UNITED
                                     STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                One American Row
                               Hartford, CT 06102
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------


                       THE PHOENIX
                                 EDGE
                                   SERIES FUND
                                   JUNE 30, 2004

--------------------------------------------------------------------------------
   Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by any effective
Prospectus which includes information concerning charges, Fund's record and other pertinent information.

                            MESSAGE FROM THE CHAIRMAN


Dear Shareholder:

     Over the last six months, financial services firms continued to respond to regulatory attention that was paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny. Your Fund's Board of Trustees recognized the seriousness of these issues. As a result, it took action to expand its review of policies and procedures to insure compliance with applicable rules and regulations. Moving forward, the Board will continue to take steps to comply with new legislation and regulation and to assimilate evolving best practices identified by leading industry groups such as the Investment Company Institute 1.

     I hope that you'll take time to review the activities and performance information included in this semiannual report for the Phoenix Edge Series Fund. At this time, we believe that the U.S. economy continues to demonstrate clear signs of growth in response to monetary and fiscal stimulus. Gross domestic product grew at a 4.5% rate in the first quarter of 2004, and corporate profits continue to improve. Recent reports on employment have begun to confirm that economic growth is translating into job growth. However, with the strong economy and growth, we feel that fears of accelerating inflation and uncertainty in world political events have put negative pressure on equity and fixed income markets.

     All of these indicators point to the fact that now is an opportune time for you to review your investment portfolio with your financial advisor to be sure that your assets are properly allocated to achieve long-term success. Keep in mind that finding the best balance of performance and protection requires discipline and diversification 2. Your investment in the Phoenix Edge Series Fund may help you in this effort.

     To learn more about your investments and investing, visit
Phoenixwm.PHL.com.




Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Edge Series Fund


JULY 1, 2004


1 THE INVESTMENT COMPANY INSTITUTE (ICI) IS THE NATIONAL ASSOCIATION OF THE U.S.
  INVESTMENT COMPANY INDUSTRY. ICI REPRESENTS ITS MEMBERS AND THEIR SHAREHOLDERS ON ISSUES OF LEGISLATION, REGULATION, TAXATION, PUBLIC INFORMATION, ECONOMIC AND POLICY RESEARCH, BUSINESS OPERATIONS, AND STATISTICS.

2 DIVERSIFICATION  DOES NOT GUARANTEE  AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Fund's Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

                         THIS PAGE INTENTIONALLY BLANK.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
Phoenix-Aberdeen International Series ...................................     4
Phoenix-AIM Mid-Cap Equity Series .......................................     9
Phoenix-Alliance/Bernstein Enhanced Index Series ........................    13
Phoenix-Alliance/Bernstein Growth + Value Series ........................    19
Phoenix-Duff & Phelps Real Estate Securities Series .....................    23
Phoenix-Engemann Capital Growth Series ..................................    26
Phoenix-Engemann Small & Mid-Cap Growth Series ..........................    30
Phoenix-Goodwin Money Market Series .....................................    34
Phoenix-Goodwin Multi-Sector Fixed Income Series ........................    38
Phoenix-Goodwin Multi-Sector Short Term Bond Series .....................    48
Phoenix-Kayne Rising Dividends Series ...................................    53
Phoenix-Kayne Small-Cap Quality Value Series ............................    56
Phoenix-Lazard International Equity Select Series .......................    59
Phoenix-Lazard Small-Cap Value Series ...................................    63
Phoenix-Lazard U.S. Multi-Cap Series ....................................    68
Phoenix-Lord Abbett Bond-Debenture Series ...............................    72
Phoenix-Lord Abbett Large-Cap Value Series ..............................    79
Phoenix-Lord Abbett Mid-Cap Value Series ................................    83
Phoenix-MFS Investors Growth Stock Series ...............................    87
Phoenix-MFS Investors Trust Series ......................................    93
Phoenix-MFS Value Series ................................................    97
Phoenix-Northern Dow 30 Series ..........................................   101
Phoenix-Northern Nasdaq-100 Index(R) Series .............................   104
Phoenix-Oakhurst Growth and Income Series ...............................   108
Phoenix-Oakhurst Strategic Allocation Series ............................   113
Phoenix-Oakhurst Value Equity Series ....................................   120
Phoenix-Sanford Bernstein Global Value Series ...........................   124
Phoenix-Sanford Bernstein Mid-Cap Value Series ..........................   130
Phoenix-Sanford Bernstein Small-Cap Value Series ........................   134
Phoenix-Seneca Mid-Cap Growth Series ....................................   138
Phoenix-Seneca Strategic Theme Series ...................................   141
Phoenix-State Street Research Small-Cap Growth Series ...................   144
Notes to Financial Statements ...........................................   148

--------------------------------------------------------------------------------
   Not FDIC Insured             No Bank Guarantee              May Lose Value
--------------------------------------------------------------------------------

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      ---------  ------------

FOREIGN COMMON STOCKS(c)--97.3%
AUSTRALIA--0.4%
  QBE Insurance Group Ltd. (Property & Casualty
    Insurance) .....................................     60,000  $    534,990
                                                                 ------------
BRAZIL--5.1%
  Petroleo Brasileiro SA ADR (Integrated Oil & Gas) 188,000 4,737,600 Unibanco-Uniao de Bancos Brasileiros SA GDR
    (Diversified Banks) ............................    130,500     2,579,985
                                                                 ------------
                                                                    7,317,585
                                                                 ------------
CHINA--0.3%
  Zhejiang Expressway Co. Ltd. (Highways &
    Railtracks) ....................................    700,000       498,090
                                                                 ------------
FRANCE--10.2%
Aventis SA (Pharmaceuticals) .......................     36,000     2,717,750
  PSA Peugeot Citroen SA (Automobile Manufacturers)      49,000     2,728,614
  Schneider Electric SA (Industrial Machinery) .....     31,500     2,150,001
  Total SA (Integrated Oil & Gas) ..................     13,710     2,613,795
  Valeo SA (Auto Parts & Equipment) ................    106,200     4,425,377
                                                                 ------------
                                                                   14,635,537
                                                                 ------------
GERMANY--2.4%
  Metro AG (Department Stores) (b) .................     71,000     3,368,900
                                                                 ------------
HONG KONG--6.4%
  China Mobile Ltd. (Wireless Telecommunication
    Services) ......................................  1,043,000     3,155,825
  Dah Sing Banking Group Ltd. (Diversified
    Banks) (b) .....................................     13,400        21,990
  Dah Sing Financial Group (Diversified Banks) .....     67,000       395,138
  Giordano International Ltd. (Apparel Retail) .....  3,322,000     2,097,599
  Swire Pacific Ltd. Class B (Multi-Sector Holdings)  2,500,000     2,836,611
  Wing Hang Bank Ltd. (Diversified Banks) ..........    106,000       629,221
                                                                 ------------
                                                                    9,136,384
                                                                 ------------
INDIA--0.6%
  Gail India Ltd. GDR (Gas Utilities) (b) ..........     40,000       883,200
                                                                 ------------
ITALY--4.4%
  ENI SpA (Integrated Oil & Gas) ...................    218,296     4,334,421
  Riunione Adriatica di Sicurta SpA (Property &
    Casualty Insurance) ............................    112,000     2,031,706
                                                                 ------------
                                                                    6,366,127
                                                                 ------------
JAPAN--29.3%
  Alpine Electronics, Inc. (Household Appliances) ..    188,000     2,536,187
  Canon, Inc. (Office Electronics) .................     82,500     4,347,477
  Daito Trust Construction Co. Ltd. ................
    (Homebuilding) .................................     66,000     2,540,439
  Honda Motor Co. Ltd. (Automobile
    Manufacturers) .................................     58,000     2,795,949
  Kao Corp. (Household Products) ...................    138,000     3,326,216
  Kyocera Corp. (Office Electronics) ...............     25,500     2,164,047
  Mitsubishi Tokyo Financial Group, Inc. ...........
    (Diversified Banks) ............................        180     1,666,132
  Nikko Cordial Corp. (Investment Banking &
    Brokerage) .....................................    413,000     2,002,264
  Nippon Television Network Corp. (Broadcasting
    & Cable TV) ....................................     21,200     3,477,799
  NTT DoCoMo, Inc. (Wireless Telecommunication
    Services) ......................................      2,140     3,824,405
  ORIX Corp. (Consumer Finance) ....................     25,100     2,875,407
  Takeda Chemical Industries Ltd. ..................
    (Pharmaceuticals) ..............................     85,000     3,731,384
  Toyota Motor Corp. (Automobile Manufacturers) ....     71,000     2,876,048
  Yamanouchi Pharmaceutical Co. Ltd. (Health
    Care Supplies) .................................    112,000     3,767,035
                                                                 ------------
                                                                   41,930,789
                                                                 ------------


                                                       SHARES       VALUE
                                                      ---------  ------------

MALAYSIA--0.2%
  Sime UEP Properties Berhad (Homebuilding) ........    221,800  $    245,147
                                                                 ------------
MEXICO--2.5%
  Telefonos de Mexico SA de CV ADR Series L
    (Integrated Telecommunication Services) ........    106,000     3,526,620
                                                                 ------------
NETHERLANDS--4.2%
  ING Groep NV (Other Diversified Financial Services) 130,000 3,068,388 Koninklijke (Royal) KPN NV (Integrated
    Telecommunication Services) (b) ................    383,000     2,917,012
                                                                 ------------
                                                                    5,985,400
                                                                 ------------
SINGAPORE--3.5%
  City Developments Ltd. (Real Estate Management &
    Development) ...................................    100,000       313,507
  Oversea-Chinese Banking Corp. Ltd. (Diversified
    Banks) .........................................    526,000     3,695,085
  Robinson & Co. Ltd. (Department Stores) ..........    125,000       417,284
  United Overseas Bank Ltd. (Diversified Banks) ....     78,400       609,922
                                                                 ------------
                                                                    5,035,798
                                                                 ------------
SOUTH KOREA--1.8%
  Kookmin Bank (Diversified Banks) (b) .............     15,000       466,032
  Kookmin Bank ADR (Diversified Banks) (b) .........     44,000     1,380,720
  Shinsegae Co. Ltd. (Department Stores) ...........      3,120       716,885
                                                                 ------------
                                                                    2,563,637
                                                                 ------------
SPAIN--2.3%
  Altadis SA (Tobacco) .............................    106,000     3,275,705
                                                                 ------------
SWEDEN--3.4%
  Nordea Bank AB (Diversified Banks) ...............    243,000     1,750,011
  Svenska Handelsbanken AB Class A (Diversified
    Banks) .........................................     74,000     1,483,350
  Volvo AB Class B (Construction, Farm Machinery &
    Heavy Trucks) ..................................     47,000     1,634,685
                                                                 ------------
                                                                    4,868,046
                                                                 ------------
SWITZERLAND--3.7%
  Novartis AG (Pharmaceuticals) ....................     71,000     3,132,186
  Zurich Financial Services AG (Property & Casualty
    Insurance) (b) .................................     13,500     2,131,608
                                                                 ------------
                                                                    5,263,794
                                                                 ------------
TAIWAN--0.8%
  Fubon Financial Holding Co. Ltd. (Multi-Sector
    Holdings) ......................................    284,000       247,360
  SinoPac Holdings (Diversified Banks) .............  1,038,237       543,192
  Taiwan Cellular Corp. (Wireless
    Telecommunication Services) ....................    309,400       294,316
                                                                 ------------
                                                                    1,084,868
                                                                 ------------
THAILAND--0.9%
  Hana Microelectronics Public Co. Ltd. (Electronic
    Equipment Manufacturers) .......................  1,004,000       613,917
  PTT Exploration and Production Public Co. Ltd. ...
    (Oil & Gas Exploration & Production) ...........    100,000       655,497
                                                                 ------------
                                                                    1,269,414
                                                                 ------------
UNITED KINGDOM--14.9%
  AstraZeneca plc (Pharmaceuticals) ................     31,200     1,399,819
  BP plc (Integrated Oil & Gas) ....................    164,000     1,448,406
  Britannic Group plc (Property & Casualty Insurance)    90,672       607,171
  British American Tobacco plc (Tobacco) ...........    123,000     1,906,052
  BT Group plc (Integrated Telecommunication
    Services) ......................................    402,500     1,448,918


                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                       SHARES       VALUE
                                                      ---------  ------------

UNITED KINGDOM--CONTINUED
  Cadbury Schweppes plc (Packaged Foods &
    Meats) (b) .....................................    334,000  $  2,881,660
  Emap plc (Publishing & Printing) .................    203,000     2,724,239
  Marks & Spencer Group plc (Department Stores) ....    322,000     2,118,267
  Sainsbury (J) plc (Food Retail) ..................    452,000     2,334,101
  Schroders plc (Asset Management & Custody
    Banks) .........................................    129,000     1,434,061
  Weir Group plc (The) (Industrial Machinery) ......    319,000     1,671,884
  Wood Group (John) plc (Oil & Gas Equipment &
    Services) ......................................    560,000     1,317,689
                                                                 ------------
                                                                   21,292,267
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $119,695,174) ..............................   139,082,298
                                                                 ------------
WARRANTS--0.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
  City Developments Ltd. (b)(d) ....................     10,000        17,068
                                                                 ------------
TOTAL WARRANTS
  (Identified cost $0) ........................................        17,068
                                                                 ------------
FOREIGN PREFERRED STOCKS(c)--1.9%
SINGAPORE--0.0%
  City Development Ltd. Pfd. (Real Estate Management
    & Development) .................................     40,000        26,010
                                                                 ------------
SOUTH KOREA--1.9%
  Hyundai Motor Co. Ltd. Pfd. (Automobile
    Manufacturers) .................................     28,000       546,430
  Samsung Electronics Co. Ltd. Pfd. (Semiconductors)      8,000     2,097,792
                                                                 ------------
                                                                    2,644,222
                                                                 ------------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $1,122,664) ................................     2,670,232
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--99.2%
  (Identified cost $120,817,838) ..............................   141,769,598
                                                                 ------------


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)
                                           ---------     ------

SHORT-TERM OBLIGATIONS--1.9%
COMMERCIAL PAPER--1.9%
  Clipper Receivables Co. LLC 1.50%,
    7/1/04 ..............................      A-1       $2,785     2,785,000
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,785,000) ................................     2,785,000
                                                                 ------------
TOTAL INVESTMENTS--101.1%
  (Identified cost $123,602,838) ..............................   144,554,598(a)
  Other assets and liabilities, net--(1.1)% ...................    (1,564,108)
                                                                 ------------
NET ASSETS--100.0% ............................................  $142,990,490
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,329,712 and gross depreciation of $3,447,784 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $123,672,670.
(b) Non-income producing.
(c) Foreign Common Stocks and Foreign Preferred Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(d) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2004, this security amounted to a value of $17,068 or 0.0% of net assets.

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES


                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)



Apparel Retail .......................................................     1.5%
Asset Management & Custody Banks .....................................     1.0
Auto Parts & Equipment ...............................................     3.1
Automobile Manufacturers .............................................     6.3
Broadcasting & Cable TV ..............................................     2.5
Construction, Farm Machinery & Heavy Trucks ..........................     1.2
Consumer Finance .....................................................     2.0
Department Stores ....................................................     4.7
Diversified Banks ....................................................    10.7
Electronic Equipment Manufacturers ...................................     0.4
Food Retail ..........................................................     1.6
Gas Utilities ........................................................     0.6
Health Care Supplies .................................................     2.7
Highways & Railtracks ................................................     0.3
Homebuilding .........................................................     2.0
Household Appliances .................................................     1.8
Household Products ...................................................     2.3
Industrial Machinery .................................................     2.7
Integrated Oil & Gas .................................................     9.3
Integrated Telecommunication Services ................................     5.6
Investment Banking & Brokerage .......................................     1.4
Multi-Sector Holdings ................................................     2.2
Office Electronics ...................................................     4.6
Oil & Gas Equipment & Services .......................................     0.9
Oil & Gas Exploration & Production ...................................     0.5
Other Diversified Financial Services .................................     2.2
Packaged Foods & Meats ...............................................     2.0
Pharmaceuticals ......................................................     7.7
Property & Casualty Insurance ........................................     3.7
Publishing & Printing ................................................     1.9
Real Estate Management & Development .................................     0.3
Semiconductors .......................................................     1.5
Tobacco ..............................................................     3.7
Wireless Telecommunication Services ..................................     5.1
                                                                         -----
                                                                         100.0%
                                                                         =====

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $123,602,838) ..................   $144,554,598
Cash ...........................................................................          4,200
Receivables
  Investment securities sold ...................................................        982,609
  Dividends ....................................................................        498,427
  Tax reclaims .................................................................        104,759
  Fund shares sold .............................................................         64,392
Prepaid expenses ...............................................................             93
                                                                                   ------------
    Total assets ...............................................................    146,209,078
                                                                                   ------------
LIABILITIES
Payables
  Investment securities purchased ..............................................      2,885,386
  Fund shares repurchased ......................................................        141,941
  Investment advisory fee ......................................................         87,341
  Financial agent fee ..........................................................         10,423
  Administration fee ...........................................................          9,316
  Trustees' fee ................................................................          1,038
Accrued expenses ...............................................................         83,143
                                                                                   ------------
    Total liabilities ..........................................................      3,218,588
                                                                                   ------------
NET ASSETS .....................................................................   $142,990,490
                                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $184,118,715
  Undistributed net investment income ..........................................      1,208,418
  Accumulated net realized loss ................................................    (63,297,409)
  Net unrealized appreciation ..................................................     20,960,766
                                                                                   ------------
NET ASSETS .....................................................................   $142,990,490
                                                                                   ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization     13,060,392
                                                                                   ============
Net asset value and offering price per share ...................................         $10.95
                                                                                   ============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ....................................................................   $2,990,196
  Interest .....................................................................        3,437
  Foreign taxes withheld .......................................................     (308,539)
                                                                                   ----------
    Total investment income ....................................................    2,685,094
                                                                                   ----------
EXPENSES
  Investment advisory fee ......................................................      550,267
  Financial agent fee ..........................................................       62,612
  Administration fee ...........................................................       58,695
  Printing .....................................................................       30,385
  Custodian ....................................................................       27,252
  Professional .................................................................       17,018
  Trustees .....................................................................        3,241
  Miscellaneous ................................................................        3,477
                                                                                   ----------
    Total expenses .............................................................      752,947
                                                                                   ----------
NET INVESTMENT INCOME ..........................................................    1,932,147
                                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................    6,743,556
  Net realized loss on foreign currency transactions ...........................      (60,981)
  Net change in unrealized appreciation (depreciation) on investments ..........   (3,406,075)
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency translation ...............................................       (1,616)
                                                                                   ----------
NET GAIN ON INVESTMENTS ........................................................    3,274,884
                                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $5,207,031
                                                                                   ==========


                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                              6/30/04         YEAR ENDED
                                                                                            (UNAUDITED)        12/31/03
                                                                                           ------------      ------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $  1,932,147      $  2,499,992
  Net realized gain (loss) .............................................................      6,682,575       (12,091,716)
  Net change in unrealized appreciation (depreciation) .................................     (3,407,691)       47,151,603
                                                                                           ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      5,207,031        37,559,879
                                                                                           ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................     (1,197,720)       (2,420,960)
                                                                                           ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................     (1,197,720)       (2,420,960)
                                                                                           ------------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,732,633 and 6,460,085 shares, respectively) .........     18,928,428        54,888,465
  Net asset value of shares issued in conjunction with Plan of Reorganization (0 and
    1,885,115 shares, respectively) (see note 8) .......................................             --        14,391,123
  Net asset value of shares issued from reinvestment of distributions (108,750 and
    271,861 shares, respectively) ......................................................      1,197,720         2,420,960
  Cost of shares repurchased (2,438,968 and 8,696,850 shares, respectively) ............    (26,725,372)      (74,433,150)
                                                                                           ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     (6,599,224)       (2,732,602)
                                                                                           ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     (2,589,913)       32,406,317
NET ASSETS
  Beginning of period ..................................................................    145,580,403       113,174,086
                                                                                           ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,208,418
    AND $ 473,991, RESPECTIVELY) .......................................................   $142,990,490      $145,580,403
                                                                                           ============      ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                   SIX MONTHS
                                                      ENDED                         YEAR ENDED DECEMBER 31,
                                                     6/30/04        ----------------------------------------------------------
                                                   (UNAUDITED)       2003         2002         2001         2000         1999
                                                   -----------      ------       ------       ------       ------       ------
Net asset value, beginning of period ...........      $10.66        $ 8.24       $ 9.78       $13.25       $17.19       $15.46
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .................        0.15          0.18         0.12         0.06         0.08         0.23
  Net realized and unrealized gain (loss) ......        0.23          2.41        (1.56)       (3.23)       (2.77)        4.13
                                                      ------        ------       ------       ------       ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ...........        0.38          2.59        (1.44)       (3.17)       (2.69)        4.36
                                                      ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income .........       (0.09)        (0.17)       (0.10)          --        (0.06)       (0.39)
  Distributions from net realized gains ........          --            --           --        (0.30)       (1.19)       (2.24)
                                                      ------        ------       ------       ------       ------       ------
    TOTAL DISTRIBUTIONS ........................       (0.09)        (0.17)       (0.10)       (0.30)       (1.25)       (2.63)
                                                      ------        ------       ------       ------       ------       ------
CHANGE IN NET ASSET VALUE ......................        0.29          2.42        (1.54)       (3.47)       (3.94)        1.73
                                                      ------        ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD .................      $10.95        $10.66       $ 8.24       $ 9.78       $13.25       $17.19
                                                      ======        ======       ======       ======       ======       ======
Total return ...................................        3.56%(2)     31.86%      (14.81)%     (24.04)%     (15.81)%      29.49%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ........    $142,990      $145,580     $113,174     $160,224     $233,609     $298,973
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ...........................        1.03%(1)      1.07%        1.05%        1.02%        1.02%        1.01%
  Net investment income ........................        2.63%(1)      1.99%        1.18%        0.72%        0.54%        0.81%
Portfolio turnover .............................          29%(2)        39%          34%          74%          94%          79%

(1) Annualized.
(2) Not annualized.

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                        -------  ------------

DOMESTIC COMMON STOCKS--81.8%
ADVERTISING--1.2%
  Valassis Communications, Inc. (b) .................     6,600  $   201,102
                                                                 -----------
AEROSPACE & DEFENSE--1.4%
  L-3 Communications Holdings, Inc. .................     3,700      247,160
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.8%
  V. F. Corp. .......................................     6,600      321,420
                                                                 -----------
APPLICATION SOFTWARE--0.9%
  Fair Isaac Corp. ..................................     4,900      163,562
                                                                 -----------
COMMUNICATIONS EQUIPMENT--1.0%
  Emulex Corp. (b) ..................................    11,800      168,858
                                                                 -----------
COMPUTER HARDWARE--1.0%
  Diebold, Inc. .....................................     3,300      174,471
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--4.1%
  Affiliated Computer Services, Inc. Class A (b) ....     2,900      153,526
  Ceridian Corp. (b) ................................    14,600      328,500
  Certegy, Inc. .....................................     6,000      232,800
                                                                 -----------
                                                                     714,826
                                                                 -----------
DISTRIBUTORS--1.2%
  Genuine Parts Co. .................................     5,100      202,368
                                                                 -----------
DIVERSIFIED BANKS--0.7%
  Comerica, Inc. ....................................     2,250      123,480
                                                                 -----------
DIVERSIFIED CHEMICALS--0.8%
  Engelhard Corp. ...................................     4,100      132,471
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--0.8%
  Viad Corp. ........................................     5,300      143,153
                                                                 -----------
ELECTRIC UTILITIES--2.8%
  FPL Group, Inc. ...................................     2,750      175,862
  Wisconsin Energy Corp. ............................     9,900      322,839
                                                                 -----------
                                                                     498,701
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.1%
  Rockwell Automation, Inc. .........................     4,300      161,293
  Roper Industries, Inc. ............................     3,600      204,840
                                                                 -----------
                                                                     366,133
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--4.4%
  Agilent Technologies, Inc. (b) ....................     5,200      152,256
  Amphenol Corp. Class A (b) ........................     5,000      166,600
  Mettler-Toledo International, Inc. (b) ............     4,800      235,872
  Waters Corp. (b) ..................................     4,375      209,037
                                                                 -----------
                                                                     763,765
                                                                 -----------
ENVIRONMENTAL SERVICES--1.8%
  Republic Services, Inc. ...........................    10,800      312,552
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.3%
  Scotts Co. (The) Class A (b) ......................     3,600      229,968
                                                                 -----------
FOOD RETAIL--2.5%
  Kroger Co. (The) (b) ..............................    16,100      293,020
  Safeway, Inc. (b) .................................     5,800      146,972
                                                                 -----------
                                                                     439,992
                                                                 -----------
GENERAL MERCHANDISE STORES--0.8%
  Family Dollar Stores, Inc. ........................     4,700      142,974
                                                                 -----------
HEALTH CARE DISTRIBUTORS--1.4%
  AmerisourceBergen Corp. ...........................     4,190      250,478
                                                                 -----------


                                                        SHARES      VALUE
                                                        -------  ------------

HEALTH CARE SERVICES--2.6%
  IMS Health, Inc. ..................................    11,400  $   267,216
  Medco Health Solutions, Inc. (b) ..................     5,000      187,500
                                                                 -----------
                                                                     454,716
                                                                 -----------
HOME FURNISHINGS--1.9%
  Mohawk Industries, Inc. (b) .......................     4,450      326,318
                                                                 -----------
HOUSEWARES & SPECIALTIES--1.3%
  Newell Rubbermaid, Inc. ...........................     9,800      230,300
                                                                 -----------
INDUSTRIAL MACHINERY--5.0%
  Dover Corp. .......................................     9,000      378,900
  ITT Industries, Inc. ..............................     1,600      132,800
  Pentair, Inc. .....................................     5,350      179,974
  SPX Corp. .........................................     3,800      176,472
                                                                 -----------
                                                                     868,146
                                                                 -----------
INTEGRATED OIL & GAS--2.0%
  Amerada Hess Corp. ................................     2,225      176,198
  Murphy Oil Corp. ..................................     2,325      171,352
                                                                 -----------
                                                                     347,550
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
  CenturyTel, Inc. ..................................     5,600      168,224
                                                                 -----------
LEISURE PRODUCTS--2.5%
  Brunswick Corp. ...................................     4,750      193,800
  Mattel, Inc. ......................................    13,450      245,463
                                                                 -----------
                                                                     439,263
                                                                 -----------
METAL & GLASS CONTAINERS--2.4%
  Ball Corp. ........................................     2,400      172,920
  Pactiv Corp. (b) ..................................    10,200      254,388
                                                                 -----------
                                                                     427,308
                                                                 -----------
OFFICE ELECTRONICS--1.4%
  Xerox Corp. (b) ...................................    17,100      247,950
                                                                 -----------
OFFICE SERVICES & SUPPLIES--1.9%
  Miller (Herman), Inc. .............................     5,700      164,958
  Pitney Bowes, Inc. ................................     3,900      172,575
                                                                 -----------
                                                                     337,533
                                                                 -----------
OIL & GAS DRILLING--0.9%
  Noble Corp. (b) ...................................     4,100      155,349
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--0.9%
  Cooper Cameron Corp. (b) ..........................     3,400      165,580
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--3.2%
  Devon Energy Corp. ................................     2,856      188,496
  Pioneer Natural Resources Co. (b) .................     5,000      175,400
  XTO Energy, Inc. ..................................     6,562      195,482
                                                                 -----------
                                                                     559,378
                                                                 -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.3%
  Williams Cos., Inc. (The) .........................    19,650      233,835
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
  Principal Financial Group, Inc. ...................     5,600      194,768
                                                                 -----------
PACKAGED FOODS & MEATS--1.8%
  Campbell Soup Co. .................................    11,500      309,120
                                                                 -----------
PAPER PRODUCTS--1.2%
  Georgia-Pacific Corp. .............................     5,900      218,182
                                                                 -----------

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES


                                                        SHARES      VALUE
                                                        -------  ------------

PUBLISHING & PRINTING--1.7%
  Lee Enterprises, Inc. .............................     1,700  $    81,617
  New York Times Co. (The) Class A ..................     4,650      207,902
                                                                 -----------
                                                                     289,519
                                                                 -----------
REGIONAL BANKS--6.4%
  AmSouth Bancorp ...................................     4,900      124,803
  Banknorth Group, Inc. .............................     3,700      120,176
  City National Corp. ...............................     2,050      134,685
  Compass Bancshares, Inc. ..........................     3,000      129,000
  Hibernia Corp. Class A ............................     5,400      131,220
  Hudson United Bancorp .............................     3,200      119,296
  Marshall & Ilsley Corp. ...........................     3,400      132,906
  TCF Financial Corp. ...............................     4,100      238,005
                                                                 -----------
                                                                   1,130,091
                                                                 -----------
RESTAURANTS--0.6%
  Outback Steakhouse, Inc. ..........................     2,600      107,536
                                                                 -----------
SEMICONDUCTORS--1.8%
  Microchip Technology, Inc. ........................     6,100      192,394
  Xilinx, Inc. ......................................     3,800      126,578
                                                                 -----------
                                                                     318,972
                                                                 -----------
SPECIALTY CHEMICALS--4.4%
  International Flavors & Fragrances, Inc. ..........    10,900      407,660
  Sigma-Aldrich Corp. ...............................     2,800      166,908
  Valspar Corp. (The) ...............................     3,850      194,002
                                                                 -----------
                                                                     768,570
                                                                 -----------
SYSTEMS SOFTWARE--1.8%
  Computer Associates International, Inc. ...........    11,200      314,272
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--0.7%
  Webster Financial Corp. ...........................     2,600      122,252
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $11,920,443) ...............................   14,332,166
                                                                 -----------
FOREIGN COMMON STOCKS(c)--4.4%
BREWERS--1.3%
  Heineken NV (Netherlands) .........................     6,987      229,621
                                                                 -----------
PACKAGED FOODS & MEATS--1.0%
  Tate & Lyle plc (United Kingdom) ..................    30,000      179,537
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--1.1%
  ACE Ltd. (Bermuda) ................................     4,600      194,488
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--1.0%
  ASML Holding NV NY Registered Shares
    (Netherlands) (b) ...............................    10,000      171,100
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $698,819) ..................................      774,746
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--86.2%
  (Identified cost $12,619,262) ...............................   15,106,912
                                                                 -----------


                                                          PAR
                                                         VALUE
                                                         (000)      VALUE
                                                        -------  -----------

SHORT-TERM OBLIGATIONS--14.2%
REPURCHASE AGREEMENTS--14.2%
  State Street Bank and Trust Co. repurchase
    agreement, 1.30% dated 6/30/04, due
    7/1/04, repurchase price $2,489,090,
    collaterized by Sallie Mae 3.375%, 7/15/04,
    market value $2,540,530 .........................    $2,489  $ 2,489,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,489,000) ................................    2,489,000
                                                                 -----------
TOTAL INVESTMENTS--100.4%
  (Identified cost $15,108,262) ...............................   17,595,912(a)
  Other assets and liabilities, net--(0.4)% ...................      (67,278)
                                                                 -----------
NET ASSETS--100.0% ............................................  $17,528,634
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,579,030 and gross depreciation of $119,845 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $15,136,727.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)



ASSETS
Investment securities at value exclusive of repurchase agreements (Identified
  cost $12,619,262) ............................................................   $15,106,912
Repurchase agreements at value (Identified cost $2,489,000) ....................     2,489,000
Cash ...........................................................................           119
Receivables
  Fund shares sold .............................................................        13,921
  Dividends and interest .......................................................        12,718
Prepaid expenses ...............................................................             7
                                                                                   -----------
    Total assets ...............................................................    17,622,677
                                                                                   -----------
LIABILITIES
Payables
  Fund shares repurchased ......................................................        35,960
  Printing fee .................................................................        23,569
  Professional fee .............................................................        22,481
  Financial agent fee ..........................................................         3,683
  Investment advisory fee ......................................................         3,010
  Administration fee ...........................................................         1,129
  Trustees' fee ................................................................         1,039
Accrued expenses ...............................................................         3,172
                                                                                   -----------
    Total liabilities ..........................................................        94,043
                                                                                   -----------
NET ASSETS .....................................................................   $17,528,634
                                                                                   ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $14,204,047
  Accumulated net investment loss ..............................................        (2,087)
  Accumulated net realized gain ................................................       839,022
  Net unrealized appreciation ..................................................     2,487,652
                                                                                   -----------
NET ASSETS .....................................................................   $17,528,634
                                                                                   ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization     1,331,783
                                                                                   ===========
Net asset value and offering price per share ...................................        $13.16
                                                                                   ===========


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ....................................................................   $   71,908
  Interest .....................................................................       10,606
  Foreign taxes withheld .......................................................         (203)
                                                                                   ----------
    Total investment income ....................................................       82,311
                                                                                   ----------
EXPENSES
  Investment advisory fee ......................................................       65,217
  Financial agent fee ..........................................................       20,644
  Administration fee ...........................................................        6,138
  Professional .................................................................       17,276
  Printing .....................................................................       12,433
  Custodian ....................................................................        8,972
  Trustees .....................................................................        3,241
  Miscellaneous ................................................................        1,480
                                                                                   ----------
    Total expenses .............................................................      135,401
    Less expenses borne by investment adviser ..................................      (51,003)
                                                                                   ----------
    Net expenses ...............................................................       84,398
                                                                                   ----------
NET INVESTMENT LOSS ............................................................       (2,087)
                                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................      918,670
  Net realized gain on foreign currency transactions ...........................          161
  Net change in unrealized appreciation (depreciation) on investments ..........      345,372
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency translation ...............................................            2
                                                                                   ----------
NET GAIN ON INVESTMENTS ........................................................    1,264,205
                                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $1,262,118
                                                                                   ==========

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                     6/30/04      YEAR ENDED
                                                                                   (UNAUDITED)     12/31/03
                                                                                   -----------    -----------
FROM OPERATIONS
  Net investment income (loss) .................................................   $    (2,087)   $    (5,779)
  Net realized gain (loss) .....................................................       918,831         52,861
  Net change in unrealized appreciation (depreciation) .........................       345,374      2,452,061
                                                                                   -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................     1,262,118      2,499,143
                                                                                   -----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (351,200 and 480,583 shares, respectively) .....     4,401,054      5,129,520
  Cost of shares repurchased (133,981 and 197,687 shares, respectively) ........    (1,684,823)    (1,965,767)
                                                                                   -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................     2,716,231      3,163,753
                                                                                   -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................     3,978,349      5,662,896
NET ASSETS
  Beginning of period ..........................................................    13,550,285      7,887,389
                                                                                   -----------    -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($2,087) AND $0,
    RESPECTIVELY) ..............................................................   $17,528,634    $13,550,285
                                                                                   ===========    ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                     SIX MONTHS           YEAR ENDED
                                                        ENDED             DECEMBER 31,          FROM INCEPTION
                                                       6/30/04        --------------------       10/29/01 TO
                                                     (UNAUDITED)       2003          2002          12/31/01
                                                     -----------      ------        ------      --------------
Net asset value, beginning of period ............      $12.16         $ 9.48        $10.66          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................          --(4)          --(4)         --(4)           --(4)
  Net realized and unrealized gain (loss) .......        1.00           2.68         (1.17)           0.66
                                                       ------         ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ............        1.00           2.68         (1.17)           0.66
                                                       ------         ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........          --             --            --(4)           --
  Distributions from net realized gains .........          --             --         (0.01)             --
                                                       ------         ------        ------          ------
    TOTAL DISTRIBUTIONS .........................          --             --         (0.01)             --
                                                       ------         ------        ------          ------
CHANGE IN NET ASSET VALUE .......................        1.00           2.68         (1.18)           0.66
                                                       ------         ------        ------          ------
NET ASSET VALUE, END OF PERIOD ..................      $13.16         $12.16        $ 9.48          $10.66
                                                       ======         ======        ======          ======
Total return ....................................        8.26%(3)      28.19%       (10.89)%          6.55%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........     $17,529        $13,550        $7,887          $3,752
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .........................        1.10%(2)       1.10%(5)      1.09%(5)        1.05%(2)
  Net investment income (loss) ..................       (0.03)%(2)     (0.06)%       (0.07)%          0.16%(2)
Portfolio turnover ..............................          27%(3)         42%           47%             12%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.76%, 2.27%, 3.43% and 7.13% for the periods ended June 30, 2004, December 31, 2003, 2002 and 2001, respectively.
(2) Annualized.
(3) Not annualized.
(4) Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                      -------    ------------

DOMESTIC COMMON STOCKS--97.3%
ADVERTISING--0.1%
  Interpublic Group of Cos., Inc. (The) (b) ........    8,900    $    122,197
                                                                 ------------
AEROSPACE & DEFENSE--1.6%
  Boeing Co. (The) .................................    8,300         424,047
  Goodrich Corp. ...................................    4,100         132,555
  Honeywell International, Inc. ....................   12,300         450,549
  Northrop Grumman Corp. ...........................    3,000         161,100
  United Technologies Corp. ........................    7,900         722,692
                                                                 ------------
                                                                    1,890,943
                                                                 ------------
AGRICULTURAL PRODUCTS--0.1%
  Archer-Daniels-Midland Co. .......................    5,000          83,900
                                                                 ------------
AIR FREIGHT & COURIERS--0.4%
  United Parcel Service, Inc. Class B ..............    6,300         473,571
                                                                 ------------
AIRLINES--0.1%
  Southwest Airlines Co. ...........................   10,500         176,085
                                                                 ------------
ALUMINUM--0.3%
  Alcoa, Inc. ......................................   11,325         374,065
                                                                 ------------
APPAREL RETAIL--0.3%
  TJX Cos., Inc. (The) .............................   14,000         337,960
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
  V. F. Corp. ......................................    4,000         194,800
                                                                 ------------
APPLICATION SOFTWARE--0.2%
  Mercury Interactive Corp. (b) ....................    4,500         224,235
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
  Bank of New York Co., Inc. (The) .................    8,300         244,684
  Franklin Resources, Inc. .........................    4,500         225,360
  Legg Mason, Inc. .................................    2,000         182,020
                                                                 ------------
                                                                      652,064
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.2%
  Delphi Corp. .....................................   20,400         217,872
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.8%
  Ford Motor Co. ...................................   20,700         323,955
  General Motors Corp. .............................   14,200         661,578
                                                                 ------------
                                                                      985,533
                                                                 ------------
BIOTECHNOLOGY--2.1%
  Amgen, Inc. (b) ..................................   23,000       1,255,110
  Biogen Idec, Inc. (b) ............................    7,550         477,537
  Cephalon, Inc. (b) ...............................    5,300         286,200
  Genentech, Inc. (b) ..............................    1,900         106,780
  Gilead Sciences, Inc. (b) ........................    5,100         341,700
                                                                 ------------
                                                                    2,467,327
                                                                 ------------
BREWERS--0.2%
  Anheuser-Busch Cos., Inc. ........................    4,200         226,800
                                                                 ------------
BROADCASTING & CABLE TV--0.9%
  Clear Channel Communications, Inc. ...............    9,000         332,550
  Comcast Corp. Class A (b) ........................   17,000         476,510
  Univision Communications, Inc. Class A (b) .......    6,200         197,966
  Westwood One, Inc. (b) ...........................    4,800         114,240
                                                                 ------------
                                                                    1,121,266
                                                                 ------------
BUILDING PRODUCTS--0.8%
  American Standard Cos., Inc. (b) .................   15,900         640,929
  Masco Corp. ......................................   10,800         336,744
                                                                 ------------
                                                                      977,673
                                                                 ------------


                                                      SHARES         VALUE
                                                      -------    ------------

COMMERCIAL PRINTING--0.3%
  Donnelley (R.R.) & Sons Co. ......................    9,600    $    316,992
                                                                 ------------
COMMUNICATIONS EQUIPMENT--3.9%
  ADC Telecommunications, Inc. (b) .................   30,000          85,200
  Cisco Systems, Inc. (b) ..........................   96,700       2,291,790
  Corning, Inc. (b) ................................   22,800         297,768
  Juniper Networks, Inc. (b) .......................    9,800         240,786
  Lucent Technologies, Inc. (b) ....................   65,000         245,700
  Motorola, Inc. ...................................   23,600         430,700
  QUALCOMM, Inc. ...................................   12,800         934,144
  Tellabs, Inc. (b) ................................   12,000         104,880
                                                                 ------------
                                                                    4,630,968
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--0.1%
  Circuit City Stores, Inc. ........................   14,000         181,300
                                                                 ------------
COMPUTER HARDWARE--2.8%
  Dell, Inc. (b) ...................................   32,600       1,167,732
  Hewlett-Packard Co. ..............................   38,500         812,350
  International Business Machines Corp. ............   16,200       1,428,030
                                                                 ------------
                                                                    3,408,112
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--0.3%
  EMC Corp. (b) ....................................   27,700         315,780
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.4%
  Caterpillar, Inc. ................................    4,500         357,480
  PACCAR, Inc. .....................................    3,000         173,970
                                                                 ------------
                                                                      531,450
                                                                 ------------
CONSUMER FINANCE--1.0%
  American Express Co. .............................    6,000         308,280
  MBNA Corp. .......................................   33,300         858,807
                                                                 ------------
                                                                    1,167,087
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
  Automatic Data Processing, Inc. ..................    2,600         108,888
  Computer Sciences Corp. (b) ......................    2,500         116,075
  Electronic Data Systems Corp. ....................   12,000         229,800
  First Data Corp. .................................    5,100         227,052
  Fiserv, Inc. (b) .................................    7,300         283,897
                                                                 ------------
                                                                      965,712
                                                                 ------------
DEPARTMENT STORES--0.6%
  Federated Department Stores, Inc. ................    2,000          98,200
  May Department Stores Co. (The) ..................   10,200         280,398
  Sears Roebuck and Co. ............................    7,500         283,200
                                                                 ------------
                                                                      661,798
                                                                 ------------
DISTRIBUTORS--0.1%
  Genuine Parts Co. ................................    1,800          71,424
                                                                 ------------
DIVERSIFIED BANKS--4.2%
  Bank of America Corp. ............................   24,773       2,096,291
  Bank One Corp. ...................................   12,600         642,600
  Comerica, Inc. ...................................    3,900         214,032
  U.S. Bancorp .....................................   19,700         542,932
  Wachovia Corp. ...................................   14,700         654,150
  Wells Fargo & Co. ................................   14,600         835,558
                                                                 ------------
                                                                    4,985,563
                                                                 ------------
DIVERSIFIED CAPITAL MARKETS--0.8%
  J.P. Morgan Chase & Co. ..........................   25,700         996,389
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                      SHARES         VALUE
                                                      -------    ------------

DIVERSIFIED CHEMICALS--1.2%
  Dow Chemical Co. (The) ...........................    7,000    $    284,900
  Du Pont (E.I.) de Nemours & Co. ..................   11,000         488,620
  Eastman Chemical Co. .............................    3,500         161,805
  FMC Corp. (b) ....................................    5,000         215,550
  PPG Industries, Inc. .............................    5,100         318,699
                                                                 ------------
                                                                    1,469,574
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
  Cendant Corp. ....................................   15,000         367,200
                                                                 ------------
DRUG RETAIL--0.1%
  Rite Aid Corp. (b) ...............................   21,000         109,620
                                                                 ------------
ELECTRIC UTILITIES--2.5%
  Ameren Co. .......................................    2,300          98,808
  American Electric Power Co., Inc. ................   11,200         358,400
  CMS Energy Corp. (b) .............................   16,300         148,819
  Consolidated Edison, Inc. ........................    3,000         119,280
  DTE Energy Co. ...................................    6,000         243,240
  Entergy Corp. ....................................    5,800         324,858
  Exelon Corp. .....................................    7,000         233,030
  FirstEnergy Corp. ................................    9,500         355,395
  FPL Group, Inc. ..................................    2,700         172,665
  PG&E Corp. (b) ...................................    4,600         128,524
  Pinnacle West Capital Corp. ......................    3,000         121,170
  PPL Corp. ........................................    5,800         266,220
  Progress Energy, Inc. ............................    2,900         127,745
  TXU Corp. ........................................    4,200         170,142
  Xcel Energy, Inc. ................................   10,500         175,455
                                                                 ------------
                                                                    3,043,751
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
  Cooper Industries Ltd. Class A ...................    4,200         249,522
  Emerson Electric Co. .............................    3,500         222,425
  Hubbell, Inc. Class B ............................    3,800         177,498
  Thomas & Betts Corp. (b) .........................    6,100         166,103
                                                                 ------------
                                                                      815,548
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
  Agilent Technologies, Inc. (b) ...................    4,000         117,120
  Vishay Intertechnology, Inc. (b) .................    5,500         102,190
                                                                 ------------
                                                                      219,310
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.4%
  Sanmina-SCI Corp. (b) ............................   20,000         182,000
  Solectron Corp. (b) ..............................   40,100         259,447
                                                                 ------------
                                                                      441,447
                                                                 ------------
ENVIRONMENTAL SERVICES--0.2%
  Waste Management, Inc. ...........................    6,000         183,900
                                                                 ------------
FOOD RETAIL--0.6%
  Albertson's, Inc. ................................    7,800         207,012
  Kroger Co. (The) (b) .............................    3,100          56,420
  Safeway, Inc. (b) ................................   10,000         253,400
  SUPERVALU, Inc. ..................................    8,300         254,063
                                                                 ------------
                                                                      770,895
                                                                 ------------
FOREST PRODUCTS--0.2%
  Weyerhaeuser Co. .................................    2,900         183,048
                                                                 ------------
GENERAL MERCHANDISE STORES--0.4%
  Target Corp. .....................................   12,200         518,134
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.0%
  McKesson Corp. ...................................    1,800          61,794
                                                                 ------------


                                                      SHARES         VALUE
                                                      -------    ------------

HEALTH CARE EQUIPMENT--2.2%
  Applied Biosystems Group - Applera Corp. .........    9,500    $    206,625
  Baxter International, Inc. .......................    8,200         282,982
  Boston Scientific Corp. (b) ......................   12,000         513,600
  Guidant Corp. ....................................    1,100          61,468
  Medtronic, Inc. ..................................   10,500         511,560
  St. Jude Medical, Inc. (b) .......................    6,400         484,160
  Zimmer Holdings, Inc. (b) ........................    6,600         582,120
                                                                 ------------
                                                                    2,642,515
                                                                 ------------
HEALTH CARE FACILITIES--0.6%
  HCA, Inc. ........................................    9,500         395,105
  Health Management Associates, Inc. Class A .......   15,600         349,752
                                                                 ------------
                                                                      744,857
                                                                 ------------
HEALTH CARE SERVICES--0.4%
  Caremark Rx, Inc. (b) ............................   13,700         451,278
                                                                 ------------
HOME ENTERTAINMENT SOFTWARE--0.5%
  Electronic Arts, Inc. (b) ........................   10,000         545,500
                                                                 ------------
HOME IMPROVEMENT RETAIL--1.9%
  Home Depot, Inc. (The) ...........................   32,700       1,151,040
  Lowe's Cos., Inc. ................................   16,000         840,800
  Sherwin-Williams Co. (The) .......................    5,500         228,525
                                                                 ------------
                                                                    2,220,365
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.6%
  Carnival Corp. ...................................   12,700         596,900
  Starwood Hotels & Resorts Worldwide, Inc. ........    2,600         116,610
                                                                 ------------
                                                                      713,510
                                                                 ------------
HOUSEHOLD APPLIANCES--0.2%
  Whirlpool Corp. ..................................    2,700         185,220
                                                                 ------------
HOUSEHOLD PRODUCTS--1.5%
  Kimberly-Clark Corp. .............................    3,700         243,756
  Procter & Gamble Co. (The) .......................   29,400       1,600,536
                                                                 ------------
                                                                    1,844,292
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.2%
  Fortune Brands, Inc. .............................    2,600         196,118
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--2.5%
  Wal-Mart Stores, Inc. ............................   57,700       3,044,252
                                                                 ------------
INDUSTRIAL CONGLOMERATES--4.5%
  3M Co. ...........................................    5,800         522,058
  General Electric Co. .............................  124,100       4,020,840
  Textron, Inc. ....................................    2,800         166,180
  Tyco International Ltd. ..........................   19,700         652,858
                                                                 ------------
                                                                    5,361,936
                                                                 ------------
INDUSTRIAL MACHINERY--0.5%
  Crane Co. ........................................    3,800         119,282
  Eaton Corp. ......................................    5,200         336,648
  Ingersoll-Rand Co. Class A .......................    1,200          81,972
  Parker Hannifin Corp. ............................    1,800         107,028
                                                                 ------------
                                                                      644,930
                                                                 ------------
INTEGRATED OIL & GAS--4.9%
  ChevronTexaco Corp. ..............................   12,200       1,148,142
  ConocoPhillips ...................................   12,100         923,109
  Exxon Mobil Corp. ................................   67,700       3,006,557
  Marathon Oil Corp. ...............................   10,800         408,672
  Occidental Petroleum Corp. .......................    7,000         338,870
                                                                 ------------
                                                                    5,825,350
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                      SHARES         VALUE
                                                      -------    ------------

INTEGRATED TELECOMMUNICATION SERVICES--3.0%
  ALLTEL Corp. .....................................    4,100    $    207,542
  AT&T Corp. .......................................    8,080         118,210
  AT&T Wireless Services, Inc. (b) .................   23,200         332,224
  BellSouth Corp. ..................................   19,300         506,046
  SBC Communications, Inc. .........................   36,600         887,550
  Sprint Corp. (FON Group) .........................   22,000         387,200
  Verizon Communications, Inc. .....................   30,300       1,096,557
                                                                 ------------
                                                                    3,535,329
                                                                 ------------
INTERNET RETAIL--1.0%
  eBay, Inc. (b) ...................................   12,700       1,167,765
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.9%
  Yahoo!, Inc. (b) .................................   30,400       1,104,432
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.8%
  Bear Stearns Cos., Inc. (The) ....................      800          67,448
  Goldman Sachs Group, Inc. (The) ..................    5,500         517,880
  Lehman Brothers Holdings, Inc. ...................    4,900         368,725
  Merrill Lynch & Co., Inc. ........................   10,900         588,382
  Morgan Stanley ...................................    9,900         522,423
  Schwab (Charles) Corp. (The) .....................   10,000          96,100
                                                                 ------------
                                                                    2,160,958
                                                                 ------------
LIFE & HEALTH INSURANCE--0.6%
  AFLAC, Inc. ......................................    7,500         306,075
  Jefferson-Pilot Corp. ............................    2,300         116,840
  Lincoln National Corp. ...........................    2,700         127,575
  MetLife, Inc. ....................................    4,200         150,570
                                                                 ------------
                                                                      701,060
                                                                 ------------
MANAGED HEALTH CARE--1.5%
  Anthem, Inc. (b) .................................    1,400         125,384
  CIGNA Corp. ......................................    3,000         206,430
  UnitedHealth Group, Inc. .........................   15,000         933,750
  WellPoint Health Networks, Inc. (b) ..............    4,600         515,246
                                                                 ------------
                                                                    1,780,810
                                                                 ------------
MOTORCYCLE MANUFACTURERS--0.4%
  Harley-Davidson, Inc. ............................    7,100         439,774
                                                                 ------------
MOVIES & ENTERTAINMENT--1.3%
  Time Warner, Inc. (b) ............................   36,300         638,154
  Viacom, Inc. Class B .............................   13,200         471,504
  Walt Disney Co. (The) ............................   17,200         438,428
                                                                 ------------
                                                                    1,548,086
                                                                 ------------
MULTI-LINE INSURANCE--2.2%
  American International Group, Inc. ...............   34,000       2,423,520
  Hartford Financial Services Group, Inc. (The) ....    3,000         206,220
                                                                 ------------
                                                                    2,629,740
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
  Sempra Energy ....................................    6,700         230,681
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.2%
  Pitney Bowes, Inc. ...............................    5,000         221,250
                                                                 ------------
OIL & GAS DRILLING--0.1%
  Transocean, Inc. (b) .............................    2,900          83,926
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.3%
  Halliburton Co. ..................................    3,200          96,832
  Schlumberger Ltd. ................................    4,000         254,040
                                                                 ------------
                                                                      350,872
                                                                 ------------


                                                      SHARES         VALUE
                                                      -------    ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.5%
  Ashland, Inc. ....................................    2,800    $    147,868
  El Paso Corp. ....................................   21,500         169,420
  Western Gas Resources, Inc. ......................    7,000         227,360
                                                                 ------------
                                                                      544,648
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.5%
  Citigroup, Inc. ..................................   63,900       2,971,350
                                                                 ------------
PACKAGED FOODS & MEATS--1.0%
  ConAgra Foods, Inc. ..............................    5,100         138,108
  Dean Foods Co. (b) ...............................    7,100         264,901
  General Mills, Inc. ..............................    9,400         446,782
  Heinz (H.J.) Co. .................................    3,000         117,600
  Hershey Foods Corp. ..............................    5,200         240,604
                                                                 ------------
                                                                    1,207,995
                                                                 ------------
PAPER PACKAGING--0.3%
  Sonoco Products Co. ..............................    6,000         153,000
  Temple-Inland, Inc. ..............................    3,600         249,300
                                                                 ------------
                                                                      402,300
                                                                 ------------
PAPER PRODUCTS--0.8%
  Georgia-Pacific Corp. ............................    8,000         295,840
  International Paper Co. ..........................   10,600         473,820
  MeadWestvaco Corp. ...............................    5,900         173,401
                                                                 ------------
                                                                      943,061
                                                                 ------------
PERSONAL PRODUCTS--0.6%
  Avon Products, Inc. ..............................    9,000         415,260
  Gillette Co. (The) ...............................    6,200         262,880
                                                                 ------------
                                                                      678,140
                                                                 ------------
PHARMACEUTICALS--6.9%
  Abbott Laboratories ..............................   12,600         513,576
  Bristol-Myers Squibb Co. .........................   17,400         426,300
  Forest Laboratories, Inc. (b) ....................    9,200         520,996
  Johnson & Johnson ................................   29,000       1,615,300
  Lilly (Eli) & Co. ................................    8,100         566,271
  Merck & Co., Inc. ................................   18,800         893,000
  Pfizer, Inc. .....................................   95,440       3,271,683
  Wyeth ............................................   13,100         473,696
                                                                 ------------
                                                                    8,280,822
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.1%
  Eastman Kodak Co. ................................    6,000         161,880
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--1.6%
  Allstate Corp. (The) .............................    9,100         423,605
  Chubb Corp. (The) ................................    2,600         177,268
  MBIA, Inc. .......................................    4,000         228,480
  Progressive Corp. (The) ..........................    7,470         637,191
  St. Paul Travelers Cos., Inc. (The) ..............   10,601         429,765
                                                                 ------------
                                                                    1,896,309
                                                                 ------------
PUBLISHING & PRINTING--0.2%
  Gannett Co., Inc. ................................      900          76,365
  Tribune Co. ......................................    4,100         186,714
                                                                 ------------
                                                                      263,079
                                                                 ------------
RAILROADS--0.6%
  Burlington Northern Santa Fe Corp. ...............    5,600         196,392
  CSX Corp. ........................................    9,000         294,930
  Norfolk Southern Corp. ...........................   10,300         273,156
                                                                 ------------
                                                                      764,478
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                      SHARES         VALUE
                                                      -------    ------------

REGIONAL BANKS--2.5%
  AmSouth Bancorp ..................................    5,600    $    142,632
  BB&T Corp. .......................................    5,200         192,244
  Commerce Bancorp, Inc. ...........................    5,200         286,052
  Huntington Bancshares, Inc. ......................    6,300         144,270
  KeyCorp ..........................................   11,600         346,724
  National City Corp. ..............................   14,700         514,647
  PNC Financial Services Group, Inc. (The) .........    6,800         360,944
  Regions Financial Corp. ..........................    4,800         175,440
  SouthTrust Corp. .................................    3,500         135,835
  SunTrust Banks, Inc. .............................    7,200         467,928
  Union Planters Corp. .............................    8,000         238,480
                                                                 ------------
                                                                    3,005,196
                                                                 ------------
REITS--0.4%
  Equity Office Properties Trust ...................   11,000         299,200
  Equity Residential ...............................    5,700         169,461
                                                                 ------------
                                                                      468,661
                                                                 ------------
RESTAURANTS--0.6%
  McDonald's Corp. .................................    9,600         249,600
  Starbucks Corp. (b) ..............................    7,700         334,796
  Yum! Brands, Inc. ................................    4,600         171,212
                                                                 ------------
                                                                      755,608
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.2%
  Applied Materials, Inc. (b) ......................   12,000         235,440
                                                                 ------------
SEMICONDUCTORS--3.2%
  Advanced Micro Devices, Inc. (b) .................    8,500         135,150
  Broadcom Corp. Class A (b) .......................    8,600         402,222
  Intel Corp. ......................................   77,375       2,135,550
  Linear Technology Corp. ..........................    8,000         315,760
  Maxim Integrated Products, Inc. ..................    7,600         398,392
  Silicon Laboratories, Inc. (b) ...................    2,100          97,335
  Texas Instruments, Inc. ..........................   12,900         311,922
                                                                 ------------
                                                                    3,796,331
                                                                 ------------
SOFT DRINKS--2.7%
  Coca-Cola Co. (The) ..............................   34,200       1,726,416
  Coca-Cola Enterprises, Inc. ......................    3,800         110,162
  PepsiCo, Inc. ....................................   26,600       1,433,208
                                                                 ------------
                                                                    3,269,786
                                                                 ------------
SPECIALTY CHEMICALS--0.4%
  Great Lakes Chemical Corp. .......................    5,000         135,300
  Lubrizol Corp. (The) .............................    5,100         186,762
  Rohm and Haas Co. ................................    4,500         187,110
                                                                 ------------
                                                                      509,172
                                                                 ------------
SPECIALTY STORES--0.3%
  Bed Bath & Beyond, Inc. (b) ......................    6,400         246,080
  Williams-Sonoma, Inc. (b) ........................    3,800         125,248
                                                                 ------------
                                                                      371,328
                                                                 ------------
STEEL--0.3%
  United States Steel Corp. ........................    6,400         224,768
  Worthington Industries, Inc. .....................    5,700         117,021
                                                                 ------------
                                                                      341,789
                                                                 ------------


                                                      SHARES         VALUE
                                                      -------    ------------

SYSTEMS SOFTWARE--4.0%
  Microsoft Corp. ..................................  118,900    $  3,395,784
  Oracle Corp. (b) .................................   56,800         677,624
  Symantec Corp. (b) ...............................    9,000         394,020
  VERITAS Software Corp. (b) .......................   11,300         313,010
                                                                 ------------
                                                                    4,780,438
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.2%
  Ingram Micro, Inc. Class A (b) ...................    5,100          73,797
  Tech Data Corp. (b) ..............................    2,800         109,564
                                                                 ------------
                                                                      183,361
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.8%
  Fannie Mae .......................................    9,400         670,784
  Washington Mutual, Inc. ..........................    7,400         285,936
                                                                 ------------
                                                                      956,720
                                                                 ------------
TOBACCO--1.4%
  Altria Group, Inc. ...............................   30,000       1,501,500
  R.J. Reynolds Tobacco Holdings, Inc. .............    3,000         202,770
                                                                 ------------
                                                                    1,704,270
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Nextel Communications, Inc. Class A (b) ..........   15,800         421,228
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $104,257,469) ............................     116,231,283
                                                                 ------------
FOREIGN COMMON STOCKS(c)--0.9%
ELECTRONIC MANUFACTURING SERVICES--0.1%
  Flextronics International Ltd. (Singapore) (b) ...    7,000         111,650
                                                                 ------------
OIL & GAS DRILLING--0.1%
  Nabors Industries Ltd. (United States) (b) .......    3,000         135,660
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.6%
  ACE Ltd. (Bermuda) ...............................    7,600         321,328
  XL Capital Ltd. Class A (Bermuda) ................    4,500         339,570
                                                                 ------------
                                                                      660,898
                                                                 ------------
SEMICONDUCTORS--0.1%
  Marvell Technology Group Ltd. (Bermuda) (b) ......    6,000         160,200
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $912,276) ................................       1,068,408
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.2%
  (Identified cost $105,169,745) ............................     117,299,691
                                                                 ------------
SHORT-TERM OBLIGATIONS--1.8%
MONEY MARKET MUTUAL FUNDS--1.8%
  SSgA Money Market Fund (0.77% seven
    day effective yield) ...........................2,181,408       2,181,408
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,181,408) ..............................       2,181,408
                                                                 ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $107,351,153) ............................     119,481,099(a)
  Other assets and liabilities, net--0.0% ...................         (11,498)
                                                                 ------------
NET ASSETS--100.0% ..........................................    $119,469,601
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,373,218 and gross depreciation of $5,280,658 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $108,388,539.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $107,351,153) ..................   $119,481,099
Receivables
  Dividends and interest .......................................................        142,708
  Fund shares sold .............................................................         28,051
Prepaid expenses ...............................................................             71
                                                                                   ------------
    Total assets ...............................................................    119,651,929
                                                                                   ------------
LIABILITIES
Payables
  Fund shares repurchased ......................................................         65,219
  Printing fee .................................................................         36,884
  Investment advisory fee ......................................................         36,684
  Professional fee .............................................................         19,847
  Financial agent fee ..........................................................          8,896
  Administration fee ...........................................................          7,700
  Trustees' fee ................................................................          1,039
Accrued expenses ...............................................................          6,059
                                                                                   ------------
    Total liabilities ..........................................................        182,328
                                                                                   ------------
NET ASSETS .....................................................................   $119,469,601
                                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $136,554,145
  Undistributed net investment income ..........................................        274,798
  Accumulated net realized loss ................................................    (29,489,288)
  Net unrealized appreciation ..................................................     12,129,946
                                                                                   ------------
NET ASSETS .....................................................................   $119,469,601
                                                                                   ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization     11,379,272
                                                                                   ============
Net asset value and offering price per share ...................................         $10.50
                                                                                   ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ....................................................................   $  961,628
  Interest .....................................................................        5,283
                                                                                   ----------
    Total investment income ....................................................      966,911
                                                                                   ----------
EXPENSES
  Investment advisory fee ......................................................      256,427
  Financial agent fee ..........................................................       51,980
  Administration fee ...........................................................       45,587
  Printing .....................................................................       18,242
  Professional .................................................................       14,860
  Custodian ....................................................................       11,197
  Trustees .....................................................................        3,241
  Miscellaneous ................................................................        2,984
                                                                                   ----------
    Total expenses .............................................................      404,518
    Less expenses borne by investment adviser ..................................      (34,125)
                                                                                   ----------
    Net expenses ...............................................................      370,393
                                                                                   ----------
NET INVESTMENT INCOME ..........................................................      596,518
                                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................    1,049,705
  Net change in unrealized appreciation (depreciation) on investments ..........    2,012,245
                                                                                   ----------
NET GAIN ON INVESTMENTS ........................................................    3,061,950
                                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $3,658,468
                                                                                   ==========

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                     6/30/04        YEAR ENDED
                                                                                   (UNAUDITED)       12/31/03
                                                                                   ------------     ------------
FROM OPERATIONS
  Net investment income (loss) .................................................  $    596,518     $  1,080,761
  Net realized gain (loss) .....................................................     1,049,705       (6,461,171)
  Net change in unrealized appreciation (depreciation) .........................     2,012,245       27,261,052
                                                                                  ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................     3,658,468       21,880,642
                                                                                  ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................      (448,525)      (1,038,693)
                                                                                  ------------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................      (448,525)      (1,038,693)
                                                                                  ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,686,711 and 3,876,714 shares, respectively) .    17,507,288       34,440,351
  Net asset value of shares issued from reinvestment of distributions
    (43,237 and 111,579 shares, respectively) ..................................       448,525        1,038,693
  Cost of shares repurchased (1,160,134 and 3,330,657 shares, respectively) ....   (12,030,584)     (28,964,646)
                                                                                  ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................     5,925,229        6,514,398
                                                                                  ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................     9,135,172       27,356,347
NET ASSETS
  Beginning of period ..........................................................   110,334,429       82,978,082
                                                                                  ------------     ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $274,798
    AND $126,805, RESPECTIVELY) ................................................  $119,469,601     $110,334,429
                                                                                  ============     ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                              SIX MONTHS
                                                 ENDED                            YEAR ENDED DECEMBER 31,
                                                6/30/04       -------------------------------------------------------------------
                                              (UNAUDITED)        2003         2002            2001 (3)        2000          1999
                                              -----------       ------       ------          ------          ------        ------
Net asset value, beginning of period ......      $10.21         $ 8.17       $10.81          $12.44          $14.64        $13.08
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ............        0.05           0.10         0.08            0.09            0.11          0.12
  Net realized and unrealized gain (loss) .        0.28           2.04        (2.63)          (1.57)          (1.75)         2.33
                                                 ------         ------       ------          ------          ------        ------
    TOTAL FROM INVESTMENT OPERATIONS ......        0.33           2.14        (2.55)          (1.48)          (1.64)         2.45
                                                 ------         ------       ------          ------          ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income ....       (0.04)         (0.10)       (0.09)          (0.08)          (0.11)        (0.12)
  Distributions from net realized gains ...          --             --           --           (0.07)          (0.45)        (0.77)
                                                 ------         ------       ------          ------          ------        ------
    TOTAL DISTRIBUTIONS ...................       (0.04)         (0.10)       (0.09)          (0.15)          (0.56)        (0.89)
                                                 ------         ------       ------          ------          ------        ------
CHANGE IN NET ASSET VALUE .................        0.29           2.04        (2.64)          (1.63)          (2.20)         1.56
                                                 ------         ------       ------          ------          ------        ------
NET ASSET VALUE, END OF PERIOD ............      $10.50         $10.21       $ 8.17          $10.81          $12.44        $14.64
                                                 ======         ======       ======          ======          ======        ======
Total return ..............................        3.25%(5)      26.23%      (23.68)%        (11.90)%        (11.47)%       18.86%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...    $119,470       $110,334      $82,978        $105,493        $115,625      $131,860
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) ..................        0.65%(4)       0.65%        0.63%(2)        0.55%(2)        0.55%         0.55%
  Net investment income ...................        1.05%(4)       1.18%        0.91%           0.80%           0.80%         0.95%
Portfolio turnover ........................          11%(5)         52%          44%             40%             63%           45%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71%, 0.74%, 0.73%, 0.70%, 0.69% and 0.75% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                        -------  ------------

DOMESTIC COMMON STOCKS--93.1%
ADVERTISING--0.7%
  Interpublic Group of Cos., Inc. (The) (b) .........     6,000  $    82,380
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
  Jones Apparel Group, Inc. .........................     1,900       75,012
                                                                 -----------
BIOTECHNOLOGY--2.7%
  Amgen, Inc. (b) ...................................     5,600      305,593
                                                                 -----------
BROADCASTING & CABLE TV--0.7%
  Comcast Corp. Special Class A (b) .................     2,900       80,069
                                                                 -----------
COMMUNICATIONS EQUIPMENT--4.0%
  Cisco Systems, Inc. (b) ...........................    10,400      246,480
  Juniper Networks, Inc. (b) ........................     4,300      105,651
  Tellabs, Inc. (b) .................................    12,500      109,250
                                                                 -----------
                                                                     461,381
                                                                 -----------
COMPUTER HARDWARE--5.0%
  Dell, Inc. (b) ....................................    10,000      358,200
  Hewlett-Packard Co. ...............................    10,300      217,330
                                                                 -----------
                                                                     575,530
                                                                 -----------
CONSUMER FINANCE--2.1%
  MBNA Corp. ........................................     9,350      241,136
                                                                 -----------
DEPARTMENT STORES--0.3%
  Federated Department Stores, Inc. .................       700       34,370
                                                                 -----------
DIVERSIFIED BANKS--2.2%
  Bank of America Corp. .............................     2,021      171,017
  Wachovia Corp. ....................................     1,900       84,550
                                                                 -----------
                                                                     255,567
                                                                 -----------
DIVERSIFIED CAPITAL MARKETS--2.0%
  J.P. Morgan Chase & Co. ...........................     5,800      224,866
                                                                 -----------
ELECTRIC UTILITIES--2.1%
  American Electric Power Co., Inc. .................     3,100       99,200
  Entergy Corp. .....................................     1,400       78,414
  PPL Corp. .........................................     1,400       64,260
                                                                 -----------
                                                                     241,874
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
  Cooper Industries Ltd. Class A ....................     1,100       65,351
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--0.9%
  Solectron Corp. (b) ...............................    15,400       99,638
                                                                 -----------
FOOD RETAIL--1.7%
  Kroger Co. (The) (b) ..............................     5,000       91,000
  Safeway, Inc. (b) .................................     4,100      103,894
                                                                 -----------
                                                                     194,894
                                                                 -----------
HEALTH CARE EQUIPMENT--1.8%
  Boston Scientific Corp. (b) .......................     1,400       59,920
  Medtronic, Inc. ...................................     3,100      151,032
                                                                 -----------
                                                                     210,952
                                                                 -----------
HOME ENTERTAINMENT SOFTWARE--1.5%
  Electronic Arts, Inc. (b) .........................     3,100      169,105
                                                                 -----------
HOME IMPROVEMENT RETAIL--1.7%
  Lowe's Cos., Inc. .................................     3,700      194,435
                                                                 -----------
HOUSEHOLD APPLIANCES--0.9%
  Whirlpool Corp. ...................................     1,500      102,900
                                                                 -----------


                                                        SHARES       VALUE
                                                        -------  ------------

HOUSEHOLD PRODUCTS--1.0%
  Procter & Gamble Co. (The) ........................     2,000  $   108,880
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--2.5%
  Wal-Mart Stores, Inc. .............................     5,300      279,628
                                                                 -----------
INDUSTRIAL CONGLOMERATES--5.1%
  General Electric Co. ..............................    13,750      445,500
  Textron, Inc. .....................................     2,300      136,505
                                                                 -----------
                                                                     582,005
                                                                 -----------
INDUSTRIAL MACHINERY--0.5%
  Eaton Corp. .......................................       800       51,792
                                                                 -----------
INTEGRATED OIL & GAS--4.2%
  ChevronTexaco Corp. ...............................     1,200      112,932
  ConocoPhillips ....................................     2,520      192,251
  Occidental Petroleum Corp. ........................     3,600      174,276
                                                                 -----------
                                                                     479,459
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
  Sprint Corp. (FON Group) ..........................     3,200       56,320
                                                                 -----------
INTERNET RETAIL--2.5%
  eBay, Inc. (b) ....................................     3,100      285,045
                                                                 -----------
INTERNET SOFTWARE & SERVICES--2.9%
  Yahoo!, Inc. (b) ..................................     9,200      334,236
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--3.2%
  Goldman Sachs Group, Inc. (The) ...................       800       75,328
  Lehman Brothers Holdings, Inc. ....................     1,600      120,400
  Merrill Lynch & Co., Inc. .........................     2,400      129,552
  Morgan Stanley ....................................       800       42,216
                                                                 -----------
                                                                     367,496
                                                                 -----------
LIFE & HEALTH INSURANCE--0.7%
  MetLife, Inc. .....................................     2,100       75,285
                                                                 -----------
MANAGED HEALTH CARE--1.6%
  UnitedHealth Group, Inc. ..........................     3,000      186,750
                                                                 -----------
MOVIES & ENTERTAINMENT--2.7%
  Time Warner, Inc. (b) .............................     6,500      114,270
  Viacom, Inc. Class B ..............................     5,400      192,888
                                                                 -----------
                                                                     307,158
                                                                 -----------
MULTI-LINE INSURANCE--1.8%
  American International Group, Inc. ................     2,800      199,584
                                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER--1.1%
  Constellation Energy Group, Inc. ..................     1,500       56,850
  Sempra Energy .....................................     2,100       72,303
                                                                 -----------
                                                                     129,153
                                                                 -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.6%
  Valero Energy Corp. ...............................     1,000       73,760
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.9%
  Citigroup, Inc. ...................................     9,500      441,750
                                                                 -----------
PAPER PACKAGING--1.4%
  Smurfit-Stone Container Corp. (b) .................     8,200      163,590
                                                                 -----------
PAPER PRODUCTS--0.8%
  MeadWestvaco Corp. ................................     3,000       88,170
                                                                 -----------
PERSONAL PRODUCTS--1.0%
  Avon Products, Inc. ...............................     2,500      115,350
                                                                 -----------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                                                        SHARES       VALUE
                                                        -------  ------------

PHARMACEUTICALS--3.4%
  Pfizer, Inc. ......................................     9,440  $   323,603
  Wyeth .............................................     1,700       61,472
                                                                 -----------
                                                                     385,075
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--3.9%
  Allstate Corp. (The) ..............................     1,700       79,135
  Chubb Corp. (The) .................................     1,800      122,724
  Progressive Corp. (The) ...........................     1,800      153,540
  St. Paul Travelers Cos., Inc. (The) ...............     2,253       91,337
                                                                 -----------
                                                                     446,736
                                                                 -----------
RAILROADS--2.7%
  Burlington Northern Santa Fe Corp. ................     3,600      126,252
  CSX Corp. .........................................     2,600       85,202
  Norfolk Southern Corp. ............................     3,800      100,776
                                                                 -----------
                                                                     312,230
                                                                 -----------
REGIONAL BANKS--1.0%
  National City Corp. ...............................     3,400      119,034
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--0.3%
  Applied Materials, Inc. (b) .......................     2,000       39,240
                                                                 -----------
SEMICONDUCTORS--4.6%
  Broadcom Corp. Class A (b) ........................     2,700      126,279
  Intel Corp. .......................................    10,800      298,080
  Maxim Integrated Products, Inc. ...................     1,900       99,598
                                                                 -----------
                                                                     523,957
                                                                 -----------
SOFT DRINKS--0.7%
  PepsiCo, Inc. .....................................     1,500       80,820
                                                                 -----------
SPECIALTY STORES--1.0%
  Bed Bath & Beyond, Inc. (b) .......................     1,100       42,295
  Office Depot, Inc. (b) ............................     4,300       77,013
                                                                 -----------
                                                                     119,308
                                                                 -----------
SYSTEMS SOFTWARE--4.2%
  Microsoft Corp. ...................................    14,500      414,120
  VERITAS Software Corp. (b) ........................     2,500       69,250
                                                                 -----------
                                                                     483,370
                                                                 -----------
TECHNOLOGY DISTRIBUTORS--0.1%
  Tech Data Corp. (b) ...............................       300       11,739
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--1.1%
  Fannie Mae ........................................     1,700      121,312
                                                                 -----------
TOBACCO--0.5%
  Altria Group, Inc. ................................     1,150       57,558
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $9,430,552) ................................   10,640,843
                                                                 -----------


                                                        SHARES       VALUE
                                                        -------  ------------

FOREIGN COMMON STOCKS(c)--5.1%
AUTO PARTS & EQUIPMENT--1.0%
  Magna International, Inc. Class A (Canada) ........     1,400  $   119,238
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--0.8%
  Flextronics International Ltd. (Singapore) (b) ....     5,400       86,130
                                                                 -----------
HEALTH CARE SUPPLIES--0.5%
  Alcon, Inc. (United States) .......................       800       62,920
                                                                 -----------
INTEGRATED OIL & GAS--1.0%
  BP plc ADR (United Kingdom) .......................     2,100      112,497
                                                                 -----------
LIFE & HEALTH INSURANCE--0.8%
  Manulife Financial Corp. (Canada) .................     2,200       89,100
                                                                 -----------
PHARMACEUTICALS--1.0%
  GlaxoSmithKline plc ADR (United Kingdom) ..........     2,800      116,088
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $490,677) ..................................      585,973
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--98.2%
  (Identified cost $9,921,229) ................................   11,226,816
                                                                 -----------
SHORT-TERM OBLIGATIONS--2.1%
MONEY MARKET MUTUAL FUNDS--2.1%
  SSgA Money Market Fund (0.77% seven day
    effective yield) ................................   244,068      244,068
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $244,068) ..................................      244,068
                                                                 -----------
TOTAL INVESTMENTS--100.3%
  (Identified cost $10,165,297) ...............................   11,470,884(a)
  Other assets and liabilities, net--(0.3)% ...................      (39,509)
                                                                 -----------
NET ASSETS--100.0% ............................................  $11,431,375
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,478,416 and gross depreciation of $177,468 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $10,169,936.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $10,165,297) ...................   $11,470,884
Receivables
  Dividends and interest .......................................................        12,450
  Receivable from adviser ......................................................           820
  Fund shares sold .............................................................           347
Prepaid expenses ...............................................................             4
                                                                                   -----------
    Total assets ...............................................................    11,484,505
                                                                                   -----------
LIABILITIES
Payables
  Fund shares repurchased ......................................................         1,309
  Professional fee .............................................................        22,033
  Printing fee .................................................................        21,970
  Financial agent fee ..........................................................         3,389
  Trustees' fee ................................................................         1,039
  Administration fee ...........................................................           736
Accrued expenses ...............................................................         2,654
                                                                                   -----------
    Total liabilities ..........................................................        53,130
                                                                                   -----------
NET ASSETS .....................................................................   $11,431,375
                                                                                   ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $10,702,374
  Undistributed net investment income ..........................................        14,217
  Accumulated net realized loss ................................................      (590,803)
  Net unrealized appreciation ..................................................     1,305,587
                                                                                   -----------
NET ASSETS .....................................................................   $11,431,375
                                                                                   ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization     1,106,413
                                                                                   ===========
Net asset value and offering price per share ...................................        $10.33
                                                                                        ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ....................................................................   $ 70,046
  Interest .....................................................................      1,562
  Foreign taxes withheld .......................................................       (402)
                                                                                   --------
    Total investment income ....................................................     71,206
                                                                                   --------
EXPENSES
  Investment advisory fee ......................................................     44,036
  Financial agent fee ..........................................................     19,065
  Administration fee ...........................................................      4,145
  Professional .................................................................     16,843
  Printing .....................................................................     11,586
  Custodian ....................................................................      8,634
  Trustees .....................................................................      3,241
  Miscellaneous ................................................................      1,230
                                                                                   --------
    Total expenses .............................................................    108,780
    Less expenses borne by investment adviser ..................................    (51,791)
                                                                                   --------
    Net expenses ...............................................................     56,989
                                                                                   --------
NET INVESTMENT INCOME ..........................................................     14,217
                                                                                   --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................    186,270
  Net change in unrealized appreciation (depreciation) on investments ..........    125,965
                                                                                   --------
NET GAIN ON INVESTMENTS ........................................................    312,235
                                                                                   --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $326,452
                                                                                   ========

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                    6/30/04           YEAR ENDED
                                                                                  (UNAUDITED)          12/31/03
                                                                                  -----------       -----------
FROM OPERATIONS
  Net investment income (loss) .................................................  $    14,217       $    34,291
  Net realized gain (loss) .....................................................      186,270          (232,521)
  Net change in unrealized appreciation (depreciation) .........................      125,965         1,794,570
                                                                                  -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................      326,452         1,596,340
                                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................           --           (34,113)
                                                                                  -----------       -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................           --           (34,113)
                                                                                  -----------       -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (253,997 and 502,028 shares, respectively) .....    2,577,322         4,523,307
  Net asset value of shares issued from reinvestment of distributions
    (0 and 3,419 shares, respectively) .........................................           --            34,113
  Cost of shares repurchased (80,896 and 208,821 shares, respectively) .........     (818,301)       (1,850,189)
                                                                                  -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................    1,759,021         2,707,231
                                                                                  -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................    2,085,473         4,269,458
NET ASSETS
  Beginning of period ..........................................................    9,345,902         5,076,444
                                                                                  -----------       -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $14,217 AND $0, RESPECTIVELY) ..............................................  $11,431,375       $ 9,345,902
                                                                                  ===========       ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                          SIX MONTHS              YEAR ENDED
                                                             ENDED               DECEMBER 31,          FROM INCEPTION
                                                            6/30/04          --------------------        10/29/01 TO
                                                          (UNAUDITED)         2003          2002           12/31/01
                                                          -----------        ------        ------       --------------
Net asset value, beginning of period ................        $10.01          $ 7.97        $10.69           $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ......................          0.01            0.04          0.04             0.01
  Net realized and unrealized gain (loss) ...........          0.31            2.04         (2.72)            0.69
                                                             ------          ------        ------           ------
    TOTAL FROM INVESTMENT OPERATIONS ................          0.32            2.08         (2.68)            0.70
                                                             ------          ------        ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............            --           (0.04)        (0.04)           (0.01)
                                                             ------          ------        ------           ------
    TOTAL DISTRIBUTIONS .............................            --           (0.04)        (0.04)           (0.01)
                                                             ------          ------        ------           ------
CHANGE IN NET ASSET VALUE ...........................          0.32            2.04         (2.72)            0.69
                                                             ------          ------        ------           ------
NET ASSET VALUE, END OF PERIOD ......................        $10.33          $10.01        $ 7.97           $10.69
                                                             ======          ======        ======           ======
Total return ........................................          3.18%(3)       26.06%       (25.06)%           7.03%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .............       $11,431          $9,346        $5,076           $3,707
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .............................          1.10%(2)        1.10%         1.08%            1.05%(2)
  Net investment income .............................          0.27%(2)        0.51%         0.53%            0.80%(2)
Portfolio turnover ..................................            12%(3)          28%           25%               1%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10%, 2.65%, 3.76% and 7.93% for the periods ended June 30, 2004, December 31, 2003, 2002 and 2001, respectively.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                        -------  -----------

DOMESTIC COMMON STOCKS--92.6%
REAL ESTATE INVESTMENT TRUSTS--91.0%
DIVERSIFIED--6.3%
  iStar Financial, Inc. .............................    48,057  $ 1,922,280
  Vornado Realty Trust ..............................    70,641    4,034,307
                                                                 -----------
                                                                   5,956,587
                                                                 -----------
HEALTH CARE--2.9%
  Health Care Property Investors, Inc. ..............    40,427      971,865
  Health Care REIT, Inc. ............................    25,032      813,540
  Healthcare Realty Trust, Inc. .....................    26,222      982,801
                                                                 -----------
                                                                   2,768,206
                                                                 -----------
INDUSTRIAL/OFFICE--31.1%
INDUSTRIAL--11.4%
  AMB Property Corp. ................................    28,107      973,345
  CenterPoint Properties Trust ......................    60,717    4,660,030
  Keystone Property Trust ...........................    62,059    1,491,278
  ProLogis ..........................................   112,720    3,710,742
                                                                 -----------
                                                                  10,835,395
                                                                 -----------
MIXED--2.0%
  Duke Realty Corp. .................................    27,757      882,950
  Reckson Associates Realty Corp. ...................    36,982    1,015,526
                                                                 -----------
                                                                   1,898,476
                                                                 -----------
OFFICE--17.7%
  Alexandria Real Estate Equities, Inc. .............    34,554    1,961,976
  Arden Realty, Inc. ................................    27,357      804,569
  Boston Properties, Inc. ...........................    71,280    3,569,703
  Corporate Office Properties Trust .................   137,619    3,419,832
  Equity Office Properties Trust ....................    25,837      702,767
  Kilroy Realty Corp. ...............................    28,107      958,449
  Maguire Properties, Inc. ..........................    57,790    1,431,458
  SL Green Realty Corp. .............................    82,863    3,877,988
                                                                 -----------
                                                                  16,726,742
                                                                 -----------
TOTAL INDUSTRIAL/OFFICE .......................................   29,460,613
                                                                 -----------
LODGING/RESORTS--3.7%
  Hospitality Properties Trust ......................    23,050      975,015
  Host Marriott Corp. (b) ...........................   145,906    1,803,398
  LaSalle Hotel Properties ..........................    31,806      776,067
                                                                 -----------
                                                                   3,554,480
                                                                 -----------
RESIDENTIAL--13.7%
APARTMENTS--13.7%
  Archstone-Smith Trust .............................   128,053    3,755,795
  Camden Property Trust .............................    33,735    1,545,063
  Equity Residential ................................    66,684    1,982,515
  Essex Property Trust, Inc. ........................    22,440    1,533,774
  Home Properties, Inc. .............................    32,276    1,258,118
  Town & Country Trust (The) ........................    29,458      743,520
  United Dominion Realty Trust, Inc. ................   108,818    2,152,420
                                                                 -----------
TOTAL RESIDENTIAL .............................................   12,971,205
                                                                 -----------


                                                        SHARES       VALUE
                                                        -------  -----------

RETAIL--30.5%
FREE STANDING--0.8%
  Realty Income Corp. ...............................    17,814  $   743,378
REGIONAL MALLS--18.6%
  CBL & Associates Properties, Inc. .................    53,988    2,969,340
  General Growth Properties, Inc. ...................   163,902    4,846,582
  Macerich Co. (The) ................................    69,334    3,319,019
  Simon Property Group, Inc. ........................   125,914    6,474,498
                                                                 -----------
                                                                  17,609,439
                                                                 -----------
SHOPPING CENTERS--11.1%
  Developers Diversified Realty Corp. ...............   112,432    3,976,720
  Kimco Realty Corp. ................................    10,606      482,573
  Pan Pacific Retail Properties, Inc. ...............    57,402    2,899,949
  Tanger Factory Outlet Centers, Inc. ...............    25,453      995,212
  Weingarten Realty Investors .......................    70,347    2,200,454
                                                                 -----------
                                                                  10,554,908
                                                                 -----------
TOTAL RETAIL ..................................................   28,907,725
                                                                 -----------
SELF STORAGE--2.8%
  Public Storage, Inc. ..............................    34,453    1,585,183
  Shurgard Storage Centers, Inc. Class A ............    27,670    1,034,858
                                                                 -----------
                                                                   2,620,041
                                                                 -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $66,415,916) ...............................   86,238,857
                                                                 -----------
HOTELS, RESORTS & CRUISE LINES--1.6%
  Starwood Hotels & Resorts Worldwide, Inc.
  (Identified cost $1,439,896) ......................    34,035    1,526,470
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--92.6%
  (Identified cost $67,855,812) ...............................   87,765,327
                                                                 -----------

                                              STANDARD    PAR
                                              & POOR'S   VALUE
                                               RATING    (000)
                                              --------   ------
SHORT-TERM OBLIGATIONS--7.4%
COMMERCIAL PAPER--7.4%
  Clipper Receivables Co. LLC 1.50%,
    7/1/2004 ..............................       A-1    $1,350    1,350,000
  Gannett Co. 1.23%, 7/6/04 ...............       A-1     1,180    1,179,798
  Alpine Securitization Corp. 1.25%, 7/7/04       A-1     2,500    2,499,479
  Harley-Davidson Funding Corp. 1.28%,
    7/13/04 ...............................       A-1     2,040    2,039,130
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $7,068,407) ................................    7,068,407
                                                                 -----------
TOTAL INVESTMENTS--100.0%
  (Identified Cost $74,924,219) ...............................   94,833,734(a)
  Other assets and liabilities, net--0.0% .....................      (22,282)
                                                                 -----------
NET ASSETS--100.0% ............................................  $94,811,452
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,005,763 and gross depreciation of $166,645 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $74,994,616.
(b) Non-income producing.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $74,924,219) ...................   $94,833,734
Cash ...........................................................................         2,512
Receivables
  Dividends and interest .......................................................       381,054
  Fund shares sold .............................................................        91,368
Prepaid expenses ...............................................................            55
                                                                                   -----------
    Total assets ...............................................................    95,308,723
                                                                                   -----------
LIABILITIES
Payables
  Investment securities purchased ..............................................       243,254
  Fund shares repurchased ......................................................       118,358
  Investment advisory fee ......................................................        56,761
  Printing fee .................................................................        41,574
  Financial agent fee ..........................................................         7,648
  Administration fee ...........................................................         6,054
  Trustees' fee ................................................................         1,039
Accrued expenses ...............................................................        22,583
                                                                                   -----------
    Total liabilities ..........................................................       497,271
                                                                                   -----------
NET ASSETS .....................................................................   $94,811,452
                                                                                   ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $66,856,957
  Undistributed net investment income ..........................................       523,802
  Accumulated net realized gain ................................................     7,521,178
  Net unrealized appreciation ..................................................    19,909,515
                                                                                   -----------
NET ASSETS .....................................................................   $94,811,452
                                                                                   ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization     4,128,003
                                                                                   ===========
Net asset value and offering price per share ...................................        $22.97
                                                                                        ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ....................................................................   $ 2,120,662
  Interest .....................................................................        21,875
                                                                                   -----------
    Total investment income ....................................................     2,142,537
                                                                                   -----------
EXPENSES
  Investment advisory fee ......................................................       347,855
  Financial agent fee ..........................................................        45,328
  Administration fee ...........................................................        37,104
  Printing .....................................................................        21,519
  Professional .................................................................        14,890
  Custodian ....................................................................         8,421
  Trustees .....................................................................         3,241
  Miscellaneous ................................................................         2,568
                                                                                   -----------
    Total expenses .............................................................       480,926
                                                                                   -----------
NET INVESTMENT INCOME ..........................................................     1,661,611
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................     7,591,854
  Net change in unrealized appreciation (depreciation) on investments ..........    (3,718,674)
                                                                                   -----------
NET GAIN ON INVESTMENTS ........................................................     3,873,180
                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $ 5,534,791
                                                                                   ===========

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                              6/30/04         YEAR ENDED
                                                                                            (UNAUDITED)        12/31/03
                                                                                           ------------      ------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $  1,661,611      $  2,306,250
  Net realized gain (loss) .............................................................      7,591,854         2,782,166
  Net change in unrealized appreciation (depreciation) .................................     (3,718,674)       17,984,154
                                                                                           ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      5,534,791        23,072,570
                                                                                           ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................     (1,254,364)       (2,399,499)
  Net realized short-term gains ........................................................       (113,616)               --
  Net realized long-term gains .........................................................       (575,818)       (2,496,381)
                                                                                           ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................     (1,943,798)       (4,895,880)
                                                                                           ------------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,082,989 and 2,554,242 shares, respectively) .........     24,555,070        46,884,341
  Net asset value of shares issued from reinvestment of distributions
    (82,771 and 240,731 shares, respectively) ..........................................      1,943,798         4,895,880
  Cost of shares repurchased (1,036,630 and 2,562,054 shares, respectively) ............    (22,653,935)      (46,033,776)
                                                                                           ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................      3,844,933         5,746,445
                                                                                           ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................      7,435,926        23,923,135
NET ASSETS
  Beginning of period ..................................................................     87,375,526        63,452,391
                                                                                           ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $523,802 AND $116,555, RESPECTIVELY) ...............................................   $ 94,811,452      $ 87,375,526
                                                                                           ============      ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                            SIX MONTHS
                                               ENDED                                  YEAR ENDED DECEMBER 31,
                                              6/30/04          ------------------------------------------------------------------
                                            (UNAUDITED)         2003        2002             2001             2000         1999
                                            -----------        ------      ------           ------           ------       ------
Net asset value, beginning of period ......   $21.85           $16.85      $15.70           $15.33           $12.21       $12.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ............     0.40             0.64        0.63(3)          0.62             0.63         0.65
  Net realized and unrealized gain (loss) .     1.19             5.67        1.26             0.37             3.07        (0.09)
                                              ------           ------      ------           ------           ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ......     1.59             6.31        1.89             0.99             3.70         0.56
                                              ------           ------      ------           ------           ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ....    (0.30)           (0.66)      (0.65)           (0.62)           (0.58)       (0.63)
  Distributions from net realized gains ...    (0.17)           (0.65)      (0.09)              --               --           --
                                              ------           ------      ------           ------           ------       ------
    TOTAL DISTRIBUTIONS ...................    (0.47)           (1.31)      (0.74)           (0.62)           (0.58)       (0.63)
                                              ------           ------      ------           ------           ------       ------
CHANGE IN NET ASSET VALUE .................     1.12             5.00        1.15             0.37             3.12        (0.07)
                                              ------           ------      ------           ------           ------       ------
NET ASSET VALUE, END OF PERIOD ............   $22.97           $21.85      $16.85           $15.70           $15.33       $12.21
                                              ======           ======      ======           ======           ======       ======
Total return ..............................     7.23%(5)        38.27%      12.08%            6.62%           30.78%        4.78%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...  $94,811          $87,376     $63,452          $41,506          $34,815      $27,350
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ......................     1.04%(4)         1.07%(2)    1.09%(1)(2)      1.00%(1)(2)      1.00%(1)     1.00%(1)
  Net investment income ...................     3.58%(4)         4.72%       3.96%            4.21%            4.63%        5.06%
Portfolio turnover ........................       20%(5)           27%         27%              37%              26%          28%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.12%, 1.16%, 1.32% and 1.31% for the periods ended December 31, 2002, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      ---------  ------------

DOMESTIC COMMON STOCKS--94.3%
AIR FREIGHT & COURIERS--3.9%
  United Parcel Service, Inc. Class B ...........     308,100    $ 23,159,877
                                                                 ------------
BIOTECHNOLOGY--4.8%
  Amgen, Inc. (b) ...............................     401,600      21,915,312
  Gilead Sciences, Inc. (b) .....................      99,000       6,633,000
                                                                 ------------
                                                                   28,548,312
                                                                 ------------
BROADCASTING & CABLE TV--1.5%
  EchoStar Communications Corp. Class A (b) .....     303,000       9,317,250
                                                                 ------------
COMMUNICATIONS EQUIPMENT--8.4%
  Cisco Systems, Inc. (b) .......................   1,173,520      27,812,424
  Motorola, Inc. ................................     341,000       6,223,250
  QUALCOMM, Inc. ................................     223,000      16,274,540
                                                                 ------------
                                                                   50,310,214
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--1.0%
  Best Buy Co., Inc. ............................     115,000       5,835,100
                                                                 ------------
COMPUTER HARDWARE--5.3%
  Dell, Inc. (b) ................................     594,000      21,277,080
  Hewlett-Packard Co. ...........................     496,000      10,465,600
                                                                 ------------
                                                                   31,742,680
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--0.9%
  EMC Corp. (b) .................................     462,000       5,266,800
                                                                 ------------
CONSUMER FINANCE--6.1%
  American Express Co. ..........................     238,310      12,244,368
  MBNA Corp. ....................................     491,500      12,675,785
  SLM Corp. .....................................     295,400      11,948,930
                                                                 ------------
                                                                   36,869,083
                                                                 ------------
DIVERSIFIED BANKS--2.0%
  Wells Fargo & Co. .............................     213,000      12,189,990
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.3%
  Apollo Group, Inc. Class A (b) ................      91,000       8,034,390
                                                                 ------------
DRUG RETAIL--2.7%
  Walgreen Co. ..................................     440,000      15,932,400
                                                                 ------------
FOOD DISTRIBUTORS--2.4%
  Sysco Corp. ...................................     410,000      14,706,700
                                                                 ------------
HEALTH CARE DISTRIBUTORS--3.4%
  Cardinal Health, Inc. .........................     289,000      20,244,450
                                                                 ------------
HEALTH CARE EQUIPMENT--3.0%
  Medtronic, Inc. ...............................     371,920      18,119,942
                                                                 ------------
HEALTH CARE SERVICES--2.1%
  Caremark Rx, Inc. (b) .........................     383,000      12,616,020
                                                                 ------------


                                                       SHARES       VALUE
                                                      ---------  ------------

HOME IMPROVEMENT RETAIL--4.1%
  Lowe's Cos., Inc. .............................     470,900    $ 24,745,795
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--1.4%
  Carnival Corp. ................................     177,000       8,319,000
                                                                 ------------
HOUSEHOLD PRODUCTS--2.6%
  Colgate-Palmolive Co. .........................     267,900      15,658,755
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--5.0%
  Wal-Mart Stores, Inc. .........................     570,250      30,086,390
                                                                 ------------
INDUSTRIAL CONGLOMERATES--5.3%
  General Electric Co. ..........................     984,000      31,881,600
                                                                 ------------
INTERNET SOFTWARE & SERVICES--1.3%
  Yahoo!, Inc. (b) ..............................     222,000       8,065,260
                                                                 ------------
MOTORCYCLE MANUFACTURERS--2.4%
  Harley-Davidson, Inc. .........................     228,000      14,122,320
                                                                 ------------
PHARMACEUTICALS--4.7%
  Forest Laboratories, Inc. (b) .................      83,000       4,700,290
  Pfizer, Inc. ..................................     680,807      23,338,064
                                                                 ------------
                                                                   28,038,354
                                                                 ------------
PUBLISHING & PRINTING--1.0%
  Tribune Co. ...................................     128,000       5,829,120
                                                                 ------------
SEMICONDUCTORS--6.4%
  Intel Corp. ...................................   1,008,030      27,821,628
  Texas Instruments, Inc. .......................     436,620      10,557,472
                                                                 ------------
                                                                   38,379,100
                                                                 ------------
SOFT DRINKS--2.5%
  PepsiCo, Inc. .................................     283,000      15,248,040
                                                                 ------------
SPECIALTY STORES--3.0%
  Staples, Inc. .................................     619,000      18,142,890
                                                                 ------------
SYSTEMS SOFTWARE--5.8%
  Microsoft Corp. ...............................   1,218,000      34,786,080
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $477,342,347) ............................     566,195,912
                                                                 ------------
FOREIGN COMMON STOCKS (c)--3.5%
APPLICATION SOFTWARE--2.1%
  SAP AG ADR (Germany) ..........................     306,000      12,793,860
                                                                 ------------
PHARMACEUTICALS--1.4%
  Teva Pharmaceutical Industries Ltd. ADR (Israel)    120,000       8,074,800
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $18,104,600) .............................      20,868,660
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--97.8%
  (Identified cost $495,446,947) ............................     587,064,572
                                                                 ------------

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)         VALUE
                                           --------    ------    ------------

SHORT-TERM OBLIGATIONS--2.0%
FEDERAL AGENCY SECURITIES--0.2%
  FHLB 1.35%, 4/29/05 .....................            $1,000    $    994,053
                                                                 ------------
COMMERCIAL PAPER--1.8%
  ABSC Capital Corp. 1.15%, 7/1/04 ........    A-1        980         980,000
  ABSC Capital Corp. 1.21%, 7/1/04 ........    A-1      1,935       1,935,000
  Harley-Davidson Funding Corp. 1.25%,
    7/12/04 ...............................    A-1      2,750       2,748,949
  Receivables Capital Co. LLC 1.22%,
    7/19/04 ...............................    A-1+     2,215       2,213,649
  Danske Corp. 1.09%, 7/21/04 .............    A-1+     1,030       1,029,395
  Preferred Receivables Funding Corp.
    1.30%, 7/28/04 ........................    A-1      1,400       1,398,635
  Archer-Daniels-Midland Co. 1.06%,
    8/17/04 ...............................    A-1        600         598,970
                                                                 ------------
                                                                   10,904,598
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $11,904,780) .............................      11,898,651
                                                                 ------------
TOTAL INVESTMENTS--99.8%
  (Identified cost $507,351,727) ............................     598,963,223(a)
  Other assets and liabilities, net--0.2% ...................       1,493,548
                                                                 ------------
NET ASSETS--100.0% ..........................................    $600,456,771
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $98,395,574 and gross depreciation of $6,806,764 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $507,374,413.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $507,351,727) ..................  $ 598,963,223
Receivables
  Investment securities sold ...................................................      5,797,043
  Dividends and interest .......................................................        433,824
  Fund shares sold .............................................................        119,412
  Tax reclaim ..................................................................          4,376
Prepaid expenses ...............................................................            446
                                                                                  -------------
    Total assets ...............................................................    605,318,324
                                                                                  -------------
LIABILITIES
Cash overdraft .................................................................        210,402
Payables
  Investment securities purchased ..............................................      3,642,429
  Fund shares repurchased ......................................................        435,633
  Investment advisory fee ......................................................        327,185
  Administration fee ...........................................................         39,527
  Financial agent fee ..........................................................         35,220
  Trustees' fee ................................................................          1,039
Accrued expenses ...............................................................        170,118
                                                                                  -------------
    Total liabilities ..........................................................      4,861,553
                                                                                  -------------
NET ASSETS .....................................................................  $ 600,456,771
                                                                                  =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................  $ 853,425,992
  Undistributed net investment income ..........................................        330,122
  Accumulated net realized loss ................................................   (344,910,839)
  Net unrealized appreciation ..................................................     91,611,496
                                                                                  -------------
NET ASSETS .....................................................................  $ 600,456,771
                                                                                  =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization     42,890,612
                                                                                  =============
Net asset value and offering price per share ...................................         $14.00
                                                                                         ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ....................................................................   $  2,886,199
  Interest .....................................................................        125,335
  Foreign taxes withheld .......................................................        (20,181)
                                                                                   ------------
    Total investment income ....................................................      2,991,353
                                                                                   ------------
EXPENSES
  Investment advisory fee ......................................................      2,038,153
  Financial agent fee ..........................................................        212,163
  Administration fee ...........................................................        246,890
  Printing .....................................................................         64,623
  Custodian ....................................................................         55,059
  Professional .................................................................         14,861
  Trustees .....................................................................          3,242
  Miscellaneous ................................................................         12,244
                                                                                   ------------
    Total expenses .............................................................      2,647,235
    Custodian fees paid indirectly .............................................           (225)
                                                                                   ------------
    Net expenses ...............................................................      2,647,010
                                                                                   ------------
NET INVESTMENT INCOME ..........................................................        344,343
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................     39,564,081
  Net change in unrealized appreciation (depreciation) on investments ..........    (25,363,042)
                                                                                   ------------
NET GAIN ON INVESTMENTS ........................................................     14,201,039
                                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $ 14,545,382
                                                                                   ============

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04         YEAR ENDED
                                                                                           (UNAUDITED)        12/31/03
                                                                                           ------------     -------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    344,343     $     424,875
  Net realized gain (loss) .............................................................     39,564,081        (6,155,044)
  Net change in unrealized appreciation (depreciation) .................................    (25,363,042)      144,496,915
                                                                                           ------------     -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................     14,545,382       138,766,746
                                                                                           ------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................       (430,621)         (585,046)
                                                                                           ------------     -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTION TO SHAREHOLDERS .............................       (430,621)         (585,046)
                                                                                           ------------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,956,377 and 4,857,720 shares, respectively) .........     27,250,116        58,591,021
  Net asset value of shares issued from reinvestment of distributions (30,983
    and 53,745 shares, respectively) ...................................................        430,621           585,046
  Cost of shares repurchased (5,261,702 and 11,452,453 shares, respectively) ...........    (73,363,287)     (136,409,251)
                                                                                           ------------     -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................    (45,682,550)      (77,233,184)
                                                                                           ------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................    (31,567,789)       60,948,516
NET ASSETS
  Beginning of period ..................................................................    632,024,560       571,076,044
                                                                                           ------------     -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $330,122 AND
    $416,400, RESPECTIVELY) ............................................................   $600,456,771     $ 632,024,560
                                                                                           ============     =============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                SIX MONTHS
                                                   ENDED                              YEAR ENDED DECEMBER 31,
                                                  6/30/04          ----------------------------------------------------------------
                                                (UNAUDITED)         2003           2002        2001 (2)         2000          1999
                                                -----------        ------         ------       --------        ------        ------
Net asset value, beginning of period .........    $13.69           $10.84         $14.41        $22.49         $28.57        $23.93
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...............      0.01             0.01           0.01            --(1)          --(1)       0.03
  Net realized and unrealized gain (loss) ....      0.31             2.85          (3.58)        (7.72)         (4.91)         6.97
                                                  ------           ------         ------        ------         ------        ------
    Total from investment operations .........      0.32             2.86          (3.57)        (7.72)         (4.91)         7.00
                                                  ------           ------         ------        ------         ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income .......     (0.01)           (0.01)            --         (0.01)            --(1)      (0.06)
  Distributions from net realized gains ......        --               --             --         (0.35)         (1.17)        (2.31)
                                                  ------           ------         ------        ------         ------        ------
    TOTAL DISTRIBUTIONS ......................     (0.01)           (0.01)            --         (0.36)         (1.17)        (2.37)
                                                  ------           ------         ------        ------         ------        ------
  Capital contribution from Adviser ..........        --               --             --            --             --          0.01
                                                  ------           ------         ------        ------         ------        ------
CHANGE IN NET ASSET VALUE ....................      0.31             2.85          (3.57)        (8.08)         (6.08)         4.64
                                                  ------           ------         ------        ------         ------        ------
NET ASSET VALUE, END OF PERIOD ...............    $14.00           $13.69         $10.84        $14.41         $22.49        $28.57
                                                  ======           ======         ======        ======         ======        ======
Total return .................................      2.33%(5)        26.49%        (24.81)%      (34.57)%       (17.77)%       29.67%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ......  $600,457         $632,025       $571,076      $937,569     $1,680,036    $2,269,090
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses .........................      0.86%(3)(4)      0.85%(3)       0.75%(3)      0.72%(3)       0.68%         0.68%
  Net investment income ......................      0.11%(4)         0.07%          0.08%         0.01%          0.03%         0.11%
Portfolio turnover ...........................        34%(5)           41%           115%           58%            82%          106%

(1) Amount is less than $0.01.
(2) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                        -------  -----------

DOMESTIC COMMON STOCKS--92.3%
AIR FREIGHT & COURIERS--0.5%
  Pacer International, Inc. (b) .....................     7,100  $   131,350
                                                                 -----------
APPAREL RETAIL--0.8%
  Mothers Work, Inc. (b) ............................     9,100      187,186
                                                                 -----------
APPLICATION SOFTWARE--0.4%
  Blackboard, Inc. (b) ..............................     5,000      100,250
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--3.8%
  Gabelli Asset Management, Inc. Class A ............    22,275      946,688
                                                                 -----------
BIOTECHNOLOGY--3.9%
  Abgenix, Inc. (b) .................................    12,300      144,156
  Critical Therapeutics, Inc. (b) ...................    15,000      105,000
  ICOS Corp. (b) ....................................     9,700      289,448
  Inhibitex, Inc. (b) ...............................    18,000      130,500
  NPS Pharmaceuticals, Inc. (b) .....................    11,800      247,800
  Nuvelo, Inc. (b) ..................................     6,300       60,606
                                                                 -----------
                                                                     977,510
                                                                 -----------
CASINOS & GAMING--2.6%
  Scientific Games Corp. Class A (b) ................    33,400      639,276
                                                                 -----------
COMMUNICATIONS EQUIPMENT--3.3%
  SafeNet, Inc. (b) .................................    29,300      811,024
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
  Intrado, Inc. (b) .................................     5,400       86,886
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--9.8%
  Corporate Executive Board Co. (The) ...............    16,410      948,334
  Corrections Corporation of America (b) ............    15,600      616,044
  Exult, Inc. (b) ...................................    20,200      108,676
  Tetra Tech, Inc. (b) ..............................    31,900      520,608
  Viad Corp. ........................................     9,400      253,894
                                                                 -----------
                                                                   2,447,556
                                                                 -----------
GENERAL MERCHANDISE STORES--0.2%
  99 Cents Only Stores (b) ..........................     3,300       50,325
                                                                 -----------
HEALTH CARE DISTRIBUTORS--3.5%
  Omnicare, Inc. ....................................    20,325      870,113
                                                                 -----------
HEALTH CARE EQUIPMENT--3.8%
  Cyberonics, Inc. (b) ..............................     5,900      196,824
  INAMED Corp. (b) ..................................    11,800      741,630
                                                                 -----------
                                                                     938,454
                                                                 -----------
HEALTH CARE SERVICES--2.6%
  Advisory Board Co. (The) (b) ......................    17,900      637,240
                                                                 -----------
INTERNET SOFTWARE & SERVICES--10.2%
  Autobytel, Inc. (b) ...............................    26,600      241,528
  Digital Insight Corp. (b) .........................    19,000      393,870
  Digitas, Inc. (b) .................................    19,600      216,188
  Ipass, Inc. (b) ...................................    31,700      335,703
  j2 Global Communications, Inc. (b) ................    14,700      408,660
  LivePerson, Inc. (b) ..............................    27,900       83,979
  United Online, Inc. (b) ...........................    48,300      850,563
                                                                 -----------
                                                                   2,530,491
                                                                 -----------
LEISURE PRODUCTS--3.6%
  MarineMax, Inc. (b) ...............................     8,100      232,308
  Marvel Enterprises, Inc. (b) ......................    14,850      289,872
  Polaris Industries, Inc. ..........................     7,600      364,800
                                                                 -----------
                                                                     886,980
                                                                 -----------


                                                        SHARES       VALUE
                                                        -------  -----------

OIL & GAS EXPLORATION & PRODUCTION--3.2%
  Evergreen Resources, Inc. (b) .....................    20,000  $   808,000
                                                                 -----------
PHARMACEUTICALS--12.6%
  Barrier Therapeutics, Inc. (b) ....................     4,450       62,389
  Medicines Co. (The) (b) ...........................    16,800      512,568
  Nektar Therapeutics (b) ...........................    46,500      928,140
  Pain Therapeutics, Inc. (b) .......................    19,000      153,140
  Sepracor, Inc. (b) ................................    28,000    1,481,200
                                                                 -----------
                                                                   3,137,437
                                                                 -----------
RESTAURANTS--2.2%
  Cheesecake Factory, Inc. (The) (b) ................    13,500      537,165
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--1.5%
  Cymer, Inc. (b) ...................................     9,800      366,912
                                                                 -----------
SEMICONDUCTORS--16.8%
  Artisan Components, Inc. (b) ......................    45,100    1,163,580
  Integrated Circuit Systems, Inc. (b) ..............    24,300      659,988
  Integrated Silicon Solution, Inc. (b) .............    15,200      185,592
  International Rectifier Corp. (b) .................     7,900      327,218
  Intersil Corp. Class A ............................    23,300      504,678
  Micrel, Inc. (b) ..................................    22,455      272,828
  MIPS Technologies, Inc. (b) .......................    35,800      219,096
  ON Semiconductor Corp. (b) ........................   122,200      613,444
  Semtech Corp. (b) .................................     9,700      228,338
                                                                 -----------
                                                                   4,174,762
                                                                 -----------
SPECIALTY STORES--3.5%
  Advance Auto Parts, Inc. (b) ......................     7,840      346,371
  Cost Plus, Inc. (b) ...............................    16,000      519,200
                                                                 -----------
                                                                     865,571
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--1.8%
  Federal Agricultural Mortgage Corp. Class C (b) ...    18,235      436,364
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
  At Road, Inc. (b) .................................    45,200      345,780
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $17,332,409) ...............................   22,913,320
                                                                 -----------
FOREIGN COMMON STOCKS(c)--5.5%
APPLICATION SOFTWARE--0.8%
  Retalix Ltd. (Israel) (b) .........................     9,600      194,400
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.2%
  Stewart (W.P.) & Co. Ltd. (Bermuda) ...............    26,400      540,936
                                                                 -----------
INTERNET SOFTWARE & SERVICES--0.4%
  ebookers plc ADR (United Kingdom) (b) .............    11,700      115,830
                                                                 -----------
SEMICONDUCTORS--2.1%
  O2Micro International Ltd. (United States) (b) ....    30,900      526,227
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,264,615) ................................    1,377,393
                                                               -------------
TOTAL LONG TERM INVESTMENTS--97.8%
  (Identified cost $18,597,024) ...............................   24,290,713
                                                               -------------

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                                              STANDARD    PAR
                                              & POOR'S   VALUE
                                               RATING    (000)      VALUE
                                              --------   ------  ----------

SHORT-TERM OBLIGATIONS--2.2%
COMMERCIAL PAPER--2.2%
  Clipper Receivables Co. LLC 1.50%, 7/1/04 ..   A-1      $555   $   555,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $555,000) .................................       555,000
                                                                 -----------
TOTAL INVESTMENTS--100.0%
  (Identified cost $19,152,024) ..............................    24,845,713(a)
  Other assets and liabilities, net--0.0% ....................        (6,250)
                                                                 -----------
NET ASSETS--100.0% ...........................................   $24,839,463
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,083,304 and gross depreciation of $787,774 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $19,550,183.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $19,152,024) ...................   $24,845,713
Receivables
  Investment securities sold ...................................................       207,552
  Fund shares sold .............................................................        17,313
  Dividends ....................................................................           846
Prepaid expenses ...............................................................            13
                                                                                   -----------
    Total assets ...............................................................    25,071,437
                                                                                   -----------
LIABILITIES
Cash overdraft .................................................................         1,863
Payables
  Investment securities purchased ..............................................       120,227
  Fund shares repurchased ......................................................        40,007
  Printing fee .................................................................        26,092
  Professional fee .............................................................        21,741
  Investment advisory fee ......................................................        12,202
  Financial agent fee ..........................................................         4,131
  Administration fee ...........................................................         1,598
  Trustees' fee ................................................................         1,039
Accrued expenses ...............................................................         3,074
                                                                                   -----------
    Total liabilities ..........................................................       231,974
                                                                                   -----------
NET ASSETS .....................................................................   $24,839,463
                                                                                   ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $25,902,916
  Accumulated net investment loss ..............................................      (118,827)
  Accumulated net realized loss ................................................    (6,638,315)
  Net unrealized appreciation ..................................................     5,693,689
                                                                                   -----------
NET ASSETS .....................................................................   $24,839,463
                                                                                   ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization     3,608,883
                                                                                   ===========
Net asset value and offering price per share ...................................         $6.88
                                                                                         =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ....................................................................   $   28,339
  Interest .....................................................................        6,408
                                                                                   ----------
    Total investment income ....................................................       34,747
                                                                                   ----------
EXPENSES
  Investment advisory fee ......................................................      110,574
  Financial agent fee ..........................................................       23,580
  Administration fee ...........................................................        9,828
  Professional .................................................................       15,851
  Printing .....................................................................       13,796
  Custodian ....................................................................        7,583
  Trustees .....................................................................        3,241
  Miscellaneous ................................................................        1,559
                                                                                   ----------
    Total expenses .............................................................      186,012
    Less expenses borne by investment adviser ..................................      (32,418)
    Custodian fees paid indirectly .............................................          (20)
                                                                                   ----------
    Net expenses ...............................................................      153,574
                                                                                   ----------
NET INVESTMENT LOSS ............................................................     (118,827)
                                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................      781,215
  Net change in unrealized appreciation (depreciation) on investments ..........      269,514
                                                                                   ----------
NET GAIN ON INVESTMENTS ........................................................    1,050,729
                                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $  931,902
                                                                                   ==========

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04        YEAR ENDED
                                                                                           (UNAUDITED)       12/31/03
                                                                                           -----------      -----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $  (118,827)     $  (154,046)
  Net realized gain (loss) .............................................................       781,215         (718,619)
  Net change in unrealized appreciation (depreciation) .................................       269,514        6,765,522
                                                                                           -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       931,902        5,892,857
                                                                                           -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,488,051 and 2,504,734 shares, respectively) .........    10,300,366       13,904,839
  Cost of shares repurchased (1,176,030 and 1,685,221 shares, respectively) ............    (7,747,191)      (9,402,353)
                                                                                           -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     2,553,175        4,502,486
                                                                                           -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     3,485,077       10,395,343
NET ASSETS
  Beginning of period ..................................................................    21,354,386       10,959,043
                                                                                           -----------      -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($118,827)
    AND $0, RESPECTIVELY) ..............................................................   $24,839,463      $21,354,386
                                                                                           ===========      ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                       SIX MONTHS
                                                          ENDED                  YEAR ENDED DECEMBER 31,            FROM INCEPTION
                                                         6/30/04           ------------------------------------        8/15/00 TO
                                                       (UNAUDITED)          2003          2002            2001          12/31/00
                                                      ------------         ------        ------          ------     --------------
Net asset value, beginning of period .............       $ 6.48            $ 4.42        $ 6.21          $ 8.48          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................        (0.03)            (0.05)(6)     (0.05)(6)       (0.04)(6)        0.01
  Net realized and unrealized gain (loss) ........         0.43              2.11         (1.74)          (2.23)          (1.53)
                                                         ------            ------        ------          ------          ------
    TOTAL FROM INVESTMENT OPERATIONS .............         0.40              2.06         (1.79)          (2.27)          (1.52)
                                                         ------            ------        ------          ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...........           --                --            --              --(5)           --
                                                         ------            ------        ------          ------          ------
    TOTAL DISTRIBUTIONS ..........................           --                --            --              --(5)           --
                                                         ------            ------        ------          ------          ------
CHANGE IN NET ASSET VALUE ........................         0.40              2.06         (1.79)          (2.27)          (1.52)
                                                         ------            ------        ------          ------          ------
NET ASSET VALUE, END OF PERIOD ...................       $ 6.88            $ 6.48        $ 4.42          $ 6.21          $ 8.48
                                                         ======            ======        ======          ======          ======
Total return .....................................         6.26%(2)         46.42%       (28.80)%        (26.72)%        (15.18)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........      $24,839           $21,354       $10,959         $13,465          $7,270
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .........................         1.25%(1)(4)       1.25%(4)      1.23%(4)        1.15%(4)        1.15%(1)
  Net investment income (loss) ...................        (0.97)%(1)        (0.97)%       (0.99)%         (0.55)%          0.21%(1)
Portfolio turnover ...............................           32%(2)            49%           65%             31%             21%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.51%, 1.73%, 2.22%, 2.13% and 3.93% for the periods ended June 30, 2004, December 31, 2003, 2002, 2001 and 2000, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Amount is less than $0.01.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)


 FACE
 VALUE                                                              INTEREST     MATURITY
 (000)      DESCRIPTION                                               RATE         DATE           VALUE
------      ---------                                               -------      --------      ----------
FEDERAL AGENCY SECURITIES--24.4%
$2,500      Fannie Mae (c) (d) .................................      1.75%       7/28/04      $2,500,000
 2,500      Fannie Mae (c) (d) .................................      1.80         8/4/04       2,500,000
 2,500      FHLB (c) (d) .......................................      1.30         8/4/04       2,500,000
 2,500      FHLB (c) (d) .......................................      1.47         8/4/04       2,500,000
 2,070      FHLB Discount Note .................................      1.16         8/6/04       2,067,599
 1,385      Freddie Mac Discount Note (c) ......................      1.22         8/9/04       1,383,169
 2,500      Fannie Mae (c) .....................................      6.50        8/15/04       2,516,052
 2,500      FHLB (c) (d) .......................................      2.02        8/18/04       2,500,000
 2,500      FHLB (c) (d) .......................................      1.40         9/8/04       2,500,000
 2,500      FHLB (c) (d) .......................................      2.19         9/8/04       2,500,000
 3,500      Fannie Mae (c) (d) .................................      1.36        10/7/04       3,500,000
 2,500      FHLB (c) (d) .......................................      1.50       10/14/04       2,500,000
 2,500      FHLB (c) ...........................................      3.63       10/15/04       2,516,591
 2,500      FHLB Discount Note .................................      1.31       11/10/04       2,487,992
 2,500      FHLB (c) ...........................................      1.51        12/8/04       2,500,000
 2,500      FHLB (c) (d) .......................................      1.60       12/30/04       2,500,000
 2,000      FFCB Discount Note (c) .............................      1.30         2/1/05       1,998,285
 3,500      FHLB (c) ...........................................      1.88        2/15/05       3,513,142
 2,000      FFCB (d) ...........................................      1.30         3/1/05       2,000,000
                                                                                              -----------
TOTAL FEDERAL AGENCY SECURITIES .........................................................      46,982,830
                                                                                              -----------


                                                                                  RESET
                                                                                   DATE
                                                                                 --------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--2.4%
   101      SBA (Final Maturity 1/25/21) .......................      1.50         7/1/04         100,661
   586      SBA (Final Maturity 10/25/22) ......................      1.50         7/1/04         585,523
 1,128      SBA (Final Maturity 11/25/21) ......................      1.63         7/1/04       1,126,993
   323      SBA (Final Maturity 2/25/23) .......................      1.50         7/1/04         323,292
   344      SBA (Final Maturity 2/25/23) .......................      1.50         7/1/04         344,307
   672      SBA (Final Maturity 3/25/24) .......................      1.38         7/1/04         672,295
   143      SBA (Final Maturity 5/25/21) .......................      1.50         7/1/04         142,791
 1,290      SBA (Final Maturity 9/25/23) .......................      1.38         7/1/04       1,289,772
                                                                                              -----------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE ...............................................       4,585,634
                                                                                              -----------


                                                       STANDARD
                                                       & POOR'S                  MATURITY
                                                        RATING                     DATE
                                                       --------                  --------
COMMERCIAL PAPER--69.7%
 2,500      ABSC Capital Corp. ....................       A-1         1.15         7/1/04       2,500,000
 1,400      Clipper Receivables Co. LLC ...........       A-1         1.50         7/1/04       1,400,000
 2,400      Deluxe Corp. ..........................       A-2         1.15         7/2/04       2,399,923
 2,500      Deluxe Corp. ..........................       A-2         1.08         7/6/04       2,499,625
 3,500      Household Finance Corp. ...............       A-1         1.07         7/6/04       3,499,480
 2,085      Alpine Securitization Corp. ...........       A-1         1.25         7/7/04       2,084,566
 1,150      Target Corp. ..........................       A-1         1.30         7/7/04       1,149,751
 2,900      Deluxe Corp. ..........................       A-2         1.15         7/8/04       2,899,351
 1,400      Receivables Capital Corp. .............       A-1+        1.09         7/9/04       1,399,661
 2,010      Clipper Receivables Co. LLC ...........       A-1         1.32        7/12/04       2,009,189
 1,635      Danske Corp. ..........................       A-1+        1.07        7/12/04       1,634,465
 2,610      Kimberly-Clark Worldwide, Inc. ........       A-1+        1.13        7/12/04       2,609,099
 1,000      Harley-Davidson Funding Corp. .........       A-1         1.28        7/13/04         999,573
 2,420      UBS Finance Delaware LLC ..............       A-1+        1.08        7/13/04       2,419,129
 2,500      Alpine Securitization Corp. ...........       A-1         1.22        7/14/04       2,498,899
 2,960      Koch Industries LLC ...................       A-1+        1.18        7/14/04       2,958,739
 2,500      CIT Group, Inc. .......................       A-1         1.15        7/15/04       2,498,882
 2,750      General Electric Capital Corp. ........       A-1+        1.13        7/16/04       2,748,705
 2,500      Receivables Capital Corp. LLC .........       A-1+        1.13        7/16/04       2,498,823
 1,043      Clipper Receivables Co. LLC ...........       A-1         1.25        7/19/04       1,042,348
 3,660      Marsh & McLennan Cos. .................       A-1+        1.29        7/19/04       3,657,639
 1,510      Pfizer, Inc. ..........................       A-1+        1.29        7/19/04       1,509,026


                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES


 FACE                                                  STANDARD
 VALUE                                                 & POOR'S     INTEREST     MATURITY
 (000)      DESCRIPTION                                 RATING        RATE         DATE          VALUE
------      ---------                                  -------      -------      -------     ------------
COMMERCIAL PAPER--CONTINUED
$3,430      Receivables Capital Corp. LLC .........       A-1+        1.22%       7/19/04    $  3,427,908
 3,430      Gannett Co. ...........................       A-1         1.14        7/20/04       3,427,936
 3,000      Household Finance Corp. ...............       A-1         1.20        7/20/04       2,998,100
   890      Receivables Capital Corp. LLC .........       A-1+        1.24        7/20/04         889,417
 1,000      Verizon Network Funding Corp. .........       A-1+        1.15        7/20/04         999,393
 2,780      Danske Corp. ..........................       A-1+        1.09        7/21/04       2,778,317
 1,175      Receivables Capital Corp. .............       A-1+        1.24        7/21/04       1,174,191
 1,800      Verizon Network Funding Corp. .........       A-1+        1.25        7/21/04       1,798,750
 2,500      International Lease Finance Corp. .....       A-1+        1.20        7/22/04       2,498,250
 2,500      Preferred Receivables Funding Corp. ...       A-1+        1.25        7/22/04       2,498,177
 2,375      UBS Finance Delaware LLC ..............       A-1+        1.14        7/22/04       2,373,427
 1,015      CAFCO LLC .............................       A-1         1.13        7/23/04       1,014,299
 4,486      CAFCO LLC .............................       A-1         1.15        7/23/04       4,482,847
 3,000      General Electric Capital Corp. ........       A-1+        1.20        7/26/04       2,997,500
 3,050      Preferred Receivables Funding Corp. ...       A-1         1.28        7/26/04       3,047,289
 2,535      Clipper Receivables Co. LLC ...........       A-1         1.25        7/27/04       2,532,711
 1,150      Govco, Inc. ...........................       A-1+        1.22        7/28/04       1,148,948
 3,000      Preferred Receivables Funding Corp. ...       A-1+        1.30        7/28/04       2,997,075
   600      ABN-AMRO North Amercia Finance, Inc. ..       A-1+        1.20        7/29/04         599,440
 3,815      ABN-AMRO North America Finance, Inc. ..       A-1+        1.16        7/29/04       3,811,558
   400      Den Danske Bank A/S ...................       A-1+        1.25        7/29/04         399,611
 3,210      Alpine Securitization Corp. ...........       A-1         1.32        7/30/04       3,206,587
   900      Pfizer, Inc. ..........................       A-1+        1.29        7/30/04         899,065
 5,945      Pfizer, Inc. ..........................       A-1+        1.17         8/2/04       5,938,817
 2,500      Procter & Gamble Co. ..................       A-1+        1.28         8/3/04       2,497,067
 2,300      Govco, Inc. ...........................       A-1+        1.25         8/4/04       2,297,285
 1,300      CAFCO LLC .............................       A-1+        1.20         8/5/04       1,298,483
 1,200      Marsh & McLennan Co. ..................       A-1+        1.29         8/9/04       1,198,323
 3,905      Procter & Gamble Co. ..................       A-1+        1.28        8/10/04       3,899,446
 1,900      Archer-Daniels-Midland Co. ............       A-1         1.06        8/17/04       1,897,371
 2,400      Govco, Inc. ...........................       A-1+        1.17        8/18/04       2,396,256
 2,700      Govco, Inc. ...........................       A-1+        1.20        8/18/04       2,695,680
   605      Dankse Corp. ..........................       A-1+        1.32        8/20/04         603,891
 2,800      UBS Finance Delaware LLC ..............       A-1+        1.30        9/10/04       2,792,821
 1,000      Coca-Cola Co. .........................       A-1         1.40        9/13/04         997,122
 2,200      UBS Finance Delaware LLC ..............       A-1+        1.50        9/20/04       2,192,575
 2,800      Private Export Funding Corp. ..........       A-1+        1.32        10/7/04       2,789,939
                                                                                             ------------
TOTAL COMMERCIAL PAPER ..................................................................     134,412,745
                                                                                             ------------
MEDIUM TERM NOTES(c)--3.7%
 4,516      Bank of America Corp. .................       A           7.75        8/15/04       4,551,206
   500      Bank of America Corp. .................       A           7.63        4/15/05         524,607
 2,000      Goldman Sachs Group LP Series A 144A (e)      A+          6.63        12/1/04       2,044,756
                                                                                             ------------
TOTAL MEDIUM TERM NOTES .................................................................       7,120,569
                                                                                             ------------
TOTAL INVESTMENTS--100.2%
  (Identified cost $193,101,778) ........................................................     193,101,778(a)
  Other assets and liabilities, net--(0.2)% .............................................        (417,809)
                                                                                             ------------
NET ASSETS--100.0% ......................................................................    $192,683,969
                                                                                             ============

(a) Federal Income Tax Information: At June 30, 2004, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) The interest rate shown is the coupon rate.
(d) Callable. The maturity date shown is the call date.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, this security amounted to a value of $2,044,756 or 1.1% of net assets.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $193,101,778) ..................   $193,101,778
Receivables
  Fund shares sold .............................................................        413,037
  Interest .....................................................................        376,056
  Investment securities sold ...................................................         43,748
Prepaid expenses ...............................................................            172
                                                                                   ------------
    Total assets ...............................................................    193,934,791
                                                                                   ------------
LIABILITIES
Cash overdraft .................................................................          1,260
Payables
  Fund shares repurchased ......................................................      1,077,118
  Investment advisory fee ......................................................         64,377
  Financial agent fee ..........................................................         13,580
  Administration fee ...........................................................         12,876
  Trustees' fee ................................................................          1,039
Accrued expenses ...............................................................         80,572
                                                                                   ------------
    Total liabilities ..........................................................      1,250,822
                                                                                   ------------
NET ASSETS .....................................................................   $192,683,969
                                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $192,683,969
                                                                                   ------------
NET ASSETS .....................................................................   $192,683,969
                                                                                   ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization     19,268,461
                                                                                   ============
Net asset value and offering price per share ...................................         $10.00
                                                                                   ============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Interest .....................................................................     $1,120,695
                                                                                     ----------
    Total investment income ....................................................      1,120,695
                                                                                     ----------
EXPENSES
  Investment advisory fee ......................................................        382,213
  Financial agent fee ..........................................................         76,591
  Administration fee ...........................................................         76,443
  Custodian ....................................................................         19,555
  Printing .....................................................................         19,347
  Professional .................................................................         13,401
  Trustees .....................................................................          3,241
  Miscellaneous ................................................................          8,566
                                                                                     ----------
    Total expenses .............................................................        599,357
    Custodian fees paid indirectly .............................................           (665)
                                                                                     ----------
    Net expenses ...............................................................        598,692
                                                                                     ----------
NET INVESTMENT INCOME ..........................................................     $  522,003
                                                                                     ==========

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                              6/30/04         YEAR ENDED
                                                                                            (UNAUDITED)        12/31/03
                                                                                           ------------      ------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    522,003      $  1,554,957
                                                                                           ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        522,003         1,554,957
                                                                                           ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................       (522,003)       (1,554,957)
                                                                                           ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................       (522,003)       (1,554,957)
                                                                                           ------------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (15,734,718 and 44,435,831 shares, respectively) .......    157,347,175       444,358,309
  Net asset value of shares issued from reinvestment of distributions
    (52,200 and 155,502 shares, respectively) ..........................................        522,003         1,554,957
  Cost of shares repurchased (16,782,924 and 49,902,770 shares, respectively) ..........   (167,829,302)     (499,027,882)
                                                                                           ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     (9,960,124)      (53,114,616)
                                                                                           ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     (9,960,124)      (53,114,616)
NET ASSETS
  Beginning of period ..................................................................    202,644,093       255,758,709
                                                                                           ------------      ------------
  END OF PERIOD ........................................................................   $192,683,969      $202,644,093
                                                                                           ============      ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED DECEMBER 31,
                                                6/30/04          ----------------------------------------------------------------
                                              (UNAUDITED)         2003           2002           2001          2000         1999
                                              -----------        ------         ------         ------        ------       ------
Net asset value, beginning of period ......     $10.00           $10.00         $10.00         $10.00        $10.00       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...................       0.03             0.07           0.14           0.38          0.59         0.47
  Net realized gain .......................        --                --             --             --(3)         --           --
                                                ------           ------         ------         ------        ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ......       0.03             0.07           0.14           0.38          0.59         0.47
                                                ------           ------         ------         ------        ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ....      (0.03)           (0.07)         (0.14)         (0.38)        (0.59)       (0.47)
  Distributions from net realized gains ...         --               --             --             --(3)         --           --
                                                ------           ------         ------         ------        ------       ------
    TOTAL DISTRIBUTIONS ...................      (0.03)           (0.07)         (0.14)         (0.38)        (0.59)       (0.47)
                                                ------           ------         ------         ------        ------       ------
NET ASSET VALUE, END OF PERIOD ............     $10.00           $10.00         $10.00         $10.00        $10.00       $10.00
                                                ======           ======         ======         ======        ======       ======
Total return ..............................       0.28%(5)         0.68%          1.42%          3.82%         6.03%        4.82%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...   $192,684         $202,644       $255,759       $260,629      $179,968     $235,584
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) ..................       0.63%(2)(4)      0.59%(2)       0.56%(2)       0.55%(2)      0.55%        0.55%
  Net investment income ...................       0.55%(4)         0.69%          1.41%          3.63%         5.83%        4.73%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.60%, 0.58% and 0.57% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Amount is less than $0.01.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

U.S. GOVERNMENT SECURITIES--5.2%
U.S. TREASURY BONDS--0.9%
  U.S. Treasury Bond 7.25%, 5/15/16 .........  Aaa     $  495    $    598,428
  U.S. Treasury Bond 7.25%, 8/15/22 .........  Aaa        180         220,556
  U.S. Treasury Bond 6%, 2/15/26 ............  Aaa         60          64,652
  U.S. Treasury Bond 6.25%, 5/15/30 .........  Aaa        500         559,824
  U.S. Treasury Bond 5.375%, 2/15/31 ........  Aaa        725         731,203
                                                                 ------------
                                                                    2,174,663
                                                                 ------------
U.S. TREASURY NOTES--4.3%
  U.S. Treasury Note 2.625%, 11/15/06 .......  Aaa        875         868,916
  U.S. Treasury Note 2.25%, 2/15/07 .........  Aaa        855         838,334
  U.S. Treasury Note 4.375%, 5/15/07 ........  Aaa        905         935,403
  U.S. Treasury Note 3%, 2/15/08 ............  Aaa        200         197,242
  U.S. Treasury Note 2.625%, 3/15/09 ........  Aaa      1,345       1,279,746
  U.S. Treasury Note 6%, 8/15/09 ............  Aaa        314         345,044
  U.S. Treasury Note 5.75%, 8/15/10 .........  Aaa        620         675,993
  U.S. Treasury Note 5%, 2/15/11 ............  Aaa        240         251,213
  U.S. Treasury Inflationary Note 2%,
    1/15/14 (k) .............................  Aaa      2,305       2,379,199
  U.S. Treasury Note 4%, 2/15/14 ............  Aaa      3,041       2,898,216
                                                                 ------------
                                                                   10,669,306
                                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $13,223,330) .............................      12,843,969
                                                                 ------------
AGENCY MORTGAGE-BACKED SECURITIES--6.3%
  Fannie Mae 5%, 4/1/34 .....................  Aaa      1,967       1,902,714
  Fannie Mae 5%, 5/1/34 .....................  Aaa      2,197       2,125,185
  Fannie Mae 6%, 5/1/34 .....................  Aaa      1,997       2,041,773
  Fannie Mae 5.50%, 6/1/34 ..................  Aaa      5,000       4,982,812
  GNMA 8%, 9/15/06 ..........................  Aaa         --(l)          323
  GNMA 8%, 10/15/06 .........................  Aaa         12          12,764
  GNMA 6.50%, '23-'32 .......................  Aaa      4,090       4,279,088
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $15,127,397) .............................      15,344,659
                                                                 ------------
MUNICIPAL BONDS--2.4%
CALIFORNIA--1.1%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.50%,
    10/1/19 .................................  Aaa        750         808,080
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%,
    10/1/29 .................................  Aaa      1,750       1,857,065
                                                                 ------------
                                                                    2,665,145
                                                                 ------------
FLORIDA--0.6%
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 (h) ......  Aaa      1,310       1,409,625
                                                                 ------------
ILLINOIS--0.6%
  Illinois Educational Facilities Authority -
    Loyola University Revenue Taxable
    Series C 7.12%, 7/1/11 ..................  Aaa      1,330       1,485,397
                                                                 ------------
SOUTH DAKOTA--0.1%
  South Dakota Educational Enhancemment
    Funding Corp. Revenue Taxable Series A
    6.72%, 6/1/25 ...........................  Baa        325         299,520
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $5,458,052) ..............................       5,859,687
                                                                 ------------


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

ASSET-BACKED SECURITIES--1.1%
  Green Tree Financial Corp. 96-10, M1
    7.24%, 11/15/28 .........................  BBB(c)  $1,000    $    910,313
  Green Tree Financial Corp. 97-4, M1
    7.22%, 2/15/29 ..........................  B        1,500       1,048,125
  Litigation Settlement Monetized Fee Trust
    02-5A, A 144A 6%, 10/25/32 (b) ..........  Baa        699         656,608
                                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $2,675,750) ..............................       2,615,046
                                                                 ------------
DOMESTIC CORPORATE BONDS--51.2%
AEROSPACE & DEFENSE--0.4%
  L-3 Communications Corp. 6.125%,
    1/15/14 .................................  Ba         550         528,000
  Precision Castparts Corp. 5.60%,
    12/15/13 ................................  Baa        150         146,032
  Raytheon Co. 6.50%, 7/15/05 ...............  Baa        200         207,029
                                                                 ------------
                                                                      881,061
                                                                 ------------
AGRICULTURAL PRODUCTS--0.1%
  Bunge Ltd. Finance Corp. 4.375%,
    12/15/08 ................................  Baa        200         197,092
                                                                 ------------
AIR FREIGHT & COURIERS--0.1%
  FedEx Corp. 144A 2.65%, 4/1/07 (b) ........  Baa        150         145,664
                                                                 ------------
AIRLINES--0.4%
  American Airlines, Inc. Series 01-1
    6.977%, 5/23/21 .........................  Ba         997         887,085
                                                                 ------------
APPAREL RETAIL--0.0%
  Gap, Inc. (The) 6.90%, 9/15/07 ............  Ba          50          54,125
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.1%
  Bank of New York Co., Inc. (The) 3.625%,
    1/15/09 .................................  Aa         180         174,651
  Franklin Resources, Inc. 3.70%, 4/15/08 ...  A          125         123,072
                                                                 ------------
                                                                      297,723
                                                                 ------------
AUTO PARTS & EQUIPMENT--1.1%
  American Axle & Manufacturing, Inc.
    5.25%, 2/11/14 ..........................  Baa      1,000         959,894
  ArvinMeritor, Inc. 8.75%, 3/1/12 ..........  Ba         510         555,900
  Dana Corp. 6.50%, 3/1/09 ..................  Ba       1,000       1,045,000
  TRW Automotive, Inc. 10.125%, 2/15/13 .....  B           90(g)      125,376
                                                                 ------------
                                                                    2,686,170
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.8%
  DaimlerChrysler NA Holding Corp.
    6.50%, 11/15/13 .........................  A          425         435,727
  General Motors Corp. 7.125%, 7/15/13 ......  Baa      1,575       1,617,602
                                                                 ------------
                                                                    2,053,329
                                                                 ------------
BIOTECHNOLOGY--0.1%
  Athena Neurosciences Finance LLC
    7.25%, 2/21/08 ..........................  Caa        200         200,000
                                                                 ------------
BREWERS--0.2%
  Anheuser-Busch Cos., Inc. 5.95%, 1/15/33 ..  A           75          74,591
  Anheuser-Busch Cos., Inc. 6%, 11/1/41 .....  A           25          24,523
  Coors Brewing Co. 6.375%, 5/15/12 .........  Baa        235         251,734
  Miller Brewing Co. 144A 5.50%, 8/15/13 (b)   Baa        100         100,349
                                                                 ------------
                                                                      451,197
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

BROADCASTING & CABLE TV--2.4%
  Clear Channel Communications, Inc.
    4.625%, 1/15/08 .........................  Baa     $   21    $     21,222
  Comcast Cable Communications, Inc.
    6.20%, 11/15/08 .........................  Baa        300         319,606
  Comcast Cable Communications, Inc.
    6.75%, 1/30/11 ..........................  Baa      1,000       1,079,083
  Comcast Corp. 5.85%, 1/15/10 ..............  Baa        150         156,520
  Cox Communications, Inc. 6.875%,
    6/15/05 .................................  Baa        250         259,029
  Echostar DBS Corp. 5.75%, 10/1/08 .........  Ba       1,625       1,610,781
  Echostar DBS Corp. 9.125%, 1/15/09 ........  Ba         133         146,466
  Echostar DBS Corp. 6.375%, 10/1/11 ........  Ba       1,000         990,000
  Insight Midwest LP/Insight Capital, Inc.
    144A 10.50%, 11/1/10 (b) ................  B          500         547,500
  Univision Communications, Inc. 3.50%,
    10/15/07 ................................  Baa         75          74,059
  Univision Communications, Inc. 3.875%,
    10/15/08 ................................  Baa        175         170,714
  Young Broadcasting, Inc. 144A 8.75%,
    1/15/14 (b) .............................  Caa        500         475,000
                                                                 ------------
                                                                    5,849,980
                                                                 ------------
CASINOS & GAMING--2.6%
  Argosy Gaming Co. 144A 7%, 1/15/14 (b) ....  B        1,000         980,000
  GTECH Holdings Corp. 4.75%, 10/15/10 ......  Baa      1,250       1,224,232
  Harrahs Operating Co., Inc. 144A 5.50%,
    7/1/10 (b) ..............................  Baa      1,500       1,507,512
  MGM Mirage 8.50%, 9/15/10 .................  Ba         800         868,000
  Mohegan Tribal Gaming Authority 8.125%,
    1/1/06 ..................................  Ba       1,560       1,653,600
                                                                 ------------
                                                                    6,233,344
                                                                 ------------
CATALOG RETAIL--0.4%
  InterActiveCorp 7%, 1/15/13 ...............  Baa        875         943,601
                                                                 ------------
COMMERCIAL PRINTING--0.0%
  Donnelley (R.R.) & Sons Co. 144A
    3.75%, 4/1/09 (b) .......................  Baa         75          72,464
                                                                 ------------
COMMODITY CHEMICALS--0.6%
  Equistar Chemicals LP/Equistar Funding
    Corp. 10.625%, 5/1/11 ...................  B          500         557,500
  Lyondell Chemical Co. 9.50%, 12/15/08 .....  B          750         785,625
                                                                 ------------
                                                                    1,343,125
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.9%
  Motorola, Inc. 7.625%, 11/15/10 ...........  Baa      2,000       2,251,716
                                                                 ------------
COMPUTER HARDWARE--0.2%
  International Business Machines Corp.
    2.375%, 11/1/06 .........................  A          225         221,491
  International Business Machines Corp.
    5.875%, 11/29/32 ........................  A          150         146,053
                                                                 ------------
                                                                      367,544
                                                                 ------------
CONSUMER FINANCE--3.4%
  Capital One Bank 5.75%, 9/15/10 ...........  Baa        125         128,460
  Capital One Bank 6.50%, 6/13/13 ...........  Baa        500         516,411
  Caterpillar Financial Services Corp.
    2.35%, 9/15/06 ..........................  A          200         196,042
  Ford Motor Credit Co. 5.80%, 1/12/09 ......  A          100         100,940
  Ford Motor Credit Co. 7.25%, 10/25/11 (o) .  A        1,500       1,566,437
  Ford Motor Credit Co. 7%, 10/1/13 .........  A          200         201,893
  General Electric Capital Corp. 3.50%,
    5/1/08 ..................................  Aaa        500         491,944
  General Electric Capital Corp. 6%,
    6/15/12 (o) .............................  Aaa      1,870       1,973,389
  General Motors Acceptance Corp. 4.50%,
    7/15/06 .................................  A          354         357,776


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

CONSUMER FINANCE--CONTINUED
  General Motors Acceptance Corp. 5.125%,
    5/9/08 ..................................  A       $  146    $    146,540
  General Motors Acceptance Corp. 5.85%,
    1/14/09 .................................  A          125         126,665
  General Motors Acceptance Corp. 6.875%,
    9/15/11 .................................  A          575         589,546
  Household Finance Corp. 4.625%,
    1/15/08 .................................  A          275         279,939
  Household Finance Corp. 6.375%,
    11/27/12 ................................  A        1,000       1,060,281
  PHH Corp. 6%, 3/1/08 ......................  Baa        175         184,892
  SLM Corp. 3.95%, 8/15/08 ..................  A          250         247,109
  SLM Corp. 3.857%, 1/31/14 (h) .............  A           50          48,825
                                                                 ------------
                                                                    8,217,089
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
  Fiserv, Inc. 3%, 6/27/08 ..................  Baa        150         142,302
  Iron Mountain, Inc. 7.75%, 1/15/15 ........  B        1,000         997,500
                                                                 ------------
                                                                    1,139,802
                                                                 ------------
DEPARTMENT STORES--0.1%
  Penney (J.C.) Co., Inc. 6%, 5/1/06 ........  Ba         145         147,356
  Saks, Inc. 8.25%, 11/15/08 ................  Ba          50          54,375
                                                                 ------------
                                                                      201,731
                                                                 ------------
DISTRIBUTORS--0.2%
  Adesa, Inc. 7.625%, 6/15/12 ...............  B          500         506,875
                                                                 ------------
DIVERSIFIED BANKS--0.0%
  US Bancorp 2.75%, 3/30/06 .................  Aa          50          49,896
                                                                 ------------
DIVERSIFIED CHEMICALS--0.3%
  Cabot Corp. 144A 5.25%, 9/1/13 (b) ........  Baa        750         729,073
  Nalco Co. 144A 7.75%, 11/15/11 (b) ........  B           50          52,625
                                                                 ------------
                                                                      781,698
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.2%
  ARAMARK Services, Inc. 7%, 5/1/07 .........  Baa        145         156,518
  ARAMARK Services, Inc. 6.375%, 2/15/08 ....  Baa        110         116,839
  Cendant Corp. 6.25%, 1/15/08 ..............  Baa        195         207,951
  Cendant Corp. 6.25%, 3/15/10 ..............  Baa        175         186,186
  Cintas Corp. 6%, 6/1/12 ...................  A           50          53,108
  Mobile Mini, Inc. 9.50%, 7/1/13 ...........  B        1,500       1,650,000
  United Rentals North America, Inc.
    7.75%, 11/15/13 .........................  B          575         546,250
                                                                 ------------
                                                                    2,916,852
                                                                 ------------
DIVERSIFIED METALS & MINING--0.2%
  Freeport-McMoRan Copper & Gold, Inc.
    10.125%, 2/1/10 .........................  B          500         555,000
                                                                 ------------
DRUG RETAIL--0.3%
  NeighborCare, Inc. 144A 6.875%,
    11/15/13 (b) ............................  Ba         750         798,750
  Rite Aid Corp. 7.625%, 4/15/05 ............  Caa         25          25,750
                                                                 ------------
                                                                      824,500
                                                                 ------------
ELECTRIC UTILITIES--3.9%
  AmerenEnergy Generating Co. Series F
    7.95%, 6/1/32 ...........................  Baa         40          46,761
  Centerpoint Energy, Inc. Series B 6.85%,
    6/1/15 ..................................  Ba         575         585,464
  Cinergy Corp. 6.25%, 9/1/04 ...............  Baa        180         181,212
  CMS Energy Corp. 7.50%, 1/15/09 ...........  B          125         125,000
  CMS Energy Corp. 144A 7.75%, 8/1/10 (b) ...  B          100         100,000
  Commonwealth Edison Co. Series 102
    4.74%, 8/15/10 ..........................  A        1,200       1,201,331
  Consumers Energy Co. Series J 6%,
    2/15/14 .................................  Baa      1,250       1,271,166

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

ELECTRIC UTILITIES--CONTINUED
  Entergy Gulf States, Inc. 3.60%, 6/1/08 ...  Baa     $1,000    $    964,860
  MidAmerican Energy Holdings Co. 3.50%,
    5/15/08 .................................  Baa        200         192,918
  MSW Energy Holdings LLC/MSW Energy
    Finance Co., Inc. 8.50%, 9/1/10 .........  Ba       1,000       1,062,500
  Northern States Power Co. 2.875%, 8/1/06 ..  A           35          34,661
  Pacific Gas & Electric Co. 3.60%, 3/1/09 ..  Baa        500         481,296
  Pacific Gas & Electric Co. 4.80%, 3/1/14 ..  Baa        500         473,770
  PPL Capital Funding Trust I 144A 4.33%,
    3/1/09 (b) ..............................  Baa      1,250       1,209,996
  PSE&G Power LLC 5.50%, 12/1/15 ............  Baa        100          95,534
  Public Service Co. of Colorado Series A
    6.875%, 7/15/09 .........................  Baa         25          27,633
  Southern California Edison Co. 7.625%,
    1/15/10 .................................  Baa        100         113,173
  Southern California Edison Co. 5%,
    1/15/14 .................................  Baa         50          48,645
  Southern California Edison Co. 6%,
    1/15/34 .................................  Baa        100          95,818
  Southern California Edison Co. 5.75%,
    4/1/35 ..................................  Baa        125         115,473
  Southwestern Public Service Co. Series B
    5.125%, 11/1/06 .........................  Baa        425         438,512
  TXU Corp. Series C 6.375%, 1/1/08 .........  Ba         325         344,360
  TXU Energy Co. 7%, 3/15/13 ................  Baa        125         136,119
  Xcel Energy, Inc. 3.40%, 7/1/08 ...........  Baa        140         135,135
                                                                 ------------
                                                                    9,481,337
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
  Itron, Inc. 144A 7.75%, 5/15/12 (b) .......  B          500         503,750
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.6%
  Jabil Circuit, Inc. 5.875%, 7/15/10 .......  Baa      1,500       1,551,450
                                                                 ------------
ENVIRONMENTAL SERVICES--0.6%
  Allied Waste North America 144A 6.125%,
    2/15/14 (b) .............................  Ba         500         460,000
  Waste Management, Inc. 7%, 10/1/04 ........  Baa        500         505,293
  Waste Management, Inc. 7.375%, 8/1/10 .....  Baa        430         483,118
                                                                 ------------
                                                                    1,448,411
                                                                 ------------
GAS UTILITIES--0.8%
  AmeriGas Partners LP/AmeriGas Eagle
    Finance Corp. Series B 8.875%,
    5/20/11 .................................  B        1,000       1,070,000
  Panhandle Eastern Pipe Line Co. LLC
    4.80%, 8/15/08 ..........................  Baa        100          99,704
  Panhandle Eastern Pipe Line Co. LLC
    Series B 2.75%, 3/15/07 .................  Baa         75          71,970
  Southwest Gas Corp. 7.625%, 5/15/12 .......  Baa        140         154,803
  Suburban Propane Partners LP/Suburban
    Energy Finance Corp. 6.875%, 12/15/13 ...  B          500         485,941
                                                                 ------------
                                                                    1,882,418
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.6%
  AmerisourceBergen Corp. 8.125%, 9/1/08 ....  Ba       1,000       1,082,500
  Omnicare, Inc. 6.125%, 6/1/13 .............  Ba         500         480,000
                                                                 ------------
                                                                    1,562,500
                                                                 ------------
HEALTH CARE FACILITIES--1.3%
  HCA, Inc. 5.25%, 11/6/08 ..................  Ba         290         288,482
  HCA, Inc. 6.95%, 5/1/12 ...................  Ba          55          57,469
  HCA, Inc. 6.30%, 10/1/12 ..................  Ba         900         901,894
  IASIS Healthcare LLC/IASIS Capital Corp.
    144A 8.75%, 6/15/14 (b) .................  B          500         513,750
  Manor Care, Inc. 6.25%, 5/1/13 ............  Ba         370         376,937
  Service Corp. International 6%, 12/15/05 ..  B           39          40,024
  Service Corp. International 7.20%, 6/1/06 .  B          600         628,500


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

HEALTH CARE FACILITIES--CONTINUED
  Tenet HealthCare Corp. 144A 9.875%,
    7/1/14 (b) ..............................  B       $  300    $    306,750
  Vicar Operating, Inc. 9.875%, 12/1/09 .....  B           60          66,300
                                                                 ------------
                                                                    3,180,106
                                                                 ------------
HEALTH CARE SERVICES--0.3%
  Fresenius Medical Capital Trust IV 7.875%,
    6/15/11 .................................  Ba          25          26,625
  Laboratory Corp. of America Holdings
    5.50%, 2/1/13 ...........................  Baa        750         755,058
  Quest Diagnostics, Inc. 7.50%, 7/12/11 ....  Baa         35          40,095
                                                                 ------------
                                                                      821,778
                                                                 ------------
HOMEBUILDING--1.1%
  Horton (D.R.), Inc. 5%, 1/15/09 ...........  Ba         125         123,281
  K. Hovnanian Enterprises, Inc. 6.50%,
    1/15/14 .................................  Ba          75          70,125
  K. Hovnanian Enterprises, Inc. 144A
    6.375%, 12/15/14 (b) ....................  Ba       1,000         920,000
  KB Home & Broad Home Corp. 144A
    6.375%, 8/15/11 (b) .....................  Ba       1,000         995,000
  Toll Brothers, Inc. 6.875%, 11/15/12 ......  Baa         75          80,069
  WCI Communities, Inc. 9.125%, 5/1/12 ......  Ba         550         596,750
                                                                 ------------
                                                                    2,785,225
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.6%
  Royal Caribbean Cruises Ltd. 6.875%,
    12/1/13 .................................  Ba       1,250       1,242,187
  Starwood Hotels and Resorts Worldwide, Inc.
    6.75%, 11/15/05 .........................  Ba         300         310,500
                                                                 ------------
                                                                    1,552,687
                                                                 ------------
HOUSEHOLD PRODUCTS--0.3%
  Dial Corp. (The) 7%, 8/15/06 ..............  A          280         300,122
  Dial Corp. (The) 6.50%, 9/15/08 ...........  A          300         323,139
  Procter & Gamble Co. (The) 4.75%,
    6/15/07 .................................  Aa         195         202,077
                                                                 ------------
                                                                      825,338
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.0%
  Newell Rubbermaid, Inc. 4%, 5/1/10 ........  Baa         50          47,463
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--0.1%
  Wal-Mart Stores, Inc. 6.875%, 8/10/09 .....  Aa         250         278,766
                                                                 ------------
INDUSTRIAL MACHINERY--0.1%
  Kennametal, Inc. 7.20%, 6/15/12 ...........  Ba         225         237,964
                                                                 ------------
INTEGRATED OIL & GAS--0.2%
  ChevronTexaco Capital Co. 3.50%,
    9/17/07 .................................  Aa         260         259,701
  Occidental Petroleum Corp. 5.875%,
    1/15/07 .................................  Baa        130         137,026
  Occidental Petroleum Corp. 4.25%,
    3/15/10 .................................  Baa         80          78,536
                                                                 ------------
                                                                      475,263
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.4%
  Citizens Communications Co. 9.25%,
    5/15/11 .................................  Baa        750         783,892
  Qwest Services Corp. 144A 14%,
    12/15/10 (b) (h) ........................  Caa         25          29,187
  Sprint Capital Corp. 7.625%, 1/30/11 ......  Baa      1,000       1,105,489
  Sprint Capital Corp. 8.375%, 3/15/12 ......  Baa      1,000       1,149,329
  Verizon Global Funding Corp. 6.875%,
    6/15/12 .................................  A        2,500       2,727,573
                                                                 ------------
                                                                    5,795,470
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

INVESTMENT BANKING & BROKERAGE--1.2%
  Goldman Sachs Group, Inc. 4.75%,
    7/15/13 .................................  Aa      $1,200    $  1,127,282
  Goldman Sachs Group, Inc. 5.15%,
    1/15/14 .................................  Aa          75          72,024
  Goldman Sachs Group, Inc. 6.345%,
    2/15/34 .................................  A          125         117,384
  Jefferies Group, Inc. 5.50%, 3/15/16 ......  Baa        225         215,255
  Lehman Brothers Holdings, Inc. 4.80%,
    3/13/14 .................................  A          900         841,460
  Morgan Stanley 4.75%, 4/1/14 ..............  A          670         618,156
                                                                 ------------
                                                                    2,991,561
                                                                 ------------
LEISURE FACILITIES--0.3%
  Six Flags, Inc. 144A 9.625%, 6/1/14 (b) ...  B          750         750,000
                                                                 ------------
LIFE & HEALTH INSURANCE--0.2%
  Americo Life, Inc. 144A 7.875%, 5/1/13 (b)   Ba         200         200,250
  New York Life Insurance Co. 144A 5.875%,
    5/15/33 (b) .............................  Aa         100          95,088
  StanCorp Financial Group, Inc. 6.875%,
    10/1/12 .................................  Baa        225         239,793
                                                                 ------------
                                                                      535,131
                                                                 ------------
MANAGED HEALTH CARE--0.8%
  Coventry Health Care, Inc. 8.125%,
    2/15/12 .................................  Ba       1,000       1,100,000
  UnitedHealth Group, Inc. 5.20%, 1/17/07 ...  A          130         135,250
  UnitedHealth Group, Inc. 3.30%, 1/30/08 ...  A          220         215,037
  UnitedHealth Group, Inc. 4.875%, 4/1/13 ...  A          125         121,995
  WellPoint Health Networks, Inc. 6.375%,
    6/15/06 .................................  Baa        260         275,657
                                                                 ------------
                                                                    1,847,939
                                                                 ------------
METAL & GLASS CONTAINERS--1.2%
  Ball Corp. 6.875%, 12/15/12 ...............  Ba       1,690       1,723,800
  Owens-Brockway Glass Container, Inc.
    8.875%, 2/15/09 .........................  B          140         151,900
  Owens-Brockway Glass Container, Inc.
    7.75%, 5/15/11 ..........................  B           50          52,250
  Owens-Brockway Glass Container, Inc.
    8.75%, 11/15/12 .........................  B          750         817,500
  Owens-Illinois, Inc. 7.15%, 5/15/05 .......  Caa         75          77,250
                                                                 ------------
                                                                    2,822,700
                                                                 ------------
MOTORCYCLE MANUFACTURERS--0.0%
  Harley-Davidson, Inc. 144A 3.625%,
    12/15/08 (b) ............................  A          100          97,849
                                                                 ------------
MOVIES & ENTERTAINMENT--0.3%
  Time Warner, Inc. 5.625%, 5/1/05 ..........  Baa        250         256,123
  Time Warner, Inc. 6.875%, 5/1/12 ..........  Baa        275         297,163
  Viacom, Inc. 6.40%, 1/30/06 ...............  A          125         131,486
                                                                 ------------
                                                                      684,772
                                                                 ------------
MULTI-LINE INSURANCE--0.5%
  Assurant, Inc. 5.625%, 2/15/14 ............  Baa        575         564,534
  Assurant, Inc. 6.75%, 2/15/34 .............  Baa         75          74,221
  Farmers Insurance Exchange 144A
    8.50%, 8/1/04 (b) .......................  Baa         50          50,165
  Farmers Insurance Exchange 144A
    8.625%, 5/1/24 (b) ......................  Baa         75          84,006
  Liberty Mutual Group 144A 5.75%,
    3/15/14 (b) .............................  Baa        200         193,010
  Liberty Mutual Group 144A 7%, 3/15/34 (b) .  Baa        150         145,768
  Liberty Mutual Insurance 144A 8.50%,
    5/15/25 (b) .............................  Baa         25          28,313
                                                                 ------------
                                                                    1,140,017
                                                                 ------------


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

MULTI-UTILITIES & UNREGULATED POWER--0.7%
  AES Corp. (The) 144A 8.75%, 5/15/13 (b) ...  B       $  750    $    807,187
  Dominion Resources, Inc. Series D
    5.125%, 12/15/09 ........................  Baa        100         101,256
  Reliant Energy, Inc. 9.25%, 7/15/10 .......  B          750         804,375
                                                                 ------------
                                                                    1,712,818
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
  Cooper Cameron Corp. 2.65%, 4/15/07 .......  Baa        100          97,008
  Halliburton Co. 5.50%, 10/15/10 ...........  Baa      1,325       1,340,489
                                                                 ------------
                                                                    1,437,497
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.6%
  Anadarko Petroleum Corp. 3.25%, 5/1/08 ....  Baa        345         336,564
  Chesapeake Energy Corp. 6.875%,
    1/15/16 .................................  Ba         750         735,000
  Chesapeake Energy Corp. 144A 7.50%,
    6/15/14 (b) .............................  Ba         375         388,125
  Denbury Resources, Inc. 7.50%, 4/1/13 .....  B          400         404,000
  Devon Energy Corp. 2.75%, 8/1/06 ..........  Baa        175         172,441
  Magnum Hunter Resources, Inc. 9.60%,
    3/15/12 .................................  B        1,105       1,221,025
  Pemex Project Funding Master Trust
    6.125%, 8/15/08 .........................  Baa        200         204,500
  Pemex Project Funding Master Trust
    9.125%, 10/13/10 ........................  Baa      1,000       1,145,000
  Pemex Project Funding Master Trust
    7.375%, 12/15/14 ........................  Baa      1,000       1,020,000
  Pemex Project Funding Master Trust
    8.625%, 2/1/22 ..........................  Baa        125         130,000
  Swift Energy Co. 7.625%, 7/15/11 ..........  B          500         507,500
  Westport Resources Corp. 8.25%, 11/1/11 ...  Ba          25          28,406
                                                                 ------------
                                                                    6,292,561
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.0%
  GulfTerra Energy Partners LP Series B
    8.50%, 6/1/10 ...........................  B           36          39,330
  Kaneb Pipe Line Operating Partnership LP
    5.875%, 6/1/13 ..........................  Ba         125         120,860
  Kern River Funding Corp. 144A 4.893%,
    4/30/18 (b) .............................  A           95          92,045
  Pacific Energy Partners LP/Pacific Energy
    Finance Corp. 144A 7.125%, 6/15/14 (b) ..  Ba       1,190       1,213,800
  Plains All American Pipeline LP/Plains All
    America Finance Corp. 144A 5.625%,
    12/15/13 (b) ............................  Ba         150         143,139
  Premcor Refining Group, Inc. (The) 9.25%,
    2/1/10 ..................................  Ba         750         849,375
  Tesoro Petroleum Corp. 8%, 4/15/08 ........  Ba         500         537,500
  Valero Energy Corp. 6.875%, 4/15/12 .......  Baa        750         815,530
  Williams Cos., Inc. (The) 8.625%, 6/1/10 ..  B        1,000       1,105,000
                                                                 ------------
                                                                    4,916,579
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
  American Honda Finance Corp. 144A
    4.50%, 5/26/09 (b) ......................  A        1,250       1,250,766
  American Real Estate Partners LP/American
    Real Estate Finance Corp. 144A 8.125%,
    6/1/12 (b) ..............................  Ba       1,000       1,025,000
  Citigroup, Inc. 4.875%, 5/7/15 ............  Aa         175         164,831
  Glencore Funding LLC 144A 6%, 4/15/14 (b) .  Baa      1,150       1,066,671
  OneAmerica Financial Partners, Inc. 144A
    7%, 10/15/33 (b) ........................  Baa        175         172,617
                                                                 ------------
                                                                    3,679,885
                                                                 ------------
PACKAGED FOODS & MEATS--1.5%
  Dean Foods Co. 6.625%, 5/15/09 ............  Ba         400         414,000
  Dean Foods Co. 6.90%, 10/15/17 ............  Ba          50          49,375
  Del Monte Corp. 8.625%, 12/15/12 ..........  B          605         654,912
  Del Monte Corp. Series B 9.25%, 5/15/11 ...  B           30          32,925

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

PACKAGED FOODS & MEATS--CONTINUED
  General Mills, Inc. 3.875%, 11/30/07 ......  Baa     $  300    $    299,014
  General Mills, Inc. 6%, 2/15/12 ...........  Baa        225         235,604
  Kellogg Co. 2.875%, 6/1/08 ................  Baa        400         382,893
  Kellogg Co. Series B 6.60%, 4/1/11 ........  Baa         75          82,265
  PPC Escrow Corp. 9.25%, 11/15/13 ..........  B        1,500       1,605,000
                                                                 ------------
                                                                    3,755,988
                                                                 ------------
PAPER PACKAGING--0.5%
  Jefferson Smurfit Corp. 8.25%, 10/1/12 ....  B        1,000       1,045,000
  Sealed Air Corp. 144A 5.375%, 4/15/08 (b) .  Baa        250         258,534
                                                                 ------------
                                                                    1,303,534
                                                                 ------------
PAPER PRODUCTS--0.2%
  Georgia-Pacific Corp. 7.375%, 7/15/08 .....  Ba         500         535,000
                                                                 ------------
PERSONAL PRODUCTS--0.1%
  Gillette Co. (The) 4.125%, 8/30/07 ........  Aa         125         127,367
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.4%
  Eastman Kodak Co. 7.25%, 11/15/13 .........  Baa      1,000       1,016,829
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.4%
  Berkley (W.R.) Corp. 5.875%, 2/15/13 ......  Baa         75          76,544
  Berkshire Hathaway Finance Corp. 4.625%,
    10/15/13 ................................  Aaa        100          95,579
  Fund American Cos., Inc. 5.875%, 5/15/13 ..  Baa        175         174,627
  Kingsway America, Inc. 144A 7.50%,
    2/1/14 (b) ..............................  BBB-(c)    125         122,850
  Markel Corp. 6.80%, 2/15/13 ...............  Baa        175         181,707
  NYMAGIC, Inc. 144A 6.50%, 3/15/14 (b) .....  NR         150         142,542
  Progressive Corp. (The) 6.25%, 12/1/32 ....  A           75          74,797
                                                                 ------------
                                                                      868,646
                                                                 ------------
PUBLISHING & PRINTING--0.6%
  Belo Corp. 7.125%, 6/1/07 .................  Baa        165         179,034
  Belo Corp. 8%, 11/1/08 ....................  Baa         75          84,942
  Dex Media East LLC/Dex Media East
    Finance Co. 9.875%, 11/15/09 ............  B           25          28,188
  Dex Media East LLC/Dex Media East
    Finance Co. 12.125%, 11/15/12 ...........  Caa         90         105,525
  Dex Media West LLC/Dex Media West
    Finance Co. Series B 9.875%, 8/15/13 ....  Caa        775         854,438
  Dex Media, Inc. 144A 8%, 11/15/13 (b) .....  Caa         50          48,250
  News America, Inc. 6.625%, 1/9/08 .........  Baa        250         270,360
                                                                 ------------
                                                                    1,570,737
                                                                 ------------
RAILROADS--0.4%
  CSX Corp. 4.875%, 11/1/09 .................  Baa         95          95,498
  CSX Corp. 5.30%, 2/15/14 ..................  Baa      1,000         969,219
                                                                 ------------
                                                                    1,064,717
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
  EOP Operating LP 4.75%, 3/15/14 ...........  Baa        750         690,990
                                                                 ------------
REGIONAL BANKS--0.2%
  BB&T Corp. 5.20%, 12/23/15 ................  A          150         144,494
  Citizens Banking Corp. 5.75%, 2/1/13 ......  Baa         25          24,503
  Hudson United Bank 7%, 5/15/12 ............  Baa         80          87,162
  Zions Bancorp. 2.70%, 5/1/06 ..............  A          125         124,067
  Zions Bancorp. 6%, 9/15/15 ................  Baa        125         126,031
                                                                 ------------
                                                                      506,257
                                                                 ------------
REITS--1.8%
  Health Care REIT, Inc. 6%, 11/15/13 .......  Baa      1,775       1,748,050
  HRPT Properties Trust 5.75%, 2/15/14 ......  Baa        500         489,501
  iStar Financial, Inc. 144A 5.125%,
    4/1/11 (b) ..............................  Ba          75          71,703
  iStar Financial, Inc. 144A 5.70%,
    3/1/14 (b) ..............................  Ba       1,500       1,415,456
  Mack-Cali Realty LP 5.125%, 2/15/14 .......  Baa        700         669,290
                                                                 ------------
                                                                    4,394,000
                                                                 ------------


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

RESTAURANTS--0.0%
  Dominos, Inc. 8.25%, 7/1/11 ...............  B       $   40    $     42,600
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.2%
  Amkor Technology, Inc. 10.50%, 5/1/09 .....  B           35          36,925
  Amkor Technology, Inc. 144A 7.125%,
    3/15/11 (b) .............................  B          500         471,250
                                                                 ------------
                                                                      508,175
                                                                 ------------
SOFT DRINKS--0.2%
  Coca Cola Enterprises, Inc. 4.375%,
    9/15/09 .................................  A          250         250,487
  Coca Cola Enterprises, Inc. 7.125%,
    8/1/17 ..................................  A          133         150,950
                                                                 ------------
                                                                      401,437
                                                                 ------------
SPECIALTY STORES--1.4%
  AutoNation, Inc. 9%, 8/1/08 ...............  Ba       1,000       1,135,000
  AutoZone, Inc. 5.50%, 11/15/15 ............  Baa        750         718,183
  Boise Cascade Corp. 6.50%, 11/1/10 ........  Ba          25          25,562
  Hollywood Entertainment Corp. 9.625%,
    3/15/11 .................................  B          525         606,375
  Office Depot, Inc. 6.25%, 8/15/13 .........  Baa      1,000       1,029,993
                                                                 ------------
                                                                    3,515,113
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.4%
  Arrow Electronics, Inc. 6.875%, 7/1/13 ....  Baa      1,000       1,044,561
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.6%
  Chevy Chase Bank FSB 6.875%, 12/1/13 ......  Ba          75          75,375
  Sovereign Bank 5.125%, 3/15/13 ............  Baa        150         142,591
  Sovereign Capital Trust 9%, 4/1/27 ........  Ba          35          38,518
  Washington Mutual, Inc. 4.625%, 4/1/14 ....  Baa      1,250       1,140,041
  Webster Bank 5.875%, 1/15/13 ..............  Baa         50          50,359
  Webster Capital Trust II Series B 10%,
    4/1/27 ..................................  BB(c)       50          58,107
                                                                 ------------
                                                                    1,504,991
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
  American Tower Corp. 9.375%, 2/1/09 .......  Caa         75          80,437
  American Tower Corp. 144A 7.50%,
    5/1/12 (b) ..............................  Caa         50          48,625
  Nextel Communications, Inc. 9.375%,
    11/15/09 ................................  B          125         134,219
  Nextel Communications, Inc. 6.875%,
    10/31/13 ................................  B          750         747,188
  Nextel Communications, Inc. 7.375%,
    8/1/15 ..................................  B           50          50,750
                                                                 ------------
                                                                    1,061,219
                                                                 ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $124,472,969) ............................     125,360,059
                                                                 ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--6.6%
  Amortizing Residential Collateral Net
    Interest Margin Trust 02-9A, A 144A
    7.75%, 12/27/32 (b) .....................  Baa        123         122,426
  Commercial Resecuritization Trust 01-ABC2,
    A1 144A 7.17%, 2/21/13 (b) ..............  Aaa        885         932,707
  DLJ Commercial Mortgage Corp. 98-CF2,
    A1B 6.24%, 11/12/31 .....................  Aaa        365         391,419
  First Union Residential Securitization
    Transactions, Inc. 98-A, SA4 7%,
    4/25/25 .................................  AAA(c)      25          25,027
  GMAC Commercial Mortgage Securities, Inc.
    97-C2, A3 6.566%, 4/15/29 ...............  Aaa      1,000       1,070,021
  Greenwich Capital Commercial Funding
    Corp. 03-FL1, M 2.819%, 7/5/18 (h) ......  BBB-(c)  2,210       2,119,010
  GS Mortgage Securities Corp. II 99-C1, A2
    6.11%, 11/18/30 (h) .....................  Aaa        660         700,646

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
  Lehman Brothers Commercial Conduit
    Mortgage Trust 99-C2, A2 7.325%,
    10/15/32 ................................  Aaa     $2,100    $  2,351,807
  Lehman Brothers Floating Rate Commercial
    Mortgage Trust 02-LLFA, L 144A
    2.611%, 6/14/17 (h) .....................  BBB-(c)  1,240       1,238,362
  Master Asset Securitization Trust
    Alternative Loans Trust 02-3, M2 5.727%,
    12/25/32 ................................  A        1,500       1,461,328
  Morgan Stanley Capital I 98-WF2, C
    6.77%, 7/15/30 ..........................  AA(c)    1,700       1,853,892
  Paine Webber Mortgage Acceptance Corp.
    00-1, M 7.75%, 9/25/30 ..................  AA(c)      276         275,895
  Residential Funding Mortgage Securities I
    94-S7, M3 6.50%, 3/25/24 ................  Baa        570         568,960
  Sasco Net Interest Margin Trust 03-25XS, A
    144A 7.25%, 8/28/33 (b) .................  A          478         477,123
  Sasco Net Interest Margin Trust 03-28XS
    144A 7.50%, 9/28/33 (b) .................  A          389         387,891
  Sasco Net Interest Margin Trust 03-36XS
    144A 7.50%, 11/25/33 (b) ................  A          603         601,105
  Sharp SP I LLC Net Interest Margin Trust
    04-1N, Note 7.50%, 12/25/33 .............  Baa        706         705,715
  Vanderbilt Mortgage Finance 02-C, A4
    6.57%, 8/7/24 ...........................  Aaa      1,000         991,346
                                                                 ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $15,841,512) .............................      16,274,680
                                                                 ------------
FOREIGN GOVERNMENT SECURITIES(d)--14.0%
AUSTRALIA--0.2%
  Commonwealth of Australia Series 705
    7.50%, 7/15/05 ..........................  Aaa        700(j)      497,195
                                                                 ------------
BRAZIL--2.8%
  Federative Republic of Brazil 7.309%,
    6/29/09 (h) .............................  B          425         426,594
  Federative Republic of Brazil 8%, 4/15/14 .  B        7,037       6,451,701
                                                                 ------------
                                                                    6,878,295
                                                                 ------------
BULGARIA--0.5%
  Republic of Bulgaria RegS 8.25%,
    1/15/15 .................................  Ba       1,000       1,168,750
                                                                 ------------
CHILE--0.4%
  Republic of Chile 5.50%, 1/15/13 ..........  Baa      1,000       1,002,600
                                                                 ------------
COLOMBIA--0.4%
  Republic of Colombia 10%, 1/23/12 .........  Ba         500         520,000
  Republic of Colombia 8.125%, 5/21/24 ......  Ba         500         407,500
                                                                 ------------
                                                                      927,500
                                                                 ------------
COSTA RICA--0.3%
  Republic of Costa Rica 144A 6.548%,
    3/20/14 .................................  Ba       1,000         875,000
                                                                 ------------
GERMANY--0.1%
  Deutsche Bundesrepublik Series 02 5%,
    7/4/12 ..................................  Aaa        225(g)      289,829
                                                                 ------------
MEXICO--1.1%
  United Mexican States 4.625%, 10/8/08 .....  Baa         50          49,300
  United Mexican States 7.50%, 1/14/12 ......  Baa      2,250       2,424,375
  United Mexican States 5.875%, 1/15/14 .....  Baa        125         120,125
                                                                 ------------
                                                                    2,593,800
                                                                 ------------
NEW ZEALAND--1.0%
  Government of New Zealand Series 205
    6.50%, 2/15/05 ..........................  Aaa      3,750(f)    2,386,694
                                                                 ------------


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

PANAMA--1.0%
  Republic of Panama 8.25%, 4/22/08 .........  Ba      $1,000    $  1,085,000
  Republic of Panama 9.625%, 2/8/11 .........  Ba         500         556,250
  Republic of Panama 9.375%, 1/16/23 ........  Ba         750         768,750
                                                                 ------------
                                                                    2,410,000
                                                                 ------------
PERU--0.4%
  Republic of Peru  8.375%, 5/3/16 ..........  Ba       1,000         935,000
                                                                 ------------
PHILIPPINES--0.2%
  Republic of Philippines 8.25%, 1/15/14 ....  Ba         500         475,625
                                                                 ------------
RUSSIA--2.0%
  Russian Federation RegS 8.25%, 3/31/10 ....  Baa      1,000       1,088,696
  Russian Federation RegS 5%, 3/31/30 (h) ...  Baa      4,250       3,888,750
                                                                 ------------
                                                                    4,977,446
                                                                 ------------
SOUTH AFRICA--1.3%
  Republic of South Africa 5.25%, 5/16/13 ...  Baa      1,000(g)    1,189,882
  Republic of South Africa 6.50%, 6/2/14 ....  Baa        500         505,000
  Republic of South Africa Series R151
    12%, 2/28/05 ............................  NR       1,667(n)      272,905
  Republic of South Africa Series R152
    12%, 2/28/06 ............................  A        1,667(n)      279,245
  Republic of South Africa Series R153
    13%, 8/31/10 ............................  A        5,250(n)      964,391
                                                                 ------------
                                                                    3,211,423
                                                                 ------------
SPAIN--0.2%
  Kingdom of Spain 5%, 7/30/12 ..............  Aaa        325(g)      417,886
                                                                 ------------
TURKEY--0.9%
  Republic of Turkey 10.50%, 1/13/08 ........  B          500         541,250
  Republic of Turkey 11.75%, 6/15/10 ........  B          750         843,750
  Republic of Turkey 11%, 1/14/13 ...........  B          750         821,250
                                                                 ------------
                                                                    2,206,250
                                                                 ------------
UKRAINE--0.4%
  Government of Ukraine RegS 7.65%,
    6/11/13 .................................  B        1,000         952,998
                                                                 ------------
VENEZUELA--0.8%
  Republic of Venezuela 5.375%, 8/7/10 ......  Caa        750         599,185
  Republic of Venezuela 9.25%, 9/15/27 ......  Caa      1,750       1,487,500
                                                                 ------------
                                                                    2,086,685
                                                                 ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $33,965,906) .............................      34,292,976
                                                                 ------------
FOREIGN CORPORATE BONDS(d)--11.1%
AUSTRALIA--0.8%
  Commonwealth Bank Series TCD 6.75%,
    12/1/07 .................................  Aaa      2,500(j)    1,795,903
  Hanson Australia Funding Ltd. 5.25%,
    3/15/13 .................................  Baa        125         121,117
                                                                 ------------
                                                                    1,917,020
                                                                 ------------
BRAZIL--0.9%
  Cia Brasileira de Bebidas 144A 8.75%,
    9/15/13 (b) .............................  Baa        950       1,002,250
  Petrobras International Finance Co.
    9.125%, 7/2/13 ..........................  Ba       1,125       1,146,094
                                                                 ------------
                                                                    2,148,344
                                                                 ------------
CANADA--1.8%
  Bombardier, Inc. 144A 6.30%, 5/1/14 (b) ...  Baa        375         318,505
  Cascades, Inc. 7.25%, 2/15/13 .............  Ba         750         750,000
  CHC Helicopter Corp. 144A 7.375%,
    5/1/14 (b) ..............................  B          685         676,437
  Corus Entertainment, Inc. 8.75%, 3/1/12 ...  B           90          96,638

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

CANADA--CONTINUED
  Norske Skog Canada Ltd. 144A 7.375%,
    3/1/14 (b) ..............................  Ba      $  715    $    695,338
  Nova Chemicals Corp. 6.50%, 1/15/12 .......  Ba         300         297,000
  Rogers Cable, Inc. 7.875%, 5/1/12 .........  Ba       1,000       1,054,067
  Rogers Cable, Inc. 6.25%, 6/15/13 .........  Ba          25          23,536
  Rogers Wireless Communications, Inc.
    144A 6.375%, 3/1/14 (b) .................  Ba         575         531,875
                                                                 ------------
                                                                    4,443,396
                                                                 ------------
FRANCE--0.6%
  France Telecom 8.75%, 3/1/11 ..............  Baa      1,250       1,448,526
                                                                 ------------
GERMANY--0.9%
  Deutsche Telekom International Finance BV
    3.875%, 7/22/08 .........................  Baa        250         246,008
  Deutsche Telekom International Finance BV
    8.50%, 6/15/10 ..........................  Baa      1,000       1,168,558
  European Investment Bank 6%, 7/15/05 ......  Aaa      1,250(j)      876,455
                                                                 ------------
                                                                    2,291,021
                                                                 ------------
HONG KONG--0.4%
  Hutchison Whampoa International Ltd.
    144A 5.45%, 11/24/10 (b) ................  A          150         147,230
  Hutchison Whampoa International Ltd.
    144A 6.25%, 1/24/14 (b) .................  A          750         727,104
                                                                 ------------
                                                                      874,334
                                                                 ------------
KAZAKHSTAN--0.9%
  Kazkommerts International BV  144A
    8.50%, 4/16/13 (b) ......................  Baa      1,000         990,000
  Kazkommerts International BV RegS
    10.125%, 5/8/07 .........................  Baa        250         276,250
  TuranAlem Finance BV 144A 7.875%,
    6/2/10 (b) ..............................  Baa      1,000         955,000
                                                                 ------------
                                                                    2,221,250
                                                                 ------------
LUXEMBOURG--0.4%
  Lighthouse International Co. SA 144A 8%,
    4/30/14 (b) .............................  B          750(g)      880,549
                                                                 ------------
MALAYSIA--0.5%
  Malaysia International Shipping Corp. Ltd
    144A 6.125%, 7/1/14 (b)(p) ..............  Baa      1,250       1,244,275
                                                                 ------------
MEXICO--0.4%
  America Movil SA de CV 144A 5.50%,
    3/1/14 (b) ..............................  Baa      1,000         921,188
                                                                 ------------
NETHERLANDS--0.0%
  Fresenius Finance BV 144A 7.75%,
    4/30/09 (b) .............................  Ba          50          66,459
                                                                 ------------
NORWAY--0.5%
  Norske Skogindustrier ASA 144A 6.125%,
    10/15/15 (b) ............................  Baa      1,250       1,232,681
                                                                 ------------
SOUTH KOREA--0.5%
  Korea Development Bank 5.75%, 9/10/13 .....  A        1,250       1,243,990
                                                                 ------------
UNITED KINGDOM--0.9%
  British Sky Broadcasting Group plc
    6.875%, 2/23/09 .........................  Baa      1,850       2,022,477
  SABMiller plc 144A 6.625%, 8/15/33 (b) ....  Baa         75          78,330
                                                                 ------------
                                                                    2,100,807
                                                                 ------------


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

UNITED STATES--1.6%
  Crown European Holdings SA 10.25%,
    3/1/11 ..................................  B+(c)    1,500(g) $  2,016,595
  Tyco International Group SA 6.375%,
    2/15/06 .................................  Ba      $  125         131,270
  Tyco International Group SA 5.80%,
    8/1/06 ..................................  Baa        375         391,087
  Tyco International Group SA 6.125%,
    11/1/08 .................................  Baa         75          79,791
  Tyco International Group SA 6.375%,
    10/15/11 ................................  Baa      1,125       1,198,498
  Tyco International Group SA 6%,
    11/15/13 ................................  Baa        225         231,303
                                                                 ------------
                                                                    4,048,544
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $26,915,008) .............................      27,082,384
                                                                 ------------
DOMESTIC CONVERTIBLE BONDS--0.0%
COMPUTER STORAGE & PERIPHERALS--0.0%
  Candescent Technologies Corp. Cv. 144A
    8%, 11/1/04 (b) (e) (i) (m) .............  NR          50               0
                                                                 ------------
TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $42,439) .................................               0
                                                                 ------------


                                                      SHARES         VALUE
                                                      -------    ------------
DOMESTIC PREFERRED STOCKS--0.1%
REITS--0.0%
  Saul Centers, Inc. Pfd. 8% .....................        425          10,838
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.1%
  Chevy Chase Bank Pfd. 8% .......................      3,925         107,152
  Chevy Chase Preferred Capital Corp.
    Series A Pfd. 10.375% ........................      1,225          70,928
                                                                 ------------
                                                                      178,080
                                                                 ------------
TOTAL DOMESTIC PREFERRED STOCKS
  (Identified cost $178,955) ................................         188,918
                                                                 ------------
DOMESTIC COMMON STOCKS--0.0%
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  AT&T Latin America Corp. Class A (e) ...........     64,050             480
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $281,820) ................................             480
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.0%
  (Identified cost $238,183,138) ............................     239,862,858
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)         VALUE
                                            --------  -------    ------------

SHORT-TERM OBLIGATIONS--0.5%
COMMERCIAL PAPER--0.5%
  Clipper Receivables Co. LLC 1.50%, 7/1/04 .  A-1     $1,205    $  1,205,000
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,205,000) ..............................       1,205,000
                                                                 ------------
TOTAL INVESTMENTS--98.5%
  (Identified cost $239,388,138) ............................     241,067,858(a)
  Other assets and liabilities, net--1.5% ...................       3,638,535
                                                                 ------------
NET ASSETS--100.0% ..........................................    $244,706,393
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,609,468 and gross depreciation of $4,636,134 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $240,094,524
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to a value of $36,588,822 or 15% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(e) Non-income producing.
(f) Par value represents New Zealand Dollar.
(g) Par value represents Euro.
(h) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(i) Illiquid. At June 30, 2004, these securities amounted to a value of $0 or 0% of net assets. For acquisition information see Note 6 in the Notes to Financial Statements.
(j) Par value represents Australian Dollar.
(k) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(l) The par is less than $1,000.
(m) Security in default.
(n) Par value represents South African Rand.
(o) All  or  a  portion   segregated  as  collateral  for  a  delayed   delivery
    transaction.
(p) Delayed delivery security.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $239,388,138) ..................     $241,067,858
Cash ...........................................................................           21,848
Receivables
  Interest .....................................................................        1,348,725
  Fund shares sold .............................................................          325,874
  Investment securities sold ...................................................        2,389,656
Prepaid expenses ...............................................................              215
                                                                                     ------------
    Total assets ...............................................................      245,154,176
                                                                                     ------------
LIABILITIES
Payables
  Fund shares repurchased ......................................................          185,874
  Investment advisory fee ......................................................           87,369
  Printing fee .................................................................           83,461
  Professional fee .............................................................           32,785
  Administration fee ...........................................................           16,081
  Financial agent fee ..........................................................           12,964
  Trustees' fee ................................................................            2,978
Accrued expenses ...............................................................           26,271
                                                                                     ------------
    Total liabilities ..........................................................          447,783
                                                                                     ------------
NET ASSETS .....................................................................     $244,706,393
                                                                                     ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................     $267,022,553
  Undistributed net investment income ..........................................          269,232
  Accumulated net realized loss ................................................      (24,265,418)
  Net unrealized appreciation ..................................................        1,680,026
                                                                                     ------------
NET ASSETS .....................................................................     $244,706,393
                                                                                     ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization       27,256,218
                                                                                     ============
Net asset value and offering price per share ...................................            $8.98
                                                                                            =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Interest ...........................................................................   $  7,297,346
  Dividends ..........................................................................          3,764
                                                                                         ------------
    Total investment income ..........................................................      7,301,110
                                                                                         ------------
EXPENSES
  Investment advisory fee ............................................................        539,148
  Financial agent fee ................................................................         81,310
  Administration fee .................................................................         88,367
  Printing ...........................................................................         43,372
  Custodian ..........................................................................         38,961
  Professional .......................................................................         21,638
  Trustees ...........................................................................          5,302
  Miscellaneous ......................................................................         11,406
                                                                                         ------------
    Total expenses ...................................................................        829,504
    Custodian fees paid indirectly ...................................................         (1,059)
                                                                                         ------------
    Net expenses .....................................................................        828,445
                                                                                         ------------
NET INVESTMENT INCOME ................................................................      6,472,665
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................        998,815
  Net realized gain on foreign currency transactions .................................         15,271
  Net change in unrealized appreciation (depreciation) on investments ................    (11,159,268)
  Net change in unrealized appreciation (depreciation) on foreign currency
    and foreign currency translation .................................................        (19,908)
                                                                                         ------------
NET LOSS ON INVESTMENTS ..............................................................    (10,165,090)
                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $ (3,692,425)
                                                                                         ============

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                              6/30/04         YEAR ENDED
                                                                                            (UNAUDITED)        12/31/03
                                                                                           -------------     -------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $   6,472,665     $  12,112,326
  Net realized gain (loss) .............................................................       1,014,086        10,199,604
  Net change in unrealized appreciation (depreciation) .................................     (11,179,176)        3,545,543
                                                                                           -------------     -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      (3,692,425)       25,857,473
                                                                                           -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................      (6,958,534)      (12,723,194)
                                                                                           -------------     -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................      (6,958,534)      (12,723,194)
                                                                                           -------------     -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,459,173 and 5,555,330 shares, respectively) .........      32,393,637        50,501,423
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (5,476,476 and 0 shares, respectively) (See Note 8) ................................      50,639,637                --
  Net asset value of shares issued from reinvestment of distributions (758,471 and
    1,398,175 shares, respectively) ....................................................       6,958,534        12,723,194
  Cost of shares repurchased (3,581,295 and 6,251,666 shares, respectively) ............     (33,136,895)      (56,846,744)
                                                                                           -------------     -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................      56,854,913         6,377,873
                                                                                           -------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................      46,203,954        19,512,152
NET ASSETS
  Beginning of period ..................................................................     198,502,439       178,990,287
                                                                                           -------------     -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $269,232 AND $755,101, RESPECTIVELY) ...............................................   $ 244,706,393     $ 198,502,439
                                                                                           =============     =============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                           SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                           6/30/04(7)          ---------------------------------------------------------------
                                           (UNAUDITED)         2003(7)        2002         2001(4)          2000          1999
                                           -----------         ------        ------        ------          ------        ------
Net asset value, beginning of period .....    $ 9.39           $ 8.76        $ 8.55        $ 8.75          $ 8.92        $ 9.18
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...........      0.26             0.58          0.61          0.72(3)         0.75          0.73
  Net realized and unrealized gain (loss)      (0.38)            0.66          0.22         (0.21)          (0.19)        (0.24)
                                              ------           ------        ------        ------          ------        ------
    TOTAL FROM INVESTMENT OPERATIONS .....     (0.12)            1.24          0.83          0.51            0.56          0.49
                                              ------           ------        ------        ------          ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...     (0.29)           (0.61)        (0.62)        (0.71)          (0.73)        (0.75)
                                              ------           ------        ------        ------          ------        ------
    TOTAL DISTRIBUTIONS ..................     (0.29)           (0.61)        (0.62)        (0.71)          (0.73)        (0.75)
                                              ------           ------        ------        ------          ------        ------
CHANGE IN NET ASSET VALUE ................     (0.41)            0.63          0.21         (0.20)          (0.17)        (0.26)
                                              ------           ------        ------        ------          ------        ------
NET ASSET VALUE, END OF PERIOD ...........    $ 8.98           $ 9.39        $ 8.76        $ 8.55          $ 8.75        $ 8.92
                                              ======           ======        ======        ======          ======        ======
Total return .............................     (1.33)%(6)       14.58%        10.00%         6.09%           6.47%         5.46%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..  $244,706         $198,502      $178,990      $167,229        $160,101      $172,836
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses .....................      0.75%(2)(5)      0.74%(2)      0.69%(2)      0.65%(1)(2)     0.65%(1)      0.65%(1)
  Net investment income ..................      5.88%(5)(7)      6.41%(7)      7.05%         8.14%           8.45%         7.79%
Portfolio turnover .......................        56%(6)          156%          168%          188%            148%          125%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71%, 0.69% and 0.71% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001, was to increase the ratio of net investment income to average net assets from 8.13% to 8.14%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.
(7) As a result of recent changes in generally accepted accounting principles, the series has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was a change of $0.00 to net investment income for the periods ended June 30, 2004, and December 31, 2003. The net investment income ratio for the periods ended June 30, 2004 and December 31, 2003 changed by 0.00%.

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

AGENCY MORTGAGE-BACKED SECURITIES--7.1%
  Freddie Mac 4.50%, 12/1/18 ................  Aaa     $1,892    $  1,852,862
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $1,929,129) ..............................       1,852,862
                                                                 ------------
MUNICIPAL BONDS--3.1%
CALIFORNIA--2.0%
  Sonoma County Pension Obligation Revenue
    Taxable Series A 2.43%, 12/1/06 .........  Aaa        250         245,747
  Ventura County Pension Obligation Taxable
    6.58%, 11/1/06 ..........................  Aaa        250         269,603
                                                                 ------------
                                                                      515,350
                                                                 ------------
NEW YORK--1.1%
  New York State Dormitory Authority Revenue
    Taxable Series B 3.35%, 12/15/09 ........  AA(c)      315         296,084
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $838,853) ................................         811,434
                                                                 ------------
ASSET-BACKED SECURITIES--4.4%
  AmeriCredit Automobile Receivables Trust
    01-D, A4 4.41%, 11/12/08 ................  Aaa        200         203,082
  AmeriCredit Automobile Receivables Trust
    04-BM, A4 2.67%, 3/7/11 .................  Aaa        300         288,844
  Ford Credit Auto Owner Trust 02-B,
    A4 4.75%, 8/15/06 .......................  Aaa        150         153,278
  Onyx Acceptance Grantor Trust 04-A,
    A4 2.94%, 12/15/10 ......................  Aaa        120         116,744
  Residential Asset Mortgage Products, Inc.
    03-RS6, AI3 3.08%, 12/25/28 .............  Aaa        250         247,757
  World Omni Auto Receivables Trust 02-A,
    A4 4.05%, 7/15/09 .......................  Aaa        150         152,608
                                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $1,194,354) ..............................       1,162,313
                                                                 ------------
DOMESTIC CORPORATE BONDS--43.3%
AEROSPACE & DEFENSE--1.3%
  Raytheon Co. 4.85%, 1/15/11 ...............  Baa        350         347,376
                                                                 ------------
AIRLINES--0.9%
  American Airlines, Inc. Series 01-1 6.977%,
    5/23/21 .................................  Ba         249         221,771
                                                                 ------------
AUTOMOBILE MANUFACTURERS--1.3%
  DaimlerChrysler NA Holding Corp. 4.05%,
    6/4/08 ..................................  A          350         343,184
                                                                 ------------
BROADCASTING & CABLE TV--1.4%
  Comcast Cable Communications, Inc. 6.20%,
    11/15/08 ................................  Baa        350         372,874
                                                                 ------------
CASINOS & GAMING--2.8%
  Argosy Gaming Co. 9%, 9/1/11 ..............  B          250         277,500
  GTECH Holdings Corp. 4.75%, 10/15/10 ......  Baa        250         244,846
  Harrah's Operating Co., Inc. 7.875%,
    12/15/05 ................................  Ba         200         211,750
                                                                 ------------
                                                                      734,096
                                                                 ------------
COMMODITY CHEMICALS--0.9%
  Equistar Chemicals LP/Equistar Funding Corp.
    10.625%, 5/1/11 .........................  B          200         223,000
                                                                 ------------


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

CONSUMER FINANCE--2.7%
  Capital One Bank 4.25%, 12/1/08 ...........  Baa     $  250    $    245,157
  Ford Motor Credit Co. 7.25%, 10/25/11 .....  A          250         261,073
  MBNA Corp. 4.625%, 9/15/08 ................  Baa        200         200,642
                                                                 ------------
                                                                      706,872
                                                                 ------------
DISTILLERS & VINTNERS--0.8%
  Constellation Brands, Inc. Series B 8%,
    2/15/08 .................................  Ba         200         216,000
                                                                 ------------
DIVERSIFIED BANKS--0.9%
  Wells Fargo & Co. 3.125%, 4/1/09 ..........  Aa         250         237,307
                                                                 ------------
DIVERSIFIED CHEMICALS--1.0%
  ISP Holdings, Inc. Series B 10.625%,
    12/15/09 ................................  B          225         248,625
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.0%
  International Lease Finance Corp. 4.50%,
    5/1/08 ..................................  A          250         254,094
                                                                 ------------
ELECTRIC UTILITIES--3.9%
  Commonwealth Edison Co. Series 102 4.74%,
    8/15/10 .................................  A          100         100,111
  Consumers Energy Co. Series H 4.80%,
    2/17/09 .................................  Baa        200         199,320
  Entergy Gulf States, Inc. 3.60%, 6/1/08 ...  Baa        200         192,972
  Pacific Gas & Electric Co. 1.81%, 4/3/06 (d) Baa        100         100,060
  PPL Capital Funding Trust I 144A 4.33%,
    3/1/09 (b) ..............................  Baa        250         241,999
  Public Service Co. of Colorado Series 14
    4.375%, 10/1/08 .........................  A          200         200,495
                                                                 ------------
                                                                    1,034,957
                                                                 ------------
ENVIRONMENTAL SERVICES--0.8%
  Allied Waste North America Series B 8.50%,
    12/1/08 .................................  Ba         200         219,750
                                                                 ------------
FOOD RETAIL--2.4%
  Albertson's, Inc. 6.95%, 8/1/09 ...........  Baa        250         273,064
  Delhaize America, Inc. 7.375%, 4/15/06 ....  Ba         100         105,877
  Safeway, Inc. 4.125%, 11/1/08 .............  Baa        250         244,710
                                                                 ------------
                                                                      623,651
                                                                 ------------
HEALTH CARE FACILITIES--1.2%
  Service Corp. International 7.20%, 6/1/06 .  B          300         314,250
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--1.0%
  Hilton Hotels Corp. 7.625%, 5/15/08 .......  Ba         250         269,375
                                                                 ------------
HOUSEWARES & SPECIALTIES--1.3%
  Newell Rubbermaid, Inc. 4%, 5/1/10 ........  Baa        350         332,238
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.6%
  AT&T Wireless Services, Inc. 7.875%,
    3/1/11 (f) ..............................  Baa        350         398,112
  Sprint Capital Corp. 6.375%, 5/1/09 .......  Baa        250         264,770
  Verizon Communications, Inc. 7.51%,
    4/1/09 ..................................  A          250         279,616
                                                                 ------------
                                                                      942,498
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.9%
  Credit Suisse First Boston USA, Inc. 4.625%,
    1/15/08 .................................  Aa         250         254,657
  Lehman Brothers Holdings, Inc. 4.375%,
    11/30/10 ................................  A          250         241,473
                                                                 ------------
                                                                      496,130
                                                                 ------------

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

IT CONSULTING & OTHER SERVICES--1.0%
  Unisys Corp. 6.875%, 3/15/10 ..............  Ba      $  250    $    258,750
                                                                 ------------
LIFE & HEALTH INSURANCE--0.9%
  MassMutual Global Funding II 144A 3.50%,
    3/15/10 (b) .............................  Aa         250         236,962
                                                                 ------------
MULTI-LINE INSURANCE--0.8%
  ASIF Global Financing XXIII 144A 3.90%,
    10/22/08 (b) ............................  Aaa        200         197,564
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
  Reliant Energy, Inc. 9.25%, 7/15/10 .......  B          250         268,125
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--1.0%
  Halliburton Co. 5.50%, 10/15/10 ...........  Baa        250         252,923
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
  Chesapeake Energy Corp. 6.875%, 1/15/16 ...  Ba         100          98,000
  Chesapeake Energy Corp. 144A 7.50%,
    6/15/14 (b) .............................  Ba          50          51,750
                                                                 ------------
                                                                      149,750
                                                                 ------------
PACKAGED FOODS & MEATS--0.4%
  Pilgrims Pride Corp. Escrow Corp. 9.25%,
    11/15/13 ................................  B          100         107,000
                                                                 ------------
PAPER PACKAGING--1.3%
  Jefferson Smurfit Corp. 8.25%, 10/1/12 ....  B          100         104,500
  Packaging Corp. of America 4.375%,
    8/1/08 ..................................  Ba         250         247,379
                                                                 ------------
                                                                      351,879
                                                                 ------------
PAPER PRODUCTS--1.0%
  Bowater, Inc. 4.52%, 3/15/10 (d) ..........  Ba         165         165,000
  Georgia-Pacific Corp. 7.375%, 7/15/08 .....  Ba         100         107,000
                                                                 ------------
                                                                      272,000
                                                                 ------------
PUBLISHING & PRINTING--0.4%
  Dex Media West LLC/Dex Media West Finance Co.
    Series B 8.50%, 8/15/10 .................  B          100         108,000
                                                                 ------------
REGIONAL BANKS--0.9%
  Popular North America, Inc. 3.875%,
    10/1/08 .................................  A          250         244,748
                                                                 ------------
SPECIALIZED FINANCE--0.9%
  CIT Group, Inc. 4.75%, 12/15/10 ...........  A          250         245,310
                                                                 ------------
SPECIALTY STORES--1.4%
  AutoNation, Inc. 9%, 8/1/08 ...............  Ba         200         227,000
  Hollywood Entertainment Corp. 9.625%,
    3/15/11 .................................  B          125         144,375
                                                                 ------------
                                                                      371,375
                                                                 ------------
TOBACCO--0.6%
  Altria Group, Inc. 5.625%, 11/4/08 ........  Baa        150         150,653
                                                                 ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $11,506,033) .............................      11,353,087
                                                                 ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--16.3%
  Bear Stearns Structured Products, Inc. 03-2,
    A P.O. 144A 0%, 6/25/29 (b) (e) .........  Baa         91          84,501
  Chase Mortgage Finance Corp. 04-S1,
    M 5.098%, 2/25/19 (d) ...................  AA(c)       98          95,631
  Citifinancial Mortgage Securities, Inc.
    04-1, AF2 2.645%, 4/25/34 (d) ...........  Aaa        250         240,932
  CS First Boston Mortgage Securities Corp.
    01-CK1, A2 6.25%, 12/16/35 ..............  Aaa        250         266,202
  CS First Boston Mortgage
    Securities Corp. 03-8, 3A24 5.50%,
    4/25/33 .................................  Aaa        290         292,336


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
  Deutsche Mortgage Securities, Inc. 04-1,
    3A3 3.69%, 12/25/33 .....................  Aaa     $  500    $    488,125
  DLJ Mortgage Acceptance Corp. 97-CF2,
    A2 6.84%, 10/15/30 ......................  Aa         250         269,297
  GMAC Mortgage Corp. Loan Trust 03-GH2,
    A2 3.69%, 7/25/20 .......................  Aaa        250         248,640
  Greenwich Capital Commercial Funding Corp.
    03-FL1, M 2.819%, 7/5/18 (d) ............  BBB-(c)    440         421,884
  Greenwich Capital Commercial Funding Corp.
    03-FL1, L 2.819%, 7/5/18 (d) ............  BBB(c)     250         245,156
  Lehman Brothers Floating Rate Commercial
    Mortgage Trust 02-LLFA, L 144A 2.611%,
    6/14/17 (b) (d) .........................  BBB-(c)    350         349,538
  Merrill Lynch Mortgage Investors, Inc.
    96-C1, C 7.42%, 4/25/28 .................  AA(c)      100         105,403
  Sail Net Interest Margin Notes 04-2A,
    A 5.50%, 3/27/34 ........................  BBB(c)     158         157,622
  Sasco Net Interest Margin Trust 03-25XS,
    A 144A 7.25%, 8/28/33 (b) ...............  A          119         119,281
  Sasco Net Interest Margin Trust 03-28XS,
    Note 144A 7.50%, 9/28/33 (b) ............  A           49          48,486
  Sharp SP I LLC Net Interest Margin Trust
    04-1N 7.50%, 12/25/33 ...................  Baa        176         176,429
  Sharp SP I LLC Net Interest Margin Trust
    04-FM1N, N 6.16%, 9/25/33 ...............  BBB-(c)    166         166,295
  Starwood Commercial Mortgage Trust
    99-C1A, A1 6.60%, 2/3/14 ................  Aaa        277         295,321
  Structured Asset Securities Corp. Net
    Interest Margin Trust  03-18XS, A 144A
    7.50%, 5/28/33 (b) ......................  A           87          86,271
  Structured Asset Securities Corp. Net
    Interest Margin Trust 03-36XS 144A 7.50%,
    11/25/33 (b) ............................  A          124         123,227
                                                                 ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $4,340,988) ..............................       4,280,577
                                                                 ------------
FOREIGN GOVERNMENT SECURITIES--10.8%
BRAZIL--1.8%
  Federative Republic of Brazil 8%, 4/15/14 .  B          528         483,878
                                                                 ------------
BULGARIA--0.7%
  Republic of Bulgaria Series IAB PDI 2%,
    7/28/11 (d) .............................  Ba         188         187,765
                                                                 ------------
CHILE--1.0%
  Republic of Chile 1.57%, 1/28/08 (d) ......  Baa        250         252,500
                                                                 ------------
COLOMBIA--0.9%
  Republic of Colombia 11.375%, 1/31/08 .....  Ba         100(g)      137,253
  Republic of Colombia 8.625%, 4/1/08 .......  Ba         100         106,750
                                                                 ------------
                                                                      244,003
                                                                 ------------
LITHUANIA--0.8%
  Republic of Lithuania 6.625%, 2/20/08 .....  A          150(g)      201,658
                                                                 ------------
MEXICO--1.7%
  United Mexican States 4.625%, 10/8/08 .....  Baa        200         197,200
  United Mexican States 1.84%, 1/13/09 (d) ..  Baa        250         254,125
                                                                 ------------
                                                                      451,325
                                                                 ------------
PHILIPPINES--0.8%
  Republic of Philippines 8.375%, 2/15/11 ...  Ba         200         198,500
                                                                 ------------
RUSSIA--1.4%
  Ministry Finance of Russia Series V 3%,
    5/14/08 .................................  Ba         100          87,750
  Russian Federation RegS 8.25%, 3/31/10 ....  Baa        250         269,375
                                                                 ------------
                                                                      357,125
                                                                 ------------

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

SLOVAKIA--0.8%
  Slovak Republic 7.375%, 4/14/10 ...........  A          150(g) $    214,578
                                                                 ------------
TURKEY--0.4%
  Republic of Turkey 10.50%, 1/13/08 ........  B       $  100         108,250
                                                                 ------------
VENEZUELA--0.5%
  Republic of Venezuela 5.375%, 8/7/10 ......  Caa        150         119,837
                                                                 ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $2,780,996) ..............................       2,819,419
                                                                 ------------
FOREIGN CORPORATE BONDS(h)--13.2%
AUSTRALIA--0.8%
  Commonwealth Bank Series TCD 6.75%,
    12/1/07 .................................  Aaa        300(i)      215,508
                                                                 ------------
BERMUDA--0.8%
  Oil Insurance Ltd. 144A 5.15%,
    8/15/33 (b) (d) .........................  A          200         200,289
                                                                 ------------
BRAZIL--0.4%
  Petrobras International Finance Co. 9.125%,
    7/2/13 ..................................  Ba         100         101,875
                                                                 ------------
CANADA--0.4%
  Thomson Corp. (The) 4.25%, 8/15/09 ........  A          100          98,691
                                                                 ------------
FRANCE--1.1%
  France Telecom 8.75%, 3/1/11 ..............  Baa        250         289,705
                                                                 ------------
GERMANY--2.2%
  Deutsche Telekom International Finance BV
    3.875%, 7/22/08 .........................  Baa        350         344,411
  European Investment Bank 6%, 7/15/05 ......  Aaa        350(i)      245,408
                                                                 ------------
                                                                      589,819
                                                                 ------------
HONG KONG--0.9%
  Hutchison Whampoa International Ltd. 144A
    5.45%, 11/24/10 (b) .....................  A          250         245,383
                                                                 ------------
ITALY--0.9%
  Telecom Italia Capital SA 144A 4%,
    11/15/08 (b) ............................  Baa        250         245,586
                                                                 ------------
KAZAKHSTAN--1.1%
  Kazkommerts International BV 144A 10.125%,
    5/8/07 (b) ..............................  Baa        250         276,250
                                                                 ------------
MALAYSIA--0.8%
  Malaysia International Shipping Corp. Ltd
    144A 5%, 7/1/09 (b) (j) .................  Baa        200         200,532
                                                                 ------------
MEXICO--0.9%
  America Movil SA de CV 144A 4.125%,
    3/1/09 (b) ..............................  Baa        250         234,807
                                                                 ------------


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------

QATAR--0.9%
  Ras Laffan Liquefied Natural Gas Co. Ltd.
    144A 3.437%, 9/15/09 (b) ................  Baa     $  250     $   244,250
                                                                  -----------
SOUTH KOREA--0.9%
  Korea Development Bank 3.875%, 3/2/09 .....  A          250         239,345
                                                                  -----------
UNITED KINGDOM--1.1%
  British Telecommunications plc 8.375%,
    12/15/10 ................................  Baa        250         291,954
                                                                  -----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $3,561,557) ..............................       3,473,994
                                                                  -----------
TOTAL INVESTMENTS--98.2%
  (Identified cost $26,151,910) .............................      25,753,686(a)
  Other assets and liabilities, net--1.8% ...................         482,446
                                                                  -----------
NET ASSETS--100.0% ..........................................     $26,236,132
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $199,263 and gross depreciation of $604,054 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $26,158,477.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to a value of $3,186,676 or 12.0% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) All  or  a  portion   segregated  as  collateral  for  a  delayed   delivery
    transaction.
(g) Par value represents Euro.
(h) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(i) Par value represents Australian Dollar.
(j) Delayed delivery security.

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $26,151,910) .........................   $25,753,686
Cash .................................................................................     1,044,688
Receivables
  Interest ...........................................................................       281,586
  Fund shares sold ...................................................................        83,067
  Investment securities sold .........................................................         4,038
Prepaid expenses .....................................................................            11
                                                                                         -----------
    Total assets .....................................................................    27,167,076
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ....................................................       871,462
  Fund shares repurchased ............................................................         1,333
  Financial agent fee ................................................................         4,382
  Administration fee .................................................................         1,696
  Trustees' fee ......................................................................         1,039
  Investment advisory fee ............................................................           968
Accrued expenses .....................................................................        50,064
                                                                                         -----------
    Total liabilities ................................................................       930,944
                                                                                         -----------
NET ASSETS ...........................................................................   $26,236,132
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $26,758,467
  Undistributed net investment income ................................................       111,584
  Accumulated net realized loss ......................................................      (235,328)
  Net unrealized depreciation ........................................................      (398,591)
                                                                                         -----------
NET ASSETS ...........................................................................   $26,236,132
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     2,657,875
                                                                                         ===========
Net asset value and offering price per share .........................................         $9.87
                                                                                               =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Interest ...........................................................................   $ 692,717
                                                                                         ---------
    Total investment income ..........................................................     692,717
                                                                                         ---------
EXPENSES
  Investment advisory fee ............................................................      67,957
  Financial agent fee ................................................................      24,650
  Administration fee .................................................................      10,873
  Printing ...........................................................................      17,722
  Professional .......................................................................      11,321
  Custodian ..........................................................................       8,887
  Trustees ...........................................................................       3,241
  Miscellaneous ......................................................................       6,279
                                                                                         ---------
    Total expenses ...................................................................     150,930
    Less expenses borne by investment adviser ........................................    (113,146)
    Custodian fees paid indirectly ...................................................          (2)
                                                                                         ---------
    Net expenses .....................................................................      37,782
                                                                                         ---------
NET INVESTMENT INCOME ................................................................     654,935
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ...................................................    (201,176)
  Net realized loss on foreign currency transactions .................................      (3,057)
  Net change in unrealized appreciation (depreciation) on investments ................    (609,802)
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency translation .....................................................        (367)
                                                                                         ---------
NET LOSS ON INVESTMENTS ..............................................................    (814,402)
                                                                                         ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $(159,467)
                                                                                         =========

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                               ENDED       FROM INCEPTION
                                                                                              6/30/04         6/2/03 TO
                                                                                            (UNAUDITED)       12/31/03
                                                                                           ------------    --------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    654,935     $   430,524
  Net realized gain (loss) .............................................................       (204,233)        (35,436)
  Net change in unrealized appreciation (depreciation) .................................       (610,169)        211,578
                                                                                           ------------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       (159,467)        606,666
                                                                                           ------------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................       (539,959)       (434,567)
                                                                                           ------------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................       (539,959)       (434,567)
                                                                                           ------------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,580,624 and 2,295,193 shares, respectively) .........     26,027,833      22,896,056
  Net asset value of shares issued from reinvestment of distributions (53,995 and
    43,418 shares, respectively) .......................................................        539,959         434,567
  Cost of shares repurchased (2,100,653 and 214,702 shares, respectively) ..............    (20,980,270)     (2,154,686)
                                                                                           ------------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................      5,587,522      21,175,937
                                                                                           ------------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................      4,888,096      21,348,036
NET ASSETS
  Beginning of period ..................................................................     21,348,036              --
                                                                                           ------------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS
    IN EXCESS OF NET INVESTMENT INCOME OF $111,584 AND ($3,392), RESPECTIVELY) .........   $ 26,236,132     $21,348,036
                                                                                           ============     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                         SIX MONTHS
                                                            ENDED         FROM INCEPTION
                                                           6/30/04           6/2/03 TO
                                                         (UNAUDITED)         12/31/03
                                                         -----------      --------------
Net asset value, beginning of period .................      $10.05            $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................        0.24              0.24
  Net realized and unrealized gain (loss) ............       (0.23)             0.05
                                                            ------            ------
    TOTAL FROM INVESTMENT OPERATIONS .................        0.01              0.29
                                                            ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............       (0.19)            (0.24)
                                                            ------            ------
    TOTAL DISTRIBUTIONS ..............................       (0.19)            (0.24)
                                                            ------            ------
CHANGE IN NET ASSET VALUE ............................       (0.18)             0.05
                                                            ------            ------
NET ASSET VALUE, END OF PERIOD .......................      $ 9.87            $10.05
                                                            ======            ======
Total return .........................................        0.08%(4)          2.96%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..............     $26,236           $21,348
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) .............................        0.28%(2)(3)       0.20%(2)(3)
  Net investment income ..............................        4.82%(3)          4.90%(3)
Portfolio turnover ...................................          53%(4)            50%(4)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.11% and 1.54% for the periods ended June 30, 2004 and December 31, 2003, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                      ------     -----------

DOMESTIC COMMON STOCKS--98.5%
ASSET MANAGEMENT & CUSTODY BANKS--2.0%
  State Street Corp. .............................     7,790     $   382,022
                                                                 -----------
COMPUTER HARDWARE--1.6%
  International Business Machines Corp. ..........     3,380         297,947
                                                                 -----------
CONSUMER FINANCE--1.4%
  American Express Co. ...........................     5,115         262,809
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--3.5%
  Automatic Data Processing, Inc. ................    15,720         658,354
                                                                 -----------
DIVERSIFIED BANKS--3.7%
  Wells Fargo & Co. ..............................    11,955         684,185
                                                                 -----------
DIVERSIFIED CHEMICALS--2.5%
  Du Pont (E.I.) de Nemours & Co. ................    10,725         476,404
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--2.2%
  Cintas Corp. ...................................     8,800         419,496
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--3.4%
  Emerson Electric Co. ...........................     9,900         629,145
                                                                 -----------
HOME FURNISHINGS--2.4%
  Leggett & Platt, Inc. ..........................    17,000         454,070
                                                                 -----------
HOME IMPROVEMENT RETAIL--3.9%
  Home Depot, Inc. (The) .........................    21,010         739,552
                                                                 -----------
HOUSEHOLD PRODUCTS--3.8%
  Procter & Gamble Co. (The) .....................    13,060         710,986
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--2.6%
  Wal-Mart Stores, Inc. ..........................     9,090         479,588
                                                                 -----------
INDUSTRIAL CONGLOMERATES--4.9%
  General Electric Co. ...........................    28,295         916,758
                                                                 -----------
INDUSTRIAL GASES--1.1%
  Air Products and Chemicals, Inc. ...............     3,885         203,768
                                                                 -----------
INDUSTRIAL MACHINERY--1.5%
  Illinois Tool Works, Inc. ......................     2,935         281,437
                                                                 -----------
INSURANCE BROKERS--2.4%
  Marsh & McLennan Cos., Inc. ....................     9,875         448,127
                                                                 -----------
INTEGRATED OIL & GAS--5.2%
  ConocoPhillips .................................     3,000         228,870
  Exxon Mobil Corp. ..............................    16,875         749,419
                                                                 -----------
                                                                     978,289
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--2.5%
  SBC Communications, Inc. .......................    18,900         458,325
                                                                 -----------
MOTORCYCLE MANUFACTURERS--3.6%
  Harley-Davidson, Inc. ..........................    11,000         681,340
                                                                 -----------
MULTI-LINE INSURANCE--2.7%
  American International Group, Inc. .............     7,155         510,008
                                                                 -----------
OFFICE SERVICES & SUPPLIES--2.1%
  Avery Dennison Corp. ...........................     6,100         390,461
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.4%
  Citigroup, Inc. ................................    13,865         644,723
                                                                 -----------


                                                      SHARES        VALUE
                                                      ------     -----------

PACKAGED FOODS & MEATS--3.1%
  Sara Lee Corp. .................................    16,300     $   374,737
  Wrigley (Wm.) Jr. Co. ..........................     3,255         205,228
                                                                 -----------
                                                                     579,965
                                                                 -----------
PHARMACEUTICALS--13.5%
  Johnson & Johnson ..............................    13,260         738,582
  Lilly (Eli) & Co. ..............................     5,700         398,487
  Merck & Co., Inc. ..............................    13,200         627,000
  Pfizer, Inc. ...................................    22,515         771,814
                                                                 -----------
                                                                   2,535,883
                                                                 -----------
REGIONAL BANKS--4.8%
  Fifth Third Bancorp ............................     9,875         531,078
  Synovus Financial Corp. ........................    14,700         372,204
                                                                 -----------
                                                                     903,282
                                                                 -----------
SEMICONDUCTORS--6.2%
  Intel Corp. ....................................    14,700         405,720
  Linear Technology Corp. ........................    19,151         755,890
                                                                 -----------
                                                                   1,161,610
                                                                 -----------
SOFT DRINKS--4.4%
  Coca-Cola Co. (The) ............................     9,025         455,582
  PepsiCo, Inc. ..................................     6,980         376,082
                                                                 -----------
                                                                     831,664
                                                                 -----------
SYSTEMS SOFTWARE--4.1%
  Microsoft Corp. ................................    26,568         758,782
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $16,760,580) ............................      18,478,980
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--98.5%
  (Identified cost $16,760,580) ............................      18,478,980
                                                                 -----------

                                            STANDARD   PAR
                                            & POOR'S  VALUE
                                             RATING   (000)
                                            --------  -----
SHORT-TERM OBLIGATIONS--1.7%
COMMERCIAL PAPER--1.7%
  UBS Americas, Inc. 1.42%, 7/1/04 ..........  A-1+   $  329         329,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $329,000) ...............................         329,000
                                                                 -----------
TOTAL INVESTMENTS--100.2%
  (Identified cost $17,089,580) ............................      18,807,980(a)
  Other assets and liabilities, net--(0.2)% ................         (42,828)
                                                                 -----------
NET ASSETS--100.0% .........................................     $18,765,152
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,831,362 and gross depreciation of $126,393 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $17,103,011.

                        See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $17,089,580) .........................   $18,807,980
Cash .................................................................................         1,825
Receivables
  Dividends and interest .............................................................        29,030
  Fund shares sold ...................................................................         1,149
Prepaid expenses .....................................................................             7
                                                                                         -----------
    Total assets .....................................................................    18,839,991
                                                                                         -----------
LIABILITIES
Payables
  Fund shares repurchased ............................................................        20,873
  Professional fee ...................................................................        22,648
  Printing fee .......................................................................        21,256
  Financial agent fee ................................................................         3,756
  Investment advisory fee ............................................................         1,612
  Administration fee .................................................................         1,207
  Trustees' fee ......................................................................         1,038
Accrued expenses .....................................................................         2,449
                                                                                         -----------
    Total liabilities ................................................................        74,839
                                                                                         -----------
NET ASSETS ...........................................................................   $18,765,152
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $16,844,141
  Undistributed net investment income ................................................        48,030
  Accumulated net realized gain ......................................................       154,581
  Net unrealized appreciation ........................................................     1,718,400
                                                                                         -----------
NET ASSETS ...........................................................................   $18,765,152
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     1,587,078
                                                                                         ===========
Net asset value and offering price per share .........................................        $11.82
                                                                                              ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $148,385
  Interest ...........................................................................      1,815
                                                                                         --------
    Total investment income ..........................................................    150,200
                                                                                         --------
EXPENSES
  Investment advisory fee ............................................................     58,103
  Financial agent fee ................................................................     21,052
  Administration fee .................................................................      6,640
  Professional .......................................................................     16,066
  Printing ...........................................................................     12,018
  Custodian ..........................................................................      3,799
  Trustees ...........................................................................      3,241
  Miscellaneous ......................................................................        930
                                                                                         --------
    Total expenses ...................................................................    121,849
    Less expenses borne by investment adviser ........................................    (51,296)
                                                                                         --------
    Net expenses .....................................................................     70,553
                                                                                         --------
NET INVESTMENT INCOME ................................................................     79,647
                                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................    168,012
  Net change in unrealized appreciation (depreciation) on investments ................    451,697
                                                                                         --------
NET GAIN ON INVESTMENTS ..............................................................    619,709
                                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $699,356
                                                                                         ========

                        See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                              6/30/04       YEAR ENDED
                                                                                            (UNAUDITED)      12/31/03
                                                                                           -------------    -----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    79,647     $    69,886
  Net realized gain (loss) .............................................................       168,012          87,174
  Net change in unrealized appreciation (depreciation) .................................       451,697       1,297,287
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       699,356       1,454,347
                                                                                           -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................       (31,617)        (69,267)
  Net realized short-term gains ........................................................            --         (80,708)
  Net realized long-term gains .........................................................            --          (4,744)
                                                                                           -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................       (31,617)       (154,719)
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (526,897 and 1,189,552 shares, respectively) ...........     6,104,791      12,382,492
  Net asset value of shares issued from reinvestment of distributions
    (2,687 and 13,681 shares, respectively) ............................................        31,617         154,719
  Cost of shares repurchased (157,194 and 159,198 shares, respectively) ................    (1,821,938)     (1,698,454)
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     4,314,470      10,838,757
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     4,982,209      12,138,385
NET ASSETS
  Beginning of period ..................................................................    13,782,943       1,644,558
                                                                                           -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $48,030
    AND $0, RESPECTIVELY) ..............................................................   $18,765,152     $13,782,943
                                                                                           ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                          SIX MONTHS
                                                             ENDED                       FROM INCEPTION
                                                            6/30/04        YEAR ENDED      8/12/02 TO
                                                          (UNAUDITED)       12/31/03        12/31/02
                                                          -----------      ----------    --------------
Net asset value, beginning of period .................       $11.35          $ 9.64           $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................         0.05            0.06             0.02
  Net realized and unrealized gain (loss) ............         0.44            1.78            (0.36)
                                                             ------          ------           ------
    TOTAL FROM INVESTMENT OPERATIONS .................         0.49            1.84            (0.34)
                                                             ------          ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............        (0.02)          (0.06)           (0.02)
  Distributions from net realized gains ..............           --           (0.07)              --
                                                             ------          ------           ------
    TOTAL DISTRIBUTIONS ..............................        (0.02)          (0.13)           (0.02)
                                                             ------          ------           ------
CHANGE IN NET ASSET VALUE ............................         0.47            1.71            (0.36)
                                                             ------          ------           ------
NET ASSET VALUE, END OF PERIOD .......................       $11.82          $11.35           $ 9.64
                                                             ======          ======           ======
Total return .........................................         4.38%(3)       19.10%           (3.45)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..............      $18,765         $13,783           $1,645
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..............................         0.85%(2)        0.85%(4)         0.85%(2)(4)
  Net investment income ..............................         0.96%(2)        0.97%            0.76%(2)
Portfolio turnover ...................................           10%(3)          18%              16%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.47%, 2.37% and 14.32% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                     -------     ----------

DOMESTIC COMMON STOCKS--83.3%
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
  Cherokee, Inc. .................................     2,300     $   57,707
                                                                 ----------
APPLICATION SOFTWARE--2.6%
  Reynolds & Reynolds Co. (The) Class A ..........     6,875        159,019
                                                                 ----------
ASSET MANAGEMENT & CUSTODY BANKS--6.7%
  American Capital Strategies Ltd. ...............     8,650        242,373
  MCG Capital Corp. ..............................    10,615        163,259
                                                                 ----------
                                                                    405,632
                                                                 ----------
COMMUNICATIONS EQUIPMENT--7.8%
  Black Box Corp. ................................     4,175        197,311
  Inter-Tel, Inc. ................................    11,060        276,168
                                                                 ----------
                                                                    473,479
                                                                 ----------
DIVERSIFIED COMMERCIAL SERVICES--6.6%
  ABM Industries, Inc. ...........................    11,535        224,586
  Equifax, Inc. ..................................     7,045        174,364
                                                                 ----------
                                                                    398,950
                                                                 ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
  Landauer, Inc. .................................     1,270         56,718
                                                                 ----------
HEALTH CARE EQUIPMENT--11.7%
  Diagnostic Products Corp. ......................     6,225        273,526
  Matthews International Corp. Class A ...........     8,600        283,284
  Young Innovations, Inc. ........................     6,120        155,448
                                                                 ----------
                                                                    712,258
                                                                 ----------
INDUSTRIAL CONGLOMERATES--4.0%
  Teleflex, Inc. .................................     4,820        241,723
                                                                 ----------
INDUSTRIAL MACHINERY--8.6%
  CLARCOR, Inc. ..................................     6,000        274,800
  Lincoln Electric Holdings, Inc. ................     7,295        248,686
                                                                 ----------
                                                                    523,486
                                                                 ----------
INTERNET SOFTWARE & SERVICES--2.2%
  Computer Service, Inc. .........................     3,500        133,000
                                                                 ----------
OIL & GAS EQUIPMENT & SERVICES--4.0%
  CARBO Ceramics, Inc. ...........................     3,575        243,994
                                                                 ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.5%
  World Fuel Services Corp. ......................     6,035        272,058
                                                                 ----------
REGIONAL BANKS--12.5%
  Cathay General Bancorp .........................     3,850        256,795
  National Commerce Financial Corp. ..............     7,435        241,637
  Park National Corp. ............................     2,050        261,806
                                                                 ----------
                                                                    760,238
                                                                 ----------
SPECIALTY CHEMICALS--3.1%
  Balchem Corp. ..................................     6,870        188,925
                                                                 ----------
THRIFTS & MORTGAGE FINANCE--2.5%
  Washington Federal, Inc. .......................     6,382        153,168
                                                                 ----------


                                                     SHARES         VALUE
                                                     -------     ----------

TRUCKING--4.7%
  Landstar System, Inc. (b) ......................     5,390     $  284,969
                                                                 ----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $4,187,677) .............................      5,065,324
                                                                 ----------
FOREIGN COMMON STOCKS(c)--8.6%
ASSET MANAGEMENT & CUSTODY BANKS--3.3%
  Stewart (W.P.) & Co. Ltd. (Bermuda) ............     9,850        201,827
                                                                 ----------
WATER UTILITIES--5.3%
  Consolidated Water Co. Ltd. (Cayman Islands) ...    12,270        319,265
                                                                 ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $391,933) ...............................        521,092
                                                                 ----------
TOTAL LONG TERM INVESTMENTS--91.9%
  (Identified cost $4,579,610) .............................      5,586,416
                                                                 ----------
SHORT-TERM OBLIGATIONS--3.3%
MONEY MARKET MUTUAL FUNDS--3.3%
  SSgA Money Market Fund (0.77% seven day
    effective yield) .............................   200,000        200,000
                                                                 ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $200,000) ...............................        200,000
                                                                 ----------
TOTAL INVESTMENTS--95.2%
  (Identified cost $4,779,610) .............................      5,786,416(a)
  Other assets and liabilities, net--4.8% ..................        292,883
                                                                 ----------
NET ASSETS--100.0% .........................................     $6,079,299
                                                                 ==========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,046,353 and gross depreciation of $46,825 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $4,786,888.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $4,779,610) ..........................   $5,786,416
Cash .................................................................................      114,000
Receivables
  Fund shares sold ...................................................................      229,659
  Dividends and interest .............................................................       14,542
  Receivable from adviser ............................................................        4,790
Prepaid expenses .....................................................................            2
                                                                                         ----------
    Total assets .....................................................................    6,149,409
                                                                                         ----------
LIABILITIES
Payables
  Fund shares repurchased ............................................................       19,085
  Printing fee .......................................................................       21,441
  Professional fee ...................................................................       21,257
  Financial agent fee ................................................................        3,102
  Trustees' fee ......................................................................        1,039
  Administration fee .................................................................          368
Accrued expenses .....................................................................        3,818
                                                                                         ----------
    Total liabilities ................................................................       70,110
                                                                                         ----------
NET ASSETS ...........................................................................   $6,079,299
                                                                                         ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $5,041,660
  Undistributed net investment income ................................................       26,540
  Accumulated net realized gain ......................................................        4,293
  Net unrealized appreciation ........................................................    1,006,806
                                                                                         ----------
NET ASSETS ...........................................................................   $6,079,299
                                                                                         ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....      467,683
                                                                                         ==========
Net asset value and offering price per share .........................................       $13.00
                                                                                             ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $ 51,307
  Interest ...........................................................................        487
                                                                                         --------
    Total investment income ..........................................................     51,794
                                                                                         --------
EXPENSES
  Investment advisory fee ............................................................     23,267
  Financial agent fee ................................................................     17,422
  Administration fee .................................................................      2,068
  Professional .......................................................................     16,066
  Printing ...........................................................................     11,346
  Custodian ..........................................................................      3,958
  Trustees ...........................................................................      3,241
  Miscellaneous ......................................................................        952
                                                                                         --------
    Total expenses ...................................................................     78,320
    Less expenses borne by investment adviser ........................................    (51,176)
                                                                                         --------
    Net expenses .....................................................................     27,144
                                                                                         --------
NET INVESTMENT INCOME ................................................................     24,650
                                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................     19,866
  Net change in unrealized appreciation (depreciation) on investments ................    420,414
                                                                                         --------
NET GAIN ON INVESTMENTS ..............................................................    440,280
                                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $464,930
                                                                                         ========

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04       YEAR ENDED
                                                                                           (UNAUDITED)      12/31/03
                                                                                           -----------     ----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    24,650     $   32,362
  Net realized gain (loss) .............................................................        19,866          2,481
  Net change in unrealized appreciation (depreciation) .................................       420,414        582,240
                                                                                           -----------     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       464,930        617,083
                                                                                           -----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................            --        (30,472)
  Net realized short-term gains ........................................................       (17,977)        (2,543)
                                                                                           -----------     ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................       (17,977)       (33,015)
                                                                                           -----------     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (149,989 and 362,566 shares, respectively) .............     1,881,944      3,841,506
  Net asset value of shares issued from reinvestment of distributions
    (1,394 and 2,787 shares, respectively) .............................................        17,977         33,015
  Cost of shares repurchased (86,549 and 49,498 shares, respectively) ..................    (1,068,583)      (526,419)
                                                                                           -----------     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................       831,338      3,348,102
                                                                                           -----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     1,278,291      3,932,170
NET ASSETS
  Beginning of period ..................................................................     4,801,008        868,838
                                                                                           -----------     ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
   $26,540 AND $1,890, RESPECTIVELY) ...................................................   $ 6,079,299     $4,801,008
                                                                                           ===========     ==========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                     SIX MONTHS
                                                        ENDED                          FROM INCEPTION
                                                       6/30/04          YEAR ENDED       8/12/02 TO
                                                     (UNAUDITED)         12/31/03         12/31/02
                                                      ----------        ----------     --------------
Net asset value, beginning of period .............      $11.92            $ 9.99            $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................        0.06              0.09              0.07
  Net realized and unrealized gain (loss) ........        1.06              1.94              0.03
                                                        ------            ------            ------
    TOTAL FROM INVESTMENT OPERATIONS .............        1.12              2.03              0.10
                                                        ------            ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...........          --             (0.09)            (0.07)
  Distributions from net realized gains ..........       (0.04)            (0.01)            (0.04)
                                                        ------            ------            ------
    TOTAL DISTRIBUTIONS ..........................       (0.04)            (0.10)            (0.11)
                                                        ------            ------            ------
CHANGE IN NET ASSET VALUE ........................        1.08              1.93             (0.01)
                                                        ------            ------            ------
NET ASSET VALUE, END OF PERIOD ...................      $13.00            $11.92            $ 9.99
                                                        ======            ======            ======
Total return .....................................        9.47%(3)         20.28%             1.01%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........      $6,079            $4,801              $869
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..........................        1.05%(2)          1.05%(4)          1.05%(2)(4)
  Net investment income ..........................        0.95%(2)          1.37%             2.33%(2)
Portfolio turnover ...............................           8%(3)            42%                4%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.03%, 5.73% and 22.60% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                     -------     ----------

FOREIGN  COMMON STOCKS(c)--94.6%
DENMARK--2.0%
  Danske Bank A/S ADR (Diversified Banks) ........    41,200     $   976,176
                                                                 -----------
FINLAND--4.1%
  Nokia Oyj ADR (Communications Equipment) .......   137,000       1,991,980
                                                                 -----------
FRANCE--9.9%
  Aventis SA ADR (Pharmaceuticals) ...............    12,800         973,696
  Axa ADR (Multi-line Insurance) .................    45,000         996,300
  Societe Generale  ADR (Diversified Banks) ......    85,000       1,444,711
  Total SA ADR (Integrated Oil & Gas) ............    14,800       1,421,984
                                                                 -----------
                                                                   4,836,691
                                                                 -----------
GERMANY--4.2%
  Schering AG ADR (Pharmaceuticals) ..............    18,000       1,065,780
  Siemens AG ADR (Industrial Conglomerates) ......    13,700         993,524
                                                                 -----------
                                                                   2,059,304
                                                                 -----------
IRELAND--3.1%
  Allied Irish Banks plc ADR (Diversified Banks) .    48,100       1,490,619
                                                                 -----------
ITALY--5.0%
  ENI SpA ADR (Integrated Oil & Gas) .............    14,200       1,424,828
  Sanpaolo IMI SpA ADR (Diversified Banks) .......    41,900       1,021,103
                                                                 -----------
                                                                   2,445,931
                                                                 -----------
JAPAN--9.0%
  CANON, Inc. ADR (Office Electronics) ...........    27,710       1,479,714
  Kao Corp. (Household Products) .................     6,100       1,470,284
  Nomura Holdings, Inc. ADR (Investment Banking
    & Brokerage) .................................    97,300       1,454,635
                                                                 -----------
                                                                   4,404,633
                                                                 -----------
NETHERLANDS--6.9%
  Heinekin NV ADR (Brewers) ......................    58,400       1,919,123
  Royal Dutch Petroleum Co. NY Registered Shares
    (Integrated Oil & Gas) .......................    28,200       1,457,094
                                                                 -----------
                                                                   3,376,217
                                                                 -----------
SWITZERLAND--18.7%
  Compagnie Financiere Richemont AG ADR
    (Housewares & Specialties) ...................    36,500         953,011
  Credit Suisse Group ADR (Diversified Capital
    Markets) (b) .................................    41,500       1,486,115
  Nestle SA ADR (Packaged Foods & Meats) .........    21,600       1,440,115
  Novartis AG ADR (Pharmaceuticals) ..............    32,000       1,424,000
  Roche Holding AG ADR (Pharmaceuticals) .........     9,500         940,594
  Swiss Re ADR (Reinsurance) .....................    15,000         974,330
  UBS AG (Diversified Capital Markets) ...........    27,100       1,925,726
                                                                 -----------
                                                                   9,143,891
                                                                 -----------


                                                     SHARES         VALUE
                                                     -------     ----------

UNITED KINGDOM--31.7%
  Barclays plc ADR (Diversified Banks) ...........    55,000     $ 1,917,300
  BP plc ADR (Integrated Oil & Gas) ..............    26,700       1,430,319
  Cadbury Schweppes plc ADR (Packaged Foods
    & Meats) .....................................    56,200       1,971,496
  Diageo plc ADR (Distillers & Vintners) .........    26,600       1,456,350
  GlaxoSmithKline plc ADR (Pharmaceuticals) ......    45,800       1,898,868
  HSBC Holdings plc ADR (Diversified Banks) ......    26,200       1,962,642
  Tesco plc ADR (Food Retail) ....................    66,800         967,618
  Unilever plc ADR (Packaged Foods & Meats) ......    49,300       1,960,661
  Vodafone Group plc ADR (Wireless Telecommunication
    Services) ....................................    87,000       1,922,700
                                                                 -----------
                                                                  15,487,954
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $41,700,069) ............................      46,213,396
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--94.6%
  (Identified cost $41,700,069) ............................      46,213,396
                                                                 -----------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                     -------
SHORT-TERM OBLIGATIONS--5.0%
U.S. TREASURY BILLS--5.0%
  U.S. Treasury Bill 0.935%, 7/22/04 .............   $ 1,269       1,268,308
  U.S. Treasury Bill 0.94%, 7/22/04 ..............        55          54,970
  U.S. Treasury Bill 0.953%, 7/22/04 .............       170         169,905
  U.S. Treasury Bill 0.99%, 7/22/04 ..............       145         144,916
  U.S. Treasury Bill 1.035%, 7/22/04 .............        95          94,943
  U.S. Treasury Bill 1.04%, 7/22/04 ..............       360         359,782
  U.S. Treasury Bill 1.045%, 7/22/04 .............       100          99,939
  U.S. Treasury Bill 1.06%, 7/22/04 ..............       105         104,935
  U.S. Treasury Bill 1.065%, 7/22/04 .............        60          59,963
  U.S. Treasury Bill 1.07%, 7/22/04 ..............       115         114,928
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,472,589) .............................       2,472,589
                                                                 -----------
TOTAL INVESTMENTS--99.6%
  (Identified cost $44,172,658) ............................      48,685,985(a)
  Other assets and liabilities, net--0.4% ..................         183,035
                                                                 -----------
NET ASSETS--100.0% .........................................     $48,869,020
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,797,346 and gross depreciation of $371,120 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $44,259,759.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Brewers .............................................................      4.2%
Communications Equipment ............................................      4.3
Distillers & Vintners ...............................................      3.1
Diversified Banks ...................................................     19.1
Diversified Capital Markets .........................................      7.4
Food Retail .........................................................      2.1
Household Products ..................................................      3.2
Housewares & Specialties ............................................      2.1
Industrial Conglomerates ............................................      2.1
Integrated Oil & Gas ................................................     12.4
Investment Banking & Brokerage ......................................      3.1
Multi-line Insurance ................................................      2.2
Office Electronics ..................................................      3.2
Packaged Foods & Meats ..............................................     11.6
Pharmaceuticals .....................................................     13.6
Reinsurance .........................................................      2.1
Wireless Telecommunication Services .................................      4.2
                                                                         -----
                                                                         100.0%
                                                                         =====

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $44,172,658) ...................     $48,685,985
Cash ...........................................................................          45,275
Receivables
  Dividends ....................................................................         157,659
  Fund shares sold .............................................................         113,078
  Tax reclaims .................................................................          23,607
Prepaid expenses ...............................................................              11
                                                                                     -----------
    Total assets ...............................................................      49,025,615
                                                                                     -----------
LIABILITIES
Payables
  Investment securities purchased ..............................................          42,984
  Fund shares repurchased ......................................................          27,010
  Printing fee .................................................................          25,895
  Investment advisory fee ......................................................          25,498
  Professional fee .............................................................          22,262
  Financial agent fee ..........................................................           5,165
  Trustees' fee ................................................................           2,003
  Administration fee ...........................................................           3,133
Accrued expenses ...............................................................           2,645
                                                                                     -----------
    Total liabilities ..........................................................         156,595
                                                                                     -----------
NET ASSETS .....................................................................     $48,869,020
                                                                                     ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................     $44,101,298
  Undistributed net investment income ..........................................         227,156
  Accumulated net realized gain ................................................          27,239
  Net unrealized appreciation ..................................................       4,513,327
                                                                                     -----------
NET ASSETS .....................................................................     $48,869,020
                                                                                     ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization       3,910,565
                                                                                     ===========
Net asset value and offering price per share ...................................          $12.50
                                                                                          ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $ 793,016
  Interest ...........................................................................      12,436
  Foreign taxes withheld .............................................................     (95,366)
                                                                                         ---------
    Total investment income ..........................................................     710,086
                                                                                         ---------
EXPENSES
  Investment advisory fee ............................................................     180,967
  Financial agent fee ................................................................      28,562
  Administration fee .................................................................      16,086
  Professional .......................................................................      20,167
  Printing ...........................................................................      14,329
  Custodian ..........................................................................       5,689
  Trustees ...........................................................................       4,205
  Miscellaneous ......................................................................       1,166
                                                                                         ---------
    Total expenses ...................................................................     271,171
    Less expenses borne by investment adviser ........................................     (60,043)
                                                                                         ---------
    Net expenses .....................................................................     211,128
                                                                                         ---------
NET INVESTMENT INCOME ................................................................     498,958
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................     116,761
  Net change in unrealized appreciation (depreciation) on investments ................    (122,106)
                                                                                         ---------
NET LOSS ON INVESTMENTS ..............................................................      (5,345)
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $ 493,613
                                                                                         =========

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04        YEAR ENDED
                                                                                           (UNAUDITED)       12/31/03
                                                                                           -----------     -----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $   498,958     $   143,827
  Net realized gain (loss) .............................................................       116,761          23,965
  Net change in unrealized appreciation (depreciation) .................................      (122,106)      4,603,017
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       493,613       4,770,809
                                                                                           -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................      (271,802)       (153,304)
  Net realized short-term gains ........................................................            --         (25,313)
  Net realized long-term gains .........................................................            --            (197)
                                                                                           -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................      (271,802)       (178,814)
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,713,514 and 2,311,569 shares, respectively) .........    21,537,032      24,541,980
  Net asset value of shares issued from reinvestment of distributions
   (21,637 and 14,781 shares, respectively) ............................................       271,802         178,814
  Cost of shares repurchased (249,162 and 203,213 shares, respectively) ................    (3,105,379)     (2,256,026)
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................    18,703,455      22,464,768
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................    18,925,266      27,056,763
NET ASSETS
  Beginning of period ..................................................................    29,943,754       2,886,991
                                                                                           -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $227,156 AND $0, RESPECTIVELY) .....................................................   $48,869,020     $29,943,754
                                                                                           ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                       SIX MONTHS
                                                          ENDED                   FROM INCEPTION
                                                         6/30/04     YEAR ENDED     8/12/02 TO
                                                       (UNAUDITED)    12/31/03       12/31/02
                                                       -----------   ----------   --------------
Net asset value, beginning of period ................     $12.35        $ 9.58          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ......................       0.15(4)       0.12(4)         0.01
  Net realized and unrealized gain (loss) ...........       0.07          2.73           (0.43)
                                                          ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ................       0.22          2.85           (0.42)
                                                          ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............      (0.07)        (0.07)             --
  Distributions from net realized gains .............         --         (0.01)             --
                                                          ------        ------          ------
    TOTAL DISTRIBUTIONS .............................      (0.07)        (0.08)             --
                                                          ------        ------          ------
CHANGE IN NET ASSET VALUE ...........................       0.15          2.77           (0.42)
                                                          ------        ------          ------
NET ASSET VALUE, END OF PERIOD ......................     $12.50        $12.35          $ 9.58
                                                          ======        ======          ======
Total return ........................................       1.75%(3)     29.82%          (4.22)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .............    $48,869       $29,944          $2,887
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .............................       1.05%(2)      1.05%           1.05%(2)
  Net investment income .............................       2.47%(2)      1.13%           0.26%(2)
Portfolio turnover ..................................          6%(3)         9%             70%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.34%, 2.03% and 10.26% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                      ------     -----------

DOMESTIC COMMON STOCKS--98.8%
ADVERTISING--2.7%
  ADVO, Inc. .....................................     3,975     $   130,857
  Arbitron, Inc. (b) .............................     3,000         109,560
  Donnelley (R.H.) Corp. (b) .....................     2,400         104,976
                                                                 -----------
                                                                     345,393
                                                                 -----------
AEROSPACE & DEFENSE--2.3%
  DRS Technologies, Inc. (b) .....................     6,650         212,135
  Mercury Computer Systems, Inc. (b) .............     3,600          89,280
                                                                 -----------
                                                                     301,415
                                                                 -----------
AGRICULTURAL PRODUCTS--0.8%
  Delta & Pine Land Co. ..........................     4,450          97,677
                                                                 -----------
AIR FREIGHT & COURIERS--0.6%
  Forward Air Corp. (b) ..........................     2,100          78,540
                                                                 -----------
AIRLINES--1.0%
  AirTran Holdings, Inc. (b) .....................     9,500         134,330
                                                                 -----------
APPAREL RETAIL--0.9%
  Gymboree Corp. (The) (b) .......................     7,450         114,432
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
  Kellwood Co. ...................................     3,450         150,247
  Warnaco Group, Inc. (The) (b) ..................     2,900          61,683
                                                                 -----------
                                                                     211,930
                                                                 -----------
APPLICATION SOFTWARE--2.1%
  Hyperion Solutions Corp. (b) ...................     1,700          74,324
  Mentor Graphics Corp. (b) ......................     5,550          85,858
  Verity, Inc. (b) ...............................     8,200         110,782
                                                                 -----------
                                                                     270,964
                                                                 -----------
BIOTECHNOLOGY--0.3%
  QLT, Inc. (b) ..................................     2,200          44,044
                                                                 -----------
BROADCASTING & CABLE TV--0.8%
  Liberty Corp. (The) ............................     2,300         107,985
                                                                 -----------
CASINOS & GAMING--1.3%
  Alliance Gaming Corp. (b) ......................     9,800         168,168
                                                                 -----------
COMMODITY CHEMICALS--1.0%
  Spartech Corp. .................................     5,000         129,700
                                                                 -----------
COMMUNICATIONS EQUIPMENT--4.5%
  Avocent Corp. (b) ..............................     3,900         143,286
  C-COR.net Corp. (b) ............................    15,700         161,553
  CommScope, Inc. (b) ............................     6,200         132,990
  Emulex Corp. (b) ...............................     4,600          65,826
  Extreme Networks, Inc. (b) .....................    14,400          79,488
                                                                 -----------
                                                                     583,143
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--0.9%
  Advanced Digital Information Corp. (b) .........    11,450         111,065
                                                                 -----------
CONSTRUCTION & ENGINEERING--2.0%
  Chicago Bridge & Iron Co. NV ...................     4,750         132,287
  Shaw Group, Inc. (The) (b) .....................    12,400         125,612
                                                                 -----------
                                                                     257,899
                                                                 -----------
CONSTRUCTION MATERIALS--0.4%
  Florida Rock Industries, Inc. ..................     1,200          50,604
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
  Toro Co. (The) .................................       900          63,063
                                                                 -----------


                                                      SHARES        VALUE
                                                      ------     -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
  BISYS Group, Inc. (The) (b) ....................     7,800     $   109,668
                                                                 -----------
DISTILLERS & VINTNERS--0.4%
  Mondavi (Robert) Corp. (The) Class A (b) .......     1,550          57,381
                                                                 -----------
DIVERSIFIED CHEMICALS--1.2%
  Olin Corp. .....................................     8,550         150,651
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--2.5%
  Learning Tree International, Inc. (b) ..........     5,400          78,354
  Tetra Tech, Inc. (b) ...........................     6,000          97,920
  Watson Wyatt & Co. Holdings ....................     5,300         141,245
                                                                 -----------
                                                                     317,519
                                                                 -----------
ELECTRIC UTILITIES--0.9%
  Cleco Corp. ....................................     6,200         111,476
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
  Roper Industries, Inc. .........................     2,050         116,645
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.1%
  Coherent, Inc. (b) .............................     3,700         110,445
  Electro Scientific Industries, Inc. (b) ........     3,900         110,409
  Metrologic Instruments, Inc. (b) ...............     5,400         107,676
  Varian, Inc. (b) ...............................     1,800          75,870
                                                                 -----------
                                                                     404,400
                                                                 -----------
ENVIRONMENTAL SERVICES--1.1%
  Waste Connections, Inc. (b) ....................     4,950         146,817
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.9%
  Scotts Co. (The) Class A (b) ...................     1,800         114,984
                                                                 -----------
FOOTWEAR--2.1%
  K-Swiss, Inc. Class A ..........................     6,500         131,365
  Timberland Co. (The) Class A (b) ...............     2,200         142,098
                                                                 -----------
                                                                     273,463
                                                                 -----------
GAS UTILITIES--1.6%
  AGL Resources, Inc. ............................     4,550         132,178
  New Jersey Resources Corp. .....................     1,700          70,686
                                                                 -----------
                                                                     202,864
                                                                 -----------
HEALTH CARE DISTRIBUTORS--0.8%
  PSS World Medical, Inc. (b) ....................     9,200         103,040
                                                                 -----------
HEALTH CARE EQUIPMENT--1.0%
  INAMED Corp. (b) ...............................     2,075         130,414
                                                                 -----------
HEALTH CARE FACILITIES--4.5%
  Beverly Enterprises, Inc. (b) ..................    19,400         166,840
  Kindred Healthcare, Inc. (b) ...................     5,000         131,750
  LifePoint Hospitals, Inc. (b) ..................     3,200         119,104
  Odyssey Healthcare, Inc. (b) ...................     1,200          22,584
  Select Medical Corp. ...........................    10,600         142,252
                                                                 -----------
                                                                     582,530
                                                                 -----------
HEALTH CARE SERVICES--1.7%
  Inveresk Research Group, Inc. (b) ..............     4,000         123,360
  MIM Corp. (b) ..................................    10,900          94,830
                                                                 -----------
                                                                     218,190
                                                                 -----------
HEALTH CARE SUPPLIES--1.0%
  DJ Orthopedics, Inc. (b) .......................     5,900         135,700
                                                                 -----------
HOME ENTERTAINMENT SOFTWARE--1.0%
  Take-Two Interactive Software, Inc. (b) ........     4,100         125,624
                                                                 -----------

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                                                      SHARES        VALUE
                                                      ------     -----------

HOME FURNISHINGS--0.6%
  Tempur-Pedic International, Inc. (b) ...........     5,200     $    72,852
                                                                 -----------
INDUSTRIAL MACHINERY--0.8%
  Nordson Corp. ..................................     2,150          93,246
  Tecumseh Products Co. Class A ..................       200           8,238
                                                                 -----------
                                                                     101,484
                                                                 -----------
INTERNET SOFTWARE & SERVICES--0.4%
  PEC Solutions, Inc. (b) ........................     3,800          45,334
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--1.2%
  Knight Trading Group, Inc. (b) .................    15,300         153,306
                                                                 -----------
IT CONSULTING & OTHER SERVICES--2.1%
  BearingPoint, Inc. (b) .........................    16,400         145,468
  MPS Group, Inc. (b) ............................    10,000         121,200
                                                                 -----------
                                                                     266,668
                                                                 -----------
LEISURE PRODUCTS--1.1%
  Leapfrog Enterprises, Inc. (b) .................     7,400         147,186
                                                                 -----------
MOVIES & ENTERTAINMENT--0.7%
  AMC Entertainment, Inc. (b) ....................     6,100          93,757
                                                                 -----------
OFFICE SERVICES & SUPPLIES--0.9%
  Miller (Herman), Inc. ..........................     3,900         112,866
                                                                 -----------
OIL & GAS DRILLING--0.7%
  Grey Wolf, Inc. (b) ............................    20,100          85,224
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--3.3%
  Cal Dive International, Inc. (b) ...............     2,500          75,800
  Key Energy Services, Inc. (b) ..................    22,750         214,760
  Maverick Tube Corp. (b) ........................     5,000         131,300
                                                                 -----------
                                                                     421,860
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--3.4%
  Denbury Resources, Inc. (b) ....................     5,700         119,415
  Forest Oil Corp. (b) ...........................     3,500          95,620
  Houston Exploration Co. (The) (b) ..............     2,100         108,864
  Newfield Exploration Co. (b) ...................     2,000         111,480
                                                                 -----------
                                                                     435,379
                                                                 -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
  Kinder Morgan Management LLC (b) ...............     2,561          94,168
                                                                 -----------
PAPER PACKAGING--1.1%
  Caraustar Industries, Inc. (b) .................     2,600          36,686
  Packaging Corporation of America ...............     4,450         106,355
                                                                 -----------
                                                                     143,041
                                                                 -----------
PHARMACEUTICALS--1.7%
  Able Laboratories, Inc. (b) ....................     7,300         150,088
  Par Pharmaceutical Co., Inc. (b) ...............     2,000          70,420
                                                                 -----------
                                                                     220,508
                                                                 -----------
PUBLISHING & PRINTING--2.3%
  Journal Register Co. (b) .......................     5,700         114,000
  ProQuest Co. (b) ...............................     5,250         143,063
  Pulitzer, Inc. .................................       900          44,010
                                                                 -----------
                                                                     301,073
                                                                 -----------
REGIONAL BANKS--6.8%
  First Community Bancorp., Inc. .................     2,400          92,256
  First Midwest Bancorp., Inc. ...................     3,800         133,798
  First Republic Bank ............................     1,600          68,928
  Hudson United Bancorp ..........................     1,600          59,648
  South Financial Group, Inc. (The) ..............     3,800         107,692
  Sterling Bancshares, Inc. ......................     9,600         136,224
  Texas Regional Bancshares, Inc. Class A ........       500          22,955


                                                      SHARES        VALUE
                                                      ------     -----------

REGIONAL BANKS--CONTINUED
  Umpqua Holdings Corp. ..........................       900     $    18,891
  United Bankshares, Inc. ........................     3,250         105,625
  Westamerica Bancorp ............................     2,500         131,125
                                                                 -----------
                                                                     877,142
                                                                 -----------
REINSURANCE--2.4%
  Arch Capital Group Ltd. (b) ....................     4,200         167,496
  Max Re Capital Ltd. ............................     3,550          69,154
  Reinsurance Group of America, Inc. .............     1,750          71,138
                                                                 -----------
                                                                     307,788
                                                                 -----------
REITS--2.9%
  Alexandria Real Estate Equities, Inc. ..........       700          39,746
  CarrAmerica Realty Corp. .......................     3,750         113,362
  Maguire Properties, Inc. .......................     4,450         110,227
  Mills Corp. (The) ..............................     2,250         105,075
                                                                 -----------
                                                                     368,410
                                                                 -----------
RESTAURANTS--1.0%
  Jack in the Box, Inc. (b) ......................       400          11,880
  Sonic Corp. (b) ................................     5,175         117,731
                                                                 -----------
                                                                     129,611
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--1.2%
  Credence Systems Corp. (b) .....................    11,700         161,460
                                                                 -----------
SEMICONDUCTORS--4.9%
  AMIS Holdings, Inc. (b) ........................     5,400          91,368
  Exar Corp. (b) .................................     8,100         118,746
  Microsemi Corp. (b) ............................     8,900         126,469
  Omnivision Technologies, Inc. (b) ..............     7,100         113,245
  Semtech Corp. (b) ..............................     2,900          68,266
  Zoran Corp. (b) ................................     6,350         116,523
                                                                 -----------
                                                                     634,617
                                                                 -----------
SPECIALIZED FINANCE--2.7%
  Assured Guaranty Ltd. (b) ......................     7,600         128,820
  eSPEED, Inc. Class A (b) .......................     9,000         158,850
  Financial Federal Corp. (b) ....................     1,850          65,231
                                                                 -----------
                                                                     352,901
                                                                 -----------
SPECIALTY CHEMICALS--1.5%
  Ferro Corp. ....................................     3,250          86,710
  PolyOne Corp. (b) ..............................    15,200         113,088
                                                                 -----------
                                                                     199,798
                                                                 -----------
SPECIALTY STORES--0.7%
  Cost Plus, Inc. (b) ............................     2,900          94,105
                                                                 -----------
STEEL--1.0%
  GrafTech International Ltd. (b) ................    12,300         128,658
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--2.3%
  IndyMac Bancorp, Inc. ..........................     2,250          71,100
  MAF Bancorp, Inc. ..............................     3,000         128,040
  W Holding Co., Inc. ............................     5,642          96,873
                                                                 -----------
                                                                     296,013
                                                                 -----------
TRUCKING--1.2%
  Swift Transportation Co., Inc. (b) .............     8,450         151,678
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $11,371,611) ............................      12,768,605
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--98.8%
  (Identified cost $11,371,611) ............................      12,768,605
                                                                 -----------

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                       -----     -----------

SHORT-TERM OBLIGATIONS--2.2%
U.S. TREASURY BILLS--2.2%
  U.S. Treasury Bill 0.935%, 7/22/04 .............      $ 58     $    57,968
  U.S. Treasury Bill 0.94%, 7/22/04 ..............        55          54,970
  U.S. Treasury Bill 0.99%, 7/22/04 ..............       105         104,939
  U.S. Treasury Bill 1.045%, 7/22/04 .............        60          59,964
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $277,841) ...............................         277,841
                                                                 -----------
TOTAL INVESTMENTS--101.0%
  (Identified cost $11,649,452) ............................      13,046,446(a)
  Other assets and liabilities, net--(1.0)% ................        (124,124)
                                                                 -----------
NET ASSETS--100.0% .........................................     $12,922,322
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,645,471 and gross depreciation of $259,087 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $11,660,062.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $11,649,452) .........................   $13,046,446
Cash .................................................................................        31,238
Receivables
  Investment securities sold .........................................................        61,347
  Dividends ..........................................................................         8,166
  Fund shares sold ...................................................................         2,305
  Receivable from adviser ............................................................           869
  Tax reclaims .......................................................................            43
Prepaid expenses .....................................................................             4
                                                                                         -----------
    Total assets .....................................................................    13,150,418
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ....................................................       142,639
  Fund shares repurchased ............................................................        36,730
  Printing fee .......................................................................        22,016
  Professional fee ...................................................................        19,957
  Financial agent fee ................................................................         3,472
  Trustees' fee ......................................................................         1,039
  Administration fee .................................................................           822
Accrued expenses .....................................................................         1,421
                                                                                         -----------
    Total liabilities ................................................................       228,096
                                                                                         -----------
NET ASSETS ...........................................................................   $12,922,322
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $10,576,712
  Accumulated net investment loss ....................................................        (5,474)
  Accumulated net realized gain ......................................................       954,090
  Net unrealized appreciation ........................................................     1,396,994
                                                                                         -----------
NET ASSETS ...........................................................................   $12,922,322
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....       909,130
                                                                                         ===========
Net asset value and offering price per share .........................................        $14.21
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $  54,508
  Interest ...........................................................................       2,175
  Foreign taxes withheld .............................................................        (145)
                                                                                         ---------
    Total investment income ..........................................................      56,538
                                                                                         ---------
EXPENSES
  Investment advisory fee ............................................................      53,154
  Financial agent fee ................................................................      19,550
  Administration fee .................................................................       4,725
  Professional .......................................................................      15,449
  Custodian ..........................................................................      10,784
  Printing ...........................................................................      11,845
  Trustees ...........................................................................       3,241
  Miscellaneous ......................................................................       1,034
                                                                                         ---------
    Total expenses ...................................................................     119,782
    Less expenses borne by investment adviser ........................................     (57,765)
    Custodian fees paid indirectly ...................................................          (5)
                                                                                         ---------
    Net expenses .....................................................................      62,012
                                                                                         ---------
NET INVESTMENT LOSS ..................................................................      (5,474)
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................     956,138
  Net change in unrealized appreciation (depreciation) on investments ................    (323,363)
                                                                                         ---------
NET GAIN ON INVESTMENTS ..............................................................     632,775
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $ 627,301
                                                                                         =========

                        See Notes to Financial Statements

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04       YEAR ENDED
                                                                                           (UNAUDITED)      12/31/03
                                                                                           -----------     -----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    (5,474)    $    13,046
  Net realized gain (loss) .............................................................       956,138         179,902
  Net change in unrealized appreciation (depreciation) .................................      (323,363)      1,748,461
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       627,301       1,941,409
                                                                                           -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................            --          (6,124)
  Net realized short-term gains ........................................................       (35,376)        (54,144)
  Net realized long-term gains .........................................................       (14,332)        (38,427)
                                                                                           -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................       (49,708)        (98,695)
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (268,947 and 464,398 shares, respectively) .............     3,757,421       5,550,981
  Net asset value of shares issued from reinvestment of distributions
    (3,552 and 7,282 shares, respectively) .............................................        49,708          98,695
  Cost of shares repurchased (113,821 and 64,584 shares, respectively) .................    (1,560,438)       (752,269)
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     2,246,691       4,897,407
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     2,824,284       6,740,121
NET ASSETS
  Beginning of period ..................................................................    10,098,038       3,357,917
                                                                                           -----------     -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($5,474) AND
    $0, RESPECTIVELY) ..................................................................   $12,922,322     $10,098,038
                                                                                           ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                      SIX MONTHS
                                                         ENDED                               FROM INCEPTION
                                                        6/30/04           YEAR ENDED           8/12/02 TO
                                                      (UNAUDITED)          12/31/03             12/31/02
                                                      -----------         ----------         --------------
Net asset value, beginning of period .............       $13.46             $ 9.78               $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................        (0.01)              0.01                 0.01
  Net realized and unrealized gain (loss) ........         0.81               3.80                (0.22)
                                                         ------             ------               ------
    TOTAL FROM INVESTMENT OPERATIONS .............         0.80               3.81                (0.21)
                                                         ------             ------               ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...........           --              (0.01)               (0.01)
  Distributions from net realized gains ..........        (0.05)             (0.12)                  --
                                                         ------             ------               ------
    TOTAL DISTRIBUTIONS ..........................        (0.05)             (0.13)               (0.01)
                                                         ------             ------               ------
CHANGE IN NET ASSET VALUE ........................         0.75               3.68                (0.22)
                                                         ------             ------               ------
NET ASSET VALUE, END OF PERIOD ...................       $14.21             $13.46               $ 9.78
                                                         ======             ======               ======
Total return .....................................         6.05%(4)          38.94%               (2.12)%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........      $12,922            $10,098               $3,358
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..........................         1.05%(2)(3)        1.05%(2)             1.05%(3)
  Net investment income (loss) ...................        (0.09)%(3)          0.24%                0.26%(3)
Portfolio turnover ...............................           49%(4)             65%                  33%(4)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.03%, 3.33% and 6.16% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                      ------     -----------

DOMESTIC COMMON STOCKS--93.3%
ADVERTISING--3.1%
  Arbitron, Inc. (b) .............................     2,200      $   80,344
  Donnelley (R.H.) Corp. (b) .....................     2,800         122,472
                                                                  ----------
                                                                     202,816
                                                                  ----------
AEROSPACE & DEFENSE--1.7%
  Lockheed Martin Corp. ..........................     2,200         114,576
                                                                  ----------
AIRLINES--1.5%
  Southwest Airlines Co. .........................     6,100         102,297
                                                                  ----------
APPAREL RETAIL--1.3%
  Abercrombie & Fitch Co.  Class A (b) ...........     1,800          69,750
  Limited Brands .................................       900          16,830
                                                                  ----------
                                                                      86,580
                                                                  ----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.8%
  Polo Ralph Lauren Corp. ........................     3,500         120,575
                                                                  ----------
AUTO PARTS & EQUIPMENT--1.2%
  Lear Corp. .....................................     1,300          76,687
                                                                  ----------
BIOTECHNOLOGY--1.3%
  MedImmune, Inc. (b) ............................     3,700          86,580
                                                                  ----------
BROADCASTING & CABLE TV--1.8%
  Westwood One, Inc. (b) .........................     4,900         116,620
                                                                  ----------
COMMUNICATIONS EQUIPMENT--1.6%
  Cisco Systems, Inc. (b) ........................     3,300          78,210
  QLogic Corp. (b) ...............................     1,100          29,249
                                                                  ----------
                                                                     107,459
                                                                  ----------
COMPUTER & ELECTRONICS RETAIL--1.7%
  Circuit City Stores, Inc. ......................     8,800         113,960
                                                                  ----------
CONSUMER FINANCE--1.3%
  American Express Co. ...........................     1,650          84,777
                                                                  ----------
DATA PROCESSING & OUTSOURCED SERVICES--1.6%
  Iron Mountain, Inc. (b) ........................     2,200         106,172
                                                                  ----------
DEPARTMENT STORES--1.5%
  Sears Roebuck and Co. ..........................     2,600          98,176
                                                                  ----------
DIVERSIFIED BANKS--5.2%
  Bank of America Corp. ..........................     2,000         169,240
  Bank One Corp. .................................     3,400         173,400
                                                                  ----------
                                                                     342,640
                                                                  ----------
DIVERSIFIED CHEMICALS--1.3%
  Du Pont (E.I.) de Nemours & Co. ................     2,000          88,840
                                                                  ----------
DIVERSIFIED COMMERCIAL SERVICES--1.8%
  ARAMARK Corp. Class B ..........................     4,200         120,792
                                                                  ----------
ENVIRONMENTAL SERVICES--1.9%
  Republic Services, Inc. ........................     4,300         124,442
                                                                  ----------
FOOD RETAIL--1.3%
  Safeway, Inc. (b) ..............................     3,400          86,156
                                                                  ----------
FOOTWEAR--3.0%
  NIKE, Inc. Class B .............................     1,700         128,775
  Reebok International Ltd. ......................     1,900          68,362
                                                                  ----------
                                                                     197,137
                                                                  ----------
GENERAL MERCHANDISE STORES--1.3%
  Dollar Tree Stores, Inc. (b) ...................     3,200          87,776
                                                                  ----------


                                                      SHARES        VALUE
                                                      ------     -----------

HEALTH CARE DISTRIBUTORS--1.0%
  AmerisourceBergen Corp. ........................     1,100      $   65,758
                                                                  ----------
HEALTH CARE EQUIPMENT--1.9%
  VISX, Inc. (b) .................................     4,800         128,256
                                                                  ----------
HEALTH CARE SERVICES--3.4%
  DaVita, Inc. (b) ...............................     1,950          60,118
  Laboratory Corporation of America Holdings (b) .     4,200         166,740
                                                                  ----------
                                                                     226,858
                                                                  ----------
HEALTH CARE SUPPLIES--1.4%
  Edwards Lifesciences Corp. (b) .................     2,700          94,095
                                                                  ----------
HOME IMPROVEMENT RETAIL--2.0%
  Home Depot, Inc. (The) .........................     3,700         130,240
                                                                  ----------
INDUSTRIAL CONGLOMERATES--2.0%
  General Electric Co. ...........................     4,200         136,080
                                                                  ----------
INDUSTRIAL MACHINERY--1.3%
  ITT Industries, Inc. ...........................     1,000          83,000
                                                                  ----------
INTEGRATED OIL & GAS--2.7%
  ChevronTexaco Corp. ............................       700          65,877
  Exxon Mobil Corp. ..............................     2,600         115,466
                                                                  ----------
                                                                     181,343
                                                                  ----------
INTEGRATED TELECOMMUNICATION SERVICES--1.6%
  BellSouth Corp. ................................     2,800          73,416
  MCI, Inc. (b) ..................................     2,500          36,075
                                                                  ----------
                                                                     109,491
                                                                  ----------
INVESTMENT BANKING & BROKERAGE--2.1%
  Lehman Brothers Holdings, Inc. .................       900          67,725
  Morgan Stanley .................................     1,400          73,878
                                                                  ----------
                                                                     141,603
                                                                  ----------
LEISURE PRODUCTS--3.9%
  Leapfrog Enterprises, Inc. (b) .................     5,000          99,450
  Mattel, Inc. ...................................     8,600         156,950
                                                                  ----------
                                                                     256,400
                                                                  ----------
METAL & GLASS CONTAINERS--1.6%
  Pactiv Corp. (b) ...............................     4,300         107,242
                                                                  ----------
MULTI-LINE INSURANCE--1.7%
  American International Group, Inc. .............     1,600         114,048
                                                                  ----------
OFFICE SERVICES & SUPPLIES--1.2%
  Avery Dennison Corp. ...........................     1,200          76,812
                                                                  ----------
OIL & GAS DRILLING--1.6%
  GlobalSantaFe Corp. ............................     4,000         106,000
                                                                  ----------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
  Burlington Resources, Inc. .....................     2,000          72,360
                                                                  ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.7%
  Citigroup, Inc. ................................     3,800         176,700
                                                                  ----------
PHARMACEUTICALS--3.9%
  Johnson & Johnson ..............................     2,500         139,250
  Pfizer, Inc. ...................................     3,400         116,552
                                                                  ----------
                                                                     255,802
                                                                  ----------
RAILROADS--1.5%
  Union Pacific Corp. ............................     1,700         101,065
                                                                  ----------

                        See Notes to Financial Statements

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

                                                      SHARES        VALUE
                                                      ------      ----------

REGIONAL BANKS--4.0%
  City National Corp. ............................     1,350      $   88,695
  M&T Bank Corp. .................................       900          78,570
  North Fork Bancorp., Inc. ......................     2,600          98,930
                                                                  ----------
                                                                     266,195
                                                                  ----------
SEMICONDUCTOR EQUIPMENT--1.0%
  Novellus Systems, Inc. (b) .....................     2,200          69,168
                                                                  ----------
SEMICONDUCTORS--1.7%
  Intel Corp. ....................................     4,100         113,160
                                                                  ----------
SOFT DRINKS--2.9%
  Pepsi Bottling Group, Inc. (The) ...............     4,300         131,322
  PepsiCo, Inc. ..................................     1,100          59,268
                                                                  ----------
                                                                     190,590
                                                                  ----------
STEEL--1.0%
  International Steel Group, Inc. (b) ............     2,300          68,425
                                                                  ----------
SYSTEMS SOFTWARE--6.0%
  Microsoft Corp. ................................    10,400         297,024
  Oracle Corp. (b) ...............................     8,600         102,598
                                                                  ----------
                                                                     399,622
                                                                  ----------
THRIFTS & MORTGAGE FINANCE--0.9%
  Washington Mutual, Inc. ........................     1,500          57,960
                                                                  ----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $5,544,171) .............................        6,193,331
                                                                  ----------
FOREIGN  COMMON STOCKS(c)--4.4%
COMMUNICATIONS EQUIPMENT--1.0%
  Nokia Oyj ADR (Finland) ........................     4,600          66,884
                                                                  ----------
IT CONSULTING & OTHER SERVICES--3.4%
  Accenture Ltd. Class A (Bermuda) (b) ...........     8,200         225,336
                                                                  ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $245,602) ...............................         292,220
                                                                  ----------
TOTAL LONG TERM INVESTMENTS--97.7%
  (Identified cost $5,789,773) .............................       6,485,551
                                                                  ----------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                       ----       -----------

SHORT-TERM OBLIGATIONS--3.6%
U.S. TREASURY BILLS--3.6%
  U.S. Treasury Bill 0.953%, 7/22/04 .............      $ 45      $   44,975
  U.S. Treasury Bill 1.045%, 7/22/04 .............       105         104,936
  U.S. Treasury Bill 1.07%, 7/22/04 ..............        90          89,944
                                                                  ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $239,855) ...............................         239,855
                                                                  ----------
TOTAL INVESTMENTS--101.3%
  (Identified cost $6,029,628) .............................       6,725,406(a)
  Other assets and liabilities, net--(1.3)% ................         (86,492)
                                                                  ----------
NET ASSETS--100.0% .........................................      $6,638,914
                                                                  ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $753,569 and gross depreciation of $62,710 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $6,034,547.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $6,029,628) ..........................   $6,725,406
Cash .................................................................................       23,245
Receivables
  Investment securities sold .........................................................       38,483
  Fund shares sold ...................................................................       24,351
  Receivable from adviser ............................................................        4,984
  Dividends ..........................................................................        3,077
Prepaid expenses .....................................................................            2
                                                                                         ----------
    Total assets .....................................................................    6,819,548
                                                                                         ----------
LIABILITIES
Payables
  Investment securities purchased ....................................................       99,901
  Fund shares repurchased ............................................................       32,822
  Printing fee .......................................................................       21,003
  Professional fee ...................................................................       19,956
  Financial agent fee ................................................................        3,124
  Trustees' fee ......................................................................        1,039
  Administration fee .................................................................          411
Accrued expenses .....................................................................        2,378
                                                                                         ----------
    Total liabilities ................................................................      180,634
                                                                                         ----------
NET ASSETS ...........................................................................   $6,638,914
                                                                                         ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $5,516,153
  Undistributed net investment income ................................................        4,896
  Accumulated net realized gain ......................................................      422,087
  Net unrealized appreciation ........................................................      695,778
                                                                                         ----------
NET ASSETS ...........................................................................   $6,638,914
                                                                                         ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....      485,074
                                                                                         ==========
Net asset value and offering price per share .........................................       $13.69
                                                                                             ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $ 28,665
  Interest ...........................................................................      1,002
                                                                                         --------
    Total investment income ..........................................................     29,667
                                                                                         --------
EXPENSES
  Investment advisory fee ............................................................     20,860
  Financial agent fee ................................................................     17,419
  Administration fee .................................................................      2,086
  Professional .......................................................................     15,811
  Printing ...........................................................................     11,080
  Custodian ..........................................................................      5,414
  Trustees ...........................................................................      3,242
  Miscellaneous ......................................................................        878
                                                                                         --------
    Total expenses ...................................................................     76,790
    Less expenses borne by investment adviser ........................................    (51,882)
    Custodian fees paid indirectly ...................................................       (137)
                                                                                         --------
    Net expenses .....................................................................     24,771
                                                                                         --------
NET INVESTMENT INCOME ................................................................      4,896
                                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................    425,059
  Net change in unrealized appreciation (depreciation) on investments ................     22,496
                                                                                         --------
NET GAIN ON INVESTMENTS ..............................................................    447,555
                                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $452,451
                                                                                         ========

                        See Notes to Financial Statements

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04      YEAR ENDED
                                                                                           (UNAUDITED)     12/31/03
                                                                                           -----------    ----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    4,896     $   15,573
  Net realized gain (loss) .............................................................      425,059        152,596
  Net change in unrealized appreciation (depreciation) .................................       22,496        628,096
                                                                                           ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      452,451        796,265
                                                                                           ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................           --        (15,573)
  Net realized short-term gains ........................................................       (7,631)       (36,216)
  Net realized long-term gains .........................................................      (27,355)       (44,223)
                                                                                           ----------     ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................      (34,986)       (96,012)
                                                                                           ----------     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (170,683 and 135,201 shares, respectively) .............    2,265,432      1,531,220
  Net asset value of shares issued from reinvestment of distributions
    (2,576 and 7,616 shares, respectively) .............................................       34,986         96,012
  Cost of shares repurchased (22,550 and 18,973 shares, respectively) ..................     (297,516)      (219,646)
                                                                                           ----------     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................    2,002,902      1,407,586
                                                                                           ----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................    2,420,367      2,107,839
NET ASSETS
  Beginning of period ..................................................................    4,218,547      2,110,708
                                                                                           ----------     ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $4,896 AND
    $0, RESPECTIVELY) ..................................................................   $6,638,914     $4,218,547
                                                                                           ==========     ==========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                  SIX MONTHS
                                                     ENDED                              FROM INCEPTION
                                                    6/30/04            YEAR ENDED         8/12/02 TO
                                                  (UNAUDITED)           12/31/03           12/31/02
                                                  -----------          ----------       --------------
Net asset value, beginning of period ..........      $12.62              $10.03              $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................        0.01                0.05                0.02
  Net realized and unrealized gain (loss) .....        1.13                2.84                0.03
                                                     ------              ------              ------
    TOTAL FROM INVESTMENT OPERATIONS ..........        1.14                2.89                0.05
                                                     ------              ------              ------
LESS DISTRIBUTIONS
  Dividends from net investment income ........          --               (0.05)              (0.02)
  Distributions from net realized gains .......       (0.07)              (0.25)                 --
                                                     ------              ------              ------
    TOTAL DISTRIBUTIONS .......................       (0.07)              (0.30)              (0.02)
                                                     ------              ------              ------
CHANGE IN NET ASSET VALUE .....................        1.07                2.59                0.03
                                                     ------              ------              ------
NET ASSET VALUE, END OF PERIOD ................      $13.69              $12.62              $10.03
                                                     ======              ======              ======
Total return ..................................        9.06%(3)           28.78%               0.50%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .......      $6,639              $4,219              $2,111
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .......................        0.95%(2)(4)         0.95%(4)            0.95%(2)
  Net investment income .......................        0.19%(2)            0.52%               0.65%(2)
Portfolio turnover ............................          46%(3)              73%                 29%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.94%, 4.72% and 8.14% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    ------------

AGENCY MORTGAGE-BACKED SECURITIES--3.6%
  Fannie Mae 6%, 5/1/32 .....................  AAA       $ 26    $     26,423
  Fannie Mae 6%, 5/1/33 .....................  AAA        274         279,840
  Fannie Mae 5.50%, 7/1/33 ..................  AAA        192         191,917
  Fannie Mae 6%, 11/1/33 ....................  AAA        189         193,654
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $700,425) ................................         691,834
                                                                 ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--0.4%
  Freddie Mac 5.50%, 7/15/06 ................  AAA         75          78,486
                                                                 ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $81,032) .................................          78,486
                                                                 ------------
DOMESTIC CORPORATE BONDS--66.2%
AEROSPACE & DEFENSE--1.4%
  DRS Technologies, Inc. 6.875%, 11/1/13 ....  B           55          53,900
  Esterline Technologies Corp. 7.75%, 6/15/13  B+          60          62,100
  Raytheon Co. 4.85%, 1/15/11 ...............  BBB-       150         148,875
                                                                 ------------
                                                                      264,875
                                                                 ------------
AGRICULTURAL PRODUCTS--0.1%
  Corn Products International, Inc. 8.45%,
    8/15/09 .................................  BBB-        25          27,687
                                                                 ------------
AIRLINES--0.3%
  American Airlines, Inc. 8.608%, 4/1/11 ....  BBB         30          27,283
  Continental Airlines, Inc. Series 974B
    6.90%, 1/2/17 ...........................  BB+         24          18,313
  Delta Airlines, Inc. Series 01-1 7.711%,
    9/18/11 .................................  B+          30          19,373
                                                                 ------------
                                                                       64,969
                                                                 ------------
ALUMINUM--0.1%
  Century Aluminum Co. 11.75%, 4/15/08 ......  BB-         25          28,000
                                                                 ------------
APPAREL RETAIL--0.1%
  J Crew Intermediate LLC 0%, 5/15/08 (d) ...  CCC         15          13,050
                                                                 ------------
AUTO PARTS & EQUIPMENT--1.3%
  Delco Remy International, Inc. 11%, 5/1/09   CCC+        80          84,800
  Eagle-Picher Industries, Inc. 9.75%, 9/1/13  B-          40          43,200
  JB Poindexter & Co., Inc. 144A 8.75%,
    3/15/14 (b) .............................  B-          70          71,400
  Tenneco Automotive, Inc. Series B 10.25%,
    7/15/13 .................................  B-          20          22,700
  TRW Automotive, Inc. 9.375%, 2/15/13 ......  BB-         22          24,915
                                                                 ------------
                                                                      247,015
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.3%
  General Motors Corp. 7.125%, 7/15/13 ......  BBB         50          51,352
                                                                 ------------
BROADCASTING & CABLE TV--6.2%
  Allbritton Communications Co. 7.75%,
    12/15/12 ................................  B-         125         123,750
  Charter Communications Holdings II LLC
    10.25%, 9/15/10 .........................  CCC-        75          75,942
  Clear Channel Communications, Inc. 4.625%,
    1/15/08 .................................  BBB-        50          50,527
  Comcast Corp. 5.85%, 1/15/10 ..............  BBB         25          26,087
  CSC Holdings, Inc. Series B 8.125%,
    8/15/09 .................................  BB-        100         104,500
  DirecTV Holdings LLC 8.375%, 3/15/13 ......  BB-         75          83,344
  Echostar DBS Corp. 9.125%, 1/15/09 ........  BB-         33          36,341
  Echostar DBS Corp. 6.375%, 10/1/11 ........  BB-         15          14,850
  Emmis Operating Co. 144A 6.875%,
    5/15/12 (b) .............................  B-         100          98,500


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    ------------

BROADCASTING & CABLE TV--CONTINUED
  Insight Communications Co., Inc. 0%,
    2/15/11 (d) .............................  B-        $150    $    135,750
  Mediacom LLC/Mediacom Capital Corp. .......
    9.50%, 1/15/13 ..........................  B+          50          48,500
  Mediacom LLC/Mediacom Capital Corp. .......
    Series B 8.50%, 4/15/08 .................  B+         150         151,500
  Paxson Communications Corp. 10.75%,
    7/15/08 .................................  CCC+       100         102,000
  Sinclair Broadcast Group, Inc. 8.75%,
    12/15/11 ................................  B           50          53,750
  Sinclair Broadcast Group, Inc. 8%, 3/15/12   B           75          77,063
                                                                 ------------
                                                                    1,182,404
                                                                 ------------
BUILDING PRODUCTS--0.3%
  Jacuzzi Brands, Inc. 9.625%, 7/1/10 .......  B           55          59,125
                                                                 ------------
CASINOS & GAMING--3.7%
  Boyd Gaming Corp. 8.75%, 4/15/12 ..........  B+         100         107,000
  Caesars Entertainment, Inc. 7.50%, 9/1/09 .  BB+         25          26,437
  Isle of Capri Casinos, Inc. 9%, 3/15/12 ...  B           50          54,125
  Isle of Capri Casinos, Inc. 144A 7%,
    3/1/14 (b) ..............................  B          100          93,250
  Mohegan Tribal Gaming Authority 6.375%,
    7/15/09 .................................  BB-         75          75,563
  Penn National Gaming, Inc. 144A 6.875%,
    12/1/11 (b) .............................  B           45          44,381
  River Rock Entertainment 9.75%, 11/1/11 ...  B+         100         109,500
  Seneca Gaming Corp. 144A 7.25%, 5/1/12 (b)   BB-         25          25,094
  Station Casinos, Inc. 6.50%, 2/1/14 .......  B+         100          96,750
  Turning Stone Casino Resort Enterprise 144A
    9.125%, 12/15/10 (b) ....................  B+          30          31,500
  Venetian Casino Resort LLC 11%, 6/15/10 ...  B           25          29,000
                                                                 ------------
                                                                      692,600
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.4%
  Corning, Inc. 7%, 3/15/07 .................  BB+         35          35,175
  Corning, Inc. 5.90%, 3/15/14 ..............  BB+         50          47,000
                                                                 ------------
                                                                       82,175
                                                                 ------------
CONSTRUCTION & ENGINEERING--0.3%
  Shaw Group, Inc. (The) 10.75%, 3/15/10 ....  BB-         50          49,250
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.1%
  AGCO Corp. 9.50%, 5/1/08 ..................  BB-         25          27,375
  Case New Holland, Inc. 144A 9.25%,
    8/1/11 (b) ..............................  BB-         75          79,125
  Cummins, Inc. 9.50%, 12/1/10 ..............  BB+         50          56,875
  Trinity Industries, Inc. 144A 6.50%,
    3/15/14 (b) .............................  BB-         40          36,800
                                                                 ------------
                                                                      200,175
                                                                 ------------
CONSUMER FINANCE--0.3%
  Ford Motor Credit Co. 7.25%, 10/25/11 .....  BBB-        50          52,215
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.1%
  Iron Mountain, Inc. 7.75%, 1/15/15 ........  B          200         199,500
                                                                 ------------
DEPARTMENT STORES--0.5%
  Penney (J.C.) Co., Inc. 6.875%, 10/15/15 ..  BB+         40          41,250
  Saks, Inc. 9.875%, 10/1/11 ................  BB          50          58,375
                                                                 ------------
                                                                       99,625
                                                                 ------------
DIVERSIFIED CHEMICALS--0.8%
  Hercules, Inc. 144A 6.75%, 10/15/29 (b) ...  B+         150         144,750
                                                                 ------------

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES

                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    ------------

DRUG RETAIL--0.4%
  Rite Aid Corp. 8.125%, 5/1/10 .............  B+      $   75    $     79,312
                                                                 ------------
ELECTRIC UTILITIES--2.1%
  Midwest Generation LLC 144A 8.75%,
    5/1/34 (b) ..............................  B-          75          76,125
  Pacific Gas & Electric Co. 4.80%, 3/1/14 ..  BBB         50          47,377
  TECO Energy, Inc. 7.50%, 6/15/10 ..........  BB+        125         126,875
  Virginia Electric and Power Co. 4.50%,
    12/15/10 ................................  BBB+       150         146,570
                                                                 ------------
                                                                      396,947
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
  Communications and Power Industries, Inc. .
    8%, 2/1/12 ..............................  B-         175         175,875
  PerkinElmer, Inc. 8.875%, 1/15/13 .........  BB-         50          54,875
                                                                 ------------
                                                                      230,750
                                                                 ------------
ENVIRONMENTAL SERVICES--0.5%
  Allied Waste North America 7.875%,
    4/15/13 .................................  BB-         75          78,750
  Allied Waste North America 144A 6.125%,
    2/15/14 (b) .............................  BB-         20          18,400
                                                                 ------------
                                                                       97,150
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
  IMC Global, Inc. Series B 11.25%, 6/1/11 ..  B+          50          57,875
  Terra Capital, Inc. 11.50%, 6/1/10 ........  B-          35          38,500
  United Industries Corp. Series B 9.875%,
    4/1/09 ..................................  B-          35          36,575
                                                                 ------------
                                                                      132,950
                                                                 ------------
FOOD DISTRIBUTORS--0.2%
  Le-Natures, Inc. 144A 10%, 6/15/13 (b) ....  B-          40          41,600
                                                                 ------------
FOOD RETAIL--1.3%
  Pinnacle Foods Holdings Corp. 144A 8.25%,
    12/1/13 (b) .............................  B          125         121,250
  Pinnacle Foods Holdings Corp. 144A 8.25%,
    12/1/13 (b) .............................  B           25          24,250
  Stater Brothers Holdings, Inc. 144A 8.125%,
    6/15/12 (b) .............................  BB-        100         100,875
                                                                 ------------
                                                                      246,375
                                                                 ------------
GAS UTILITIES--1.2%
  SEMCO Energy, Inc. 7.125%, 5/15/08 ........  BB-        125         128,750
  Sonat, Inc. 7.625%, 7/15/11 ...............  CCC+        25          22,438
  Suburban Propane Partners LP/Suburban
    Energy Finance Corp. 6.875%, 12/15/13 ...  B           75          72,891
                                                                 ------------
                                                                      224,079
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.4%
  AmeriPath, Inc. 10.50%, 4/1/13 ............  B-          75          76,125
                                                                 ------------
HEALTH CARE EQUIPMENT--0.4%
  Medex, Inc. 8.875%, 5/15/13 ...............  B-          70          74,200
                                                                 ------------
HEALTH CARE FACILITIES--0.9%
  Beverly Enterprises, Inc. 144A 7.875%,
    6/15/14 (b) .............................  B           50          49,437
  Hanger Orthopedic Group, Inc. 10.375%,
    2/15/09 .................................  B-          25          25,688
  National Nephrology Associates, Inc.
    144A 9%, 11/1/11 (b) ....................  B           25          28,750
  Tenet Healthcare Corp. 7.375%, 2/1/13 .....  B-          50          45,500
  Triad Hospitals, Inc. 7%, 11/15/13 ........  B           25          23,875
                                                                 ------------
                                                                      173,250
                                                                 ------------


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    ------------

HEALTH CARE SUPPLIES--0.1%
  Fisher Scientific International, Inc. 8%,
    9/1/13 ..................................  B+        $ 10    $     10,750
                                                                 ------------
HOMEBUILDING--0.6%
  Beazer Homes USA, Inc. 8.375%, 4/15/12 ....  BB          25          26,500
  Beazer Homes USA, Inc. 6.50%, 11/15/13 ....  BB          30          28,500
  Horton (D.R.), Inc. 6.875%, 5/1/13 ........  BB+         25          25,625
  William Lyons Homes, Inc. 10.75%, 4/1/13 ..  B           35          38,850
                                                                 ------------
                                                                      119,475
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--1.7%
  Gaylord Entertainment Co. 8%, 11/15/13 ....  B-         125         127,344
  Hard Rock Hotel, Inc. 8.875%, 6/1/13 ......  B          125         126,875
  Hilton Hotels Corp. 8.25%, 2/15/11 ........  BBB-        25          27,812
  Host Marriott Corp. Series B 7.875%,
    8/1/08 ..................................  B+          40          41,200
                                                                 ------------
                                                                      323,231
                                                                 ------------
HOUSEHOLD APPLIANCES--0.7%
  Blount, Inc. 13%, 8/1/09 ..................  CCC         45          48,431
  Fedders North America, Inc.144A 9.875%,
    3/1/14 (b) ..............................  CCC+       100          92,000
                                                                 ------------
                                                                      140,431
                                                                 ------------
HOUSEHOLD PRODUCTS--0.7%
  Rayovac Corp. 8.50%, 10/1/13 ..............  B-         125         131,875
                                                                 ------------
INDUSTRIAL GASES--0.7%
  Airgas, Inc. 9.125%, 10/1/11 ..............  B+          25          28,312
  Airgas, Inc. 6.25%, 7/15/14 ...............  B+         100          96,250
                                                                 ------------
                                                                      124,562
                                                                 ------------
INDUSTRIAL MACHINERY--0.5%
  Manitowoc Co., Inc. (The) 7.125%, 11/1/13 .  B+         100         100,500
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.1%
  Block Communications, Inc. 9.25%,
    4/15/09 .................................  B-          25          26,375
  Cincinnati Bell, Inc. 8.375%, 1/15/14 .....  B-          75          67,125
  MCI, Inc. 5.908%, 5/1/07 ..................  NR          28          26,951
  MCI, Inc. 6.688%, 5/1/09 ..................  NR          28          25,704
  MCI, Inc. 7.735%, 5/1/14 ..................  NR          24          21,320
  Qwest Capital Funding, Inc. 7.90%, 8/15/10   B          165         146,850
  Qwest Communications International 144A
    4.75%, 2/15/09 (b) (d) ..................  B           15          14,100
  Qwest Communications International 144A
    7.25%, 2/15/11 (b) ......................  B           15          14,062
  Qwest Services Corp. 144A 13.50%,
    12/15/10 (b) ............................  B           55          64,213
                                                                 ------------
                                                                      406,700
                                                                 ------------
LEISURE FACILITIES--0.1%
  Six Flags, Inc. 9.50%, 2/1/09 .............  B-          25          25,812
                                                                 ------------
LEISURE PRODUCTS--0.1%
  K2 Corp. 144A 7.375%, 7/1/14 (b) (g) ......  BB          15          15,337
                                                                 ------------
MANAGED HEALTH CARE--0.6%
  PacifiCare Health Systems, Inc. 10.75%,
    6/1/09 ..................................  BB+         16          18,320
  UnitedHealth Group, Inc. 4.875%, 4/1/13 ...  A          100          97,596
                                                                 ------------
                                                                      115,916
                                                                 ------------
MARINE--0.1%
  Horizon Lines LLC 144A 9%, 11/1/12 (b) (g)   B-          15          15,000
                                                                 ------------
MARINE PORTS & SERVICES--0.4%
  Great Lakes Dredge & Dock Corp. 7.75%,
    12/15/13 ................................  CCC+       100          85,000
                                                                 ------------

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES

                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    ------------

METAL & GLASS CONTAINERS--3.4%
  Anchor Glass Container Corp. 11%,
    2/15/13 .................................  B+        $ 50    $     57,438
  BWAY Finance Corp./BWAY Corp. 10%,
    10/15/10 ................................  B-          50          52,750
  Constar International, Inc. 11%, 12/1/12 ..  B           60          56,400
  Crown Cork & Seal Co., Inc. 7.375%,
    12/15/26 ................................  B          150         125,250
  Graham Packaging Co., Inc. Series B 10.75%,
    1/15/09 (d) .............................  CCC+        55          56,856
  KRATON Polymers LLC/Capital Corp. 144A
    8.125%, 1/15/14 (b) .....................  B           75          76,125
  Owens-Brockway Glass Container, Inc. ......
    8.875%, 2/15/09 .........................  BB-         60          65,100
  Owens-Brockway Glass Container, Inc. ......
    7.75%, 5/15/11 ..........................  BB-        125         130,625
  Plastipak Holdings, Inc. 10.75%, 9/1/11 ...  B+          25          27,000
                                                                 ------------
                                                                      647,544
                                                                 ------------
MOVIES & ENTERTAINMENT--1.6%
  AMC Entertainment, Inc. 144A 8%, 3/1/14 (b)  CCC+       125         120,000
  Carmike Cinemas, Inc. 144A 7.50%,
    2/15/14 (b) .............................  CCC+        60          57,600
  Cinemark USA, Inc. 9%, 2/1/13 .............  B-          50          54,813
  Warner Music Group 144A 7.375%,
    4/15/14 (b) .............................  B-          70          67,900
                                                                 ------------
                                                                      300,313
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--4.3%
  AES Corp. (The) 7.75%, 3/1/14 .............  B-          15          14,494
  AES Corp. (The) 144A 8.75%, 5/15/13 (b) ...  B+          75          80,719
  Calpine Corp. 144A 8.50%, 7/15/10 (b) .....  B          125         103,125
  Duke Energy Corp. Series B 5.375%,
    1/1/09 (e) ..............................  BBB        150         153,874
  Dynegy Holdings, Inc. 144A 9.875%,
    7/15/10 (b) .............................  B-         100         108,000
  Mission Energy Holding Co. 13.50%,
    7/15/08 .................................  CCC        100         112,375
  NRG Energy, Inc. 144A 8%, 12/15/13 (b) ....  B+         125         126,875
  Reliant Resources, Inc. 9.50%, 7/15/13 ....  B          100         108,250
                                                                 ------------
                                                                      807,712
                                                                 ------------
OIL & GAS DRILLING--0.1%
  Pride International, Inc. 144A 7.375%,
    7/15/14 (b) (g) .........................  BB-         10          10,150
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--1.5%
  Hanover Compressor Co. 9%, 6/1/14 .........  B           25          26,063
  Key Energy Services, Inc. 6.375%, 5/1/13 ..  B           80          76,000
  Manitowoc Co., Inc. (The) 8.625%, 12/15/10   B          100         104,000
  Offshore Logistic, Inc. 6.125%, 6/15/13 ...  BB+         75          71,625
                                                                 ------------
                                                                      277,688
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.6%
  Chesapeake Energy Corp. 7.50%, 9/15/13 ....  BB-         50          52,250
  Chesapeake Energy Corp. 7.75%, 1/15/15 ....  BB-         50          52,375
  Exco Resources, Inc. 7.25%, 1/15/11 .......  B          150         153,000
  Houston Exploration Co. 7%, 6/15/13 .......  B           75          75,750
  KCS Energy, Inc. 144A 7.125%, 4/1/12 (b) ..  B-          75          75,000
  Magnum Hunter Resources, Inc. 9.60%,
    3/15/12 .................................  B+          25          27,625
  Range Resources Corp. 7.375%, 7/15/13 .....  B           50          50,000
  Range Resources Corp. 144A 7.375%,
    7/15/13 (b) .............................  B           10          10,000
                                                                 ------------
                                                                      496,000
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.2%
  Ferrellgas Excrow LLC/Ferrellgas Finance
    Escrow Corp. 144A 6.75%, 5/1/14 (b) .....  BB-         25          24,250


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--CONTINUED
  Ferrellgas Partners LP/Ferrellgas Partners
    Finance 8.75%, 6/15/12 ..................  B         $ 75    $     80,437
  Northwest Pipeline Corp. 8.125%, 3/1/10 ...  B+          15          16,238
  Williams Cos., Inc. (The) 8.625%, 6/1/10 ..  B+          25          27,625
  Williams Cos., Inc. (The) 7.875%, 9/1/21 ..  B+          75          72,563
                                                                 ------------
                                                                      221,113
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
  Sensus Metering Systems, Inc. 144A 8.625%,
    12/15/13 (b) ............................  B-         105         101,325
                                                                 ------------
PACKAGED FOODS & MEATS--2.8%
  B&G Foods, Inc. Series D 9.625%, 8/1/07 ...  CCC+       125         127,812
  Dean Foods Co. 6.625%, 5/15/09 ............  BB-        100         103,500
  Del Monte Corp. 8.625%, 12/15/12 ..........  B           35          37,888
  Dole Foods Co., Inc. 8.875%, 3/15/11 ......  B+         200         212,500
  Land O Lakes, Inc. 144A 9%, 12/15/10 (b) ..  B           40          41,850
                                                                 ------------
                                                                      523,550
                                                                 ------------
PAPER PACKAGING--0.6%
  Jefferson Smurfit Corp. 8.25%, 10/1/12 ....  B           25          26,125
  Jefferson Smurfit Corp. 7.50%, 6/1/13 .....  B           70          69,650
  Longview Fibre Co. 10%, 1/15/09 ...........  B+          25          27,125
                                                                 ------------
                                                                      122,900
                                                                 ------------
PAPER PRODUCTS--1.3%
  Buckeye Technologies, Inc. 8%, 10/15/10 ...  B           75          69,187
  Georgia-Pacific Corp. 8.25%, 3/1/23 .......  BB+         75          77,438
  Solo Cup Co. 144A 8.50%, 2/15/14 (b) ......  B-         100          93,500
                                                                 ------------
                                                                      240,125
                                                                 ------------
PERSONAL PRODUCTS--0.9%
  Elizabeth Arden, Inc. 7.75%, 1/15/14 ......  B-         175         178,938
                                                                 ------------
PHARMACEUTICALS--0.5%
  Alpharma, Inc. 144A 8.625%, 5/1/11 (b) ....  B+          90          93,600
                                                                 ------------
PUBLISHING & PRINTING--1.6%
  Dex Media West LLC/Dex Media West Finance
    Co. Series B 9.875%, 8/15/13 ............  B           50          55,125
  Dex Media, Inc. 144A 8%, 11/15/13 (b) .....  B          125         120,625
  Houghton Mifflin Co. 8.25%, 2/1/11 ........  B           75          75,375
  PRIMEDIA, Inc. 8.875%, 5/15/11 ............  B           45          44,775
                                                                 ------------
                                                                      295,900
                                                                 ------------
RAILROADS--0.5%
  Union Pacific Corp. 3.625%, 6/1/10 ........  BBB        100          94,041
                                                                 ------------
REITS--0.3%
  Host Marriott LP Series G 9.25%, 10/1/07 ..  B+          50          55,375
                                                                 ------------
RESTAURANTS--0.8%
  Dominos, Inc. 8.25%, 7/1/11 ...............  B-          40          42,600
  Friendly Ice Cream Corp. 144A 8.375%,
    6/15/12 (b) .............................  B-          90          87,750
  O'Charley's, Inc. 9%, 11/1/13 .............  B           25          26,000
                                                                 ------------
                                                                      156,350
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.3%
  Amkor Technology, Inc. 144A 7.125%,
    3/15/11 (b) .............................  B           70          65,975
                                                                 ------------
SPECIALTY CHEMICALS--0.3%
  Huntsman International Holdings LLC 0%,
    12/31/09 ................................  CCC+       100          49,500
                                                                 ------------
SPECIALTY STORES--0.4%
  Cole National Group 8.875%, 5/15/12 .......  B           45          48,263
  JohnsonDiversey, Inc. Series B 9.625%,
    5/15/12 .................................  B           25          27,375
                                                                 ------------
                                                                       75,638
                                                                 ------------

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES

                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    ------------

STEEL--0.2%
  International Steel Group, Inc. 144A 6.50%,
    4/15/14 (b) .............................  BB        $ 50    $     47,125
                                                                 ------------
TEXTILES--0.7%
  INVISTA 144A 9.25%, 5/1/12 (b) ............  B+         125         126,250
                                                                 ------------
TIRES & RUBBER--0.4%
  Goodyear Tire & Rubber Co. (The) 7.857%,
    8/15/11 .................................  B-          75          68,813
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--3.4%
  Airgate PCS, Inc. 144A 9.375%, 9/1/09 (b) .  CCC-        25          24,687
  Airgate PCS, Inc. 9.375%, 9/1/09 ..........  CCC-        75          74,063
  Centennial Celluar Operating Co./Centennial
    Communications Corp. 10.125%,
    6/15/13 .................................  CCC        125         129,688
  Dobson Communications Corp. 8.875%,
    10/1/13 .................................  CCC+       100          76,500
  Nextel Communications, Inc. 7.375%,
    8/1/15 ..................................  BB          40          40,600
  Nextel Partners, Inc. 8.125%, 7/1/11 ......  B-         150         153,750
  Rural Cellular Corp. 9.875%, 2/1/10 .......  CCC         50          49,875
  TeleCorp PCS, Inc. 10.625%, 7/15/10 .......  BBB         58          65,477
  Western Wireless Corp., 9.25%, 7/15/13 ....  CCC         25          25,875
                                                                 ------------
                                                                      640,515
                                                                 ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $12,496,473) .............................      12,542,534
                                                                 ------------
FOREIGN CORPORATE BONDS(f)--3.2%
CANADA--2.1%
  Biovail Corp. 7.875%, 4/1/10 ..............  BB-        125         124,062
  CHC Helicopter Corp. 144A 7.375%,
    5/1/14 (b) ..............................  B           20          19,750
  Norske Skog Canada 7.375%, 3/1/14 .........  BB         100          97,250
  Nova Chemicals Corp. 6.50%, 1/15/12 .......  BB+         75          74,250
  Rogers Wireless Communications, Inc. ......
  9.625%, 5/1/11 ............................  BB+         25          28,188
  Tembec Industries, Inc. 7.75%, 3/15/12 ....  BB-         50          48,500
                                                                 ------------
                                                                      392,000
                                                                 ------------
FRANCE--0.3%
  Rhodia SA 144A 8.875%, 6/1/11 (b) .........  CCC+        75          63,750
                                                                 ------------
IRELAND--0.4%
  Eircom Funding 8.25%, 8/15/13 .............  BB-         50          52,250
  JSG Funding plc 9.625%, 10/1/12 ...........  B           25          27,500
                                                                 ------------
                                                                       79,750
                                                                 ------------
UNITED STATES--0.4%
  Couche-Tard U.S. LP/Couch-Tard Finance
    Corp. 7.50%, 12/15/13 ...................  B           65          65,325
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $603,026) ................................         600,825
                                                                 ------------
DOMESTIC CONVERTIBLE BONDS--13.7%
ADVERTISING--0.3%
  Lamar Advertising Co. Cv. 2.875%,
    12/31/10 ................................  B           50          53,938
                                                                 ------------
AEROSPACE & DEFENSE--0.5%
  Alliant Techsystems, Inc. Cv. 144A 2.75%,
    2/15/24 (b) .............................  B          100         104,000
                                                                 ------------
APPLICATION SOFTWARE--0.6%
  Mentor Graphics Corp. Cv. 6.875%,
    6/15/07 .................................  NR         100         105,750
                                                                 ------------
BIOTECHNOLOGY--0.6%
  Amylin Pharmaceuticals, Inc. Cv. 144A
    2.50%, 4/15/11 (b) ......................  NR          65          63,050


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    ------------

BIOTECHNOLOGY--CONTINUED
  Invitrogen Corp. Cv. 144A 1.50%, 2/15/24 (b) NR        $ 50    $     47,188
                                                                 ------------
                                                                      110,238
                                                                 ------------
BROADCASTING & CABLE TV--0.7%
  Liberty Media Corp. Cv. 3.25%, 3/15/31 ....  BBB-       125         111,875
  Sinclair Broadcast Group, Inc. Cv. 4.875%,
    7/15/18 (d) .............................  B           15          13,950
                                                                 ------------
                                                                      125,825
                                                                 ------------
CASINOS & GAMING--0.2%
  International Game Technology Cv. 0%,
    1/29/33 .................................  BBB         50          42,438
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.1%
  Corning, Inc. Cv. 3.50%, 11/1/08 ..........  BB+         20          28,250
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--0.7%
  EMC Corp. Cv. 4.50%, 4/1/07 ...............  BBB        125         137,031
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
  AGCO Corp. Cv. 144A 1.75%, 12/31/33 (b) ...  BB-        100         110,625
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
  DST Systems, Inc. Cv. 4.125%, 8/15/23 .....  NR         100         125,000
                                                                 ------------
DISTILLERS & VINTNERS--0.7%
  Constellation Brands, Inc. Cv. Series A
    5.75%, 9/1/06 ...........................  B            4         131,720
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
  Kroll, Inc. Cv. 144A 1.75%, 1/15/14 (b) ...  B           50          53,000
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
  Artesyn Technologies, Inc. Cv. 5.50%,
    8/15/10 .................................  NR          30          42,825
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
  Flir Systems, Inc. Cv. 3%, 6/1/23 .........  B+         100         142,875
                                                                 ------------
FOOD RETAIL--0.7%
  Albertson's Inc. Cv. 7.50%, 5/16/07 .......  BBB          5         138,450
                                                                 ------------
HEALTH CARE EQUIPMENT--0.4%
  Medtronic, Inc. Cv. 1.25%, 9/15/21 ........  AA-         75          76,125
                                                                 ------------
HEALTH CARE FACILITIES--0.7%
  Lifepoint Hospital Holdings, Inc. Cv. 4.50%,
    6/1/09 ..................................  B           75          77,906
  Universal Health Services, Inc. Cv. 0.426%,
    6/23/20 .................................  BBB        100          59,375
                                                                 ------------
                                                                      137,281
                                                                 ------------
HEALTH CARE SUPPLIES--1.0%
  Advanced Medical Optics Cv. 144A 2.50%,
    7/15/24 (b) .............................  B(c)        20          21,975
  Fisher Scientific International, Inc. Cv.
    2.50%, 10/1/23 ..........................  BB-        125         175,781
                                                                 ------------
                                                                      197,756
                                                                 ------------
MOVIES & ENTERTAINMENT--0.6%
  Walt Disney Co. (The) Cv. 2.125%, 4/15/23 .  BBB+       100         107,250
                                                                 ------------
OFFICE ELECTRONICS--0.2%
  Maxtor Corp. Cv. 6.80%, 4/30/10 ...........  B(c)        40          42,400
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.4%
  Schlumberger Ltd. Cv. 1.50%, 6/1/23 .......  A+          75          79,406
                                                                 ------------
PACKAGED FOODS & MEATS--0.5%
  Nestle Holding, Inc. Series WW Cv. 3%,
    5/9/05 ..................................  AAA         80          94,352
                                                                 ------------
PHARMACEUTICALS--0.4%
  Watson Pharmaceutical, Inc. Cv. 1.75%,
    3/15/23 .................................  BBB-        75          70,781
                                                                 ------------

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES

                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   ------    ------------

PROPERTY & CASUALTY INSURANCE--0.1%
  XL Capital Ltd. Cv. 6.50%, 5/15/07 ........  A         $  1    $     25,390
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.3%
  Teradyne, Inc. Cv. 3.75%, 10/15/06 ........  B+          50          53,000
                                                                 ------------
SEMICONDUCTORS--1.2%
  LSI Logic Corp. Cv. 4%, 5/15/10 ...........  B          100         100,500
  RF Micro Devices, Inc. Cv. 1.50%, 7/1/10 ..  B-         100         118,500
                                                                 ------------
                                                                      219,000
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Nextel Communications, Inc. Cv. 5.25%,
    1/15/10 .................................  BB          50          48,875
                                                                 ------------
TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $2,493,000) ..............................       2,603,581
                                                                 ------------
FOREIGN CONVERTIBLE BONDS(f)--2.5%
CANADA--1.3%
  Fairmont Hotels & Resorts, Inc. Cv. 3.75%,
    12/1/23 .................................  NR         100         101,250
  Placer Dome, Inc. Cv. 144A 2.75%,
    10/15/23 (b) ............................  BBB+       125         141,250
                                                                 ------------
                                                                      242,500
                                                                 ------------
ISRAEL--0.6%
  Teva Pharmaceutical Finance LLC Class A Cv
    0.50%, 2/1/24 ...........................  BBB         25          25,812
  Teva Pharmaceutical Finance NV Cv. 0.375%,
    11/15/22 ................................  BBB         55          87,587
                                                                 ------------
                                                                      113,399
                                                                 ------------
UNITED STATES--0.6%
  Tyco International Group SA Cv. 2.75%,
    1/15/18 .................................  BBB         75         112,688
                                                                 ------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $406,801) ................................         468,587
                                                                 ------------


                                                       SHARES
                                                       ------

DOMESTIC CONVERTIBLE PREFERRED STOCKS--3.9%
ADVERTISING--0.3%
  Interpublic Group of Cos., Inc. Series A
    Cv. Pfd 5.375% ...............................     1,000          51,030
                                                                  ----------
AEROSPACE & DEFENSE--0.4%
  Northrop Grumman Corp. Cv. Pfd. 7.25% ..........       700          74,424
                                                                  ----------
BROADCASTING & CABLE TV--0.3%
  Sinclair Broadcasting Group, Inc. Series D
    Cv. Pfd. 6% ..................................     1,500          64,875
                                                                  ----------
ELECTRIC UTILITIES--0.6%
  FPL Group, Inc. Cv. Pfd. 8% ....................     2,000         109,620
                                                                  ----------


                                                       SHARES       VALUE
                                                       ------    -----------

MULTI-SECTOR HOLDINGS--0.4%
  Prudential Financial, Inc. Cv. Pfd. 6.75% ......     1,000     $    69,930
                                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
  Dominion Resources, Inc. Cv. Pfd. 9.50% ........     1,400          76,160
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--1.3%
  Chesapeake Energy Corp. Cv. Pfd. 6% ............      2,500        193,437
  Kerr-McGee Corp. Cv. Pfd 5.5% ..................      1,000         56,490
                                                                 -----------
                                                                     249,927
                                                                 -----------
PAPER PACKAGING--0.2%
  Temple-Inland, Inc. Cv. Pfd. 7.5% ..............       700          41,174
                                                                 -----------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
  (Identified cost $689,313) ................................        737,140
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--93.5%
  (Identified cost $17,470,070) .............................     17,722,987
                                                                 -----------


                                                        PAR
                                                       VALUE
                                                       (000)
                                                       ------
SHORT-TERM OBLIGATIONS--5.6%
FEDERAL AGENCY SECURITIES--5.6%
  FHLB 1.20%, 7/1/04 .............................     $1,071      1,071,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,071,000) ..............................      1,071,000
                                                                 -----------
TOTAL INVESTMENTS--99.1%
  (Identified cost $18,541,070) .............................     18,793,987(a)
  Other assets and liabilities, net--0.9% ...................        163,843
                                                                 -----------
NET ASSETS--100.0% ..........................................    $18,957,830
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $608,918 and gross depreciation of $361,770 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $18,546,839.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to a value of $3,587,218 or 18.9% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) All  or  a  portion   segregated  as  collateral  for  a  delayed   delivery
    transaction.
(f) Foreign Corporate Bonds and Foreign Convertible Bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(g) Delayed delivery security.

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $18,541,070) .........................   $18,793,987
Cash .................................................................................        74,923
Receivables
  Interest and dividends .............................................................       294,187
  Investments securities sold ........................................................       132,580
  Fund shares sold ...................................................................        47,710
Prepaid expenses .....................................................................             8
                                                                                         -----------
    Total assets .....................................................................    19,343,395
                                                                                         -----------
LIABILITIES
Payables
  Investments securities purchased ...................................................       305,145
  Fund shares repurchased ............................................................        24,934
  Printing fee .......................................................................        22,597
  Professional fee ...................................................................        21,168
  Financial agent fee ................................................................         3,804
  Administration fee .................................................................         1,215
  Trustees' fee ......................................................................         1,039
  Investment advisory fee ............................................................           286
Accrued expenses .....................................................................         5,377
                                                                                         -----------
    Total liabilities ................................................................       385,565
                                                                                         -----------
NET ASSETS ...........................................................................   $18,957,830
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $18,518,216
  Undistributed net investment income ................................................        29,898
  Accumulated net realized gain ......................................................       156,799
  Net unrealized appreciation ........................................................       252,917
                                                                                         -----------
NET ASSETS ...........................................................................   $18,957,830
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     1,669,206
                                                                                         ===========
Net asset value and offering price per share .........................................        $11.36
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Interest ...........................................................................   $ 510,611
  Dividends ..........................................................................      21,457
  Foreign taxes withheld .............................................................         (21)
                                                                                         ---------
    Total investment income ..........................................................     532,047
                                                                                         ---------
EXPENSES
  Investment advisory fee ............................................................      63,948
  Financial agent fee ................................................................      21,251
  Administration fee .................................................................       6,821
  Professional .......................................................................      18,013
  Printing ...........................................................................      12,078
  Custodian ..........................................................................      10,954
  Trustees ...........................................................................       3,241
  Miscellaneous ......................................................................       4,331
                                                                                         ---------
    Total expenses ...................................................................     140,637
    Less expenses borne by investment adviser ........................................     (63,884)
    Custodian fees paid indirectly ...................................................         (15)
                                                                                         ---------
    Net expenses .....................................................................      76,738
                                                                                         ---------
NET INVESTMENT INCOME ................................................................     455,309
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................     160,592
  Net change in unrealized appreciation (depreciation) on investments ................    (588,816)
                                                                                         ---------
NET LOSS ON INVESTMENTS ..............................................................    (428,224)
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $  27,085
                                                                                         =========

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04       YEAR ENDED
                                                                                           (UNAUDITED)      12/31/03
                                                                                           -----------     ----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $   455,309     $   475,654
  Net realized gain (loss) .............................................................       160,592         107,352
  Net change in unrealized appreciation (depreciation) .................................      (588,816)        748,815
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        27,085       1,331,821
                                                                                           -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................      (425,411)       (481,158)
  Net realized short-term gains ........................................................            --         (97,704)
  Net realized long-term gains .........................................................            --         (17,646)
                                                                                           -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................      (425,411)       (596,508)
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (659,330 and 1,030,333 shares, respectively) ...........     7,658,141      11,503,462
  Net asset value of shares issued from reinvestment of distributions (37,179
    and 52,712 shares, respectively) ...................................................       425,411         596,508
  Cost of shares repurchased (229,924 and 211,011 shares, respectively) ................    (2,637,190)     (2,376,400)
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     5,446,362       9,723,570
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     5,048,036      10,458,883
NET ASSETS
  Beginning of period ..................................................................    13,909,794       3,450,911
                                                                                           -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $29,898 AND
    $0, RESPECTIVELY) ..................................................................   $18,957,830     $13,909,794
                                                                                           ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                     SIX MONTHS
                                                        ENDED                               FROM INCEPTION
                                                       6/30/04           YEAR ENDED           8/12/02 TO
                                                     (UNAUDITED)          12/31/03             12/31/02
                                                     -----------         ----------         --------------
Net asset value, beginning of period .............     $11.57              $10.44                $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................       0.29                0.59                  0.18
  Net realized and unrealized gain (loss) ........      (0.23)               1.23                  0.46
                                                       ------              ------                ------
    TOTAL FROM INVESTMENT OPERATIONS .............       0.06                1.82                  0.64
                                                       ------              ------                ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...........      (0.27)              (0.59)                (0.18)
  Distributions from net realized gains ..........         --               (0.10)                (0.02)
                                                       ------              ------                ------
    TOTAL DISTRIBUTIONS ..........................      (0.27)              (0.69)                (0.20)
                                                       ------              ------                ------
CHANGE IN NET ASSET VALUE ........................      (0.21)               1.13                  0.44
                                                       ------              ------                ------
NET ASSET VALUE, END OF PERIOD ...................     $11.36              $11.57                $10.44
                                                       ======              ======                ======
Total return .....................................       0.52%(3)           17.76%                 6.36%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........    $18,958             $13,910                $3,451
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..........................       0.90%(2)(4)         0.90%(4)              0.90%(2)(4)
  Net investment income ..........................       5.34%(2)            5.88%                 5.87%(2)
Portfolio turnover ...............................         24%(3)              54%                   24%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.65%, 2.52% and 7.03% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                      ------     -----------

DOMESTIC COMMON STOCKS--90.0%
AEROSPACE & DEFENSE--0.2%
  Honeywell International, Inc. ..................     3,100     $   113,553
                                                                 -----------
AGRICULTURAL PRODUCTS--0.4%
  Archer-Daniels-Midland Co. .....................    16,017         268,765
                                                                 -----------
AIR FREIGHT & COURIERS--0.6%
  United Parcel Service, Inc. Class B ............     5,100         383,367
                                                                 -----------
AIRLINES--0.3%
  AMR Corp. (b) ..................................    10,754         130,231
  Delta Air Lines, Inc. (b) ......................    11,286          80,356
                                                                 -----------
                                                                     210,587
                                                                 -----------
ALUMINUM--1.4%
  Alcoa, Inc. ....................................    26,330         869,680
                                                                 -----------
APPAREL RETAIL--1.4%
  Gap, Inc. (The) ................................    34,538         837,547
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.3%
  Bank of New York Co., Inc. (The) ...............    20,582         606,757
  Mellon Financial Corp. .........................    25,894         759,471
                                                                 -----------
                                                                   1,366,228
                                                                 -----------
BROADCASTING & CABLE TV--2.8%
  Clear Channel Communications, Inc. .............    14,561         538,029
  Comcast Corp. Special Class A (b) ..............    33,462         923,886
  Cox Communications, Inc. Class A (b) ...........     8,900         247,331
                                                                 -----------
                                                                   1,709,246
                                                                 -----------
COMMUNICATIONS EQUIPMENT--3.2%
  Corning, Inc. (b) ..............................    32,643         426,318
  Motorola, Inc. .................................    83,820       1,529,715
                                                                 -----------
                                                                   1,956,033
                                                                 -----------
COMPUTER HARDWARE--2.0%
  Apple Computer, Inc. (b) .......................    34,682       1,128,552
  International Business Machines Corp. ..........       800          70,520
                                                                 -----------
                                                                   1,199,072
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--1.7%
  EMC Corp. (b) ..................................    89,615       1,021,611
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.5%
  Caterpillar, Inc. ..............................     5,433         431,597
  Deere & Co. ....................................    24,171       1,695,354
                                                                 -----------
                                                                   2,126,951
                                                                 -----------
DIVERSIFIED BANKS--6.1%
  Bank of America Corp. ..........................     8,206         694,392
  Bank One Corp. .................................    26,821       1,367,871
  U.S. Bancorp ...................................    13,644         376,029
  Wachovia Corp. .................................    14,609         650,100
  Wells Fargo & Co. ..............................    10,540         603,204
                                                                 -----------
                                                                   3,691,596
                                                                 -----------
DIVERSIFIED CAPITAL MARKETS--0.5%
  J.P. Morgan Chase & Co. ........................     8,485         328,963
                                                                 -----------
DIVERSIFIED CHEMICALS--0.9%
  Du Pont (E.I.) de Nemours & Co. ................    12,591         559,292
                                                                 -----------
DRUG RETAIL--0.5%
  CVS Corp. ......................................     7,200         302,544
                                                                 -----------


                                                      SHARES        VALUE
                                                      ------     -----------

ELECTRIC UTILITIES--1.7%
  FPL Group, Inc. ................................     5,300     $   338,935
  PG&E Corp. (b) .................................     2,300          64,262
  Progress Energy, Inc. ..........................    10,614         467,547
  Southern Co. (The) .............................     5,200         151,580
                                                                 -----------
                                                                   1,022,324
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
  Emerson Electric Co. ...........................     8,001         508,464
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
  Agilent Technologies, Inc. (b) .................     7,020         205,546
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--0.8%
  Solectron Corp. (b) ............................    71,964         465,607
                                                                 -----------
ENVIRONMENTAL SERVICES--0.9%
  Waste Management, Inc. .........................    17,939         549,830
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
  Monsanto Co. ...................................    10,634         409,409
                                                                 -----------
FOOD RETAIL--0.8%
  Kroger Co. (The) (b) ...........................    26,370         479,934
                                                                 -----------
FOOTWEAR--1.1%
  NIKE, Inc. Class B .............................     8,408         636,906
                                                                 -----------
GENERAL MERCHANDISE STORES--0.9%
  Target Corp. ...................................    12,430         527,902
                                                                 -----------
GOLD--1.2%
  Newmont Mining Corp. ...........................    19,411         752,370
                                                                 -----------
HEALTH CARE DISTRIBUTORS--1.3%
  Cardinal Health, Inc. ..........................    11,100         777,555
                                                                 -----------
HEALTH CARE EQUIPMENT--1.2%
  Baxter International, Inc. .....................    20,317         701,140
  Guidant Corp. ..................................       900          50,292
                                                                 -----------
                                                                     751,432
                                                                 -----------
HOUSEHOLD PRODUCTS--0.5%
  Kimberly-Clark Corp. ...........................     4,900         322,812
                                                                 -----------
HOUSEWARES & SPECIALTIES--0.5%
  Newell Rubbermaid, Inc. ........................    12,547         294,855
                                                                 -----------
INDUSTRIAL CONGLOMERATES--3.1%
  General Electric Co. ...........................    24,700         800,280
  Tyco International Ltd. ........................    32,301       1,070,455
                                                                 -----------
                                                                   1,870,735
                                                                 -----------
INDUSTRIAL GASES--1.0%
  Praxair, Inc. ..................................    14,746         588,513
                                                                 -----------
INDUSTRIAL MACHINERY--2.8%
  Eaton Corp. ....................................    12,674         820,515
  Illinois Tool Works, Inc. ......................     6,229         597,299
  Parker Hannifin Corp. ..........................     5,157         306,635
                                                                 -----------
                                                                   1,724,449
                                                                 -----------
INTEGRATED OIL & GAS--4.7%
  Exxon Mobil Corp. ..............................    64,471       2,863,157
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.6%
  Qwest Communications International, Inc. (b) ...    74,300         266,737
  SBC Communications, Inc. .......................    26,800         649,900
  Verizon Communications, Inc. ...................    34,137       1,235,418
                                                                 -----------
                                                                   2,152,055
                                                                 -----------

                        See Notes to Financial Statements

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

                                                      SHARES        VALUE
                                                      ------     -----------

INVESTMENT BANKING & BROKERAGE--1.3%
  Goldman Sachs Group, Inc. (The) ................     2,800     $   263,648
  Merrill Lynch & Co., Inc. ......................    10,018         540,772
                                                                 -----------
                                                                     804,420
                                                                 -----------
MANAGED HEALTH CARE--0.8%
  CIGNA Corp. ....................................     7,300         502,313
                                                                 -----------
MOVIES & ENTERTAINMENT--3.2%
  Time Warner, Inc. (b) ..........................     7,300         128,334
  Viacom, Inc. Class B ...........................    17,089         610,419
  Walt Disney Co. (The) ..........................    46,011       1,172,820
                                                                 -----------
                                                                   1,911,573
                                                                 -----------
MULTI-LINE INSURANCE--2.6%
  American International Group, Inc. .............    17,504       1,247,685
  Hartford Financial Services Group, Inc. (The) ..     4,500         309,330
                                                                 -----------
                                                                   1,557,015
                                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
  Public Service Enterprise Group, Inc. ..........     3,914         156,677
                                                                 -----------
OFFICE ELECTRONICS--1.5%
  Xerox Corp. (b) ................................    61,847         896,782
                                                                 -----------
OIL & GAS DRILLING--0.5%
  GlobalSantaFe Corp. ............................    10,300         272,950
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--2.7%
  Baker Hughes, Inc. .............................    22,230         836,959
  Schlumberger Ltd. ..............................    12,894         818,898
                                                                 -----------
                                                                   1,655,857
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
  Citigroup, Inc. ................................    25,375       1,179,938
                                                                 -----------
PACKAGED FOODS & MEATS--3.0%
  Heinz (H.J.) Co. ...............................     8,800         344,960
  Kellogg Co. ....................................    11,922         498,936
  Kraft Foods, Inc. Class A ......................    31,000         982,080
                                                                 -----------
                                                                   1,825,976
                                                                 -----------
PAPER PRODUCTS--2.3%
  International Paper Co. ........................    30,484       1,362,635
                                                                 -----------
PERSONAL PRODUCTS--0.8%
  Gillette Co. (The) .............................    11,297         478,993
                                                                 -----------
PHARMACEUTICALS--5.8%
  Abbott Laboratories ............................    10,563         430,548
  Bristol-Myers Squibb Co. .......................    12,600         308,700
  Merck & Co., Inc. ..............................    14,887         707,132
  Pfizer, Inc. ...................................    10,700         366,796
  Schering-Plough Corp. ..........................    41,902         774,349
  Wyeth ..........................................    25,288         914,414
                                                                 -----------
                                                                   3,501,939
                                                                 -----------
PHOTOGRAPHIC PRODUCTS--0.3%
  Eastman Kodak Co. ..............................     7,100         191,558
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--0.7%
  Allstate Corp. (The) ...........................     2,500         116,375
  St. Paul Travelers Cos., Inc. (The) ............     8,213         332,955
                                                                 -----------
                                                                     449,330
                                                                 -----------
PUBLISHING & PRINTING--1.2%
  Tribune Co. ....................................    15,560         708,602
                                                                 -----------


                                                      SHARES        VALUE
                                                      ------     -----------

RAILROADS--1.6%
  CSX Corp. ......................................    12,551     $   411,296
  Union Pacific Corp. ............................     9,647         573,514
                                                                 -----------
                                                                     984,810
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--0.3%
  Teradyne, Inc. (b) .............................     7,624         173,065
                                                                 -----------
SEMICONDUCTORS--0.3%
  Texas Instruments, Inc. ........................     6,701         162,030
                                                                 -----------
SOFT DRINKS--1.6%
  PepsiCo, Inc. ..................................    18,319         987,028
                                                                 -----------
SPECIALTY CHEMICALS--0.6%
  Rohm and Haas Co. ..............................     8,803         366,029
                                                                 -----------
SYSTEMS SOFTWARE--0.9%
  Computer Associates International, Inc. ........     7,700         216,062
  Microsoft Corp. ................................    10,700         305,592
                                                                 -----------
                                                                     521,654
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $48,324,178) ............................      54,500,064
                                                                 -----------
FOREIGN COMMON STOCKS (c)--4.3%
COMMUNICATIONS EQUIPMENT--0.7%
  Nortel Networks Corp. (Canada) (b) .............    80,800         403,192
                                                                 -----------
DISTILLERS & VINTNERS--0.4%
  Diageo plc ADR (United Kingdom) ................     4,200         229,950
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
  Potash Corp. of Saskatchewan, Inc. (United States)   3,468         336,049
                                                                 -----------
GOLD--0.4%
  Barrick Gold Corp. (Canada) ....................    13,300         262,675
                                                                 -----------
INTEGRATED OIL & GAS--0.2%
  BP plc ADR (United Kingdom) ....................     2,300         123,211
                                                                 -----------
PHARMACEUTICALS--1.4%
  Novartis AG ADR (Switzerland) ..................    18,500         823,250
                                                                 -----------
RAILROADS--0.7%
  Canadian National Railway Co. (Canada) .........    10,060         438,516
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,378,792) .............................       2,616,843
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--94.3%
  (Identified cost $50,702,970) ............................      57,116,907
                                                                 -----------

                                                       PAR
                                                      VALUE
                                                      (000)
                                                      ------
SHORT-TERM OBLIGATIONS--6.0%
FEDERAL AGENCY SECURITIES--6.0%
  Fannie Mae 1.20%, 7/1/04 .......................    $3,633     $ 3,633,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,633,000) .............................       3,633,000
                                                                 -----------
TOTAL INVESTMENTS--100.3%
  (Identified cost $54,335,970) ............................      60,749,907(a)
  Other assets and liabilities, net--(0.3)% ................        (191,923)
                                                                 -----------
NET ASSETS--100.0% .........................................     $60,557,984
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,855,845 and gross depreciation of $606,385 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $54,500,447.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $54,335,970) .........................   $60,749,907
Cash .................................................................................         4,273
Receivables
  Investment securities sold .........................................................       218,611
  Fund shares sold ...................................................................       126,715
  Dividends ..........................................................................        53,564
Prepaid expenses .....................................................................            14
                                                                                         -----------
    Total assets .....................................................................    61,153,084
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ....................................................       438,065
  Fund shares repurchased ............................................................        69,275
  Investment advisory fee ............................................................        23,561
  Financial agent fee ................................................................         5,651
  Administration fee .................................................................         3,816
  Trustees' fee ......................................................................         1,039
Accrued expenses .....................................................................        53,693
                                                                                         -----------
    Total liabilities ................................................................       595,100
                                                                                         -----------
NET ASSETS ...........................................................................   $60,557,984
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $53,885,160
  Undistributed net investment income ................................................       196,356
  Accumulated net realized gain ......................................................        62,531
  Net unrealized appreciation ........................................................     6,413,937
                                                                                         -----------
NET ASSETS ...........................................................................   $60,557,984
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     4,571,017
                                                                                         ===========
Net asset value and offering price per share .........................................        $13.25
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $  403,510
  Interest ...........................................................................       15,305
  Foreign taxes withheld .............................................................       (2,378)
                                                                                         ----------
    Total investment income ..........................................................      416,437
                                                                                         ----------
EXPENSES
  Investment advisory fee ............................................................      183,401
  Financial agent fee ................................................................       31,270
  Administration fee .................................................................       19,563
  Custodian ..........................................................................       19,075
  Professional .......................................................................       15,816
  Printing ...........................................................................       15,781
  Trustees ...........................................................................        3,241
  Miscellaneous ......................................................................        1,105
                                                                                         ----------
    Total expenses ...................................................................      289,252
    Less expenses borne by investment adviser ........................................      (69,167)
    Custodian fees paid indirectly ...................................................           (4)
                                                                                         ----------
    Net expenses .....................................................................      220,081
                                                                                         ----------
NET INVESTMENT INCOME ................................................................      196,356
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................      101,946
  Net change in unrealized appreciation (depreciation) on investments ................    1,386,275
                                                                                         ----------
NET GAIN ON INVESTMENTS ..............................................................    1,488,221
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $1,684,577
                                                                                         ==========

                        See Notes to Financial Statements

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04       YEAR ENDED
                                                                                           (UNAUDITED)      12/31/03
                                                                                           -----------     ----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $   196,356     $   141,661
  Net realized gain (loss) .............................................................       101,946         137,337
  Net change in unrealized appreciation (depreciation) .................................     1,386,275       5,031,710
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................     1,684,577       5,310,708
                                                                                           -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................            --        (141,661)
  Net realized short-term gains ........................................................       (81,823)        (68,905)
  Net realized long-term gains .........................................................       (19,547)
                                                                                           -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................      (101,370)       (210,566)
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,989,406 and 2,754,266 shares, respectively) .........    25,916,728      30,956,323
  Net asset value of shares issued from reinvestment of distributions (7,724 and
    16,471 shares, respectively) .......................................................       101,370         210,566
  Cost of shares repurchased (252,660 and 314,183 shares, respectively) ................    (3,293,679)     (3,681,346)
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................    22,724,419      27,485,543
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................    24,307,626      32,585,685
NET ASSETS
  Beginning of period ..................................................................    36,250,358       3,664,673
                                                                                           -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $196,356 AND
    $0, RESPECTIVELY) ..................................................................   $60,557,984     $36,250,358
                                                                                           ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                       SIX MONTHS
                                                          ENDED                                FROM INCEPTION
                                                         6/30/04            YEAR ENDED           8/12/02 TO
                                                       (UNAUDITED)           12/31/03             12/31/02
                                                       -----------          ----------         --------------
Net asset value, beginning of period ............         $12.82              $ 9.90                $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................           0.04                0.05                  0.02
  Net realized and unrealized gain (loss) .......           0.41                2.94                 (0.10)
                                                          ------              ------                ------
    TOTAL FROM INVESTMENT OPERATIONS ............           0.45                2.99                 (0.08)
                                                          ------              ------                ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........             --               (0.05)                (0.02)
  Distributions from net realized gains .........          (0.02)              (0.02)                   --
                                                          ------              ------                ------
    TOTAL DISTRIBUTIONS .........................          (0.02)              (0.07)                (0.02)
                                                          ------              ------                ------
CHANGE IN NET ASSET VALUE .......................           0.43                2.92                 (0.10)
                                                          ------              ------                ------
NET ASSET VALUE, END OF PERIOD ..................         $13.25              $12.82                $ 9.90
                                                          ======              ======                ======
Total return ....................................           3.47%(3)           30.24%                (0.76)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........        $60,558             $36,250                $3,665
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .........................           0.90%(2)(4)         0.90%(4)              0.90%(2)(4)
  Net investment income .........................           0.80%(2)            0.87%                 0.95%(2)
Portfolio turnover ..............................             13%(3)              25%                   11%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.18%, 1.85% and 9.26% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                      ------     -----------

DOMESTIC COMMON STOCKS--90.6%
ADVERTISING--1.1%
  Interpublic Group of Cos., Inc. (The) (b) ......    13,600     $   186,728
                                                                 -----------
AGRICULTURAL PRODUCTS--1.8%
  Archer-Daniels-Midland Co. .....................    19,100         320,498
                                                                 -----------
APPAREL RETAIL--3.2%
  Foot Locker, Inc. ..............................    13,400         326,156
  Limited Brands .................................     6,200         115,940
  Payless ShoeSource, Inc. (b) ...................     8,600         128,226
                                                                 -----------
                                                                     570,322
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
  Hilfiger (Tommy) Corp. (b) .....................    16,800         254,352
                                                                 -----------
APPLICATION SOFTWARE--1.0%
  Cadence Design Systems, Inc. (b) ...............    12,500         182,875
                                                                 -----------
AUTO PARTS & EQUIPMENT--2.1%
  Dana Corp. .....................................    18,800         368,480
                                                                 -----------
CASINOS & GAMING--1.6%
  Caesars Entertainment, Inc. (b) ................    18,900         283,500
                                                                 -----------
COMMERCIAL PRINTING--2.1%
  Donnelley (R.R.) & Sons Co. ....................    11,089         366,159
                                                                 -----------
COMMUNICATIONS EQUIPMENT--1.0%
  Avaya, Inc. (b) ................................    11,300         178,427
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.6%
  Cummins, Inc. ..................................     4,600         287,500
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.1%
  Computer Sciences Corp. (b) ....................     4,100         190,363
                                                                 -----------
DEPARTMENT STORES--2.2%
  Federated Department Stores, Inc. ..............     1,900          93,290
  May Department Stores Co. (The) ................     4,400         120,956
  Penney (J.C.) Co., Inc. ........................     4,800         181,248
                                                                 -----------
                                                                     395,494
                                                                 -----------
DISTRIBUTORS--2.4%
  Genuine Parts Co. ..............................    10,600         420,608
                                                                 -----------
DIVERSIFIED CHEMICALS--2.6%
  Eastman Chemical Co. ...........................    10,000         462,300
                                                                 -----------
ELECTRIC UTILITIES--5.0%
  Ameren Co. .....................................     8,000         343,680
  CMS Energy Corp. (b) ...........................    22,800         208,164
  Northeast Utilities ............................    13,200         257,004
  Puget Energy, Inc. .............................     3,900          85,449
                                                                 -----------
                                                                     894,297
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.1%
  Hubbell, Inc. Class B ..........................     7,800         364,338
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--4.2%
  IMC Global, Inc. ...............................    21,600         289,440
  Monsanto Co. ...................................    11,600         446,600
                                                                 -----------
                                                                     736,040
                                                                 -----------
FOOD RETAIL--1.6%
  Albertson's, Inc. ..............................     3,500          92,890
  Safeway, Inc. (b) ..............................     5,300         134,302
  SUPERVALU, Inc. ................................     1,800          55,098
                                                                 -----------
                                                                     282,290
                                                                 -----------


                                                      SHARES        VALUE
                                                      ------     -----------

GAS UTILITIES--2.3%
  NiSource, Inc. .................................    13,400     $   276,308
  Southwest Gas Corp. ............................     5,700         137,541
                                                                 -----------
                                                                     413,849
                                                                 -----------
HEALTH CARE SERVICES--1.4%
  Caremark Rx, Inc. (b) ..........................     7,500         247,050
                                                                 -----------
HEALTH CARE SUPPLIES--1.9%
  Bausch & Lomb, Inc. ............................     5,100         331,857
                                                                 -----------
HOME FURNISHINGS--1.5%
  Leggett & Platt, Inc. ..........................     9,700         259,087
                                                                 -----------
HOUSEHOLD APPLIANCES--1.8%
  Snap-on, Inc. ..................................     9,600         322,080
                                                                 -----------
HOUSEWARES & SPECIALTIES--2.2%
  American Greetings Corp. Class A (b) ...........     5,600         129,808
  Newell Rubbermaid, Inc. ........................     9,100         213,850
  Tupperware Corp. ...............................     2,200          42,746
                                                                 -----------
                                                                     386,404
                                                                 -----------
INDUSTRIAL MACHINERY--1.9%
  Timken Co. (The) ...............................    12,800         339,072
                                                                 -----------
INSURANCE BROKERS--0.8%
  Gallagher (Arthur J.) & Co. ....................     4,500         137,025
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
  CenturyTel, Inc. ...............................     4,300         129,172
                                                                 -----------
LIFE & HEALTH INSURANCE--1.2%
  Conseco, Inc. (b) ..............................     5,400         107,460
  Lincoln National Corp. .........................     2,200         103,950
                                                                 -----------
                                                                     211,410
                                                                 -----------
MANAGED HEALTH CARE--2.2%
  Aetna, Inc. ....................................     4,500         382,500
                                                                 -----------
METAL & GLASS CONTAINERS--4.3%
  Ball Corp. .....................................     4,800         345,840
  Pactiv Corp. (b) ...............................    16,900         421,486
                                                                 -----------
                                                                     767,326
                                                                 -----------
MOVIES & ENTERTAINMENT--0.3%
  Metro-Goldwyn-Mayer, Inc. (b) ..................     5,000          60,500
                                                                 -----------
OIL & GAS DRILLING--2.8%
  GlobalSantaFe Corp. ............................     8,000         212,000
  Pride International, Inc. (b) ..................    16,400         280,605
                                                                 -----------
                                                                     492,605
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--2.2%
  Halliburton Co. ................................    12,900         390,354
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--2.3%
  EOG Resources, Inc. ............................     6,800         406,028
                                                                 -----------
PACKAGED FOODS & MEATS--1.0%
  Dean Foods Co. (b) .............................     4,900         182,819
                                                                 -----------
PAPER PRODUCTS--4.0%
  Georgia-Pacific Corp. ..........................    10,795         399,199
  MeadWestvaco Corp. .............................    10,700         314,473
                                                                 -----------
                                                                     713,672
                                                                 -----------

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

                                                      SHARES        VALUE
                                                      ------     -----------

PHARMACEUTICALS--2.1%
  King Pharmaceuticals, Inc. (b) .................    16,800     $   192,360
  Mylan Laboratories, Inc. .......................     8,475         171,618
                                                                 -----------
                                                                     363,978
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--2.7%
  MBIA, Inc. .....................................     1,200          68,544
  SAFECO Corp. ...................................     9,500         418,000
                                                                 -----------
                                                                     486,544
                                                                 -----------
REINSURANCE--2.1%
  Everest Re Group Ltd. ..........................     4,100         329,476
  Transatlantic Holdings, Inc. ...................       500          40,495
                                                                 -----------
                                                                     369,971
                                                                 -----------
REITS--3.0%
  Health Care Property Investors, Inc. ...........     2,800          67,312
  Healthcare Realty Trust, Inc. ..................     5,600         209,888
  Host Marriott Corp. (b) ........................    20,400         252,145
                                                                 -----------
                                                                     529,345
                                                                 -----------
RESTAURANTS--0.5%
  Yum! Brands, Inc. ..............................     2,400          89,328
                                                                 -----------
SPECIALTY CHEMICALS--0.8%
  Crompton Corp. .................................    22,400         141,120
                                                                 -----------
SPECIALTY STORES--1.0%
  Office Depot, Inc. (b) .........................    10,000         179,100
                                                                 -----------
SYSTEMS SOFTWARE--2.1%
  Network Associates, Inc. (b) ...................     8,100         146,853
  Sybase, Inc. (b) ...............................    12,500         225,000
                                                                 -----------
                                                                     371,853
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--1.5%
  PMI Group, Inc. (The) ..........................     5,900         256,768
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS--1.9%
  Grainger (W.W.), Inc. ..........................     5,900         339,250
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $13,209,126) ............................      16,044,638
                                                                 -----------
FOREIGN COMMON STOCKS(c)--5.7%
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
  CNH Global NV (Italy) ..........................     5,520         113,933
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.5%
  Potash Corp. of Saskatchewan, Inc. (United States)   2,700         261,630
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--1.8%
  XL Capital Ltd. Class A (Bermuda) ..............     4,200         316,932
                                                                 -----------
REINSURANCE--1.7%
  PartnerRe Ltd. (Bermuda) .......................     5,500         312,015
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $873,884) ...............................       1,004,510
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--96.3%
  (Identified cost $14,083,010) ............................      17,049,148
                                                                 -----------


                                                        PAR
                                                       VALUE
                                                       (000)       VALUE
                                                       ------    -----------

SHORT-TERM OBLIGATIONS--4.7%
FEDERAL AGENCY SECURITIES--4.7%
  Fannie Mae 1.20%, 7/1/04 .......................      $837     $   837,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $837,000) ................................        837,000
                                                                 -----------
TOTAL INVESTMENTS--101.0%
  (Identified cost $14,920,010) .............................     17,886,148(a)
  Other assets and liabilities, net--(1.0)% .................       (169,570)
                                                                 -----------
NET ASSETS--100.0% ..........................................    $17,716,578
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,059,809 and gross depreciation of $123,910 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $14,950,249.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $14,920,010) .........................   $17,886,148
Cash .................................................................................           374
Receivables
  Fund shares sold ...................................................................        32,848
  Dividends ..........................................................................        14,794
Prepaid expenses .....................................................................             6
                                                                                         -----------
    Total assets .....................................................................    17,934,170
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ....................................................       124,481
  Fund shares repurchased ............................................................        38,185
  Printing fee .......................................................................        23,371
  Professional fee ...................................................................        19,957
  Financial agent fee ................................................................         3,650
  Investment advisory fee ............................................................         1,602
  Administration fee .................................................................         1,108
  Trustees' fee ......................................................................         1,038
Accrued expenses .....................................................................         4,200
                                                                                         -----------
    Total liabilities ................................................................       217,592
                                                                                         -----------
NET ASSETS ...........................................................................   $17,716,578
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $14,737,532
  Undistributed net investment income ................................................        21,740
  Accumulated net realized loss ......................................................        (8,832)
  Net unrealized appreciation ........................................................     2,966,138
                                                                                         -----------
NET ASSETS ...........................................................................   $17,716,578
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     1,318,523
                                                                                         ===========
Net asset value and offering price per share .........................................        $13.44
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $  117,664
  Interest ...........................................................................        3,941
  Foreign taxes withheld .............................................................         (525)
                                                                                         ----------
    Total investment income ..........................................................      121,080
                                                                                         ----------
EXPENSES
  Investment advisory fee ............................................................       62,131
  Financial agent fee ................................................................       20,503
  Administration fee .................................................................        5,848
  Professional .......................................................................       17,366
  Printing ...........................................................................       12,508
  Custodian ..........................................................................       11,113
  Trustees ...........................................................................        3,241
  Miscellaneous ......................................................................          926
                                                                                         ----------
    Total expenses ...................................................................      133,636
    Less expenses borne by investment adviser ........................................      (60,539)
    Custodian fees paid indirectly ...................................................           (3)
                                                                                         ----------
    Net expenses .....................................................................       73,094
                                                                                         ----------
NET INVESTMENT INCOME ................................................................       47,986
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................       67,044
  Net change in unrealized appreciation (depreciation) on investments ................    1,197,079
                                                                                         ----------
NET GAIN ON INVESTMENTS ..............................................................    1,264,123
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $1,312,109
                                                                                         ==========

                        See Notes to Financial Statements

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04       YEAR ENDED
                                                                                           (UNAUDITED)      12/31/03
                                                                                           -----------     ----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    47,986     $    49,567
  Net realized gain (loss) .............................................................        67,044          (4,430)
  Net change in unrealized appreciation (depreciation) .................................     1,197,079       1,738,459
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................     1,312,109       1,783,596
                                                                                           -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................       (26,246)        (48,688)
  Net realized short-term gains ........................................................            --         (57,339)
  Net realized long-term gains .........................................................            --          (2,585)
                                                                                           -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................       (26,246)       (108,612)
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (466,783 and 847,100 shares, respectively) .............     6,021,917       9,028,985
  Net asset value of shares issued from reinvestment of distributions (1,971 and
    8,853 shares, respectively) ........................................................        26,246         108,612
  Cost of shares repurchased (108,664 and 119,804 shares, respectively) ................    (1,405,805)     (1,241,627)
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     4,642,358       7,895,970
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     5,928,221       9,570,954
NET ASSETS
  Beginning of period ..................................................................    11,788,357       2,217,403
                                                                                           -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $21,740 AND
    $0, RESPECTIVELY) ..................................................................   $17,716,578     $11,788,357
                                                                                           ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                       SIX MONTHS
                                                          ENDED                            FROM INCEPTION
                                                         6/30/04          YEAR ENDED        8/12/02 TO
                                                       (UNAUDITED)         12/31/03          12/31/02
                                                       -----------        ----------       --------------
Net asset value, beginning of period ..............       $12.30            $ 9.98              $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ....................         0.04              0.05                0.03
  Net realized and unrealized gain (loss) .........         1.12              2.38               (0.02)
                                                          ------            ------              ------
    TOTAL FROM INVESTMENT OPERATIONS ..............         1.16              2.43                0.01
                                                          ------            ------              ------
LESS DISTRIBUTIONS
  Dividends from net investment income ............        (0.02)            (0.05)              (0.03)
  Distributions from net realized gains ...........           --             (0.06)                 --
                                                          ------            ------              ------
    TOTAL DISTRIBUTIONS ...........................        (0.02)            (0.11)              (0.03)
                                                          ------            ------              ------
CHANGE IN NET ASSET VALUE .........................         1.14              2.32               (0.02)
                                                          ------            ------              ------
NET ASSET VALUE, END OF PERIOD ....................       $13.44            $12.30              $ 9.98
                                                          ======            ======              ======
Total return ......................................         9.41%(3)         24.47%               0.04%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...........      $17,717           $11,788              $2,217
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ...........................         1.00%(2)(4)       1.00%(4)            1.00%(2)(4)
  Net investment income (loss) ....................         0.66%(2)          0.84%               1.11%(2)
Portfolio turnover ................................            8%(3)            18%                  6%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.83%, 3.17% and 10.05% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                      ------     -----------

DOMESTIC COMMON STOCKS--93.6%
ADVERTISING--0.0%
  Lamar Advertising Co. Class A (b) ..............       600     $    26,010
                                                                 -----------
AEROSPACE & DEFENSE--0.5%
  Lockheed Martin Corp. ..........................     6,660         346,851
  Northrop Grumman Corp. .........................     1,160          62,292
                                                                 -----------
                                                                     409,143
                                                                 -----------
AIR FREIGHT & COURIERS--1.0%
  FedEx Corp. ....................................     7,410         605,323
  United Parcel Service, Inc. Class B ............     3,300         248,061
                                                                 -----------
                                                                     853,384
                                                                 -----------
AIRLINES--0.5%
  Southwest Airlines Co. .........................    26,250         440,212
                                                                 -----------
APPAREL RETAIL--0.2%
  Hot Topic, Inc. (b) ............................     3,800          77,862
  Pacific Sunwear of California, Inc. (b) ........     3,700          72,409
  TJX Cos., Inc. (The) ...........................     1,090          26,313
                                                                 -----------
                                                                     176,584
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
  Coach, Inc. (b) ................................     2,900         131,051
  Polo Ralph Lauren Corp. ........................       410          14,124
                                                                 -----------
                                                                     145,175
                                                                 -----------
APPLICATION SOFTWARE--0.8%
  Amdocs Ltd. (b) ................................    16,220         380,035
  BEA Systems, Inc. (b) ..........................     3,900          32,058
  Manhattan Associates, Inc. (b) .................     1,100          33,968
  Mercury Interactive Corp. (b) ..................     3,700         184,371
                                                                 -----------
                                                                     630,432
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
  Mellon Financial Corp. .........................     2,800          82,124
  Northern Trust Corp. ...........................     1,900          80,332
                                                                 -----------
                                                                     162,456
                                                                 -----------
BIOTECHNOLOGY--5.1%
  Amgen, Inc. (b) ................................    39,585       2,160,154
  Biogen Idec, Inc. (b) ..........................     1,300          82,225
  Celgene Corp. (b) ..............................     2,900         166,054
  Genentech, Inc. (b) ............................     3,100         174,220
  Genzyme Corp. (b) ..............................    19,180         907,789
  Gilead Sciences, Inc. (b) ......................    10,780         722,260
  Invitrogen Corp. (b) ...........................     1,100          79,189
  Protein Design Labs, Inc. (b) ..................       900          17,217
                                                                 -----------
                                                                   4,309,108
                                                                 -----------
BREWERS--2.6%
  Anheuser-Busch Cos., Inc. ......................    40,735       2,199,690
                                                                 -----------
BROADCASTING & CABLE TV--5.2%
  Citadel Broadcasting Co. (b) ...................     2,280          33,220
  Clear Channel Communications, Inc. .............     6,210         229,459
  Comcast Corp. Class A (b) ......................    23,143         648,698
  Comcast Corp. Special Class A (b) ..............     4,770         131,700
  Cox Communications, Inc. Class A (b) ...........     6,100         169,519
  Cox Radio, Inc. Class A (b) ....................     2,200          38,236
  EchoStar Communications Corp. Class A (b) ......     3,940         121,155
  Entercom Communications Corp. (b) ..............     1,200          44,760
  Liberty Media Corp. Class A (b) ................   249,446       2,242,520
  Liberty Media International, Inc. Class A (b) ..    12,472         462,722


                                                      SHARES        VALUE
                                                      ------     -----------

BROADCASTING & CABLE TV--CONTINUED
  Univision Communications, Inc. Class A (b) .....     3,800     $   121,334
  Westwood One, Inc. (b) .........................     5,000         119,000
                                                                 -----------
                                                                   4,362,323
                                                                 -----------
COMMUNICATIONS EQUIPMENT--6.5%
  ADTRAN, Inc. ...................................     3,200         106,784
  Andrew Corp. (b) ...............................     7,830         156,678
  Cisco Systems, Inc. (b) ........................   190,105       4,505,489
  Comverse Technology, Inc. (b) ..................     7,700         153,538
  Corning, Inc. (b) ..............................    27,700         361,762
  Foundry Networks, Inc. (b) .....................     4,900          68,943
  Lucent Technologies, Inc. (b) ..................     8,400          31,752
  QUALCOMM, Inc. .................................     1,200          87,576
                                                                 -----------
                                                                   5,472,522
                                                                 -----------
COMPUTER & ELECTRONICS RETAIL--0.6%
  Best Buy Co., Inc. .............................     9,560         485,074
  Circuit City Stores, Inc. ......................     3,200          41,440
                                                                 -----------
                                                                     526,514
                                                                 -----------
COMPUTER HARDWARE--4.0%
  Dell, Inc. (b) .................................    68,495       2,453,491
  Hewlett-Packard Co. ............................     2,010          42,411
  International Business Machines Corp. ..........     9,480         835,662
                                                                 -----------
                                                                   3,331,564
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--1.0%
  EMC Corp. (b) ..................................    47,400         540,360
  Lexmark International, Inc. (b) ................     2,300         222,019
  Network Appliance, Inc. (b) ....................     4,700         101,191
                                                                 -----------
                                                                     863,570
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.1%
  Caterpillar, Inc. ..............................       820          65,141
                                                                 -----------
CONSUMER FINANCE--1.9%
  American Express Co. ...........................    23,085       1,186,107
  MBNA Corp. .....................................     7,200         185,688
  SLM Corp. ......................................     6,440         260,498
                                                                 -----------
                                                                   1,632,293
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.2%
  Ceridian Corp. (b) .............................     3,900          87,750
  DST Systems, Inc. (b) ..........................       720          34,625
  First Data Corp. ...............................    12,890         573,863
  Fiserv, Inc. (b) ...............................     6,900         268,341
  Paychex, Inc. ..................................       900          30,492
                                                                 -----------
                                                                     995,071
                                                                 -----------
DEPARTMENT STORES--0.7%
  Kohl's Corp. (b) ...............................    14,640         618,979
                                                                 -----------
DIVERSIFIED CHEMICALS--0.0%
  Du Pont (E.I.) de Nemours & Co. ................       310          13,770
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--0.4%
  Apollo Group, Inc. Class A (b) .................     1,500         132,435
  ARAMARK Corp. Class B ..........................     2,810          80,816
  Career Education Corp. (b) .....................     2,670         121,645
  Cendant Corp. ..................................     1,350          33,048
                                                                 -----------
                                                                     367,944
                                                                 -----------
DRUG RETAIL--1.0%
  CVS Corp. ......................................    17,770         746,695
  Rite Aid Corp. (b) .............................    14,340          74,855
                                                                 -----------
                                                                     821,550
                                                                 -----------

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                                                      SHARES        VALUE
                                                      ------     -----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
  Cooper Industries Ltd. Class A .................     1,900     $   112,879
  Emerson Electric Co. ...........................     3,290         209,079
                                                                 -----------
                                                                     321,958
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
  Agilent Technologies, Inc. (b) .................     5,700         166,896
  Amphenol Corp. Class A (b) .....................     2,180          72,637
  Thermo Electron Corp. (b) ......................     1,390          42,729
  Waters Corp. (b) ...............................     6,000         286,680
                                                                 -----------
                                                                     568,942
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--0.1%
  Molex, Inc. ....................................     3,200         102,656
                                                                 -----------
EMPLOYMENT SERVICES--0.1%
  Manpower, Inc. .................................       830          42,139
  Monster Worldwide, Inc. (b) ....................     2,500          64,300
                                                                 -----------
                                                                     106,439
                                                                 -----------
ENVIRONMENTAL SERVICES--0.0%
  Waste Management, Inc. .........................     1,030          31,569
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
  Monsanto Co. ...................................     5,900         227,150
                                                                 -----------
FOOD DISTRIBUTORS--0.1%
  Sysco Corp. ....................................     2,930         105,099
                                                                 -----------
FOOTWEAR--0.5%
  NIKE, Inc. Class B .............................     3,650         276,488
  Reebok International Ltd. ......................     4,600         165,508
                                                                 -----------
                                                                     441,996
                                                                 -----------
GENERAL MERCHANDISE STORES--1.1%
  Target Corp. ...................................    22,070         937,313
                                                                 -----------
HEALTH CARE EQUIPMENT--2.4%
  Bard (C.R.), Inc. ..............................     4,640         262,856
  Baxter International, Inc. .....................       900          31,059
  Biomet, Inc. ...................................     3,600         159,984
  CTI Molecular Imaging, Inc. (b) ................     1,390          19,710
  Guidant Corp. ..................................     3,450         192,786
  Medtronic, Inc. ................................    24,150       1,176,588
  Zimmer Holdings, Inc. (b) ......................     1,500         132,300
                                                                 -----------
                                                                   1,975,283
                                                                 -----------
HEALTH CARE FACILITIES--0.6%
  HCA, Inc. ......................................    11,210         466,224
                                                                 -----------
HEALTH CARE SERVICES--0.3%
  Caremark Rx, Inc. (b) ..........................     8,300         273,402
                                                                 -----------
HEALTH CARE SUPPLIES--0.2%
  Fisher Scientific International, Inc. (b) ......     2,900         167,475
                                                                 -----------
HOME ENTERTAINMENT SOFTWARE--0.2%
  Electronic Arts, Inc. (b) ......................     3,720         202,926
                                                                 -----------
HOME IMPROVEMENT RETAIL--0.6%
  Lowe's Cos., Inc. ..............................    10,010         526,026
                                                                 -----------
HOTELS, RESORTS & CRUISE LINES--1.0%
  Carnival Corp. .................................    15,580         732,260
  Orbitz, Inc. Class A (b) .......................     1,260          27,241
  Royal Caribbean Cruises Ltd. ...................     2,700         117,207
                                                                 -----------
                                                                     876,708
                                                                 -----------
HOUSEHOLD PRODUCTS--2.0%
  Colgate-Palmolive Co. ..........................     2,530         147,878
  Procter & Gamble Co. (The) .....................    27,370       1,490,023
                                                                 -----------
                                                                   1,637,901
                                                                 -----------


                                                      SHARES        VALUE
                                                      ------     -----------

HYPERMARKETS & SUPER CENTERS--0.7%
  Wal-Mart Stores, Inc. ..........................    10,520     $   555,035
                                                                 -----------
INDUSTRIAL CONGLOMERATES--7.1%
  3M Co. .........................................     5,820         523,858
  General Electric Co. ...........................   122,930       3,982,932
  Tyco International Ltd. ........................    44,420       1,472,079
                                                                 -----------
                                                                   5,978,869
                                                                 -----------
INDUSTRIAL GASES--0.1%
  Air Products and Chemicals, Inc. ...............     1,700          89,165
                                                                 -----------
INDUSTRIAL MACHINERY--0.7%
  Danaher Corp. ..................................     2,000         103,700
  Eaton Corp. ....................................     1,110          71,862
  Illinois Tool Works, Inc. ......................     3,535         338,971
  Parker Hannifin Corp. ..........................     1,100          65,406
                                                                 -----------
                                                                     579,939
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.2%
  NTL, Inc. (b) ..................................     2,200         126,764
  Sprint Corp. (FON Group) .......................     4,430          77,968
                                                                 -----------
                                                                     204,732
                                                                 -----------
INTERNET RETAIL--1.5%
  eBay, Inc. (b) .................................     7,150         657,443
  InterActiveCorp (b) ............................    19,350         583,209
                                                                 -----------
                                                                   1,240,652
                                                                 -----------
INTERNET SOFTWARE & SERVICES--1.1%
  Akamai Technologies (b) ........................     2,600          46,670
  Yahoo!, Inc. (b) ...............................    24,630         894,808
                                                                 -----------
                                                                     941,478
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--0.6%
  Ameritrade Holding Corp. (b) ...................     1,230          13,961
  Goldman Sachs Group, Inc. (The) ................     2,315         217,980
  Merrill Lynch & Co., Inc. ......................     4,330         233,733
                                                                 -----------
                                                                     465,674
                                                                 -----------
LIFE & HEALTH INSURANCE--0.1%
  AFLAC, Inc. ....................................     1,800          73,458
                                                                 -----------
MOTORCYCLE MANUFACTURERS--1.3%
  Harley-Davidson, Inc. ..........................    16,890       1,046,167
                                                                 -----------
MOVIES & ENTERTAINMENT--3.7%
  Time Warner, Inc. (b) ..........................    15,100         265,458
  Viacom, Inc. Class B ...........................    75,330       2,690,787
  Walt Disney Co. (The) ..........................     6,020         153,450
                                                                 -----------
                                                                   3,109,695
                                                                 -----------
MULTI-LINE INSURANCE--1.7%
  American International Group, Inc. .............    16,680       1,188,950
  Hartford Financial Services Group, Inc. (The) ..     2,800         192,472
                                                                 -----------
                                                                   1,381,422
                                                                 -----------
OIL & GAS DRILLING--0.1%
  GlobalSantaFe Corp. ............................     1,130          29,945
  Noble Corp. (b) ................................       900          34,101
                                                                 -----------
                                                                      64,046
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--1.2%
  BJ Services Co. (b) ............................    12,610         578,042
  Smith International, Inc. (b) ..................     6,980         389,205
                                                                 -----------
                                                                     967,247
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
  Citigroup, Inc. ................................    30,722       1,428,573
                                                                 -----------

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                                                      SHARES        VALUE
                                                      ------     -----------

PERSONAL PRODUCTS--0.7%
  Avon Products, Inc. ............................     8,960     $   413,414
  Estee Lauder Cos., Inc. (The) Class A ..........     3,500         170,730
                                                                 -----------
                                                                     584,144
                                                                 -----------
PHARMACEUTICALS--12.6%
  Abbott Laboratories ............................    22,680         924,437
  Allergan, Inc. .................................     4,500         402,840
  Johnson & Johnson ..............................    65,155       3,629,133
  Lilly (Eli) & Co. ..............................    12,405         867,234
  Pfizer, Inc. ...................................   111,978       3,838,606
  Wyeth ..........................................    24,100         871,456
                                                                 -----------
                                                                  10,533,706
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--0.1%
  St. Paul Travelers Cos., Inc. (The) ............     1,030          41,756
                                                                 -----------
PUBLISHING & PRINTING--0.1%
  Getty Images, Inc. (b) .........................     1,870         112,200
                                                                 -----------
RESTAURANTS--0.2%
  Outback Steakhouse, Inc. .......................     3,480         143,933
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--2.6%
  Applied Materials, Inc. (b) ....................   106,600       2,091,492
  Novellus Systems, Inc. (b) .....................     3,300         103,752
                                                                 -----------
                                                                   2,195,244
                                                                 -----------
SEMICONDUCTORS--3.1%
  Analog Devices, Inc. ...........................    14,040         661,003
  Intel Corp. ....................................    31,385         866,226
  Linear Technology Corp. ........................     3,200         126,304
  Maxim Integrated Products, Inc. ................     1,900          99,598
  NVIDIA Corp. (b) ...............................     2,000          41,000
  PMC-Sierra, Inc. (b) ...........................    20,600         295,610
  Texas Instruments, Inc. ........................    12,850         310,713
  Xilinx, Inc. ...................................     5,800         193,198
                                                                 -----------
                                                                   2,593,652
                                                                 -----------
SOFT DRINKS--0.8%
  PepsiCo, Inc. ..................................    11,945         643,597
                                                                 -----------
SPECIALTY STORES--0.6%
  AutoZone, Inc. (b) .............................       700          56,070
  Bed Bath & Beyond, Inc. (b) ....................     3,875         148,994
  CarMax, Inc. (b) ...............................     1,390          30,399
  PETsMART, Inc. .................................     5,470         177,502
  Staples, Inc. ..................................     3,300          96,723
                                                                 -----------
                                                                     509,688
                                                                 -----------
SYSTEMS SOFTWARE--6.5%
  Ascential Software Corp. (b) ...................     4,150          66,358
  Computer Associates International, Inc. ........     5,800         162,748
  Microsoft Corp. ................................    85,750       2,449,020
  Network Associates, Inc. (b) ...................     2,100          38,073
  Oracle Corp. (b) ...............................   113,150       1,349,880
  Red Hat, Inc. (b) ..............................     9,600         220,512
  Symantec Corp. (b) .............................    12,800         560,384
  VERITAS Software Corp. (b) .....................    21,940         607,738
                                                                 -----------
                                                                   5,454,713
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--0.2%
  Countrywide Financial Corp. ....................     1,200          84,300
  Fannie Mae .....................................     1,655         118,101
                                                                 -----------
                                                                     202,401
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $74,206,259) ............................      78,533,688
                                                                 -----------


                                                      SHARES        VALUE
                                                      ------     -----------

FOREIGN COMMON STOCKS(c)--3.2%
BROADCASTING & CABLE TV--0.1%
  Grupo Televisa S.A. ADR (Mexico) ...............     1,100     $    49,797
                                                                 -----------
COMMUNICATIONS EQUIPMENT--0.9%
  Nokia Oyj ADR (Finland) ........................     3,200          46,528
  Nortel Networks Corp. (Canada) (b) .............    42,200         210,578
  Research In Motion Ltd. (United States) (b) ....     2,800         191,632
  Telefonaktiebolaget LM Ericsson ADR (Sweden) (b)     9,000         269,280
                                                                 -----------
                                                                     718,018
                                                                 -----------
DIVERSIFIED METALS & MINING--0.0%
  Cia Vale do Rio Doce ADR (Brazil) (b) ..........       310          14,740
                                                                 -----------
IT CONSULTING & OTHER SERVICES--0.5%
  Accenture Ltd. Class A (Bermuda) (b) ...........    14,470         397,636
  Softbank Corp. (Japan) .........................       300          13,197
                                                                 -----------
                                                                     410,833
                                                                 -----------
PHARMACEUTICALS--0.6%
  AstraZeneca plc ADR (United Kingdom) ...........       770          35,143
  Elan Corp. plc ADR (Ireland) (b) ...............     8,000         197,920
  Roche Holding AG (Switzerland) .................     2,720         269,307
                                                                 -----------
                                                                     502,370
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--0.1%
  ACE Ltd. (Bermuda) .............................     1,100          46,508
  XL Capital Ltd. Class A (Bermuda) ..............       510          38,484
                                                                 -----------
                                                                      84,992
                                                                 -----------
SEMICONDUCTORS--0.4%
  Marvell Technology Group Ltd. (Bermuda) (b) ....    11,220         299,574
  Samsung Electronics GDR 144A (South Korea) (d) .       200          41,281
                                                                 -----------
                                                                     340,855
                                                                 -----------
SOFT DRINKS--0.2%
  Cott Corp. (Canada) (b) ........................     5,100         165,240
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
  America Movil SA de CV ADR Series L (Mexico) ...     2,300          83,651
  Vodafone Group plc (United Kingdom) ............    85,100         186,352
  Vodafone Group plc ADR (United Kingdom) ........     4,636         102,456
                                                                 -----------
                                                                     372,459
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,600,959) .............................       2,659,304
                                                                 -----------
FOREIGN PREFERRED STOCKS(c)--0.7%
MOVIES & ENTERTAINMENT--0.7%
  News Corp. Ltd. (The) (Australia) ..............    16,600         545,808
                                                                 -----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $564,627) ...............................         545,808
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--97.5%
  (Identified cost $77,371,845) ............................      81,738,800
                                                                 -----------

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                      ------     -----------

SHORT-TERM OBLIGATIONS--3.4%
FEDERAL AGENCY SECURITIES--3.4%
  Fannie Mae 1.25%, 7/1/04 .......................    $2,850     $ 2,850,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,850,000) ..............................      2,850,000
                                                                 -----------
TOTAL INVESTMENTS--100.9%
  (Identified cost $80,221,845) .............................     84,588,800(a)
  Other assets and liabilities, net--(0.9)% .................       (723,407)
                                                                 -----------
NET ASSETS--100.0% ..........................................    $83,865,393
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,112,250 and gross depreciation of $2,215,480 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $83,692,030.
(b) Non-income producing.
(c) Foreign Common Stocks and Foreign Preferred Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to a value of $41,281 or 0.1% of net assets.

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $80,221,845) .........................   $ 84,588,800
Cash .................................................................................            456
Receivables
  Investment securities sold .........................................................      1,162,872
  Fund shares sold ...................................................................        107,185
  Dividends and interest .............................................................         44,668
  Tax reclaims .......................................................................          2,523
Prepaid expenses .....................................................................             57
                                                                                         ------------
    Total assets .....................................................................     85,906,561
                                                                                         ------------
LIABILITIES
Payables
  Investment securities purchased ....................................................      1,868,356
  Fund shares repurchased ............................................................         48,583
  Printing fee .......................................................................         45,925
  Investment advisory fee ............................................................         38,618
  Professional fee ...................................................................         15,082
  Financial agent fee ................................................................          7,198
  Administration fee .................................................................          5,453
  Trustees' fee ......................................................................          1,039
Accrued expenses .....................................................................         10,914
                                                                                         ------------
    Total liabilities ................................................................      2,041,168
                                                                                         ------------
NET ASSETS ...........................................................................   $ 83,865,393
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $134,879,750
  Accumulated net investment loss ....................................................        (81,427)
  Accumulated net realized loss ......................................................    (55,300,050)
  Net unrealized appreciation ........................................................      4,367,120
                                                                                         ------------
NET ASSETS ...........................................................................   $ 83,865,393
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     13,521,986
                                                                                         ============
Net asset value and offering price per share .........................................          $6.20
                                                                                                =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $   323,756
  Interest ...........................................................................        10,450
  Foreign taxes withheld .............................................................        (2,618)
                                                                                         -----------
    Total investment income ..........................................................       331,588
                                                                                         -----------
EXPENSES
  Investment advisory fee ............................................................       308,943
  Financial agent fee ................................................................        41,972
  Administration fee .................................................................        32,954
  Custodian fee ......................................................................        50,430
  Printing ...........................................................................        23,147
  Professional .......................................................................        17,495
  Trustees ...........................................................................         3,241
  Miscellaneous ......................................................................         3,148
                                                                                         -----------
    Total expenses ...................................................................       481,330
    Less expenses borne by investment adviser ........................................       (69,406)
                                                                                         -----------
    Net expenses .....................................................................       411,924
                                                                                         -----------
NET INVESTMENT LOSS ..................................................................       (80,336)
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................     3,450,076
  Net realized loss on foreign currency transactions .................................        (1,554)
  Net change in unrealized appreciation (depreciation) on investments ................    (2,828,557)
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency translation .....................................................          (123)
                                                                                         -----------
NET GAIN ON INVESTMENTS ..............................................................       619,842
                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $   539,506
                                                                                         ===========

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04        YEAR ENDED
                                                                                           (UNAUDITED)       12/31/03
                                                                                           -----------      ----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    (80,336)    $    (65,255)
  Net realized gain (loss) .............................................................      3,448,522      (11,516,459)
  Net change in unrealized appreciation (depreciation) .................................     (2,828,680)      26,233,276
                                                                                           ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        539,506       14,651,562
                                                                                           ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,815,695 and 3,902,874 shares, respectively) .........     11,238,823       21,896,967
  Net asset value of shares issued in conjunction with Plan of Reorganization (0 and
    2,496,714 shares, respectively) (See Note 9) .......................................             --       11,987,441
  Cost of shares repurchased (1,672,166 and 4,026,328 shares, respectively) ............    (10,371,739)     (22,173,211)
                                                                                           ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................        867,084       11,711,197
                                                                                           ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................      1,406,590       26,362,759
NET ASSETS
  Beginning of period ..................................................................     82,458,803       56,096,044
                                                                                           ------------     ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($81,427) AND ($1,091),
    RESPECTIVELY) ......................................................................   $ 83,865,393     $ 82,458,803
                                                                                           ============     ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                            SIX MONTHS                                                                  FROM
                                               ENDED                          YEAR ENDED DECEMBER 31,                 INCEPTION
                                              6/30/04          --------------------------------------------------    12/15/99 TO
                                            (UNAUDITED)         2003            2002         2001           2000       12/31/99
                                            -----------        ------          ------       ------         ------    -----------
Net asset value, beginning of period ....     $ 6.16           $ 5.10          $ 7.16       $ 9.41         $10.60      $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........      (0.01)           (0.01)(5)       (0.01)(5)    (0.02)(5)       0.01        0.01
  Net realized and unrealized gain (loss)       0.05             1.07           (2.05)       (2.23)         (1.19)       0.59
                                              ------           ------          ------       ------         ------      ------
    TOTAL FROM INVESTMENT OPERATIONS ....       0.04             1.06           (2.06)       (2.25)         (1.18)       0.60
                                              ------           ------          ------       ------         ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..         --               --              --           --          (0.01)         --
                                              ------           ------          ------       ------         ------      ------
    TOTAL DISTRIBUTIONS .................         --               --              --           --          (0.01)         --
                                              ------           ------          ------       ------         ------      ------
CHANGE IN NET ASSET VALUE ...............       0.04             1.06           (2.06)       (2.25)         (1.19)       0.60
                                              ------           ------          ------       ------         ------      ------
NET ASSET VALUE, END OF PERIOD ..........     $ 6.20           $ 6.16          $ 5.10       $ 7.16         $ 9.41      $10.60
                                              ======           ======          ======       ======         ======      ======
Total return ............................       0.71%(2)        20.82%         (28.84)%     (23.84)%       (11.17)%      6.00%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .    $83,865          $82,459         $56,096      $68,743        $69,508      $3,275
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ....................       1.00%(1)(3)      1.01%(3)(4)     1.08%        1.00%(3)(4)    1.00%(3)    1.00%(1)(3)
  Net investment income (loss) ..........      (0.20)%(1)       (0.09)%         (0.17)%      (0.26)%         0.15%       1.61%(1)
Portfolio turnover ......................         65%(2)          228%             62%          35%            16%          0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.17%, 1.18%, 1.19%, 1.24% and 17.29% for the periods ended June 30, 2004, December 31, 2003, 2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Computed using average shares outstanding.

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                       SHARES        VALUE
                                                       ------     ----------

DOMESTIC COMMON STOCKS--86.6%
AEROSPACE & DEFENSE--4.0%
  Lockheed Martin Corp. ..........................      2,590     $  134,887
  United Technologies Corp. ......................      1,940        177,471
                                                                  ----------
                                                                     312,358
                                                                  ----------
AIR FREIGHT & COURIERS--1.4%
  FedEx Corp. ....................................        790         64,535
  United Parcel Service, Inc. Class B ............        607         45,628
                                                                  ----------
                                                                     110,163
                                                                  ----------
APPAREL RETAIL--1.9%
  Gap, Inc. (The) ................................      2,620         63,535
  TJX Cos., Inc. (The) ...........................      3,340         80,628
                                                                  ----------
                                                                     144,163
                                                                  ----------
APPLICATION SOFTWARE--0.6%
  Amdocs Ltd. (b) ................................      1,890         44,283
                                                                  ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
  Legg Mason, Inc. ...............................        510         46,415
                                                                  ----------
BIOTECHNOLOGY--2.3%
  Amgen, Inc. (b) ................................      1,050         57,299
  Genzyme Corp. (b) ..............................      1,570         74,308
  Gilead Sciences, Inc. (b) ......................        730         48,910
                                                                  ----------
                                                                     180,517
                                                                  ----------
BREWERS--0.8%
  Anheuser-Busch Cos., Inc. ......................      1,150         62,100
                                                                  ----------
BROADCASTING & CABLE TV--1.3%
  Citadel Broadcasting Co. (b) ...................      1,260         18,358
  Comcast Corp. Class A (b) ......................      2,391         67,020
  Cox Radio, Inc. Class A (b) ....................        550          9,559
  EchoStar Communications Corp. Class A (b) ......        220          6,765
                                                                  ----------
                                                                     101,702
                                                                  ----------
BUILDING PRODUCTS--0.3%
  Masco Corp. ....................................        760         23,697
                                                                  ----------
COMMUNICATIONS EQUIPMENT--2.6%
  Cisco Systems, Inc. (b) ........................      8,535        202,279
                                                                  ----------
COMPUTER HARDWARE--1.7%
  Apple Computer, Inc. (b) .......................      1,150         37,421
  Dell, Inc. (b) .................................      2,740         98,147
                                                                  ----------
                                                                     135,568
                                                                  ----------
COMPUTER STORAGE & PERIPHERALS--0.5%
  Lexmark International, Inc. (b) ................        420         40,543
                                                                  ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
  Caterpillar, Inc. ..............................      1,140         90,562
                                                                  ----------
CONSUMER FINANCE--2.3%
  American Express Co. ...........................      2,285        117,403
  MBNA Corp. .....................................      2,310         59,575
                                                                  ----------
                                                                     176,978
                                                                  ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
  Fiserv, Inc. (b) ...............................        520         20,223
                                                                  ----------
DEPARTMENT STORES--1.0%
  Kohl's Corp. (b) ...............................      1,890         79,909
                                                                  ----------


                                                       SHARES        VALUE
                                                       ------     ----------

DIVERSIFIED BANKS--3.3%
  Bank of America Corp. ..........................      1,890     $  159,932
  Wells Fargo & Co. ..............................      1,684         96,375
                                                                  ----------
                                                                     256,307
                                                                  ----------
DIVERSIFIED CHEMICALS--2.8%
  Dow Chemical Co. (The) .........................      2,460        100,122
  Du Pont (E.I.) de Nemours & Co. ................      1,650         73,293
  PPG Industries, Inc. ...........................        700         43,743
                                                                  ----------
                                                                     217,158
                                                                  ----------
DIVERSIFIED COMMERCIAL SERVICES--0.4%
  ARAMARK Corp. Class B ..........................      1,185         34,081
                                                                  ----------
DRUG RETAIL--1.0%
  CVS Corp. ......................................      1,905         80,048
                                                                  ----------
ELECTRIC UTILITIES--1.2%
  Entergy Corp. ..................................        300         16,803
  Exelon Corp. ...................................      2,310         76,900
                                                                  ----------
                                                                      93,703
                                                                  ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
  Monsanto Co. ...................................      1,480         56,980
                                                                  ----------
GENERAL MERCHANDISE STORES--1.6%
  Target Corp. ...................................      2,982        126,646
                                                                  ----------
HEALTH CARE EQUIPMENT--2.5%
  Baxter International, Inc. .....................      1,860         64,189
  Boston Scientific Corp. (b) ....................        840         35,952
  Guidant Corp. ..................................      1,330         74,320
  Medtronic, Inc. ................................        420         20,462
                                                                  ----------
                                                                     194,923
                                                                  ----------
HEALTH CARE FACILITIES--0.8%
  HCA, Inc. ......................................      1,570         65,296
                                                                  ----------
HOTELS, RESORTS & CRUISE LINES--0.3%
  Carnival Corp. .................................        560         26,320
                                                                  ----------
HOUSEHOLD PRODUCTS--3.4%
  Colgate-Palmolive Co. ..........................      1,540         90,013
  Kimberly-Clark Corp. ...........................      1,337         88,082
  Procter & Gamble Co. (The) .....................      1,614         87,866
                                                                  ----------
                                                                     265,961
                                                                  ----------
HOUSEWARES & SPECIALTIES--0.5%
  Newell Rubbermaid, Inc. ........................      1,690         39,715
                                                                  ----------
INDUSTRIAL CONGLOMERATES--4.3%
  General Electric Co. ...........................      6,035        195,534
  Tyco International Ltd. ........................      4,175        138,359
                                                                  ----------
                                                                     333,893
                                                                  ----------
INDUSTRIAL GASES--1.5%
  Praxair, Inc. ..................................      2,890        115,340
                                                                  ----------
INDUSTRIAL MACHINERY--1.4%
  Eaton Corp. ....................................      1,110         71,861
  Illinois Tool Works, Inc. ......................        348         33,370
                                                                  ----------
                                                                     105,231
                                                                  ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
  Sprint Corp. (FON Group) .......................      3,875         68,200
                                                                  ----------
INTERNET RETAIL--0.8%
  eBay, Inc. (b) .................................        630         57,928
                                                                  ----------

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                                       SHARES        VALUE
                                                       ------     ----------

INTERNET SOFTWARE & SERVICES--0.8%
  Yahoo!, Inc. (b) ...............................      1,780     $   64,667
                                                                  ----------
INVESTMENT BANKING & BROKERAGE--2.2%
  Goldman Sachs Group, Inc. (The) ................        488         45,950
  Merrill Lynch & Co., Inc. ......................      2,379        128,419
  Piper Jaffray Cos. Inc. (b) ....................          1             45
                                                                  ----------
                                                                     174,414
                                                                  ----------
MOTORCYCLE MANUFACTURERS--0.9%
  Harley-Davidson, Inc. ..........................      1,070         66,276
                                                                  ----------
MOVIES & ENTERTAINMENT--2.4%
  Fox Entertainment Group, Inc. Class A (b) ......      2,800         74,760
  Viacom, Inc. Class B ...........................      1,505         53,758
  Walt Disney Co. (The) ..........................      2,410         61,431
                                                                  ----------
                                                                     189,949
                                                                  ----------
MULTI-LINE INSURANCE--2.7%
  American International Group, Inc. .............      2,535        180,695
  Hartford Financial Services Group, Inc. (The) ..        470         32,308
                                                                  ----------
                                                                     213,003
                                                                  ----------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
  Dominion Resources, Inc. .......................      1,051         66,297
                                                                  ----------
OIL & GAS DRILLING--0.6%
  Noble Corp. (b) ................................      1,220         46,226
                                                                  ----------
OIL & GAS EQUIPMENT & SERVICES--1.5%
  Halliburton Co. ................................      2,960         89,570
  Schlumberger Ltd. ..............................        448         28,452
                                                                  ----------
                                                                     118,022
                                                                  ----------
OIL & GAS EXPLORATION & PRODUCTION--1.7%
  EOG Resources, Inc. ............................      1,145         68,368
  Unocal Corp. ...................................      1,770         67,260
                                                                  ----------
                                                                     135,628
                                                                  ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.4%
  Citigroup, Inc. ................................      4,035        187,627
                                                                  ----------
PACKAGED FOODS & MEATS--1.1%
  General Mills, Inc. ............................      1,780         84,603
                                                                  ----------
PHARMACEUTICALS--6.5%
  Abbott Laboratories ............................      1,990         81,112
  Allergan, Inc. .................................        630         56,398
  Johnson & Johnson ..............................      5,140        286,298
  Lilly (Eli) & Co. ..............................        420         29,362
  Wyeth ..........................................      1,435         51,890
                                                                  ----------
                                                                     505,060
                                                                  ----------
PUBLISHING & PRINTING--1.1%
  New York Times Co. (The) Class A ...............      1,950         87,184
                                                                  ----------
SEMICONDUCTORS--2.9%
  Analog Devices, Inc. ...........................      1,865         87,804
  Intel Corp. ....................................      2,880         79,488
  Texas Instruments, Inc. ........................      2,469         59,701
                                                                  ----------
                                                                     226,993
                                                                  ----------
SOFT DRINKS--1.3%
  PepsiCo, Inc. ..................................      1,895        102,103
                                                                  ----------


                                                       SHARES        VALUE
                                                       ------     ----------

SYSTEMS SOFTWARE--4.6%
  Microsoft Corp. ................................      9,465     $  270,321
  Symantec Corp. (b) .............................        740         32,397
  VERITAS Software Corp. (b) .....................      2,102         58,225
                                                                  ----------
                                                                     360,943
                                                                  ----------
THRIFTS & MORTGAGE FINANCE--2.8%
  Countrywide Financial Corp. ....................        840         59,010
  Fannie Mae .....................................      2,245        160,203
                                                                  ----------
                                                                     219,213
                                                                  ----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $6,096,814) ..............................      6,757,398
                                                                  ----------
FOREIGN COMMON STOCKS(c)--11.1%
AUTO PARTS & EQUIPMENT--0.6%
  Magna International, Inc. Class A (Canada) .....        580         49,398
                                                                  ----------
COMMUNICATIONS EQUIPMENT--1.6%
  Nortel Networks Corp. (Canada) (b) .............     12,410         61,926
  Telefonaktiebolaget LM Ericsson ADR (Sweden) (b)      2,090         62,533
                                                                  ----------
                                                                     124,459
                                                                  ----------
HOUSEHOLD PRODUCTS--1.2%
  Reckitt Benckiser plc (United Kingdom) .........      3,190         90,305
                                                                  ----------
INTEGRATED OIL & GAS--3.6%
  BP plc ADR (United Kingdom) ....................      3,776        202,280
  Total SA ADR (France) ..........................        820         78,786
                                                                  ----------
                                                                     281,066
                                                                  ----------
IT CONSULTING & OTHER SERVICES--1.1%
  Accenture Ltd. Class A (Bermuda) (b) ...........      2,950         81,066
                                                                  ----------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
  EnCana Corp. (Canada) ..........................        875         37,765
  EnCana Corp. (Canada)(d) .......................      1,000         42,976
                                                                  ----------
                                                                      80,741
                                                                  ----------
PHARMACEUTICALS--0.9%
  Roche Holding AG (Switzerland) .................        710         70,297
                                                                  ----------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
  Vodafone Group plc ADR (United Kingdom) ........      3,996         88,312
                                                                  ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $795,288) ................................        865,644
                                                                  ----------
TOTAL LONG TERM INVESTMENTS--97.7%
  (Identified cost $6,892,102) ..............................      7,623,042
                                                                  ----------


                                                         PAR
                                                        VALUE
                                                        (000)
                                                        -----
SHORT-TERM OBLIGATIONS--7.2%
FEDERAL AGENCY SECURITIES--7.2%
  Fannie Mae 1.25%, 7/1/04 .......................       $565        565,000
                                                                  ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $565,000) ................................        565,000
                                                                  ----------
TOTAL INVESTMENTS--104.9%
  (Identified cost $7,457,102) ..............................      8,188,042(a)
  Other assets and liabilities, net--(4.9)% .................       (386,170)
                                                                  ----------
NET ASSETS--100.0% ..........................................     $7,801,872
                                                                  ==========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $708,773 and gross depreciation of $69,013 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $7,548,282.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(d) Shares traded on Toronto exchange.

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $7,457,102) ..........................   $8,188,042
  Cash ...............................................................................          358
Receivables
  Investment securities sold .........................................................       94,328
  Fund shares sold ...................................................................       16,769
  Receivable from adviser ............................................................        9,762
  Dividends ..........................................................................        5,420
  Tax reclaims .......................................................................          910
Prepaid expenses .....................................................................            5
                                                                                         ----------
    Total assets .....................................................................    8,315,594
                                                                                         ----------
LIABILITIES
Payables
  Investment securities purchased ....................................................      451,397
  Fund shares repurchased ............................................................        1,509
  Financial agent fee ................................................................        3,224
  Trustees' fee ......................................................................        1,039
  Administration fee .................................................................          492
Accrued expenses .....................................................................       56,061
                                                                                         ----------
    Total liabilities ................................................................      513,722
                                                                                         ----------
NET ASSETS ...........................................................................   $7,801,872
                                                                                         ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $7,185,125
  Undistributed net investment income ................................................       17,395
  Accumulated net realized loss ......................................................     (131,586)
  Net unrealized appreciation ........................................................      730,938
                                                                                         ----------
NET ASSETS ...........................................................................   $7,801,872
                                                                                         ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....      764,181
                                                                                         ==========
Net asset value and offering price per share .........................................       $10.21
                                                                                             ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $  57,056
  Interest ...........................................................................       1,073
  Foreign taxes withheld .............................................................      (1,422)
                                                                                         ---------
    Total investment income ..........................................................      56,707
                                                                                         ---------
EXPENSES
  Investment advisory fee ............................................................      28,237
  Financial agent fee ................................................................      18,193
  Custodian ..........................................................................      32,769
  Professional .......................................................................      15,742
  Printing ...........................................................................      11,246
  Trustees ...........................................................................       3,242
  Administration fee .................................................................       3,012
  Miscellaneous ......................................................................       1,400
                                                                                         ---------
    Total expenses ...................................................................     113,841
    Less expenses borne by investment adviser ........................................     (76,192)
                                                                                         ---------
    Net expenses .....................................................................      37,649
                                                                                         ---------
NET INVESTMENT INCOME ................................................................      19,058
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................     358,163
  Net realized gain on foreign currency transactions .................................         818
  Net change in unrealized appreciation (depreciation) on investments ................    (224,894)
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency translation .....................................................         (29)
                                                                                         ---------
NET GAIN ON INVESTMENTS ..............................................................     134,058
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $ 153,116
                                                                                         =========

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04       YEAR ENDED
                                                                                           (UNAUDITED)      12/31/03
                                                                                           -----------     ----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    19,058     $   37,437
  Net realized gain (loss) .............................................................       358,981         12,767
  Net change in unrealized appreciation (depreciation) .................................      (224,923)     1,169,495
                                                                                           -----------     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       153,116      1,219,699
                                                                                           -----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................        (6,091)       (36,924)
                                                                                           -----------     ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................        (6,091)       (36,924)
                                                                                           -----------     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (114,096 and 317,487 shares, respectively) .............     1,155,980      2,803,979
  Net asset value of shares issued from reinvestment of distributions
    (600 and 3,764 shares, respectively) ...............................................         6,091         36,924
  Cost of shares repurchased (100,187 and 83,612 shares, respectively) .................    (1,005,743)      (725,744)
                                                                                           -----------     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................       156,328      2,115,159
                                                                                           -----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................       303,353      3,297,934
NET ASSETS
  Beginning of period ..................................................................     7,498,519      4,200,585
                                                                                           -----------     ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $17,395 AND $4,428,
    RESPECTIVELY) ......................................................................   $ 7,801,872     $7,498,519
                                                                                           ===========     ==========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                 SIX MONTHS                     YEAR ENDED
                                                    ENDED                       DECEMBER 31,             FROM INCEPTION
                                                   6/30/04             --------------------------          10/29/01 TO
                                                 (UNAUDITED)            2003                2002             12/31/01
                                                 -----------           ------              ------        --------------
Net asset value, beginning of period .........      $10.00             $ 8.20              $10.42             $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...............        0.03               0.05                0.04               0.01
  Net realized and unrealized gain (loss) ....        0.19               1.80               (2.21)              0.41
                                                    ------             ------              ------             ------
    TOTAL FROM INVESTMENT OPERATIONS .........        0.22               1.85               (2.17)              0.42
                                                    ------             ------              ------             ------
LESS DISTRIBUTIONS
  Dividends from net investment income .......       (0.01)             (0.05)              (0.04)                --
  Distributions from net realized gains ......          --                 --               (0.01)                --
                                                    ------             ------              ------             ------
    TOTAL DISTRIBUTIONS ......................       (0.01)             (0.05)              (0.05)                --
                                                    ------             ------              ------             ------
CHANGE IN NET ASSET VALUE ....................        0.21               1.80               (2.22)              0.42
                                                    ------             ------              ------             ------
NET ASSET VALUE, END OF PERIOD ...............      $10.21             $10.00              $ 8.20             $10.42
                                                    ======             ======              ======             ======
Total return .................................        2.15%(3)          22.56%             (20.79)%             4.25%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ......      $7,802             $7,499              $4,201             $3,401
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ......................        1.00%(2)           1.00%(4)            0.98%(4)           0.95%(2)(4)
  Net investment income ......................        0.51%(2)           0.66%               0.55%              0.65%(2)
Portfolio turnover ...........................          62%(3)             89%                 85%                 4%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.02%, 3.92%, 5.48% and 7.34% for the periods ended June 30, 2004, December 31, 2003, 2002 and 2001, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                      -------    -----------

DOMESTIC COMMON STOCKS--87.8%
AEROSPACE & DEFENSE--3.3%
  Lockheed Martin Corp. ..........................     12,880    $   670,790
  Northrop Grumman Corp. .........................      8,920        479,004
                                                                 -----------
                                                                   1,149,794
                                                                 -----------
AGRICULTURAL PRODUCTS--1.5%
  Archer-Daniels-Midland Co. .....................     31,740        532,597
                                                                 -----------
APPAREL RETAIL--0.5%
  TJX Cos., Inc. (The) ...........................      7,170        173,084
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.8%
  Franklin Resources, Inc. .......................      1,200         60,096
  Mellon Financial Corp. .........................     19,490        571,642
                                                                 -----------
                                                                     631,738
                                                                 -----------
BROADCASTING & CABLE TV--1.9%
  Comcast Corp. Special Class A (b) ..............     18,430        508,853
  Cox Communications, Inc. Class A (b) ...........      6,370        177,022
                                                                 -----------
                                                                     685,875
                                                                 -----------
BUILDING PRODUCTS--0.6%
  Masco Corp. ....................................      6,500        202,670
                                                                 -----------
COMPUTER HARDWARE--1.0%
  Hewlett-Packard Co. ............................      4,530         95,583
  International Business Machines Corp. ..........      2,770        244,175
                                                                 -----------
                                                                     339,758
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.8%
  Deere & Co. ....................................      3,830        268,636
                                                                 -----------
CONSUMER FINANCE--1.5%
  American Express Co. ...........................      7,890        405,388
  MBNA Corp. .....................................      5,400        139,266
                                                                 -----------
                                                                     544,654
                                                                 -----------
DIVERSIFIED BANKS--6.1%
  Bank of America Corp. ..........................     19,521      1,651,867
  Bank One Corp. .................................      9,690        494,190
                                                                 -----------
                                                                   2,146,057
                                                                 -----------
DIVERSIFIED CHEMICALS--4.0%
  Dow Chemical Co. (The) .........................      8,170        332,519
  Du Pont (E.I.) de Nemours & Co. ................     12,040        534,817
  PPG Industries, Inc. ...........................      8,550        534,289
                                                                 -----------
                                                                   1,401,625
                                                                 -----------
ELECTRIC UTILITIES--3.5%
  Ameren Co. .....................................      2,020         86,779
  Cinergy Corp. ..................................      5,140        195,320
  Entergy Corp. ..................................      3,870        216,759
  Exelon Corp. ...................................      2,600         86,554
  FirstEnergy Corp. ..............................      2,370         88,662
  NSTAR ..........................................      1,830         87,620
  PPL Corp. ......................................      3,570        163,863
  TXU Corp. ......................................      8,050        326,105
                                                                 -----------
                                                                   1,251,662
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.6%
  Cooper Industries Ltd. Class A .................      2,200        130,702
  Emerson Electric Co. ...........................      6,960        442,308
                                                                 -----------
                                                                     573,010
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.9%
  Monsanto Co. ...................................      8,500        327,250
                                                                 -----------


                                                      SHARES        VALUE
                                                      -------    -----------

GAS UTILITIES--0.4%
  KeySpan Corp. ..................................      3,340    $   122,578
                                                                 -----------
HEALTH CARE EQUIPMENT--0.5%
  Baxter International, Inc. .....................      3,690        127,342
  Guidant Corp. ..................................      1,040         58,115
                                                                 -----------
                                                                     185,457
                                                                 -----------
HOUSEHOLD PRODUCTS--1.9%
  Kimberly-Clark Corp. ...........................     10,000        658,800
                                                                 -----------
INDUSTRIAL GASES--1.4%
  Air Products and Chemicals, Inc. ...............      7,640        400,718
  Praxair, Inc. ..................................      2,750        109,753
                                                                 -----------
                                                                     510,471
                                                                 -----------
INSURANCE BROKERS--0.2%
  Marsh & McLennan Cos., Inc. ....................      1,810         82,138
                                                                 -----------
INTEGRATED OIL & GAS--4.2%
  ChevronTexaco Corp. ............................      1,200        112,932
  ConocoPhillips .................................      9,600        732,384
  Exxon Mobil Corp. ..............................     14,030        623,072
                                                                 -----------
                                                                   1,468,388
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.6%
  SBC Communications, Inc. .......................     14,430        349,928
  Sprint Corp. (FON Group) .......................     29,740        523,424
  Verizon Communications, Inc. ...................     20,680        748,409
                                                                 -----------
                                                                   1,621,761
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--3.4%
  Goldman Sachs Group, Inc. (The) ................      7,970        750,455
  Merrill Lynch & Co., Inc. ......................      8,360        451,273
                                                                 -----------
                                                                   1,201,728
                                                                 -----------
LEISURE PRODUCTS--0.2%
  Hasbro, Inc. ...................................      4,200         79,800
                                                                 -----------
LIFE & HEALTH INSURANCE--2.1%
  AFLAC, Inc. ....................................      3,080        125,695
  MetLife, Inc. ..................................     17,180        615,903
                                                                 -----------
                                                                     741,598
                                                                 -----------
MOVIES & ENTERTAINMENT--2.8%
  Time Warner, Inc. (b) ..........................     16,170        284,269
  Viacom, Inc. Class B ...........................     17,300        617,956
  Walt Disney Co. (The) ..........................      3,700         94,313
                                                                 -----------
                                                                     996,538
                                                                 -----------
MULTI-LINE INSURANCE--0.9%
  Hartford Financial Services Group, Inc. (The) ..      4,700        323,078
                                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
  Dominion Resources, Inc. .......................      5,150        324,862
  Energy East Corp. ..............................      7,540        182,845
  National Fuel Gas Co. ..........................      3,890         97,250
                                                                 -----------
                                                                     604,957
                                                                 -----------
OIL & GAS DRILLING--1.0%
  GlobalSantaFe Corp. ............................      2,770         73,405
  Noble Corp. (b) ................................      7,720        292,511
                                                                 -----------
                                                                     365,916
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--0.6%
  Schlumberger Ltd. ..............................      3,110        197,516
                                                                 -----------

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

                                                      SHARES        VALUE
                                                      -------    -----------

OIL & GAS EXPLORATION & PRODUCTION--2.2%
  Devon Energy Corp. .............................      2,300    $   151,800
  EOG Resources, Inc. ............................      2,700        161,217
  Unocal Corp. ...................................     11,710        444,980
                                                                 -----------
                                                                     757,997
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.7%
  Citigroup, Inc. ................................     28,270      1,314,555
                                                                 -----------
PACKAGED FOODS & MEATS--3.3%
  Heinz (H.J.) Co. ...............................      9,160        359,072
  Kellogg Co. ....................................     13,870        580,460
  Sara Lee Corp. .................................     10,000        229,900
                                                                 -----------
                                                                   1,169,432
                                                                 -----------
PAPER PACKAGING--0.5%
  Smurfit-Stone Container Corp. (b) ..............      8,390        167,381
                                                                 -----------
PAPER PRODUCTS--1.8%
  Bowater, Inc. ..................................      3,310        137,663
  International Paper Co. ........................     11,490        513,603
                                                                 -----------
                                                                     651,266
                                                                 -----------
PHARMACEUTICALS--5.7%
  Abbott Laboratories ............................     10,100        411,676
  Johnson & Johnson ..............................     13,440        748,608
  Lilly (Eli) & Co. ..............................      1,660        116,051
  Merck & Co., Inc. ..............................      3,800        180,500
  Pfizer, Inc. ...................................      9,300        318,804
  Wyeth ..........................................      6,290        227,446
                                                                 -----------
                                                                   2,003,085
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--3.0%
  Allstate Corp. (The) ...........................      9,560        445,018
  Chubb Corp. (The) ..............................      2,340        159,541
  St. Paul Travelers Cos., Inc. (The) ............     11,241        455,710
                                                                 -----------
                                                                   1,060,269
                                                                 -----------
PUBLISHING & PRINTING--1.2%
  Tribune Co. ....................................      9,060        412,592
                                                                 -----------
RAILROADS--1.6%
  Burlington Northern Santa Fe Corp. .............      8,460        296,692
  Union Pacific Corp. ............................      4,360        259,202
                                                                 -----------
                                                                     555,894
                                                                 -----------
REGIONAL BANKS--3.9%
  PNC Financial Services Group, Inc. (The) .......      8,270        438,972
  SouthTrust Corp. ...............................      4,150        161,061
  SunTrust Banks, Inc. ...........................     11,920        774,681
                                                                 -----------
                                                                   1,374,714
                                                                 -----------
RESTAURANTS--0.6%
  McDonald's Corp. ...............................      7,940        206,440
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--0.5%
  Novellus Systems, Inc. (b) .....................      5,960        187,382
                                                                 -----------
SOFT DRINKS--0.2%
  PepsiCo, Inc. ..................................      1,360         73,277
                                                                 -----------


                                                      SHARES        VALUE
                                                      -------    -----------

SYSTEMS SOFTWARE--0.5%
  Microsoft Corp. ................................      6,180    $   176,501
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--2.1%
  Fannie Mae .....................................     10,490        748,566
                                                                 -----------
TOBACCO--2.1%
  Altria Group, Inc. .............................     14,840        742,742
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $26,666,870) .............................     30,991,227
                                                                 -----------
FOREIGN COMMON STOCKS(c)--8.9%
DISTILLERS & VINTNERS--0.5%
  Diageo plc (United Kingdom) ....................     12,340        166,385
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.8%
  Syngenta AG (Switzerland) ......................      3,120        261,578
                                                                 -----------
INTEGRATED OIL & GAS--3.1%
  BP plc ADR (United Kingdom) ....................     12,880        689,982
  Total SA ADR (France) ..........................      4,230        406,418
                                                                 -----------
                                                                   1,096,400
                                                                 -----------
IT CONSULTING & OTHER SERVICES--0.6%
  Accenture Ltd. Class A (Bermuda) (b) ...........      8,100        222,588
                                                                 -----------
PHARMACEUTICALS--1.8%
  Novartis AG (Switzerland) ......................      6,140        270,868
  Roche Holding AG (Switzerland) .................      3,680        364,356
                                                                 -----------
                                                                     635,224
                                                                 -----------
PUBLISHING & PRINTING--1.1%
  Reed Elsevier plc (United Kingdom) .............     41,230        400,771
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS--0.1%
  Finning International, Inc. (Canada) ...........      1,510         37,447
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
  Vodafone Group plc (United Kingdom) ............    150,530        329,631
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,603,625) ..............................      3,150,024
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--96.7%
  (Identified cost $29,270,495) .............................     34,141,251
                                                                 -----------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                      -------
SHORT-TERM OBLIGATIONS--3.7%
FEDERAL AGENCY SECURITIES--3.7%
  Fannie Mae 1.25%, 7/1/04 .......................    $ 1,292      1,292,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,292,000) ..............................      1,292,000
                                                                 -----------
TOTAL INVESTMENTS--100.4%
  (Identified cost $30,562,495) .............................     35,433,251(a)
  Other assets and liabilities, net--(0.4)% .................       (136,850)
                                                                 -----------
NET ASSETS--100.0% ..........................................    $35,296,401
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,839,596 and gross depreciation of $246,188 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $30,839,843.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $30,562,495) .........................   $35,433,251
Cash .................................................................................           420
Receivables
  Dividends and interest .............................................................        45,972
  Investment securities sold .........................................................        32,033
  Fund shares sold ...................................................................        21,737
  Tax reclaims .......................................................................         4,265
Prepaid expenses .....................................................................            20
                                                                                         -----------
    Total assets .....................................................................    35,537,698
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ....................................................       144,744
  Fund shares repurchased ............................................................        14,776
  Printing fee .......................................................................        26,230
  Professional fee ...................................................................        21,168
  Custodian fee ......................................................................        15,504
  Investment advisory fee ............................................................         9,054
  Financial agent fee ................................................................         4,643
  Administration fee .................................................................         2,281
  Trustees' fee ......................................................................         1,039
Accrued expenses .....................................................................         1,858
                                                                                         -----------
    Total liabilities ................................................................       241,297
                                                                                         -----------
NET ASSETS ...........................................................................   $35,296,401
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $29,863,255
  Undistributed net investment income ................................................       126,134
  Accumulated net realized gain ......................................................       436,133
  Net unrealized appreciation ........................................................     4,870,879
                                                                                         -----------
NET ASSETS ...........................................................................   $35,296,401
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     3,078,304
                                                                                         ===========
Net asset value and offering price per share .........................................        $11.47
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $  387,184
  Interest ...........................................................................        4,666
  Foreign taxes withheld .............................................................       (7,294)
                                                                                         ----------
    Total investment income ..........................................................      384,556
                                                                                         ----------
EXPENSES
  Investment advisory fee ............................................................      124,759
  Financial agent fee ................................................................       26,358
  Administration fee .................................................................       13,308
  Custodian ..........................................................................       36,860
  Professional .......................................................................       15,979
  Printing ...........................................................................       13,664
  Trustees ...........................................................................        3,241
  Miscellaneous ......................................................................        1,790
                                                                                         ----------
    Total expenses ...................................................................      235,959
    Less expenses borne by investment adviser ........................................      (69,608)
                                                                                         ----------
    Net expenses .....................................................................      166,351
                                                                                         ----------
NET INVESTMENT INCOME ................................................................      218,205
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................      897,843
  Net realized gain on foreign currency transactions .................................        1,268
  Net change in unrealized appreciation (depreciation) on investments ................       11,880
  Net change in unrealized appreciation (depreciation) on foreign currency and
     foreign currency translation ....................................................          124
                                                                                         ----------
NET GAIN ON INVESTMENTS ..............................................................      911,115
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $1,129,320
                                                                                         ==========

                       See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04      YEAR ENDED
                                                                                           (UNAUDITED)     12/31/03
                                                                                           ----------     ----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $   218,205     $    368,940
  Net realized gain (loss) .............................................................       899,111          348,143
  Net change in unrealized appreciation (depreciation) .................................        12,004        5,678,294
                                                                                           -----------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................     1,129,320        6,395,377
                                                                                           -----------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................       (92,071)        (378,435)
                                                                                           -----------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................       (92,071)        (378,435)
                                                                                           -----------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (707,442 and 1,793,906 shares, respectively) ...........     8,003,189       17,007,465
  Net asset value of shares issued from reinvestment of distributions (8,078 and
    34,908 shares, respectively) .......................................................        92,071          378,435
  Cost of shares repurchased (356,802 and 1,013,940 shares, respectively) ..............    (4,017,027)     (10,373,375)
                                                                                           -----------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     4,078,233        7,012,525
                                                                                           -----------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     5,115,482       13,029,467
NET ASSETS
  Beginning of period ..................................................................    30,180,919       17,151,452
                                                                                           -----------     ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $126,134 AND $0,
    RESPECTIVELY) ......................................................................   $35,296,401     $ 30,180,919
                                                                                           ===========     ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                         SIX MONTHS              YEAR ENDED
                                                           ENDED                DECEMBER 31,          FROM INCEPTION
                                                          6/30/04          ---------------------       10/29/01 TO
                                                        (UNAUDITED)         2003           2002          12/31/01
                                                        -----------        ------         ------      --------------
Net asset value, beginning of period ...............       $11.10          $ 9.00         $10.55          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .....................         0.07            0.14           0.09            0.02
  Net realized and unrealized gain (loss) ..........         0.33            2.10          (1.55)           0.55
                                                           ------          ------         ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ...............         0.40            2.24          (1.46)           0.57
                                                           ------          ------         ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income .............        (0.03)          (0.14)         (0.08)          (0.02)
  Distributions from net realized gains ............           --              --          (0.01)             --(5)
                                                           ------          ------         ------          ------
    TOTAL DISTRIBUTIONS ............................        (0.03)          (0.14)         (0.09)          (0.02)
                                                           ------          ------         ------          ------
CHANGE IN NET ASSET VALUE ..........................         0.37            2.10          (1.55)           0.55
                                                           ------          ------         ------          ------
NET ASSET VALUE, END OF PERIOD .....................       $11.47          $11.10         $ 9.00          $10.55
                                                           ======          ======         ======          ======
Total return .......................................         3.59%(3)       24.85%        (13.84)%          5.73%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ............      $35,296         $30,181        $17,151          $4,693
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ............................         1.00%(2)        1.00%(4)       0.99%(4)        0.95%(2)(4)
  Net investment income ............................         1.31%(2)        1.44%          1.47%           1.33%(2)
Portfolio turnover .................................           21%(3)          73%            48%              9%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.42%, 1.63%, 2.59% and 6.43% for the periods ended June 30, 2004, December 31, 2003, 2002 and 2001, respectively.
(2) Annualized.
(3) Not annualized.
(4)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                       SHARES       VALUE
                                                       ------    -----------

DOMESTIC COMMON STOCKS--98.0%
AEROSPACE & DEFENSE--12.4%
  Boeing Co. (The) ...............................     21,900    $ 1,118,871
  Honeywell International, Inc. ..................     21,900        802,197
  United Technologies Corp. ......................     21,900      2,003,412
                                                                 -----------
                                                                   3,924,480
                                                                 -----------
ALUMINUM--2.3%
  Alcoa, Inc. ....................................     21,900        723,357
                                                                 -----------
AUTOMOBILE MANUFACTURERS--3.2%
  General Motors Corp. ...........................     21,900      1,020,321
                                                                 -----------
COMPUTER HARDWARE--7.6%
  Hewlett-Packard Co. ............................     21,900        462,090
  International Business Machines Corp. (b) ......     21,900      1,930,485
                                                                 -----------
                                                                   2,392,575
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--5.5%
  Caterpillar, Inc. ..............................     21,900      1,739,736
                                                                 -----------
CONSUMER FINANCE--3.5%
  American Express Co. ...........................     21,900      1,125,222
                                                                 -----------
DIVERSIFIED CAPITAL MARKETS--2.7%
  J.P. Morgan Chase & Co. ........................     21,900        849,063
                                                                 -----------
DIVERSIFIED CHEMICALS--3.1%
  Du Pont (E.I.) de Nemours & Co. ................     21,900        972,798
                                                                 -----------
HOME IMPROVEMENT RETAIL--2.4%
  Home Depot, Inc. (The) .........................     21,900        770,880
                                                                 -----------
HOUSEHOLD PRODUCTS--3.8%
  Procter & Gamble Co. (The) .....................     21,900      1,192,236
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--3.6%
  Wal-Mart Stores, Inc. ..........................     21,900      1,155,444
                                                                 -----------
INDUSTRIAL CONGLOMERATES--8.5%
  3M Co. .........................................     21,900      1,971,219
  General Electric Co. ...........................     21,900        709,560
                                                                 -----------
                                                                   2,680,779
                                                                 -----------
INTEGRATED OIL & GAS--3.1%
  Exxon Mobil Corp. ..............................     21,900        972,579
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.2%
  SBC Communications, Inc. .......................     21,900        531,075
  Verizon Communications, Inc. ...................     21,900        792,561
                                                                 -----------
                                                                   1,323,636
                                                                 -----------
MOVIES & ENTERTAINMENT--1.8%
  Walt Disney Co. (The) ..........................     21,900        558,231
                                                                 -----------
MULTI-LINE INSURANCE--4.9%
  American International Group, Inc. .............     21,900      1,561,032
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
  Citigroup, Inc. ................................     21,900      1,018,350
                                                                 -----------
PHARMACEUTICALS--9.5%
  Johnson & Johnson ..............................     21,900      1,219,830
  Merck & Co., Inc. ..............................     21,900      1,040,250
  Pfizer, Inc. ...................................     21,900        750,732
                                                                 -----------
                                                                   3,010,812
                                                                 -----------


                                                       SHARES       VALUE
                                                       ------    -----------

RESTAURANTS--1.8%
  McDonald's Corp. ...............................     21,900    $   569,400
                                                                 -----------
SEMICONDUCTORS--1.9%
  Intel Corp. ....................................     21,900        604,440
                                                                 -----------
SOFT DRINKS--3.5%
  Coca-Cola Co. (The) ............................     21,900      1,105,512
                                                                 -----------
SYSTEMS SOFTWARE--2.0%
  Microsoft Corp. ................................     21,900        625,464
                                                                 -----------
TOBACCO--3.5%
  Altria Group, Inc. .............................     21,900      1,096,095
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $30,005,103) .............................     30,992,442
                                                                 -----------
EXCHANGE TRADED FUNDS--0.8%
  DIAMONDS Trust, Series I .......................      2,440        255,296
                                                                 -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $252,209) ................................        255,296
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--98.8%
  (Identified cost $30,257,312) .............................     31,247,738
                                                                 -----------


                                                         PAR
                                                        VALUE
                                                        (000)
                                                        -----
SHORT-TERM OBLIGATIONS--1.2%
U.S. TREASURY BILLS--0.2%
  U.S. Treasury Bill 1.05%, 7/22/04 ..............        $55         54,965
                                                                 -----------
REPURCHASE AGREEMENTS--1.0%
  State Street Bank and Trust Co. repurchase
    agreement 0.05% dated 6/30/04, due
    7/1/04 repurchase price $326,000 collaterized
    by U.S. Treasury Bond 8%, 11/15/21
    market value $334,887 ........................        326        326,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $380,970) ................................        380,965
                                                                 -----------
TOTAL INVESTMENTS--100.0%
  (Identified cost $30,638,282) .............................     31,628,703(a)
  Other assets and liabilities, net--0.0% ...................         (6,322)
                                                                 -----------
NET ASSETS--100.0% ..........................................    $31,622,381
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,393,502 and gross depreciation of $1,355,174 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $31,590,375.
(b) All or a portion segregated as collateral for futures contracts.

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $30,638,282) .........................   $31,628,703
Cash .................................................................................           688
Receivables
  Dividends and interest .............................................................        35,873
  Fund shares sold ...................................................................        22,114
  Investment securities sold .........................................................         7,212
  Variation margin for future contracts ..............................................         1,240
Prepaid expenses .....................................................................         4,198
                                                                                         -----------
    Total assets .....................................................................    31,700,028
                                                                                         -----------
LIABILITIES
Payables
  Fund shares repurchased ............................................................        15,921
  Investment securities purchased ....................................................         4,270
  Printing fee .......................................................................        26,044
  Professional fee ...................................................................        19,847
  Financial agent fee ................................................................         4,452
  Administration fee .................................................................         2,062
  Trustees' fee ......................................................................         1,039
  Investment advisory fee ............................................................           915
Accrued expenses .....................................................................         3,097
                                                                                         -----------
    Total liabilities ................................................................        77,647
                                                                                         -----------
NET ASSETS ...........................................................................   $31,622,381
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $31,691,776
  Undistributed net investment income ................................................        75,027
  Accumulated net realized loss ......................................................    (1,138,483)
  Net unrealized appreciation ........................................................       994,061
                                                                                         -----------
NET ASSETS ...........................................................................   $31,622,381
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     3,499,022
                                                                                         ===========
Net asset value and offering price per share .........................................         $9.04
                                                                                               =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $302,023
  Interest ...........................................................................        195
                                                                                         --------
    Total investment income ..........................................................    302,218
                                                                                         --------
EXPENSES
  Investment advisory fee ............................................................     54,886
  Financial agent fee ................................................................     25,730
  Administration fee .................................................................     12,545
  Printing ...........................................................................     13,591
  Professional .......................................................................     13,107
  Custodian ..........................................................................      8,806
  Trustees ...........................................................................      3,242
  Miscellaneous ......................................................................      7,556
                                                                                         --------
    Total expenses ...................................................................    139,463
    Less expenses borne by investment adviser ........................................    (45,374)
                                                                                         --------
    Net expenses .....................................................................     94,089
                                                                                         --------
NET INVESTMENT INCOME ................................................................    208,129
                                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ...................................................    (10,063)
  Net realized gain on futures contracts .............................................     48,054
  Net change in unrealized appreciation (depreciation) on investments ................    (81,772)
  Net change in unrealized appreciation (depreciation) on futures ....................    (23,660)
                                                                                         --------
NET LOSS ON INVESTMENTS ..............................................................    (67,441)
                                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $140,688
                                                                                         ========

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                              6/30/04      YEAR ENDED
                                                                                            (UNAUDITED)     12/31/03
                                                                                            -----------    -----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $   208,129     $   398,544
  Net realized gain (loss) .............................................................        37,991         109,098
  Net change in unrealized appreciation (depreciation) .................................      (105,432)      5,538,692
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       140,688       6,046,334
                                                                                           -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................      (178,249)       (399,792)
                                                                                           -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................      (178,249)       (399,792)
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (962,044 and 1,429,677 shares, respectively) ...........     8,687,081      11,258,450
  Net asset value of shares issued from reinvestment of distributions (19,896 and
    49,214 shares, respectively) .......................................................       178,249         399,792
  Cost of shares repurchased (728,761 and 1,016,474 shares, respectively) ..............    (6,552,627)     (8,027,406)
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     2,312,703       3,630,836
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     2,275,142       9,277,378
NET ASSETS
  Beginning of period ..................................................................    29,347,239      20,069,861
                                                                                           -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $75,027 AND
    $45,147, RESPECTIVELY) .............................................................   $31,622,381     $29,347,239
                                                                                           ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                     SIX MONTHS                                                       FROM
                                                        ENDED                 YEAR ENDED DECEMBER 31,               INCEPTION
                                                       6/30/04       ------------------------------------------    12/15/99 TO
                                                     (UNAUDITED)      2003        2002        2001        2000      12/31/99
                                                     -----------     ------      ------      ------      ------    -----------
Net asset value, beginning of period ............      $ 9.04        $ 7.21      $ 8.67      $ 9.46      $10.24       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................        0.06          0.13        0.11        0.11(5)     0.08         0.01
  Net realized and unrealized gain (loss) .......       (0.01)         1.83       (1.45)      (0.66)      (0.65)        0.24
                                                       ------        ------      ------      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ............        0.05          1.96       (1.34)      (0.55)      (0.57)        0.25
                                                       ------        ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........       (0.05)        (0.13)      (0.10)      (0.10)      (0.08)       (0.01)
  Distributions from net realized gains .........          --            --       (0.02)      (0.14)      (0.13)          --
                                                       ------        ------      ------      ------      ------       ------
    TOTAL DISTRIBUTIONS .........................       (0.05)        (0.13)      (0.12)      (0.24)      (0.21)       (0.01)
                                                       ------        ------      ------      ------      ------       ------
CHANGE IN NET ASSET VALUE .......................          --          1.83       (1.46)      (0.79)      (0.78)        0.24
                                                       ------        ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD ..................      $ 9.04        $ 9.04      $ 7.21      $ 8.67      $ 9.46       $10.24
                                                       ======        ======      ======      ======      ======       ======
Total return ....................................        0.51%(2)     27.40%     (15.50)%     (5.98)%     (5.56)%       2.52%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........     $31,622       $29,347     $20,070     $23,684     $15,503       $5,143
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ........................        0.60%(1)      0.60%(4)    0.58%(4)    0.50%(4)    0.50%        0.50%(1)
  Net investment income .........................        1.33%(1)      1.69%       1.44%       1.29%       1.08%        2.75%(1)
Portfolio turnover ..............................          32%(2)        30%         40%         38%         93%           1%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.89%, 1.01%, 1.11%, 1.12%, 1.60% and 7.81% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Computed using average shares outstanding.

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                       SHARES       VALUE
                                                       ------    -----------

DOMESTIC COMMON STOCKS--90.4%
ADVERTISING--0.3%
  Lamar Advertising Co. Class A (b) ..............      1,808    $    78,377
                                                                 -----------
AIR FREIGHT & COURIERS--0.7%
  Expeditors International of Washington, Inc. ...      2,210        109,196
  Robinson (C.H.) Worldwide, Inc. ................      1,806         82,787
                                                                 -----------
                                                                     191,983
                                                                 -----------
ALTERNATIVE CARRIERS--0.2%
  Level 3 Communications, Inc. (b) ...............     14,346         50,929
                                                                 -----------
APPAREL RETAIL--0.3%
  Ross Stores, Inc. ..............................      3,156         84,455
                                                                 -----------
APPLICATION SOFTWARE--3.3%
  BEA Systems, Inc. (b) ..........................      8,074         66,368
  Citrix Systems, Inc. (b) .......................      4,325         88,057
  Compuware Corp. (b) ............................      5,095         33,627
  Intuit, Inc. (b) ...............................      5,304        204,628
  Mercury Interactive Corp. (b) ..................      2,099        104,593
  PeopleSoft, Inc. (b) ...........................     11,027        204,000
  Siebel Systems, Inc. (b) .......................     12,591        134,472
  Synopsys, Inc. (b) .............................      3,062         87,053
                                                                 -----------
                                                                     922,798
                                                                 -----------
AUTO PARTS & EQUIPMENT--0.2%
  Gentex Corp. ...................................      1,720         68,250
                                                                 -----------
BIOTECHNOLOGY--8.7%
  Amgen, Inc. (b) ................................     12,677        691,784
  Biogen Idec, Inc. (b) ..........................      7,899        499,612
  Cephalon, Inc. (b) .............................      1,099         59,346
  Chiron Corp. (b) ...............................      5,652        252,305
  Genzyme Corp. (b) ..............................      6,074        287,482
  Gilead Sciences, Inc. (b) ......................      4,514        302,438
  Invitrogen Corp. (b) ...........................      1,053         75,806
  MedImmune, Inc. (b) ............................      5,693        133,216
  Millennium Pharmaceuticals, Inc. (b) ...........      7,147         98,629
                                                                 -----------
                                                                   2,400,618
                                                                 -----------
BROADCASTING & CABLE TV--3.0%
  Comcast Corp. Class A (b) ......................     20,341        570,158
  EchoStar Communications Corp. Class A (b) ......      5,215        160,361
  PanAmSat Corp. (b) .............................      4,331        100,566
                                                                 -----------
                                                                     831,085
                                                                 -----------
COMMUNICATIONS EQUIPMENT--11.8%
  Cisco Systems, Inc. (b) ........................     51,666      1,224,484
  Comverse Technology, Inc. (b) ..................      4,344         86,619
  JDS Uniphase Corp. (b) .........................     34,974        132,552
  Juniper Networks, Inc. (b) .....................      7,449        183,022
  QLogic Corp. (b) ...............................      2,033         54,058
  QUALCOMM, Inc. .................................     20,899      1,525,209
  Tellabs, Inc. (b) ..............................      5,072         44,329
                                                                 -----------
                                                                   3,250,273
                                                                 -----------
COMPUTER HARDWARE--4.4%
  Apple Computer, Inc. (b) .......................     11,337        368,906
  Dell, Inc. (b) .................................     19,862        711,457
  Sun Microsystems, Inc. (b) .....................     30,946        134,305
                                                                 -----------
                                                                   1,214,668
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--0.9%
  Network Appliance, Inc. (b) ....................      7,772        167,331
  SanDisk Corp. (b) ..............................      3,169         68,736
                                                                 -----------
                                                                     236,067
                                                                 -----------


                                                       SHARES       VALUE
                                                       ------    -----------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.9%
  PACCAR, Inc. ...................................      4,206    $   243,906
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.7%
  Fiserv, Inc. (b) ...............................      5,216        202,850
  Paychex, Inc. ..................................      7,663        259,623
                                                                 -----------
                                                                     462,473
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--2.3%
  Apollo Group, Inc. Class A (b) .................      3,819        337,179
  Career Education Corp. (b) .....................      2,203        100,369
  Cintas Corp. ...................................      4,393        209,414
                                                                 -----------
                                                                     646,962
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
  American Power Conversion Corp. ................      4,304         84,574
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--0.6%
  Molex, Inc. ....................................      2,111         67,721
  Sanmina-SCI Corp. (b) ..........................     11,893        108,226
                                                                 -----------
                                                                     175,947
                                                                 -----------
FOOD RETAIL--0.4%
  Whole Foods Market, Inc. .......................      1,297        123,799
                                                                 -----------
GENERAL MERCHANDISE STORES--0.2%
  Dollar Tree Stores, Inc. (b) ...................      2,339         64,159
                                                                 -----------
HEALTH CARE DISTRIBUTORS--0.6%
  Patterson Dental Co. (b) .......................      1,403        107,315
  Schein (Henry), Inc. (b) .......................        877         55,374
                                                                 -----------
                                                                     162,689
                                                                 -----------
HEALTH CARE EQUIPMENT--1.5%
  Biomet, Inc. ...................................      7,327        325,612
  DENTSPLY International, Inc. ...................      1,654         86,173
                                                                 -----------
                                                                     411,785
                                                                 -----------
HEALTH CARE SERVICES--0.7%
  Express Scripts, Inc. (b) ......................      1,487        117,815
  Lincare Holdings, Inc. (b) .....................      2,051         67,396
                                                                 -----------
                                                                     185,211
                                                                 -----------
HOME ENTERTAINMENT SOFTWARE--1.3%
  Electronic Arts, Inc. (b) ......................      6,527        356,048
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--0.8%
  Costco Wholesale Corp. .........................      5,171        212,373
                                                                 -----------
INTERNET RETAIL--6.3%
  Amazon.com, Inc. (b) ...........................      5,752        312,909
  eBay, Inc. (b) .................................     10,486        964,188
  InterActiveCorp (b) ............................     15,550        468,677
                                                                 -----------
                                                                   1,745,774
                                                                 -----------
INTERNET SOFTWARE & SERVICES--2.2%
  VeriSign, Inc. (b) .............................      5,001         99,520
  Yahoo!, Inc. (b) ...............................     13,856        503,388
                                                                 -----------
                                                                     602,908
                                                                 -----------
MANAGED HEALTH CARE--0.1%
  First Health Group Corp. (b) ...................      2,034         31,751
                                                                 -----------
MOVIES & ENTERTAINMENT--0.3%
  Pixar, Inc. (b) ................................      1,210         84,107
                                                                 -----------
OIL & GAS DRILLING--0.2%
  Patterson-UTI Energy, Inc. .....................      1,841         61,508
                                                                 -----------

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                       SHARES       VALUE
                                                       ------    -----------

PAPER PACKAGING--0.4%
  Smurfit-Stone Container Corp. (b) ..............      5,299    $   105,715
                                                                 -----------
RESTAURANTS--1.9%
  Starbucks Corp. (b) ............................     11,792        512,716
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--2.9%
  Applied Materials, Inc. (b) ....................     18,647        365,854
  KLA-Tencor Corp. (b) ...........................      5,095        251,591
  Lam Research Corp. (b) .........................      2,960         79,328
  Novellus Systems, Inc. (b) .....................      3,223        101,331
                                                                 -----------
                                                                     798,104
                                                                 -----------
SEMICONDUCTORS--11.8%
  Altera Corp. (b) ...............................     11,261        250,220
  Broadcom Corp. Class A (b) .....................      4,937        230,904
  Intel Corp. ....................................     48,442      1,336,999
  Intersil Corp. Class A .........................      3,026         65,543
  Linear Technology Corp. ........................      8,845        349,112
  Maxim Integrated Products, Inc. ................      9,658        506,272
  Microchip Technology, Inc. .....................      3,677        115,973
  NVIDIA Corp. (b) ...............................      3,836         78,638
  Xilinx, Inc. ...................................      9,849        328,070
                                                                 -----------
                                                                   3,261,731
                                                                 -----------
SPECIALTY CHEMICALS--0.3%
  Sigma-Aldrich Corp. ............................      1,420         84,646
                                                                 -----------
SPECIALTY STORES--2.3%
  Bed Bath & Beyond, Inc. (b) ....................      8,643        332,323
  PETsMART, Inc. .................................      3,059         99,265
  Staples, Inc. ..................................      7,146        209,449
                                                                 -----------
                                                                     641,037
                                                                 -----------
SYSTEMS SOFTWARE--13.1%
  Adobe Systems, Inc. ............................      5,004        232,686
  Microsoft Corp. (c) ............................     79,460      2,269,378
  Oracle Corp. (b) ...............................     46,329        552,705
  Symantec Corp. (b) .............................      6,961        304,752
  VERITAS Software Corp. (b) .....................      9,347        258,912
                                                                 -----------
                                                                   3,618,433
                                                                 -----------
TECHNOLOGY DISTRIBUTORS--0.4%
  CDW Corp. ......................................      1,858        118,466
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS--0.3%
  Fastenal Co. ...................................      1,551         88,143
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
  Nextel Communications, Inc. Class A (b) ........     29,587        788,789
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $21,678,493) .............................     25,003,257
                                                                 -----------
FOREIGN COMMON STOCKS(d)--4.7%
AIRLINES--0.1%
  Ryanair Holdings plc ADR (United Kingdom) (b) ..      1,299         42,581
                                                                 -----------
COMMUNICATIONS EQUIPMENT--1.0%
  Research In Motion Ltd. (United States) (b) ....      3,955        270,680
                                                                 -----------
CONSUMER ELECTRONICS--0.3%
  Garmin Ltd. (United States) ....................      2,147         79,525
                                                                 -----------


                                                       SHARES       VALUE
                                                       ------    -----------

ELECTRONIC MANUFACTURING SERVICES--0.7%
  Flextronics International Ltd. (Singapore) (b) .     12,279    $   195,850
                                                                 -----------
PHARMACEUTICALS--1.2%
  Teva Pharmaceutical Industries Ltd. ADR (Israel)      4,796        322,723
                                                                 -----------
SEMICONDUCTORS--0.9%
  ATI Technologies, Inc. (Canada) (b) ............      5,155         97,223
  Marvell Technology Group Ltd. (Bermuda) (b) ....      5,422        144,768
                                                                 -----------
                                                                     241,991
                                                                 -----------
SYSTEMS SOFTWARE--0.5%
  Check Point Software Technologies Ltd. (Israel) (b)   5,440        146,825
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,032,454) ..............................      1,300,175
                                                                 -----------
EXCHANGE TRADED FUNDS--2.3%
  Nasdaq-100 Shares (b) ..........................     16,363        618,194
                                                                 -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $594,465) ................................        618,194
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--97.4%
  (Identified cost $23,305,412) .............................     26,921,626
                                                                 -----------


                                                         PAR
                                                        VALUE
                                                        (000)
                                                        -----
SHORT-TERM OBLIGATIONS--2.6%
U.S. GOVERNMENT SECURITIES--0.4%
  U.S. Treasury Bill 1.05%, 7/22/04 ..............       $120        119,938
                                                                 -----------
REPURCHASE AGREEMENTS--2.2%
  State Street Bank and Trust Co. repurchase
    agreement 0.05% dated 6/30/04, due 7/1/04
    repurchase price $597,001 collaterized by
    U.S. Treasury Bond 8%, 11/15/21
    market value $610,676 ........................        597        597,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $716,933) ................................        716,938
                                                                 -----------
TOTAL INVESTMENTS--100.0%
  (Identified cost $24,022,345) .............................     27,638,564(a)
  Other assets and liabilities, net--0.0% ...................         12,212
                                                                 -----------
NET ASSETS--100.0% ..........................................    $27,650,776
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $243,084 and gross depreciation of $882,950 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $28,278,430.
(b) Non-income producing.
(c) All or a portion segregated as collateral for futures contracts.
(d) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $24,022,345) .........................   $27,638,564
Cash .................................................................................           288
Receivables
  Investment securities sold .........................................................        39,818
  Fund shares sold ...................................................................        32,128
  Variation margin for future contracts ..............................................         6,660
  Receivable from adviser ............................................................         2,260
  Dividends ..........................................................................           569
Prepaid expenses .....................................................................         1,243
                                                                                         -----------
    Total assets .....................................................................    27,721,530
                                                                                         -----------
LIABILITIES
Payables
  Fund shares repurchased ............................................................         8,689
  Investment securities purchased ....................................................         3,185
  Printing fee .......................................................................        24,971
  Professional fee ...................................................................        22,481
  Financial agent fee ................................................................         4,181
  Administration fee .................................................................         1,755
  Trustees' fee ......................................................................         1,039
Accrued expenses .....................................................................         4,453
                                                                                         -----------
    Total liabilities ................................................................        70,754
                                                                                         -----------
NET ASSETS ...........................................................................   $27,650,776
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $30,816,892
  Accumulated net investment loss ....................................................       (53,535)
  Accumulated net realized loss ......................................................    (6,745,550)
  Net unrealized appreciation ........................................................     3,632,969
                                                                                         -----------
NET ASSETS ...........................................................................   $27,650,776
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     6,819,979
                                                                                         ===========
Net asset value and offering price per share .........................................         $4.05
                                                                                               =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $   22,546
  Interest ...........................................................................          703
  Foreign taxes withheld .............................................................         (187)
                                                                                         ----------
    Total investment income ..........................................................       23,062
                                                                                         ----------
EXPENSES
  Investment advisory fee ............................................................       44,682
  Financial agent fee ................................................................       23,891
  Administration fee .................................................................       10,213
  Custodian ..........................................................................       16,019
  Professional .......................................................................       15,742
  Printing ...........................................................................       13,390
  Trustees ...........................................................................        3,241
  Miscellaneous ......................................................................        6,401
                                                                                         ----------
    Total expenses ...................................................................      133,579
    Less expenses borne by investment adviser ........................................      (56,982)
                                                                                         ----------
    Net expenses .....................................................................       76,597
                                                                                         ----------
NET INVESTMENT LOSS ..................................................................      (53,535)
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ...................................................     (494,467)
  Net realized gain on futures contracts .............................................       45,555
  Net change in unrealized appreciation (depreciation) on investments ................    1,257,765
  Net change in unrealized appreciation (depreciation) on futures ....................       (3,766)
                                                                                         ----------
NET GAIN ON INVESTMENTS ..............................................................      805,087
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $  751,552
                                                                                         ==========

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04       YEAR ENDED
                                                                                           (UNAUDITED)      12/31/03
                                                                                           -----------     -----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $   (53,535)    $   (50,930)
  Net realized gain (loss) .............................................................      (448,912)       (673,366)
  Net change in unrealized appreciation (depreciation) .................................     1,253,999       6,225,767
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................       751,552       5,501,471
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,511,098 and 4,912,949 shares, respectively) .........     9,827,846      16,637,089
  Cost of shares repurchased (1,645,914 and 2,019,677 shares, respectively) ............    (6,349,517)     (6,807,425)
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     3,478,329       9,829,664
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     4,229,881      15,331,135
NET ASSETS
  Beginning of period ..................................................................    23,420,895       8,089,760
                                                                                           -----------     -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($53,535) AND
    $0, RESPECTIVELY) ..................................................................   $27,650,776     $23,420,895
                                                                                           ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                      SIX MONTHS
                                                         ENDED                YEAR ENDED DECEMBER 31,            FROM INCEPTION
                                                        6/30/04         ----------------------------------         8/15/00 TO
                                                      (UNAUDITED)        2003          2002          2001           12/31/00
                                                      -----------       ------        ------        ------       --------------
Net asset value, beginning of period .............      $ 3.93          $ 2.64        $ 4.23        $ 6.32          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................       (0.01)          (0.01)(5)     (0.01)(5)     (0.02)(5)       (0.01)
  Net realized and unrealized gain (loss) ........        0.13            1.30         (1.58)        (2.07)          (3.67)
                                                        ------          ------        ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS .............        0.12            1.29         (1.59)        (2.09)          (3.68)
                                                        ------          ------        ------        ------          ------
CHANGE IN NET ASSET VALUE ........................        0.12            1.29         (1.59)        (2.09)          (3.68)
                                                        ------          ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD ...................      $ 4.05          $ 3.93        $ 2.64        $ 4.23          $ 6.32
                                                        ======          ======        ======        ======          ======
Total return .....................................        3.08%(2)       48.85%       (37.58)%      (33.04)%        (36.78)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........     $27,651         $23,421        $8,090        $9,307          $5,515
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .........................        0.60%(1)        0.60%(4)      0.58%(4)      0.50%(4)        0.50%(1)
  Net investment income (loss) ...................       (0.42)%(1)      (0.35)%       (0.48)%       (0.40)%         (0.30)%(1)
Portfolio turnover ...............................          10%(2)          18%           42%           91%             50%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment advisor had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.05%, 1.45%, 2.72%, 2.35% and 3.93% for the periods ended June 30, 2004, December 31, 2003, 2002, 2001 and 2000, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ. (5) Computed using average shares outstanding.

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                       SHARES      VALUE
                                                       ------   ------------

DOMESTIC COMMON STOCKS--98.2%
AEROSPACE & DEFENSE--1.7%
  Boeing Co. (The) ...............................     12,600   $    643,734
  Lockheed Martin Corp. ..........................      4,500        234,360
  United Technologies Corp. ......................     12,400      1,134,352
                                                                ------------
                                                                   2,012,446
                                                                ------------
AGRICULTURAL PRODUCTS--0.6%
  Archer-Daniels-Midland Co. .....................     35,500        595,690
  Corn Products International, Inc. ..............      3,200        148,960
                                                                ------------
                                                                     744,650
                                                                ------------
ALUMINUM--0.1%
  Alcoa, Inc. ....................................      2,500         82,575
                                                                ------------
APPAREL RETAIL--0.8%
  Gap, Inc. (The) ................................     32,800        795,400
  Limited Brands .................................      7,100        132,770
                                                                ------------
                                                                     928,170
                                                                ------------
APPLICATION SOFTWARE--0.1%
  Autodesk, Inc. .................................      1,400         59,934
  Intuit, Inc. (b) ...............................      1,700         65,586
  Siebel Systems, Inc. (b) .......................      4,800         51,264
                                                                ------------
                                                                     176,784
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
  Northern Trust Corp. ...........................      1,200         50,736
  State Street Corp. .............................      8,000        392,320
                                                                ------------
                                                                     443,056
                                                                ------------
AUTO PARTS & EQUIPMENT--0.2%
  Lear Corp. .....................................      3,800        224,162
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.6%
  Ford Motor Co. .................................     42,100        658,865
                                                                ------------
BIOTECHNOLOGY--0.4%
  Amgen, Inc. (b) ................................      6,100        332,877
  Invitrogen Corp. (b) ...........................      1,000         71,990
  Techne Corp. (b) ...............................      2,900        126,005
                                                                ------------
                                                                     530,872
                                                                ------------
BUILDING PRODUCTS--0.4%
  Masco Corp. ....................................     15,200        473,936
                                                                ------------
CASINOS & GAMING--0.1%
  Caesars Entertainment, Inc. (b) ................      6,100         91,500
                                                                ------------
COMMUNICATIONS EQUIPMENT--3.4%
  Cisco Systems, Inc. (b) ........................     96,900      2,296,530
  Harris Corp. ...................................      2,000        101,500
  Motorola, Inc. .................................     37,800        689,850
  Polycom, Inc. (b) ..............................      2,900         64,989
  QUALCOMM, Inc. .................................      6,200        452,476
  Scientific-Atlanta, Inc. .......................      3,400        117,300
  Tellabs, Inc. (b) ..............................     30,500        266,570
                                                                ------------
                                                                   3,989,215
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--0.2%
  RadioShack Corp. ...............................      8,900        254,807
                                                                ------------
COMPUTER HARDWARE--2.8%
  Hewlett-Packard Co. ............................     59,700      1,259,670
  International Business Machines Corp. ..........     22,300      1,965,745
  NCR Corp. (b) ..................................      1,800         89,262
                                                                ------------
                                                                   3,314,677
                                                                ------------


                                                       SHARES       VALUE
                                                       ------    -----------

COMPUTER STORAGE & PERIPHERALS--0.2%
  Storage Technology Corp. (b) ...................      7,200   $    208,800
                                                                ------------
CONSTRUCTION MATERIALS--0.5%
  Vulcan Materials Co. ...........................     11,300        537,315
                                                                ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.8%
  Caterpillar, Inc. ..............................      3,200        254,208
  Deere & Co. ....................................      5,800        406,812
  PACCAR, Inc. ...................................      4,600        266,754
                                                                ------------
                                                                     927,774
                                                                ------------
CONSUMER FINANCE--2.1%
  American Express Co. ...........................     25,000      1,284,500
  Capital One Financial Corp. ....................      1,000         68,380
  MBNA Corp. .....................................     42,200      1,088,338
                                                                ------------
                                                                   2,441,218
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
  Computer Sciences Corp. (b) ....................      3,000        139,290
  Fiserv, Inc. (b) ...............................     12,600        490,014
  Sabre Holdings Corp. ...........................      4,900        135,779
                                                                ------------
                                                                     765,083
                                                                ------------
DEPARTMENT STORES--2.1%
  Dillard's, Inc. Class A ........................      4,800        107,040
  Federated Department Stores, Inc. ..............     15,700        770,870
  May Department Stores Co. (The) ................     35,300        970,397
  Nordstrom, Inc. ................................     10,100        430,361
  Penney (J.C.) Co., Inc. ........................      4,900        185,024
                                                                ------------
                                                                   2,463,692
                                                                ------------
DIVERSIFIED BANKS--5.8%
  Bank of America Corp. ..........................     42,400      3,587,888
  Bank One Corp. .................................     17,100        872,100
  U.S. Bancorp ...................................      4,200        115,752
  Wachovia Corp. .................................     43,000      1,913,500
  Wells Fargo & Co. ..............................      7,100        406,333
                                                                ------------
                                                                   6,895,573
                                                                ------------
DIVERSIFIED CAPITAL MARKETS--1.6%
  J.P. Morgan Chase & Co. ........................     50,400      1,954,008
                                                                ------------
DIVERSIFIED CHEMICALS--0.6%
  Dow Chemical Co. (The) .........................      9,400        382,580
  Eastman Chemical Co. ...........................      4,700        217,281
  PPG Industries, Inc. ...........................      1,400         87,486
                                                                ------------
                                                                     687,347
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.4%
  Cendant Corp. ..................................     13,200        323,136
  Dun & Bradstreet Corp. (b) .....................      3,600        194,076
                                                                ------------
                                                                     517,212
                                                                ------------
DIVERSIFIED METALS & MINING--0.1%
  Phelps Dodge Corp. .............................        800         62,008
                                                                ------------
ELECTRIC UTILITIES--1.1%
  American Electric Power Co., Inc. ..............      4,300        137,600
  Exelon Corp. ...................................     14,000        466,060
  Great Plains Energy, Inc. ......................     22,700        674,190
                                                                ------------
                                                                   1,277,850
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
  Emerson Electric Co. ...........................      2,800        177,940
  Hubbell, Inc. Class B ..........................      2,900        135,459
  Rockwell Automation, Inc. ......................      4,600        172,546
                                                                ------------
                                                                     485,945
                                                                ------------

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                       SHARES       VALUE
                                                       ------    -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.8%
  Agilent Technologies, Inc. (b) .................     33,700   $    986,736
  PerkinElmer, Inc. ..............................     13,300        266,532
  Tektronix, Inc. ................................     12,200        415,044
  Thermo Electron Corp. (b) ......................     13,700        421,138
                                                                ------------
                                                                   2,089,450
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.2%
  Jabil Circuit, Inc. (b) ........................      6,700        168,706
  Sanmina-SCI Corp. (b) ..........................     10,500         95,550
                                                                ------------
                                                                     264,256
                                                                ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
  Monsanto Co. ...................................     13,900        535,150
                                                                ------------
FOOD RETAIL--0.0%
  SUPERVALU, Inc. ................................      1,900         58,159
                                                                ------------
FOOTWEAR--0.2%
  Wolverine World Wide, Inc. .....................      8,900        233,625
                                                                ------------
FOREST PRODUCTS--0.9%
  Weyerhaeuser Co. ...............................     17,600      1,110,912
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.2%
  AmerisourceBergen Corp. ........................      3,800        227,164
                                                                ------------
HEALTH CARE EQUIPMENT--1.4%
  Applied Biosystems Group - Applera Corp. .......      3,500         76,125
  Bard (C.R.), Inc. ..............................      8,700        492,855
  Beckman Coulter, Inc. ..........................        900         54,900
  Becton, Dickinson & Co. ........................      8,900        461,020
  Respironics, Inc. (b) ..........................      7,700        452,375
  Varian Medical Systems, Inc. (b) ...............        600         47,610
  VISX, Inc. (b) .................................      2,600         69,472
                                                                ------------
                                                                   1,654,357
                                                                ------------
HEALTH CARE SERVICES--0.4%
  IMS Health, Inc. ...............................     18,400        431,296
                                                                ------------
HEALTH CARE SUPPLIES--0.5%
  Bausch & Lomb, Inc. ............................      7,300        475,011
  Ocular Sciences, Inc. (b) ......................      4,300        163,400
                                                                ------------
                                                                     638,411
                                                                ------------
HOME ENTERTAINMENT SOFTWARE--0.2%
  THQ, Inc. (b) ..................................     10,400        238,160
                                                                ------------
HOME IMPROVEMENT RETAIL--1.4%
  Home Depot, Inc. (The) .........................     28,200        992,640
  Sherwin-Williams Co. (The) .....................     16,100        668,955
                                                                ------------
                                                                   1,661,595
                                                                ------------
HOUSEHOLD APPLIANCES--0.5%
  Black & Decker Corp. (The) .....................      9,000        559,170
                                                                ------------
HOUSEHOLD PRODUCTS--2.0%
  Kimberly-Clark Corp. ...........................     17,600      1,159,488
  Procter & Gamble Co. (The) .....................     22,200      1,208,568
                                                                ------------
                                                                   2,368,056
                                                                ------------
HOUSEWARES & SPECIALTIES--0.6%
  Fortune Brands, Inc. ...........................      9,200        693,956
                                                                ------------
INDUSTRIAL CONGLOMERATES--3.5%
  3M Co. .........................................     16,300      1,467,163
  General Electric Co. ...........................     46,000      1,490,400
  Textron, Inc. ..................................      3,700        219,595
  Tyco International Ltd. ........................     27,400        908,036
                                                                ------------
                                                                   4,085,194
                                                                ------------


                                                       SHARES       VALUE
                                                       ------    -----------

INDUSTRIAL MACHINERY--1.8%
  Eaton Corp. ....................................     12,700   $    822,198
  Ingersoll-Rand Co. Class A .....................     19,500      1,332,045
                                                                ------------
                                                                   2,154,243
                                                                ------------
INSURANCE BROKERS--0.4%
  Willis Group Holdings Ltd. .....................     12,800        479,360
                                                                ------------
INTEGRATED OIL & GAS--5.8%
  ChevronTexaco Corp. ............................     18,900      1,778,679
  Exxon Mobil Corp. ..............................     86,600      3,845,906
  Occidental Petroleum Corp. .....................     25,100      1,215,091
                                                                ------------
                                                                   6,839,676
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.6%
  ALLTEL Corp. ...................................      6,800        344,216
  BellSouth Corp. ................................     47,100      1,234,962
  CenturyTel, Inc. ...............................      7,000        210,280
  SBC Communications, Inc. .......................     27,200        659,600
  Verizon Communications, Inc. ...................     49,400      1,787,786
                                                                ------------
                                                                   4,236,844
                                                                ------------
INTERNET SOFTWARE & SERVICES--0.4%
  EarthLink, Inc. (b) ............................     32,300        334,305
  United Online, Inc. (b) ........................      8,750        154,087
                                                                ------------
                                                                     488,392
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.9%
  E*TRADE Financial Corp. (b) ....................      7,900         88,085
  Goldman Sachs Group, Inc. (The) ................      1,600        150,656
  Lehman Brothers Holdings, Inc. .................      7,000        526,750
  Merrill Lynch & Co., Inc. ......................     24,200      1,306,316
  Morgan Stanley .................................     25,100      1,324,527
                                                                ------------
                                                                   3,396,334
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.5%
  CACI International, Inc. Class A (b) ...........     15,300        618,732
                                                                ------------
LEISURE PRODUCTS--0.1%
  Hasbro, Inc. ...................................      9,300        176,700
                                                                ------------
LIFE & HEALTH INSURANCE--1.8%
  AFLAC, Inc. ....................................      4,400        179,564
  Lincoln National Corp. .........................     14,600        689,850
  MetLife, Inc. ..................................     31,700      1,136,445
  Prudential Financial, Inc. .....................      2,000         92,940
                                                                ------------
                                                                   2,098,799
                                                                ------------
MANAGED HEALTH CARE--2.4%
  Aetna, Inc. ....................................      4,400        374,000
  Anthem, Inc. (b) ...............................        900         80,604
  CIGNA Corp. ....................................      2,200        151,382
  UnitedHealth Group, Inc. .......................     23,700      1,475,325
  WellPoint Health Networks, Inc. (b) ............      6,700        750,467
                                                                ------------
                                                                   2,831,778
                                                                ------------
MOVIES & ENTERTAINMENT--4.3%
  Time Warner, Inc. (b) ..........................    136,800      2,404,944
  Viacom, Inc. Class B ...........................     23,700        846,564
  Walt Disney Co. (The) ..........................     72,200      1,840,378
                                                                ------------
                                                                   5,091,886
                                                                ------------
MULTI-LINE INSURANCE--0.8%
  American International Group, Inc. .............     13,600        969,408
                                                                ------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
  Constellation Energy Group, Inc. ...............     33,700      1,277,230
  Sempra Energy ..................................     23,800        819,434
                                                                ------------
                                                                   2,096,664
                                                                ------------

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                       SHARES       VALUE
                                                       ------    -----------

OFFICE ELECTRONICS--0.1%
  Xerox Corp. (b) ................................     12,000   $    174,000
                                                                ------------
OFFICE SERVICES & SUPPLIES--0.3%
  HNI Corp. ......................................      7,400        313,242
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.8%
  Citigroup, Inc. ................................     71,400      3,320,100
                                                                ------------
PACKAGED FOODS & MEATS--1.9%
  Flowers Foods, Inc. ............................      4,400        115,060
  Kellogg Co. ....................................     42,100      1,761,885
  Tyson Foods, Inc. Class A ......................     19,800        414,810
                                                                ------------
                                                                   2,291,755
                                                                ------------
PHARMACEUTICALS--7.4%
  Abbott Laboratories ............................     12,700        517,652
  Bristol-Myers Squibb Co. .......................     68,800      1,685,600
  Johnson & Johnson ..............................     33,400      1,860,380
  Merck & Co., Inc. ..............................     30,600      1,453,500
  Pfizer, Inc. ...................................     71,720      2,458,562
  Wyeth ..........................................     20,500        741,280
                                                                ------------
                                                                   8,716,974
                                                                ------------
PHOTOGRAPHIC PRODUCTS--0.7%
  Eastman Kodak Co. ..............................     30,300        817,494
                                                                ------------
PROPERTY & CASUALTY INSURANCE--2.7%
  Allstate Corp. (The) ...........................     41,800      1,945,790
  Ambac Financial Group, Inc. ....................      8,500        624,240
  Old Republic International Corp. ...............      5,000        118,600
  Progressive Corp. (The) ........................      5,500        469,150
                                                                ------------
                                                                   3,157,780
                                                                ------------
PUBLISHING & PRINTING--0.5%
  McGraw-Hill Cos., Inc. (The) ...................      6,800        520,676
  Meredith Corp. .................................      1,600         87,936
                                                                ------------
                                                                     608,612
                                                                ------------
RAILROADS--0.1%
  Norfolk Southern Corp. .........................      6,300        167,076
                                                                ------------
REGIONAL BANKS--0.5%
  Hibernia Corp. Class A .........................     13,900        337,770
  National City Corp. ............................      3,100        108,531
  PNC Financial Services Group, Inc. (The) .......      2,000        106,160
                                                                ------------
                                                                     552,461
                                                                ------------
REITS--0.3%
  iStar Financial, Inc. ..........................      8,100        324,000
                                                                ------------
RESTAURANTS--1.3%
  McDonald's Corp. ...............................     34,200        889,200
  Wendy's International, Inc. ....................      6,100        212,524
  Yum! Brands, Inc. ..............................     10,900        405,698
                                                                ------------
                                                                   1,507,422
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.5%
  Applied Materials, Inc. (b) ....................     30,800        604,296
                                                                ------------
SEMICONDUCTORS--3.4%
  Analog Devices, Inc. ...........................      6,300        296,604
  Intel Corp. ....................................    107,500      2,967,000
  LSI Logic Corp. (b) ............................     12,000         91,440
  Texas Instruments, Inc. ........................     29,800        720,564
                                                                ------------
                                                                   4,075,608
                                                                ------------


                                                       SHARES       VALUE
                                                       ------    -----------

SOFT DRINKS--1.1%
  Coca-Cola Co. (The) ............................      6,400   $    323,072
  Coca-Cola Enterprises, Inc. ....................      8,900        258,011
  PepsiAmericas, Inc. ............................      7,300        155,052
  PepsiCo, Inc. ..................................      9,600        517,248
                                                                ------------
                                                                   1,253,383
                                                                ------------
SPECIALTY CHEMICALS--0.1%
  Rohm and Haas Co. ..............................      3,800        158,004
                                                                ------------
SPECIALTY STORES--0.6%
  Barnes & Noble, Inc. (b) .......................      2,000         67,960
  Blockbuster, Inc. Class A ......................     16,200        245,916
  Claire's Stores, Inc. ..........................     13,800        299,460
  Staples, Inc. ..................................      2,500         73,275
                                                                ------------
                                                                     686,611
                                                                ------------
SYSTEMS SOFTWARE--4.1%
  Microsoft Corp. ................................    169,100      4,829,496
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.2%
  Avnet, Inc. (b) ................................      4,900        111,230
  Tech Data Corp. (b) ............................      4,200        164,346
                                                                ------------
                                                                     275,576
                                                                ------------
TOBACCO--0.4%
  Altria Group, Inc. .............................      2,800        140,140
  R.J. Reynolds Tobacco Holdings, Inc. ...........      5,500        371,745
                                                                ------------
                                                                     511,885
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Nextel Communications, Inc. Class A (b) ........     14,900        397,234
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $105,795,235) ............................    116,220,276
                                                                ------------
FOREIGN COMMON STOCKS(c)--0.6%
AUTO PARTS & EQUIPMENT--0.2%
  Autoliv, Inc. (Sweden) .........................      7,200        303,840
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.2%
  Accenture Ltd. Class A (Bermuda) (b) ...........      9,700        266,556
                                                                ------------
REINSURANCE--0.2%
  RenaissanceRe Holdings Ltd. (Bermuda) ..........      3,900        210,405
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $642,549) ................................        780,801
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.8%
  (Identified cost $106,437,784) ............................    117,001,077
                                                                ------------


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)
                                            --------   ------
SHORT-TERM OBLIGATIONS--1.2%
COMMERCIAL PAPER--1.2%
  Clipper Receivables Co. LLC 1.50%, 7/1/04    A-1     $1,390      1,390,000
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,390,000) ..............................      1,390,000
                                                                ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $107,827,784) ............................    118,391,077(a)
  Other assets and liabilities, net--0.0% ...................        (58,277)
                                                                ------------
NET ASSETS--100.0% ..........................................   $118,332,800
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,967,300 and gross depreciation of $4,042,491 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $108,466,268.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $107,827,784) ........................   $118,391,077
Cash .................................................................................          2,396
Receivables
  Investment securities sold .........................................................        951,725
  Dividends ..........................................................................        124,652
  Fund shares sold ...................................................................         79,762
Prepaid expenses .....................................................................             68
                                                                                         ------------
    Total assets .....................................................................    119,549,680
                                                                                         ------------
LIABILITIES
Payables
  Investment securities purchased ....................................................      1,004,884
  Fund shares repurchased ............................................................         56,827
  Investment advisory fee ............................................................         62,623
  Financial agent fee ................................................................          8,925
  Administration fee .................................................................          7,666
  Trustees' fee ......................................................................          1,039
Accrued expenses .....................................................................         74,916
                                                                                         ------------
    Total liabilities ................................................................      1,216,880
                                                                                         ------------
NET ASSETS ...........................................................................   $118,332,800
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $125,512,169
  Undistributed net investment income ................................................        267,401
  Accumulated net realized loss ......................................................    (18,010,063)
  Net unrealized appreciation ........................................................     10,563,293
                                                                                         ------------
NET ASSETS ...........................................................................   $118,332,800
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     10,429,913
                                                                                         ============
Net asset value and offering price per share .........................................         $11.35
                                                                                               ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $1,011,147
  Interest ...........................................................................        8,501
  Foreign taxes withheld .............................................................       (2,402)
                                                                                         ----------
    Total investment income ..........................................................    1,017,246
                                                                                         ----------
EXPENSES
  Investment advisory fee ............................................................      396,105
  Financial agent fee ................................................................       51,810
  Administration fee .................................................................       45,269
  Custodian ..........................................................................       24,931
  Printing ...........................................................................       24,414
  Professional .......................................................................       15,011
  Trustees ...........................................................................        3,241
  Miscellaneous ......................................................................        3,217
                                                                                         ----------
    Total expenses ...................................................................      563,998
    Less expenses borne by investment adviser ........................................      (26,426)
    Custodian fees paid indirectly ...................................................           (1)
                                                                                         ----------
    Net expenses .....................................................................      537,571
                                                                                         ----------
NET INVESTMENT INCOME ................................................................      479,675
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................    3,004,887
  Net change in unrealized appreciation (depreciation) on investments ................     (189,047)
                                                                                         ----------
NET GAIN ON INVESTMENTS ..............................................................    2,815,840
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $3,295,515
                                                                                         ==========

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04        YEAR ENDED
                                                                                           (UNAUDITED)       12/31/03
                                                                                           -----------      ----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    479,675     $  1,044,493
  Net realized gain (loss) .............................................................      3,004,887       (1,127,003)
  Net change in unrealized appreciation (depreciation) .................................       (189,047)      22,233,757
                                                                                           ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      3,295,515       22,151,247
                                                                                           ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................       (411,384)      (1,026,887)
                                                                                           ------------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................       (411,384)      (1,026,887)
                                                                                           ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,510,431 and 2,628,925 shares, respectively) .........     16,956,244       25,492,892
  Net asset value of shares issued from reinvestment of distributions (36,700 and
    104,116 shares, respectively) ......................................................        411,384        1,026,887
  Cost of shares repurchased (860,002 and 2,204,696 shares, respectively) ..............     (9,636,770)     (20,750,616)
                                                                                           ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................      7,730,858        5,769,163
                                                                                           ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     10,614,989       26,893,523
NET ASSETS
  Beginning of period ..................................................................    107,717,811       80,824,288
                                                                                           ------------     ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $267,401 AND
    $199,110, RESPECTIVELY) ............................................................   $118,332,800     $107,717,811
                                                                                           ============     ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                             SIX MONTHS
                                                ENDED                                YEAR ENDED DECEMBER 31,
                                               6/30/04          ---------------------------------------------------------------
                                             (UNAUDITED)         2003           2002          2001          2000          1999
                                             -----------        ------         ------        ------        ------        ------
Net asset value, beginning of period ......     $11.06          $ 8.77         $11.42        $12.52        $13.53        $11.99
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ............       0.05            0.11           0.08          0.08          0.07          0.07
  Net realized and unrealized gain (loss) .       0.28            2.29          (2.65)        (1.09)        (0.96)         1.97
                                                ------          ------         ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS ......       0.33            2.40          (2.57)        (1.01)        (0.89)         2.04
                                                ------          ------         ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income ....      (0.04)          (0.11)         (0.08)        (0.06)        (0.07)        (0.07)
  Distributions from net realized gains ...         --              --             --         (0.03)        (0.05)        (0.16)
  Tax return of capital ...................         --              --             --            --            --         (0.27)
                                                ------          ------         ------        ------        ------        ------
    TOTAL DISTRIBUTIONS ...................      (0.04)          (0.11)         (0.08)        (0.09)        (0.12)        (0.50)
                                                ------          ------         ------        ------        ------        ------
CHANGE IN NET ASSET VALUE .................       0.29            2.29          (2.65)        (1.10)        (1.01)         1.54
                                                ------          ------         ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ............     $11.35          $11.06         $ 8.77        $11.42        $12.52        $13.53
                                                ======          ======         ======        ======        ======        ======
Total return ..............................       2.98%(2)       27.46%        (22.51)%       (8.17)%       (6.61)%       17.00%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...   $118,333        $107,718        $80,824      $115,740      $112,489      $101,834
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ..................       0.95%(1)(4)     0.95%(4)       0.93%(4)      0.85%(4)      0.85%         0.85%
  Net investment income ...................       0.85%(1)        1.18%          0.79%         0.65%         0.54%         0.71%
Portfolio turnover ........................         30%(2)          55%            60%           29%           53%           52%

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.00%, 1.01%, 0.95%, 0.93%, 0.94% and 1.01% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)

                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------

AGENCY MORTGAGE-BACKED SECURITIES--5.7%
  Fannie Mae 6.50%, 10/1/31 .................  AAA      $   93   $     96,462
  Fannie Mae 6%, 9/1/32 .....................  AAA         427        436,338
  Fannie Mae 6%, 12/1/32 ....................  AAA       2,464      2,519,746
  Fannie Mae 5%, 5/1/34 .....................  AAA       1,598      1,545,589
  Fannie Mae 5.50%, 5/1/34 ..................  AAA       1,994      1,986,927
  Fannie Mae 5.50%, 6/1/34 ..................  AAA       9,500      9,467,344
  Fannie Mae TBA 5.50%, 7/15/34 (l) .........  AAA       6,000      5,970,000
  GNMA 6.50%, '23-'32 .......................  AAA       3,046      3,191,019
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $24,926,715) ..............................     25,213,425
                                                                 ------------
MUNICIPAL BONDS--4.4%
CALIFORNIA--1.2%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%,
    10/1/29 .................................  AAA       1,000      1,061,180
  Fresno County Pension Obligation
    Unrefunded Balance Revenue Taxable
    6.21%, 8/15/06 ..........................  AAA         255        270,948
  Kern County Pension Obligation Revenue
    Taxable 7.26%, 8/15/14 ..................  AAA         420        479,522
  Long Beach Pension Obligation Taxable
    Unrefunded Balance Revenue 6.87%,
    9/1/06 ..................................  AAA          57         61,587
  San Bernardino County Revenue Taxable
    Series A 5.43%, 8/1/13 ..................  AAA       1,750      1,769,915
  Sonoma County Pension Obligation
    Revenue Taxable 6.625%, 6/1/13 ..........  AAA       1,350      1,478,574
                                                                 ------------
                                                                    5,121,726
                                                                 ------------
FLORIDA--1.6%
  Florida State Department of Transportation
    Series A 5%, 7/1/12 .....................  AA+       1,800      1,947,906
  Miami Beach Special Obligation Taxable
    Pension Funding Project Revenue
    8.60%, 9/1/21 ...........................  AAA       4,085      4,404,365
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 (e) ......  AAA         810        871,601
                                                                 ------------
                                                                    7,223,872
                                                                 ------------
KENTUCKY--0.4%
  Kentucky State Property and Buildings
    Commission Revenue 5%, 10/1/12 ..........  AAA       1,500      1,613,310
                                                                 ------------
PENNSYLVANIA--0.6%
  Philadelphia Authority For Industrial
    Development Pension Funding Revenue
    Taxable Series A 5.79%, 4/15/09 .........  AAA       1,400      1,488,452
  Pittsburgh Pension Obligation Taxable
    Series C 6.50%, 3/1/17 ..................  AAA       1,250      1,342,663
                                                                 ------------
                                                                    2,831,115
                                                                 ------------
TEXAS--0.2%
  Dallas-Fort Worth International Airport
    Facilities Improvement Revenue Taxable
    6.40%, 11/1/07 ..........................  AAA       1,000      1,084,200
                                                                 ------------
VIRGINIA--0.4%
  Virginia Public Building Authority Public
    Facilities Revenue Series A 5%, 8/1/12 ..  AA+       1,500      1,630,875
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $18,900,175) ..............................     19,505,098
                                                                 ------------


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------

ASSET-BACKED SECURITIES--2.1%
  Capital One Master Trust 01-5, A 5.30%,
    6/15/09 .................................  AAA      $2,500   $  2,606,254
  Green Tree Financial Corp. 96-10, M1
    7.24%, 11/15/28 .........................  BBB       1,000        910,313
  Morgan Stanley Auto Loan Trust 04-HB1,
    A4 3.33%, 10/15/11 ......................  AAA       1,000      1,000,625
  Residential Asset Mortgage Products,
  Inc. 03-RS6, AI3 3.08%, 12/25/28 ..........  AAA       2,000      1,982,057
  WFS Financial Owner Trust 03-1, A4
    2.74%, 9/20/10 ..........................  AAA       1,000        988,641
  Whole Auto Loan Trust 02-1, B 2.91%,
    4/15/09 .................................  A           563        564,652
  World Omni Auto Receivables Trust 02-A,
    A4 4.05%, 7/15/09 .......................  AAA       1,250      1,271,737
                                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $9,350,603) ...............................      9,324,279
                                                                 ------------
DOMESTIC CORPORATE BONDS--15.1%
AEROSPACE & DEFENSE--0.2%
  Rockwell Collins, Inc. 4.75%, 12/1/13 .....  A         1,000        966,818
                                                                 ------------
AGRICULTURAL PRODUCTS--0.1%
  Corn Products International, Inc. 8.25%,
    7/15/07 .................................  BBB-        500        546,875
                                                                 ------------
ALUMINUM--0.2%
  Alcoa, Inc. 5.375%, 1/15/13 ...............  A-        1,000      1,009,170
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.2%
  American Axle & Manufacturing, Inc. .......
    5.25%, 2/11/14 ..........................  BBB         750        719,920
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.2%
  DaimlerChrysler NA Holding Corp. 4.75%,
    1/15/08 .................................  BBB       1,000      1,008,287
                                                                 ------------
BROADCASTING & CABLE TV--0.2%
  Comcast Corp. 5.30%, 1/15/14 ..............  BBB       1,000        962,579
                                                                 ------------
CASINOS & GAMING--0.8%
  Caesars Entertainment, Inc. 9.375%,
    2/15/07 .................................  BB-         500        544,375
  Harrah's Operating Co., Inc. 7.50%,
    1/15/09 .................................  BBB-        250        273,863
  Mandalay Resort Group 6.375%, 12/15/11 ....  BB+         750        765,937
  MGM Mirage 9.75%, 6/1/07 ..................  BB-         500        548,750
  Station Casinos, Inc. 6.875%, 3/1/16 ......  B+        1,500      1,451,250
                                                                 ------------
                                                                    3,584,175
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.2%
  Motorola, Inc. 7.625%, 11/15/10 ...........  BBB         750        844,393
                                                                 ------------
CONSUMER FINANCE--2.0%
  Capital One Bank 6.50%, 6/13/13 ...........  BB+         500        516,411
  Ford Motor Credit Co. 7.25%, 10/25/11 (j) .  BBB-      3,000      3,132,873
  General Electric Capital Corp. 2.75%,
    9/25/06 .................................  AAA       1,250      1,237,493
  General Electric Capital Corp. 6%,
    6/15/12 (j) .............................  AAA       2,000      2,110,576
  General Motors Acceptance Corp. 6.875%,
    8/28/12 .................................  BBB       1,500      1,525,887
  Household Finance Corp. 6.75%, 5/15/11 ....  A           500        546,401
                                                                 ------------
                                                                    9,069,641
                                                                 ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------

DIVERSIFIED BANKS--0.8%
  Bank of America Corp. 5.25%, 12/1/15 ......  A        $1,500   $  1,446,196
  Rabobank Capital Funding II 144A 5.26%,
    12/29/49 (d) (e) ........................  AA        1,100      1,064,451
  U.S. Bank National Association 6.30%,
    7/15/08 .................................  A+          500        541,923
  Wachovia Corp. 5.625%, 12/15/08 ...........  A-          500        522,403
                                                                 ------------
                                                                    3,574,973
                                                                 ------------
DIVERSIFIED CHEMICALS--0.2%
  Cabot Corp. 144A 5.25%, 9/1/13 (d) ........  BBB+        750        729,073
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.4%
  International Lease Finance Corp. 4.375%,
    11/1/09 .................................  AA-       1,250      1,228,420
  United Rentals North America, Inc. 144A
    6.50%, 2/15/12 (d) ......................  BB-         500        475,000
                                                                 ------------
                                                                    1,703,420
                                                                 ------------
ELECTRIC UTILITIES--0.3%
  Entergy Gulf States, Inc. 5.25%, 8/1/15 ...  BBB-        850        803,737
  Oncor Electric Delivery Co. 6.375%,
    1/15/15 .................................  BBB         500        526,550
                                                                 ------------
                                                                    1,330,287
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
  Mettler-Toledo International, Inc. 4.85%,
    11/15/10 ................................  BBB       1,000        987,222
                                                                 ------------
ENVIRONMENTAL SERVICES--0.4%
  Allied Waste Industries, Inc. 7.875%,
    3/15/05 .................................  BB-       1,000      1,035,000
  Allied Waste North America 144A 6.125%,
    2/15/14 (d) .............................  BB-       1,000        920,000
                                                                 ------------
                                                                    1,955,000
                                                                 ------------
GAS UTILITIES--0.3%
  AmeriGas Partners LP/AmeriGas Eagle
    Finance Corp. Series B 8.875%, 5/20/11 ..  BB-       1,250      1,337,500
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.3%
  AmerisourceBergen Corp. 8.125%, 9/1/08 ....  BB        1,060      1,147,450
                                                                 ------------
HEALTH CARE FACILITIES--0.6%
  HCA, Inc. 5.25%, 11/6/08 ..................  BBB-      1,000        994,766
  Manor Care, Inc. 7.50%, 6/15/06 ...........  BBB       1,500      1,597,500
                                                                 ------------
                                                                    2,592,266
                                                                 ------------
HOMEBUILDING--0.2%
  Lennar Corp. 7.625%, 3/1/09 ...............  BBB-      1,000      1,107,284
                                                                 ------------
INDUSTRIAL MACHINERY--0.5%
  ITW Cupids Financial Trust I 144A 6.55%,
    12/31/11 (d) (i) ........................  Aa(c)     2,000      2,131,550
                                                                 ------------
INTEGRATED OIL & GAS--0.1%
  Conoco Funding Co. 5.45%, 10/15/06 ........  A-          250        261,684
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
  AT&T Wireless Services, Inc. 7.875%,
    3/1/11 ..................................  BBB         125        142,183
  CenturyTel, Inc. Series F 6.30%, 1/15/08 ..  BBB+        500        529,746
  Verizon Communications, Inc. 7.51%,
    4/1/09 ..................................  A+        1,000      1,118,465
                                                                 ------------
                                                                    1,790,394
                                                                 ------------


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------

INVESTMENT BANKING & BROKERAGE--0.7%
  Credit Suisse First Boston USA, Inc.
    3.875%, 1/15/09 .........................  A+       $1,000   $    975,212
  Credit Suisse First Boston USA, Inc.
    5.125%, 1/15/14 .........................  A+          500        483,199
  Merrill Lynch & Co. 5%, 2/3/14 ............  A+        1,500      1,441,445
                                                                 ------------
                                                                    2,899,856
                                                                 ------------
LIFE & HEALTH INSURANCE--0.4%
  Jefferson-Pilot Corp. 4.75%, 1/30/14 ......  AA          750        718,242
  Metlife, Inc. 5%, 11/24/13 ................  A         1,000        969,652
                                                                 ------------
                                                                    1,687,894
                                                                 ------------
MULTI-LINE INSURANCE--0.0%
  Assurant, Inc. 5.625%, 2/15/14 ............  BBB+        200        196,360
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
  Halliburton Co. 5.50%, 10/15/10 ...........  BBB         500        505,845
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.7%
  Chesapeake Energy Corp. 6.875%,
    1/15/16 .................................  BB-         450        441,000
  Pemex Project Funding Master Trust
    7.875%, 2/1/09 ..........................  BBB-        500        545,000
  Pemex Project Funding Master Trust
    9.125%, 10/13/10 ........................  BBB-        500        572,500
  Pemex Project Funding Master Trust
    8%, 11/15/11 ............................  BBB-        750        808,125
  Pemex Project Funding Master Trust
    7.375%, 12/15/14 ........................  BBB-        750        765,000
                                                                 ------------
                                                                    3,131,625
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.2%
  Teekay Shipping Corp. 8.32%, 2/1/06 .......  BB+         135        141,413
  Valero Energy Corp. 4.75%, 4/1/14 .........  BBB         750        701,772
                                                                 ------------
                                                                      843,185
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
  American Honda Finance Corp. 144A
    4.50%, 5/26/09 (d) ......................  A+        1,000      1,000,613
  Citigroup, Inc. 5.125%, 5/5/14 ............  AA-       1,000        979,629
  Principal Life Global Funding I 144A
    4.40%, 10/1/10 (d) ......................  AA        1,500      1,479,671
  TIAA Global Markets 144A 3.875%,
    1/22/08 (d) .............................  AAA       2,000      1,998,858
                                                                 ------------
                                                                    5,458,771
                                                                 ------------
PACKAGED FOODS & MEATS--0.2%
  Campbell Soup Co. 5%, 12/3/12 .............  A         1,000        991,164
                                                                 ------------
PAPER PRODUCTS--0.1%
  International Paper Co. 5.50%, 1/15/14 ....  BBB         350        342,639
                                                                 ------------
RAILROADS--0.1%
  Union Pacific Corp. 6.50%, 4/15/12 ........  BBB         500        538,420
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
  EOP Operating LP 4.75%, 3/15/14 ...........  BBB+        750        690,990
                                                                 ------------
REGIONAL BANKS--0.8%
  BB&T Corp. 5.20%, 12/23/15 ................  A-        1,000        963,295
  Landesbank Baden-Wuerttemberg New York
    5.05%, 12/30/15 .........................  AAA         500        475,308
  PNC Funding Corp. 5.25%, 11/15/15 .........  BBB+      1,000        963,483
  Zions Bancorp 5.65%, 5/15/14 ..............  BBB-      1,000        988,585
                                                                 ------------
                                                                    3,390,671
                                                                 ------------
REITS--0.4%
  Colonial Properties Trust 6.25%, 6/15/14 ..  BBB-      1,000        999,380
  HRPT Properties Trust 5.75%, 2/15/14 ......  BBB       1,000        979,002
                                                                 ------------
                                                                    1,978,382
                                                                 ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------

SPECIALIZED FINANCE--0.2%
  CIT Group, Inc. 4.75%, 12/15/10 ...........  A        $  850   $    834,055
                                                                 ------------
SPECIALTY STORES--0.3%
  AutoZone, Inc. 5.50%, 11/15/15 ............  BBB+      1,250      1,196,971
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.2%
  Arrow Electronics, Inc. 6.875%, 7/1/13 ....  BBB-      1,000      1,044,561
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.5%
  Sovereign Bank 5.125%, 3/15/13 ............  BBB-      1,000        950,604
  Washington Mutual, Inc. 4.625%, 4/1/14 ....  BBB+      1,250      1,140,041
                                                                 ------------
                                                                    2,090,645
                                                                 ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $67,174,935) ..............................     67,181,995
                                                                 ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--5.5%
  American Business Financial Services
    Motrgage Loan Trust 02-2, A3 4.76%,
    6/15/21 .................................  AAA         140        139,852
  CS First Boston Mortgage Securities Corp.
    97-C2, A3 6.55%, 1/17/35 ................  AAA       4,200      4,500,311
  CS First Boston Mortgage Securities Corp.
    97-C2, B 6.72%, 1/17/35 .................  Aaa(c)    2,000      2,155,050
  DLJ Commercial Mortgage Corp. 98-CF2,
    A1B 6.24%, 11/12/31 .....................  Aaa(c)    2,960      3,174,248
  GMAC Commercial Mortgage Securities,
    Inc. 97-C2, A3 6.566%, 4/15/29 ..........  Aaa(c)    1,250      1,337,526
  Greenwich Capital Commercial Funding
    Corp. 03-FL1, M 2.819%, 7/5/18 (e) ......  BBB-      1,150      1,102,652
  GS Mortgage Securities Corp. II 99-C1, A2
    6.11%, 11/18/30 .........................  AAA       5,400      5,732,556
  J.P. Morgan Chase Commercial Mortgage
    Securities Corp. 01-CIBC, A3 6.26%,
    3/15/33 (j) .............................  AAA       4,060      4,347,197
  Lehman Brothers Commercial Conduit
    Mortgage Trust 99-C2, A2 7.325%,
    10/15/32 ................................  Aaa(c)    1,840      2,060,631
  Residential Funding Mortgage Securities I
    96-S8, A4 6.75%, 3/25/11 ................  AAA         151        150,792
                                                                 ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $23,550,232) ..............................     24,700,815
                                                                 ------------
FOREIGN GOVERNMENT SECURITIES--2.7%
AUSTRALIA--0.1%
  Commonwealth of Australia Series 705
    7.50%, 7/15/05 ..........................  AAA         700(g)     497,195
                                                                 ------------
AUSTRIA--0.2%
  Republic of Austria Series 97 3 5.75%,
    4/11/07 .................................  AAA         800(f)   1,039,874
                                                                 ------------
BULGARIA--0.5%
  Republic of Bulgaria 144A 8.25%,
    1/15/15 (d) .............................  BBB-        580        677,875
  Republic of Bulgaria RegS 8.25%,
    1/15/15 .................................  BBB-        670        783,062
  Republic of Bulgaria Series IAB PDI
    2%, 7/28/11 (e) .........................  BBB-        752        751,060
                                                                 ------------
                                                                    2,211,997
                                                                 ------------
CHILE--0.2%
  Republic of Chile 5.50%, 1/15/13 ..........  A         1,000      1,002,600
                                                                 ------------
COLOMBIA--0.1%
  Republic of Colombia 10%, 1/23/12 .........  BB          375        390,000
                                                                 ------------
COSTA RICA--0.3%
  Republic of Costa Rica 144A 9.335%,
    5/15/09 (d) .............................  BB        1,000      1,080,000
                                                                 ------------


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------

MEXICO--0.3%
  United Mexican States 5.875%, 1/15/14 .....  BBB-     $1,500   $  1,441,500
                                                                 ------------
NEW ZEALAND--0.1%
  Government of New Zealand Series 205
    6.50%, 2/15/05 ..........................  AAA         750(h)     477,339
                                                                 ------------
PANAMA--0.3%
  Republic of Panama 8.25%, 4/22/08 .........  BB        1,000      1,085,000
                                                                 ------------
PERU--0.0%
  Republic of Peru 8.75%, 11/21/33 ..........  BB          200        176,600
                                                                 ------------
PHILIPPINES--0.1%
  Republic of Philippines 8.375%, 2/15/11 ...  BB          551        546,868
                                                                 ------------
SOUTH AFRICA--0.5%
  Republic of South Africa 7.375%, 4/25/12 ..  BBB       1,000      1,087,500
  Republic of South Africa 5.25%, 5/16/13 ...  BBB       1,000(f)   1,189,882
                                                                 ------------
                                                                    2,277,382
                                                                 ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $11,882,195) ..............................     12,226,355
                                                                 ------------
FOREIGN CORPORATE BONDS(k)--3.7%
AUSTRALIA--0.3%
  St. George Bank Ltd. 144A 5.30%,
    10/15/15 (d) ............................  A-        1,000        972,637
  United Energy Distribution Holdings
    Property Ltd. 144A 5.45%, 4/15/16 (d) ...  AAA         500        495,801
                                                                 ------------
                                                                    1,468,438
                                                                 ------------
BRAZIL--0.3%
  Petrobras International Finance Co.
    9.125%, 7/2/13 ..........................  Ba(c)       500        509,375
  Petrobras International Finance Co.
    8.375%, 12/10/18 ........................  Ba(c)       850        786,250
                                                                 ------------
                                                                    1,295,625
                                                                 ------------
CANADA--0.2%
  Thomson Corp. (The) 5.25%, 8/15/13 ........  A-        1,000        993,729
                                                                 ------------
GERMANY--0.4%
  Deutsche Telekom International Finance BV
    8.50%, 6/15/10 ..........................  BBB+      1,500      1,752,837
                                                                 ------------
HONG KONG--0.5%
  Hutchison Whampoa International Ltd. 144A
    6.25%, 1/24/14 (d) ......................  A-        2,000      1,938,944
                                                                 ------------
ITALY--0.2%
  Telecom Italia Capital SA 144A 5.25%,
    11/15/13 (d) ............................  BBB+      1,000        967,846
                                                                 ------------
MALAYSIA--0.2%
  Malaysia International Shipping Corp. Ltd
    144A 6.125%, 7/1/14 (d) (l) .............  BBB+        750        746,565
                                                                 ------------
NETHERLANDS--0.2%
  Coca-Cola HBC Finance BV 5.125%,
    9/17/13 .................................  A           750        739,411
                                                                 ------------
SOUTH KOREA--0.6%
  Korea Development Bank 5.50%,
    11/13/12 ................................  A-        2,500      2,464,165
                                                                 ------------
SWEDEN--0.2%
  Nordea Bank Sweden AB 144A 5.25%,
    11/30/12 (d) ............................  A         1,000        994,110
                                                                 ------------
UNITED KINGDOM--0.2%
  HBOS plc 144A 5.375%, 11/29/49 (d) (e) ....  A         1,000        963,710
                                                                 ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------

UNITED STATES--0.1%
  Petropower I Funding Trust 144A 7.36%,
    2/15/14 (d) .............................  BBB      $  616   $    563,597
                                                                 ------------
VENEZUELA--0.3%
  Corp Andina de Fomento 5.20%, 5/21/13 .....  A         1,500      1,442,466
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $16,593,204) ..............................     16,331,443
                                                                 ------------

                                                       SHARES
                                                       -------

DOMESTIC COMMON STOCKS--56.5%
ADVERTISING--0.7%
  Harte-Hanks, Inc. ..............................     131,800     3,217,238
                                                                ------------
AEROSPACE & DEFENSE--1.0%
  United Technologies Corp. ......................      50,500     4,619,740
                                                                ------------
AIR FREIGHT & COURIERS--1.6%
  FedEx Corp. ....................................      31,200     2,548,728
  Ryder System, Inc. .............................     109,600     4,391,672
                                                                ------------
                                                                   6,940,400
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.2%
  Mellon Financial Corp. .........................     176,000     5,162,080
                                                                ------------
CASINOS & GAMING--0.7%
  Caesars Entertainment, Inc. (b) ................     209,300     3,139,500
                                                                ------------
COMMUNICATIONS EQUIPMENT--2.5%
  Avocent Corp. (b) ..............................      78,800     2,895,112
  Cisco Systems, Inc. (b) ........................     271,100     6,425,070
  Motorola, Inc. .................................     102,800     1,876,100
                                                                ------------
                                                                  11,196,282
                                                                ------------
COMPUTER HARDWARE--0.7%
  Dell, Inc. (b) .................................      84,400     3,023,208
                                                                ------------
CONSTRUCTION & ENGINEERING--0.5%
  Jacobs Engineering Group, Inc. (b) .............      62,300     2,453,374
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.5%
  Fiserv, Inc. (b) ...............................     175,800     6,836,862
                                                                ------------
DIVERSIFIED BANKS--4.3%
  Bank of America Corp. ..........................     127,100    10,755,202
  U.S. Bancorp ...................................      62,700     1,728,012
  Wells Fargo & Co. ..............................     117,000     6,695,910
                                                                ------------
                                                                  19,179,124
                                                                ------------
DIVERSIFIED CAPITAL MARKETS--1.4%
  J.P. Morgan Chase & Co. ........................     164,400     6,373,788
                                                                ------------
DIVERSIFIED CHEMICALS--1.4%
  Du Pont (E.I.) de Nemours & Co. ................     141,800     6,298,756
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.5%
  ARAMARK Corp. Class B ..........................      71,400     2,053,464
                                                                ------------
DRUG RETAIL--1.0%
  CVS Corp. ......................................     105,700     4,441,514
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
  AVX Corp. ......................................     136,500     1,972,425
  Vishay Intertechnology, Inc. (b) ...............     226,100     4,200,938
                                                                ------------
                                                                   6,173,363
                                                                ------------
EMPLOYMENT SERVICES--1.3%
  Manpower, Inc. .................................      55,300     2,807,581
  Robert Half International, Inc. ................      94,000     2,798,380
                                                                ------------
                                                                   5,605,961
                                                                ------------


                                                       SHARES       VALUE
                                                       -------  -------------

FOOTWEAR--0.4%
  NIKE, Inc. Class B .............................      24,800  $  1,878,600
                                                                ------------
HEALTH CARE DISTRIBUTORS--3.4%
  AmerisourceBergen Corp. ........................      48,000     2,869,440
  Cardinal Health, Inc. ..........................      55,000     3,852,750
  McKesson Corp. .................................      61,000     2,094,130
  Omnicare, Inc. .................................     144,400     6,181,764
                                                                ------------
                                                                  14,998,084
                                                                ------------
HEALTH CARE EQUIPMENT--1.0%
  DENTSPLY International, Inc. ...................      83,000     4,324,300
                                                                ------------
HEALTH CARE FACILITIES--0.6%
  Manor Care, Inc. ...............................      83,300     2,722,244
                                                                ------------
HEALTH CARE SERVICES--0.5%
  Caremark Rx, Inc. (b) ..........................      75,056     2,472,345
                                                                ------------
HEALTH CARE SUPPLIES--1.1%
  Fisher Scientific International, Inc. (b) ......      87,500     5,053,125
                                                                ------------
HOUSEHOLD PRODUCTS--1.7%
  Clorox Co. (The) ...............................      55,000     2,957,900
  Procter & Gamble Co. (The) .....................      81,800     4,453,192
                                                                ------------
                                                                   7,411,092
                                                                ------------
INDUSTRIAL CONGLOMERATES--2.5%
  General Electric Co. ...........................     344,000    11,145,600
                                                                ------------
INSURANCE BROKERS--0.3%
  Willis Group Holdings Ltd. .....................      37,500     1,404,375
                                                                ------------
INTEGRATED OIL & GAS--1.2%
  Exxon Mobil Corp. ..............................     117,200     5,204,852
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
  SBC Communications, Inc. .......................      92,000     2,231,000
  Verizon Communications, Inc. ...................      78,600     2,844,534
                                                                ------------
                                                                   5,075,534
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.3%
  Merrill Lynch & Co., Inc. ......................      60,800     3,281,984
  Morgan Stanley .................................     133,100     7,023,687
                                                                ------------
                                                                  10,305,671
                                                                ------------
LEISURE PRODUCTS--1.7%
  Brunswick Corp. ................................      69,700     2,843,760
  Marvel Enterprises, Inc. (b) ...................     251,100     4,901,472
                                                                ------------
                                                                   7,745,232
                                                                ------------
MOVIES & ENTERTAINMENT--3.1%
  Time Warner, Inc. (b) ..........................     492,400     8,656,392
  Walt Disney Co. (The) ..........................     194,900     4,968,001
                                                                ------------
                                                                  13,624,393
                                                                ------------
OIL & GAS DRILLING--0.4%
  Patterson-UTI Energy, Inc. .....................      48,000     1,603,680
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.4%
  Anadarko Petroleum Corp. .......................      31,200     1,828,320
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
  Citigroup, Inc. ................................      57,300     2,664,450
                                                                ------------
PACKAGED FOODS & MEATS--1.3%
  Heinz (H.J.) Co. ...............................      70,300     2,755,760
  Kellogg Co. ....................................      74,900     3,134,565
                                                                ------------
                                                                   5,890,325
                                                                ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                       SHARES       VALUE
                                                       -------  -------------

PHARMACEUTICALS--2.8%
  Johnson & Johnson ..............................      83,700  $  4,662,090
  Pfizer, Inc. ...................................     225,200     7,719,856
                                                                ------------
                                                                  12,381,946
                                                                ------------
RAILROADS--1.6%
  Norfolk Southern Corp. .........................     194,200     5,150,184
  Union Pacific Corp. ............................      33,600     1,997,520
                                                                ------------
                                                                   7,147,704
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.9%
  Applied Materials, Inc. (b) ....................     144,100     2,827,242
  Teradyne, Inc. (b) .............................      50,100     1,137,270
                                                                ------------
                                                                   3,964,512
                                                                ------------
SEMICONDUCTORS--0.6%
  National Semiconductor Corp. (b) ...............     131,200     2,885,088
                                                                ------------
SOFT DRINKS--0.8%
  PepsiCo, Inc. ..................................      63,900     3,442,932
                                                                ------------
SYSTEMS SOFTWARE--3.2%
  Microsoft Corp. ................................     355,700    10,158,792
  Oracle Corp. (b) ...............................     335,900     4,007,287
                                                                ------------
                                                                  14,166,079
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.6%
  Avnet, Inc. (b) ................................     117,600     2,669,520
                                                                ------------
TRUCKING--0.7%
  Yellow Roadway Corp. (b) .......................      79,600     3,172,856
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $211,492,748) .............................   251,897,513
                                                                ------------
FOREIGN COMMON STOCKS(k)--1.1%
ELECTRONIC MANUFACTURING SERVICES--0.5%
  Flextronics International Ltd. (Singapore) (b) .     156,700     2,499,365
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.6%
  ACE Ltd. (Bermuda) .............................      62,800     2,655,184
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,832,790) ...............................     5,154,549
                                                                ------------
EXCHANGE TRADED FUNDS--0.5%
  SPDR Trust Series I ............................      20,000     2,290,595
                                                                ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $2,620,709) ...............................     2,290,595
                                                                ------------
TOTAL LONG TERM INVESTMENTS--97.3%
  (Identified cost $391,324,306) .............................   433,826,067
                                                                ------------


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------

SHORT-TERM OBLIGATIONS--3.5%
FEDERAL AGENCY SECURITIES--0.3%
  Fannie Mae 1.50%, 5/3/05 ................             $1,250   $  1,243,711
                                                                 ------------
COMMERCIAL PAPER--3.2%
  ABSC Capital Corp. 1.15%, 7/1/04 ........    A-1       2,110      2,110,000
  ABSC Capital Corp. 1.18%, 7/1/04 ........    A-1       2,920      2,920,000
  Goldman Sachs Group, Inc. 1.25%, 7/7/04 .    A-1       2,525      2,524,474
  Harley-Davidson Funding Corp. 1.29%,
    7/15/04 ...............................    A-1       3,460      3,458,264
  UBS Finance Delaware LLC 1.135%,
    7/22/04 ...............................    A-1       1,685      1,683,884
  Wal-Mart Funding Corp. 1.26%, 8/3/04 ....    A-1       1,500      1,498,268
                                                                 ------------
                                                                   14,194,890
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $15,444,890) ..............................     15,438,601
                                                                 ------------
TOTAL INVESTMENTS--100.8%
  (Identified cost $406,769,196) .............................    449,264,668(a)
  Other assets and liabilities, net--(0.8)% ..................     (3,730,837)
                                                                 ------------
NET ASSETS--100.0% ...........................................   $445,533,831
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $49,405,262 and gross depreciation of $6,971,699 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $406,831,105.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to a value of $19,200,301 or 4.3% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Par value represents Euro.
(g) Par value represents Australian Dollar.
(h) Par value represents New Zealand Dollar.
(i) Illiquid. At June 30, 2004, these securities amounted to a value of $2,131,550 or 0.5% of net assets. For acquisition information see Note 6 in the Notes to Financial Statements.
(j) All  or  a  portion   segregated  as  collateral  for  a  delayed   delivery
    transaction.
(k) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header or parenthetically, is determined based on criteria described in
    Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(l) Delayed delivery security.

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $406,769,196) ........................   $449,264,668
Receivables
  Investment securities sold .........................................................      3,233,619
  Interest and dividends .............................................................      2,054,309
  Fund shares sold ...................................................................        166,770
Prepaid expenses .....................................................................            325
                                                                                         ------------
    Total assets .....................................................................    454,719,691
                                                                                         ------------
LIABILITIES
Cash overdraft .......................................................................         50,058
Payables
  Investment securities purchased ....................................................      8,564,721
  Fund shares repurchased ............................................................        194,905
  Investment advisory fee ............................................................        209,936
  Administration fee .................................................................         29,046
  Financial agent fee ................................................................         26,923
  Trustees' fee ......................................................................          1,039
Accrued expenses .....................................................................        109,232
                                                                                         ------------
    Total liabilities ................................................................      9,185,860
                                                                                         ------------
NET ASSETS ...........................................................................   $445,533,831
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $394,179,852
  Undistributed net investment income ................................................        223,726
  Accumulated net realized gain ......................................................      8,635,773
  Net unrealized appreciation ........................................................     42,494,480
                                                                                         ------------
NET ASSETS ...........................................................................   $445,533,831
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     31,667,015
                                                                                         ============
Net asset value and offering price per share .........................................         $14.07
                                                                                               ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Interest ...........................................................................   $  5,066,412
  Dividends ..........................................................................      1,891,370
  Foreign taxes withheld .............................................................         (4,800)
                                                                                         ------------
    Total investment income ..........................................................      6,952,982
                                                                                         ------------
EXPENSES
  Investment advisory fee ............................................................      1,316,968
  Financial agent fee ................................................................        161,457
  Administration fee .................................................................        182,518
  Custodian ..........................................................................         46,008
  Printing ...........................................................................         35,425
  Professional .......................................................................         16,795
  Trustees ...........................................................................          3,241
  Miscellaneous ......................................................................         16,293
                                                                                         ------------
    Total expenses ...................................................................      1,778,705
    Custodian fees paid indirectly ...................................................           (388)
                                                                                         ------------
    Net expenses .....................................................................      1,778,317
                                                                                         ------------
NET INVESTMENT INCOME ................................................................      5,174,665
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................     27,807,604
  Net realized loss on foreign currency transactions .................................        (36,445)
  Net change in unrealized appreciation (depreciation) on investments ................    (23,555,806)
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency translation .....................................................        (11,164)
                                                                                         ------------
NET GAIN ON INVESTMENTS ..............................................................      4,204,189
                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $  9,378,854
                                                                                         ============

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                SIX MONTHS
                                                                                                   ENDED
                                                                                                  6/30/04       YEAR ENDED
                                                                                                (UNAUDITED)      12/31/03
                                                                                                ------------   ------------
FROM OPERATIONS
  Net investment income (loss) ............................................................      $ 5,174,665   $ 11,253,694
  Net realized gain (loss) ................................................................       27,771,159     11,993,275
  Net change in unrealized appreciation (depreciation) ....................................      (23,566,970)    57,233,455
                                                                                                ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONs .............................        9,378,854     80,480,424
                                                                                                ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...................................................................       (5,428,496)   (11,693,204)
                                                                                                ------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............................       (5,428,496)   (11,693,204)
                                                                                                ------------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,251,353 and 3,077,121 shares, respectively) ............       17,731,064     39,228,747
  Net asset value of shares issued from reinvestment of distributions
    (385,364 and 911,069 shares, respectively) ............................................        5,428,496     11,693,204
  Cost of shares repurchased (3,543,299 and 7,558,773 shares, respectively) ...............      (50,205,716)   (95,096,144)
                                                                                                ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............................      (27,046,156)   (44,174,193)
                                                                                                ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ...................................................      (23,095,798)    24,613,027
NET ASSETS
  Beginning of period .....................................................................      468,629,629    444,016,602
                                                                                                ------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $223,726 AND $477,557,
    RESPECTIVELY) .........................................................................     $445,533,831   $468,629,629
                                                                                                ============   ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                SIX MONTHS
                                                   ENDED                               YEAR ENDED DECEMBER 31,
                                                6/30/04 (6)        --------------------------------------------------------------
                                                (UNAUDITED)        2003 (6)       2002        2001 (3)        2000          1999
                                                -----------        --------      ------       --------       ------        ------
Net asset value, beginning of period ........      $13.96           $11.95       $13.92        $14.25        $16.18        $15.65
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............        0.16             0.33         0.35          0.36(1)       0.44          0.36
  Net realized and unrealized gain (loss) ...        0.12             2.02        (1.96)        (0.11)        (0.33)         1.36
                                                   ------           ------       ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS ........        0.28             2.35        (1.61)         0.25          0.11          1.72
                                                   ------           ------       ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income ......       (0.17)           (0.34)       (0.36)        (0.35)        (0.43)        (0.36)
  Distributions from net realized gains .....          --               --           --         (0.23)        (1.61)        (0.83)
                                                   ------           ------       ------        ------        ------        ------
    TOTAL DISTRIBUTIONS .....................       (0.17)           (0.34)       (0.36)        (0.58)        (2.04)        (1.19)
                                                   ------           ------       ------        ------        ------        ------
CHANGE IN NET ASSET VALUE ...................        0.11             2.01        (1.97)        (0.33)        (1.93)         0.53
                                                   ------           ------       ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ..............      $14.07           $13.96       $11.95        $13.92        $14.25        $16.18
                                                   ======           ======       ======        ======        ======        ======
Total return ................................        2.02%(5)        19.87%      (11.58)%        1.87%         0.58%        11.26%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .....    $445,534         $468,630     $444,017      $374,817      $414,013      $476,709
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ........................        0.78%(2)(4)      0.77%(2)     0.70%(2)      0.71%(2)      0.70%         0.70%
  Net investment income .....................        2.27%(4)         2.54%        2.73%         2.56%         2.65%         2.21%
Portfolio turnover ..........................          38%(5)           87%          78%           44%           60%           65%

(1) Computed using average shares outstanding.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 2.60% to 2.56%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.
(6) As a result of recent changes in generally accepted accounting principles, the series has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was a change of $0.00 to net investment income for the periods ended June 30, 2004, and December 31, 2003. The net investment income ratio for the periods ended June 30, 2004 and December 31, 2003 changed by 0.00%.

                        See Notes to Financial Statements

                      PHOENIX-OAKHURST VALUE EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                       SHARES       VALUE
                                                       -------   -----------

DOMESTIC COMMON STOCKS--95.1%
ADVERTISING--1.1%
  Harte-Hanks, Inc. ..............................      41,400   $ 1,010,574
                                                                 -----------
AEROSPACE & DEFENSE--1.6%
  United Technologies Corp. ......................      16,600     1,518,568
                                                                 -----------
AIR FREIGHT & COURIERS--2.5%
  FedEx Corp. ....................................      10,000       816,900
  Ryder System, Inc. .............................      39,200     1,570,744
                                                                 -----------
                                                                   2,387,644
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--3.7%
  Bank of New York Co., Inc. (The) ...............      39,700     1,170,356
  Mellon Financial Corp. .........................      80,200     2,352,266
                                                                 -----------
                                                                   3,522,622
                                                                 -----------
CASINOS & GAMING--1.2%
  Caesars Entertainment, Inc. (b) ................      73,200     1,098,000
                                                                 -----------
COMMUNICATIONS EQUIPMENT--0.7%
  Cisco Systems, Inc. (b) ........................      26,500       628,050
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--1.2%
  Electronics For Imaging, Inc. (b) ..............      39,900     1,127,574
                                                                 -----------
CONSTRUCTION & ENGINEERING--0.9%
  Jacobs Engineering Group, Inc. (b) .............      22,100       870,298
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.5%
  Fiserv, Inc. (b) ...............................      62,100     2,415,069
                                                                 -----------
DEPARTMENT STORES--1.7%
  Neiman Marcus Group, Inc. (The) Class A ........      28,300     1,574,895
                                                                 -----------
DIVERSIFIED BANKS--11.4%
  Bank of America Corp. ..........................      56,473     4,778,746
  Bank One Corp. .................................      33,300     1,698,300
  U.S. Bancorp ...................................      43,200     1,190,592
  Wells Fargo & Co. ..............................      54,500     3,119,035
                                                                 -----------
                                                                  10,786,673
                                                                 -----------
DIVERSIFIED CAPITAL MARKETS--1.6%
  J.P. Morgan Chase & Co. ........................      40,100     1,554,677
                                                                 -----------
DIVERSIFIED CHEMICALS--2.8%
  Du Pont (E.I.) de Nemours & Co. ................      59,400     2,638,548
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--1.4%
  ARAMARK Corp. Class B ..........................      43,200     1,242,432
  Life Time Fitness, Inc. (b) ....................       5,800       121,800
                                                                 -----------
                                                                   1,364,232
                                                                 -----------
DRUG RETAIL--1.7%
  CVS Corp. ......................................      37,500     1,575,750
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.4%
  AVX Corp. ......................................      56,100       810,645
  Vishay Intertechnology, Inc. (b) ...............      80,800     1,501,264
                                                                 -----------
                                                                   2,311,909
                                                                 -----------
EMPLOYMENT SERVICES--2.1%
  Manpower, Inc. .................................      19,600       995,092
  Robert Half International, Inc. ................      33,400       994,318
                                                                 -----------
                                                                   1,989,410
                                                                 -----------
FOOTWEAR--0.7%
  NIKE, Inc. Class B .............................       8,800       666,600
                                                                 -----------


                                                       SHARES       VALUE
                                                       -------   -----------

HEALTH CARE DISTRIBUTORS--4.8%
  AmerisourceBergen Corp. ........................      17,100   $ 1,022,238
  Cardinal Health, Inc. ..........................       6,100       427,305
  McKesson Corp. .................................      36,000     1,235,880
  Omnicare, Inc. .................................      44,700     1,913,607
                                                                 -----------
                                                                   4,599,030
                                                                 -----------
HEALTH CARE EQUIPMENT--1.2%
  DENTSPLY International, Inc. ...................      21,600     1,125,360
                                                                 -----------
HEALTH CARE FACILITIES--1.0%
  Manor Care, Inc. ...............................      29,600       967,328
                                                                 -----------
HEALTH CARE SUPPLIES--1.9%
  Fisher Scientific International, Inc. (b) ......      30,900     1,784,475
                                                                 -----------
HOUSEHOLD PRODUCTS--3.2%
  Clorox Co. (The) ...............................      19,800     1,064,844
  Procter & Gamble Co. (The) .....................      36,200     1,970,728
                                                                 -----------
                                                                   3,035,572
                                                                 -----------
INDUSTRIAL CONGLOMERATES--3.7%
  General Electric Co. ...........................     108,200     3,505,680
                                                                 -----------
INDUSTRIAL GASES--0.4%
  Airgas, Inc. ...................................      16,100       384,951
                                                                 -----------
INSURANCE BROKERS--0.5%
  Willis Group Holdings Ltd. .....................      13,500       505,575
                                                                 -----------
INTEGRATED OIL & GAS--5.0%
  ChevronTexaco Corp. ............................      10,000       941,100
  Exxon Mobil Corp. ..............................      86,200     3,828,142
                                                                 -----------
                                                                   4,769,242
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--2.8%
  SBC Communications, Inc. .......................      43,200     1,047,600
  Verizon Communications, Inc. ...................      44,700     1,617,693
                                                                 -----------
                                                                   2,665,293
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--5.1%
  Goldman Sachs Group, Inc. (The) ................       8,200       772,112
  Merrill Lynch & Co., Inc. ......................      42,900     2,315,742
  Morgan Stanley .................................      33,700     1,778,349
                                                                 -----------
                                                                   4,866,203
                                                                 -----------
LEISURE PRODUCTS--3.0%
  Brunswick Corp. ................................      24,900     1,015,920
  Marvel Enterprises, Inc. (b) ...................      91,600     1,788,032
                                                                 -----------
                                                                   2,803,952
                                                                 -----------
LIFE & HEALTH INSURANCE--1.2%
  Prudential Financial, Inc. .....................      24,900     1,157,103
                                                                 -----------
MOVIES & ENTERTAINMENT--5.0%
  Time Warner, Inc. (b) ..........................     210,700     3,704,106
  Walt Disney Co. (The) ..........................      40,900     1,042,541
                                                                 -----------
                                                                   4,746,647
                                                                 -----------
OIL & GAS DRILLING--0.6%
  Patterson-UTI Energy, Inc. .....................      16,600       554,606
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--0.5%
  Baker Hughes, Inc. .............................      11,500       432,975
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
  Anadarko Petroleum Corp. .......................      15,600       914,160
                                                                 -----------

                        See Notes to Financial Statements

                      PHOENIX-OAKHURST VALUE EQUITY SERIES

                                                       SHARES       VALUE
                                                       -------   -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
  Citigroup, Inc. ................................      20,600   $   957,900
                                                                 -----------
PACKAGED FOODS & MEATS--2.1%
  Heinz (H.J.) Co. ...............................      25,100       983,920
  Kellogg Co. ....................................      23,100       966,735
                                                                 -----------
                                                                   1,950,655
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--0.9%
  St. Paul Travelers Cos., Inc. (The) ............      22,356       906,312
                                                                 -----------
RAILROADS--2.6%
  Norfolk Southern Corp. .........................      67,700     1,795,404
  Union Pacific Corp. ............................      11,900       707,455
                                                                 -----------
                                                                   2,502,859
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--0.5%
  Applied Materials, Inc. (b) ....................      23,100       453,222
                                                                 -----------
SEMICONDUCTORS--1.1%
  Agere Systems, Inc. Class A (b) ................     137,100       315,330
  National Semiconductor Corp. (b) ...............      32,900       723,471
                                                                 -----------
                                                                   1,038,801
                                                                 -----------
SOFT DRINKS--1.0%
  PepsiCo, Inc. ..................................      17,400       937,512
                                                                 -----------
SYSTEMS SOFTWARE--2.6%
  Microsoft Corp. ................................      54,300     1,550,808
  Oracle Corp. (b) ...............................      75,600       901,908
                                                                 -----------
                                                                   2,452,716
                                                                 -----------
TRUCKING--1.2%
  Yellow Roadway Corp. (b) .......................      28,300     1,128,038
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $83,387,270) ..............................    90,187,260
                                                                 -----------
FOREIGN COMMON STOCKS(c)--1.0%
PROPERTY & CASUALTY INSURANCE--1.0%
  ACE Ltd. (Bermuda) .............................      22,600       955,528
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $790,457) .................................       955,528
                                                                 -----------
EXCHANGE TRADED FUNDS--1.1%
  iShares Russell 1000 Value Index Fund ..........      16,800     1,009,008
                                                                 -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $919,488) .................................     1,009,008
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--97.2%
  (Identified cost $85,097,215) ..............................    92,151,796
                                                                 -----------


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------

SHORT-TERM OBLIGATIONS--2.3%
COMMERCIAL PAPER--2.3%
  Clipper Receivables Co. LLC 1.50%, 7/1/04    A-1      $2,225   $ 2,225,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,225,000) ...............................     2,225,000
                                                                 -----------
TOTAL INVESTMENTS--99.5%
  (Identified cost $87,322,215) ..............................    94,376,796(a)
  Other assets and liabilities, net--0.5% ....................       461,019
                                                                 -----------
NET ASSETS--100.0% ...........................................   $94,837,815
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,907,904 and gross depreciation of $946,437 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $87,415,329.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                      PHOENIX-OAKHURST VALUE EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $87,322,215) .........................   $ 94,376,796
Cash .................................................................................          1,959
Receivables
  Investment securities sold .........................................................      1,218,780
  Fund shares sold ...................................................................        141,676
  Dividends and interest .............................................................         54,399
Prepaid expenses .....................................................................             60
                                                                                         ------------
    Total assets .....................................................................     95,793,670
                                                                                         ------------
LIABILITIES
Payables
  Investment securities purchased ....................................................        770,282
  Fund shares repurchased ............................................................         50,875
  Investment advisory fee ............................................................         50,083
  Financial agent fee ................................................................          7,851
  Administration fee .................................................................          6,180
  Trustees' fee ......................................................................          1,039
Accrued expenses .....................................................................         69,545
                                                                                         ------------
    Total liabilities ................................................................        955,855
                                                                                         ------------
NET ASSETS ...........................................................................   $ 94,837,815
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $101,139,096
  Undistributed net investment income ................................................         79,278
  Accumulated net realized loss ......................................................    (13,435,140)
  Net unrealized appreciation ........................................................      7,054,581
                                                                                         ------------
NET ASSETS ...........................................................................   $ 94,837,815
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....      7,718,805
                                                                                         ============
Net asset value and offering price per share .........................................         $12.29
                                                                                               ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $  741,255
  Interest ...........................................................................       14,861
  Foreign taxes withheld .............................................................         (331)
                                                                                         ----------
    Total investment income ..........................................................      755,785
                                                                                         ----------
EXPENSES
  Investment advisory fee ............................................................      330,370
  Financial agent fee ................................................................       45,938
  Administration fee .................................................................       37,757
  Printing ...........................................................................       21,370
  Professional .......................................................................       14,834
  Custodian ..........................................................................       10,919
  Trustees ...........................................................................        3,241
  Miscellaneous ......................................................................        2,725
                                                                                         ----------
    Total expenses ...................................................................      467,154
    Less expense borne by investment adviser .........................................      (18,758)
    Custodian fees paid indirectly ...................................................          (36)
                                                                                         ----------
    Net expenses .....................................................................      448,360
                                                                                         ----------
NET INVESTMENT INCOME ................................................................      307,425
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................    3,785,214
  Net change in unrealized appreciation (depreciation) on investments ................      219,431
                                                                                         ----------
NET GAIN ON INVESTMENTS ..............................................................    4,004,645
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $4,312,070
                                                                                         ==========

                        See Notes to Financial Statements

                      PHOENIX-OAKHURST VALUE EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                                 6/30/04        YEAR ENDED
                                                                                               (UNAUDITED)       12/31/03
                                                                                               ------------    ------------
FROM OPERATIONS
  Net investment income (loss) ..........................................................      $    307,425    $    678,383
  Net realized gain (loss) ..............................................................         3,785,214       9,178,276
  Net change in unrealized appreciation (depreciation) ..................................           219,431       7,192,582
                                                                                               ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................         4,312,070      17,049,241
                                                                                               ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .................................................................          (310,488)       (723,391)
                                                                                               ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .............................          (310,488)       (723,391)
                                                                                               ------------    ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (689,253 and 2,256,146 shares, respectively) ............         8,363,388      23,492,387
  Net asset value of shares issued from reinvestment of distributions (25,486 and
    70,034 shares, respectively) ........................................................           310,488         723,391
  Cost of shares repurchased (877,944 and 1,915,343 shares, respectively) ...............       (10,642,897)    (19,420,315)
                                                                                               ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .............................        (1,969,021)      4,795,463
                                                                                               ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS .................................................         2,032,561      21,121,313
NET ASSETS
  Beginning of period ...................................................................        92,805,254      71,683,941
                                                                                               ------------    ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $79,278 AND
    $82,341, RESPECTIVELY) ..............................................................      $ 94,837,815    $ 92,805,254
                                                                                               ============    ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED DECEMBER 31,
                                                     6/30/04           ------------------------------------------------------------
                                                   (UNAUDITED)          2003         2002          2001         2000          1999
                                                   -----------         ------       ------        ------       ------        ------
Net asset value, beginning of period ...........      $11.77           $ 9.59       $12.41        $15.34       $12.91        $11.03
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .................        0.04             0.09         0.10          0.11         0.07          0.04
  Net realized and unrealized gain (loss) ......        0.52             2.19        (2.82)        (2.86)        3.98          2.63
                                                      ------           ------       ------        ------       ------        ------
    TOTAL FROM INVESTMENT OPERATIONS ...........        0.56             2.28        (2.72)        (2.75)        4.05          2.67
                                                      ------           ------       ------        ------       ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income .........       (0.04)           (0.10)       (0.10)        (0.09)       (0.08)        (0.04)
  Distributions from net realized gains ........          --               --           --         (0.09)       (1.54)        (0.75)
                                                      ------           ------       ------        ------       ------        ------
    TOTAL DISTRIBUTIONS ........................       (0.04)           (0.10)       (0.10)        (0.18)       (1.62)        (0.79)
                                                      ------           ------       ------        ------       ------        ------
CHANGE IN NET ASSET VALUE ......................        0.52             2.18        (2.82)        (2.93)        2.43          1.88
                                                      ------           ------       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD .................      $12.29           $11.77       $ 9.59        $12.41       $15.34        $12.91
                                                      ======           ======       ======        ======       ======        ======
Total return ...................................        4.69%(2)        23.87%      (21.93)%      (17.96)%      32.16%        24.33%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ........     $94,838          $92,805      $71,684       $84,159      $45,461       $17,470
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .......................        0.95%(1)(4)      0.95%(4)     0.93%(4)      0.85%(4)     0.85%         0.85%
  Net investment income ........................        0.65%(1)         0.88%        0.96%         1.11%        0.79%         0.41%
Portfolio turnover .............................          49%(2)          393%         210%          245%         166%          168%


(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.99%, 1.02%, 1.01%, 1.00%, 1.33% and 2.03% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                         SHARES     VALUE
                                                         -------  ----------

DOMESTIC COMMON STOCKS--52.4%
UNITED STATES--52.4%
  Albertson's, Inc. (Food Retail) ......................   4,400  $   116,776
  Alcoa, Inc. (Aluminum) ...............................   2,000       66,060
  Allied Waste Industries, Inc. (Environmental
    Services) (b) ......................................   4,500       59,310
  Altria Group, Inc. (Tobacco) .........................   4,225      211,461
  American Electric Power Co., Inc. (Electric Utilities)   3,400      108,800
  Archer-Daniels-Midland Co. (Agricultural Products) ...   1,785       29,952
  Ashland, Inc. (Oil & Gas Refining, Marketing &
    Transportation) ....................................     550       29,046
  Avnet, Inc. (Technology Distributors) (b) ............   2,000       45,400
  Bank of America Corp. (Diversified Banks) ............   3,555      300,824
  Boeing Co. (The) (Aerospace & Defense) ...............   2,000      102,180
  Bristol-Myers Squibb Co. (Pharmaceuticals) ...........   2,480       60,760
  ChevronTexaco Corp. (Integrated Oil & Gas) ...........     640       60,230
  Chubb Corp. (The) (Property & Casualty Insurance) ....   2,400      163,632
  Cisco Systems, Inc. (Communications Equipment) (b) ...   8,100      191,970
  Citigroup, Inc. (Other Diversified Financial Services)   7,330      340,845
  Comcast Corp. Class A (Broadcasting & Cable TV) (b) ..   2,714       76,073
  Comcast Corp. Special Class A (Broadcasting &
    Cable TV) (b) ......................................   5,300      146,333
  ConocoPhillips (Integrated Oil & Gas) ................   3,700      282,273
  Cooper Industries Ltd. Class A (Electrical Components
    & Equipment) .......................................     700       41,587
  Donnelley (R.R.) & Sons Co. (Commercial Printing) ....   2,600       85,852
  Eaton Corp. (Industrial Machinery) ...................   2,400      155,376
  El Paso Corp. (Oil & Gas Refining, Marketing
    & Transportation) ..................................   6,700       52,796
  Electronic Data Systems Corp. (Data Processing
    & Outsourced Services) .............................     600       11,490
  Energizer Holdings, Inc. (Household Products) (b) ....   1,000       45,000
  Entergy Corp. (Electric Utilities) ...................   2,700      151,227
  Exxon Mobil Corp. (Integrated Oil & Gas) .............   2,500      111,025
  Fannie Mae (Thrifts & Mortgage Finance) ..............   2,275      162,344
  Federated Department Stores, Inc. (Department
    Stores) ............................................     500       24,550
  Freddie Mac (Thrifts & Mortgage Finance) .............   3,200      202,560
  General Electric Co. (Industrial Conglomerates) ......  12,200      395,280
  Georgia-Pacific Corp. (Paper Products) ...............   2,850      105,393
  Goldman Sachs Group, Inc. (The) (Investment Banking
    & Brokerage) .......................................     600       56,496
  Goodrich Corp. (Aerospace & Defense) .................     825       26,672
  Hartford Financial Services Group, Inc. (The)
    (Multi-line Insurance) .............................   1,100       75,614
  Hewlett-Packard Co. (Computer Hardware) ..............  13,450      283,795
  Home Depot, Inc. (The) (Home Improvement Retail) .....   4,300      151,360
  Hospira, Inc. (Health Care Equipment) (b) ............      90        2,484
  Intel Corp. (Semiconductors) .........................   6,700      184,920
  International Business Machines Corp. (Computer
    Hardware) ..........................................   1,400      123,410
  International Paper Co. (Paper Products) .............     300       13,410
  J.P. Morgan Chase & Co. (Diversified Capital Markets) .  6,000      232,620
  Johnson & Johnson (Pharmaceuticals) ..................   3,350      186,595
  Jones Apparel Group, Inc. (Apparel, Accessories
    & Luxury Goods) ....................................     700       27,636
  KeyCorp (Regional Banks) .............................   3,550      106,110
  Kroger Co. (The) (Food Retail) (b) ...................   7,700      140,140
  Lear Corp. (Auto Parts & Equipment) ..................   1,250       73,738
  Leggett & Platt, Inc. (Home Furnishings) .............   2,700       72,117
  Lehman Brothers Holdings, Inc. (Investment Banking
    & Brokerage) .......................................   1,000       75,250
  Lyondell Chemical Co. (Commodity Chemicals) ..........   3,000       52,170
  Martin Marietta Materials, Inc. (Construction
    Materials) .........................................   2,700      119,691


                                                         SHARES     VALUE
                                                         -------  ----------

UNITED STATES--CONTINUED
  May Department Stores Co. (The) (Department
    Stores) ............................................   4,500  $   123,705
  McDonald's Corp. (Restaurants) .......................   1,900       49,400
  MeadWestvaco Corp. (Paper Products) ..................   1,330       39,089
  Merck & Co., Inc. (Pharmaceuticals) ..................   2,100       99,750
  MetLife, Inc. (Life & Health Insurance) ..............   4,395      157,561
  MGIC Investment Corp. (Thrifts & Mortgage Finance) ...   1,700      128,962
  Microsoft Corp. (Systems Software) ...................  14,100      402,696
  Morgan Stanley (Investment Banking & Brokerage) ......     700       36,939
  National City Corp. (Regional Banks) .................   1,000       35,010
  Norfolk Southern Corp. (Railroads) ...................   5,600      148,512
  Occidental Petroleum Corp. (Integrated Oil & Gas) ....   2,000       96,820
  Office Depot, Inc. (Specialty Stores) (b) ............   5,700      102,087
  Oracle Corp. (Systems Software) (b) ..................   4,000       47,720
  Oxford Health Plans, Inc. (Managed Health Care) ......     700       38,528
  PACCAR, Inc. (Construction, Farm Machinery & Heavy
    Trucks) ............................................   1,100       63,789
  Parker Hannifin Corp. (Industrial Machinery) .........     800       47,568
  PepsiCo, Inc. (Soft Drinks) ..........................   2,600      140,088
  Pfizer, Inc. (Pharmaceuticals) .......................  10,590      363,025
  Qwest Communications International, Inc. (Integrated
    Telecommunication Services) (b) ....................  22,500       80,775
  Safeway, Inc. (Food Retail) (b) ......................   9,000      228,060
  SBC Communications, Inc. (Integrated
    Telecommunication Services) ........................   3,200       77,600
  Sears Roebuck and Co. (Department Stores) ............     700       26,432
  Sempra Energy (Multi-Utilities & Unregulated Power) ..   4,000      137,720
  Smurfit-Stone Container Corp. (Paper Packaging) (b) ..   1,200       23,940
  Solectron Corp. (Electronic Manufacturing
    Services) (b) ......................................  13,700       88,639
  Sonoco Products Co. (Paper Packaging) ................     900       22,950
  Sprint Corp. (FON Group) (Integrated
    Telecommunication Services) ........................   7,000      123,200
  St. Paul Travelers Cos., Inc. (The) (Property
    & Casualty Insurance) ..............................   3,967      160,822
  Stanley Works (The) (Household Appliances) ...........   2,500      113,950
  SUPERVALU, Inc. (Food Retail) ........................     500       15,305
  Tech Data Corp. (Technology Distributors) (b) ........     500       19,565
  Tellabs, Inc. (Communications Equipment) (b) .........   2,800       24,472
  Temple-Inland, Inc. (Paper Packaging) ................   1,500      103,875
  Textron, Inc. (Industrial Conglomerates) .............   2,100      124,635
  Time Warner, Inc. (Movies & Entertainment) (b) .......   3,850       67,683
  Torchmark Corp. (Life & Health Insurance) ............     500       26,900
  Tyco International Ltd. (Industrial Conglomerates) ...   3,100      102,734
  Tyson Foods, Inc. Class A (Packaged Foods & Meats) ...   2,100       43,995
  UST, Inc. (Tobacco) ..................................   2,600       93,600
  V. F. Corp. (Apparel, Accessories & Luxury Goods) ....     800       38,960
  Valero Energy Corp. (Oil & Gas Refining, Marketing
    & Transportation) ..................................     950       70,072
  Verizon Communications, Inc. (Integrated
    Telecommunication Services) ........................   1,300       47,047
  Wachovia Corp. (Diversified Banks) ...................   1,000       44,500
  Wal-Mart Stores, Inc. (Hypermarkets & Super
    Centers) ...........................................   2,400      126,624
  Washington Mutual, Inc. (Thrifts & Mortgage
    Finance) ...........................................   3,125      120,750
  Whirlpool Corp. (Household Appliances) ...............     600       41,160
  Wyeth (Pharmaceuticals) ..............................   1,200       43,392
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $9,567,742) .................................   10,301,239
                                                                  -----------
FOREIGN COMMON STOCKS (c)--46.2%
AUSTRALIA--1.3%
  Australia and New Zealand Banking Group Ltd. .........
    (Diversified Banks) ................................   7,600       96,778

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                         SHARES     VALUE
                                                         -------  ----------

AUSTRALIA--CONTINUED
  BlueScope Steel Ltd. (Steel) .........................  20,000  $    93,902
  Qantas Airways Ltd. (Airlines) .......................  28,100       68,902
                                                                  -----------
                                                                      259,582
                                                                  -----------
AUSTRIA--0.3%
  OMV AG (Oil & Gas Refining, Marketing
    & Transportation) ..................................     250       48,669
                                                                  -----------
BELGIUM--0.8%
  Agfa Gevaert NV (Office Electronics) .................   1,400       34,731
  Belgacom SA (Integrated Telecommunication
    Services) (b) ......................................   1,600       48,705
  Delhaize Group (Food Retail) .........................     300       15,348
  KBC Bankverzekeringsholding (Diversified Banks) ......   1,000       57,535
                                                                  -----------
                                                                      156,319
                                                                  -----------
BERMUDA--0.2%
  XL Capital Ltd. Class A (Property & Casualty
    Insurance) .........................................     600       45,276
                                                                  -----------
CANADA--4.4%
  Alcan, Inc. (Aluminum) ...............................   2,400       98,810
  Bank of Montreal (Diversified Banks) .................      --(g)        18
  Bank of Nova Scotia (Diversified Banks) (f) ..........   8,502      227,396
  BCE, Inc. (Integrated Telecommunication Services) ....     716       14,312
  Canadian National Railway Co. (Railroads) ............     900       38,934
  Celestica, Inc. (Electronic Equipment
    Manufacturers) (b) .................................   3,000       59,609
  Magna International, Inc. Class A (Auto Parts
    & Equipment) (f) ...................................   1,126       95,396
  Manulife Financial Corp. (Life & Health Insurance) ...   3,000      121,029
  Nexen, Inc. (Oil & Gas Exploration & Production) .....   2,800      108,596
  Petro-Canada (Integrated Oil & Gas) ..................   2,100       90,297
                                                                  -----------
                                                                      854,397
                                                                  -----------
DENMARK--0.3%
  Danske Bank A/S (Diversified Banks) ..................   2,200       52,126
                                                                  -----------
FINLAND--0.9%
  Fortum Oyj (Oil & Gas Refining, Marketing
    & Transportation) ..................................   4,000       51,099
  Nokia Oyj (Communications Equipment) .................   8,000      115,436
                                                                  -----------
                                                                      166,535
                                                                  -----------
FRANCE--3.3%
  Assurances Generales de France (Property & Casualty
    Insurance) .........................................   2,600      157,943
  Aventis SA (Pharmaceuticals) .........................   2,550      192,508
  BNP Paribas SA (Diversified Banks) ...................   1,400       86,102
  Credit Agricole SA (Diversified Banks) ...............   2,181       53,070
  France Telecom SA (Integrated Telecommunication
    Services) ..........................................   2,904       75,680
  Societe Generale (Diversified Banks) .................   1,050       89,232
                                                                  -----------
                                                                      654,535
                                                                  -----------
GERMANY--4.2%
  AMB Generali Holding AG (Property & Casualty
    Insurance) .........................................     470       34,841
  Continental AG (Auto Parts & Equipment) ..............   4,500      217,081
  E.ON AG (Electric Utilities) .........................     500       36,013
  Hannover Rueckversicherung AG Registered Shares
    (Property & Casualty Insurance) ....................   2,300       77,093
  HeidelbergCement AG (Construction Materials) .........   3,354      165,878
  Man AG (Aerospace & Defense) .........................   2,700       98,483
  Siemens AG Registered Shares (Aerospace &
    Defense) ...........................................   1,325       95,353
  Volkswagen AG (Automobile Manufacturers) .............   2,200       92,879
                                                                  -----------
                                                                      817,621
                                                                  -----------


                                                         SHARES     VALUE
                                                         -------  ----------

IRELAND--0.5%
  Depfa Bank plc (Multi-Sector Holdings) ...............   7,000  $   101,347
                                                                  -----------
ITALY--1.2%
  ENI SpA (Integrated Oil & Gas) .......................  12,150      241,247
                                                                  -----------
JAPAN--10.1%
  Aiful Corp. (Consumer Finance) .......................     900       93,947
  Canon, Inc. (Office Electronics) .....................   5,000      263,483
  Hitachi Ltd. (Aerospace & Defense) ...................   6,000       41,296
  Honda Motor Co. Ltd. (Automobile Manufacturers) ......   3,900      188,003
  Japan Tobacco, Inc. (Tobacco) ........................       5       38,858
  JFE Holdings, Inc. (Steel) ...........................   5,000      122,577
  Nippon Meat Packers, Inc. (Packaged Foods
    & Meats) ...........................................   7,000       86,221
  Nissan Motor Co. Ltd. (Automobile Manufacturers) .....  27,500      305,710
  Promise Co. Ltd. (Consumer Finance) ..................   3,000      200,156
  Sumitomo Mitsui Financial Group, Inc. (Diversified
    Banks) .............................................      35      242,672
  Takeda Chemical Industries Ltd. (Pharmaceuticals) ....   1,300       57,068
  Tanabe Seiyaku Co. Ltd (Health Care Supplies) ........  11,000       98,392
  Tohoku Electric Power Co., Inc. (Electric Utilities) .   1,900       32,005
  Tokyo Electric Power Co., Inc. (The) (Electric
    Utilities) .........................................   1,100       24,951
  UFJ Holdings, Inc. (Diversified Banks) ...............      45      198,781
                                                                  -----------
                                                                    1,994,120
                                                                  -----------
LUXEMBOURG--1.0%
  Arcelor (Steel) (e) ..................................  10,900      183,008
  Arcelor (Steel) (d) ..................................   1,066       17,794
                                                                  -----------
                                                                      200,802
                                                                  -----------
NETHERLANDS--1.1%
  DSM NV (Oil & Gas Equipment & Services) ..............   1,900       93,228
  Koninklijke (Royal) Philips Electronics NV
    (Aerospace & Defense) ..............................   1,300       35,002
  Royal Dutch Petroleum Co. (Integrated Oil & Gas) .....   1,650       84,675
                                                                  -----------
                                                                      212,905
                                                                  -----------
NORWAY--0.3%
  Yara International Asa (Fertilizers & Agricultural
    Chemicals) (b) .....................................   8,100       65,440
                                                                  -----------
SINGAPORE--1.3%
  Flextronics International Ltd. (Electronic
    Manufacturing Services) (b) ........................   5,000       79,750
  Singapore Telecommunications Ltd. (Integrated
    Telecommunication Services) ........................ 138,000      180,266
                                                                  -----------
                                                                      260,016
                                                                  -----------
SPAIN--1.9%
  Actividades de Contruccion y Servicios (Construction
    & Engineering) .....................................   3,408       57,427
  Altadis SA (Tobacco) .................................   3,400      105,069
  Repsol YPF SA (Integrated Oil & Gas) .................   9,500      208,047
                                                                  -----------
                                                                      370,543
                                                                  -----------
SWEDEN--0.8%
  Svenska Cellulosa AB Series B (Household Products) ...   3,900      148,069
                                                                  -----------
SWITZERLAND--1.7%
  Credit Suisse Group (Diversified Banks) ..............   6,300      223,850
  Novartis AG  (Pharmaceuticals) .......................   2,700      119,111
                                                                  -----------
                                                                      342,961
                                                                  -----------
UNITED KINGDOM--10.6%
  Aviva plc (Property & Casualty Insurance) ............  17,800      183,675
  BP plc (Integrated Oil & Gas) ........................  34,200      302,046
  British American Tobacco plc (Tobacco) ...............   6,600      102,276
  George Wimpey plc (Homebuilding) .....................  11,300       75,617

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                         SHARES     VALUE
                                                         -------  ----------

UNITED KINGDOM--CONTINUED
  GlaxoSmithKline plc (Pharmaceuticals) ................  12,546  $   253,914
  InterContinental Hotels Group plc (Hotels, Resorts
    & Cruise Lines) ....................................   9,067       95,780
  Lloyds TSB Group plc (Multi-Sector Holdings) .........   3,700       28,970
  Rexam plc (Paper Packaging) ..........................   5,900       47,961
  RMC Group plc (Construction Materials) ...............   7,400       81,459
  Royal & Sun Alliance Insurance Group plc (Property
    & Casualty Insurance) ..............................  28,600       42,789
  Royal Bank of Scotland Group plc (Diversified Banks) .   4,100      118,073
  Taylor Woodrow plc (Homebuilding) ....................  15,500       72,241
  Trinity Mirror plc (Publishing & Printing) ...........   4,100       48,330
  Vodafone Group plc (Wireless Telecommunication
    Services) .......................................... 107,200      234,747
  Whitbread plc (Restaurants) ..........................  11,400      170,043
  Xstrata plc (Diversified Metals & Mining) ............  16,500      220,531
                                                                  -----------
                                                                    2,078,452
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $7,491,005) .................................    9,070,962
                                                                  -----------

                                                           PAR
                                                          VALUE
                                                          (000)
                                                         -------
SHORT-TERM OBLIGATIONS--0.8%
TIME DEPOSITS--0.8%
  Brown Brothers Harriman & Co. Grand Cayman
    Branch 0.51%, 7/1/04 (Identified Cost $152,857) .... $   153      152,857
                                                                  -----------
TOTAL INVESTMENTS--99.4%
  (Identified cost $17,211,604) ................................   19,525,058(a)
  Other assets and liabilities, net--0.6% ......................      130,922
                                                                  -----------
NET ASSETS--100.0% .............................................  $19,655,980
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,940,605 and gross depreciation of $673,070 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $17,257,523.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(d) Shares traded on Madrid exchange.
(e) Shares traded on Paris exchange.
(f) All or a portion segregated as collateral for futures contracts.
(g) Share amount is less than 1.

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Aerospace & Defense .....................................     2.1%
Agricultural Products ...................................     0.2
Airlines ................................................     0.4
Aluminum ................................................     0.9
Apparel, Accessories & Luxury Goods .....................     0.3
Auto Parts & Equipment ..................................     2.0
Automobile Manufacturers ................................     3.0
Broadcasting & Cable TV .................................     1.1
Commercial Printing .....................................     0.4
Commodity Chemicals .....................................     0.3
Communications Equipment ................................     1.7
Computer Hardware .......................................     2.1
Construction & Engineering ..............................     0.3
Construction Materials ..................................     1.9
Construction, Farm Machinery & Heavy Trucks .............     0.3
Consumer Finance ........................................     1.5
Data Processing & Outsourced Services ...................     0.1
Department Stores .......................................     0.9
Diversified Banks .......................................     9.2
Diversified Capital Markets .............................     1.2
Diversified Metals & Mining .............................     1.1
Electric Utilities ......................................     1.8
Electrical Components & Equipment .......................     0.2
Electronic Equipment Manufacturers ......................     0.3
Electronic Manufacturing Services .......................     0.9
Environmental Services ..................................     0.3
Fertilizers & Agricultural Chemicals ....................     0.3
Food Retail .............................................     2.7
Health Care Equipment ...................................     0.0
Health Care Supplies ....................................     0.5
Home Furnishings ........................................     0.4
Home Improvement Retail .................................     0.8
Homebuilding ............................................     0.8
Hotels, Resorts & Cruise Lines ..........................     0.5
Household Appliances ....................................     0.8
Household Products ......................................     1.0


Hypermarkets & Super Centers ............................     0.7%
Industrial Conglomerates ................................     3.2
Industrial Machinery ....................................     1.0
Integrated Oil & Gas ....................................     7.6
Integrated Telecommunication Services ...................     3.3
Investment Banking & Brokerage ..........................     0.9
Life & Health Insurance .................................     1.6
Managed Health Care .....................................     0.2
Movies & Entertainment ..................................     0.3
Multi-Sector Holdings ...................................     0.7
Multi-Utilities & Unregulated Power .....................     0.7
Multi-line Insurance ....................................     0.4
Office Electronics ......................................     1.5
Oil & Gas Equipment & Services ..........................     0.5
Oil & Gas Exploration & Production ......................     0.6
Oil & Gas Refining, Marketing & Transportation ..........     1.3
Other Diversified Financial Services ....................     1.8
Packaged Foods & Meats ..................................     0.7
Paper Packaging .........................................     1.0
Paper Products ..........................................     0.8
Pharmaceuticals .........................................     7.1
Property & Casualty Insurance ...........................     4.5
Publishing & Printing ...................................     0.3
Railroads ...............................................     1.0
Regional Banks ..........................................     0.7
Restaurants .............................................     1.1
Semiconductors ..........................................     1.0
Soft Drinks .............................................     0.7
Specialty Stores ........................................     0.5
Steel ...................................................     2.2
Systems Software ........................................     2.3
Technology Distributors .................................     0.3
Thrifts & Mortgage Finance ..............................     3.2
Tobacco .................................................     2.8
Wireless Telecommunication Services .....................     1.2
                                                            -----
                                                            100.0%
                                                            =====

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $17,211,604) .........................   $19,525,058
Foreign currency at value (Identified cost $162,468) .................................       158,439
Foreign currency deposits at value with broker for variation margin requirements
  on futures contracts (Identified cost $5,441) ......................................         9,867
Receivables
  Dividends ..........................................................................        31,355
  Tax reclaims .......................................................................         5,892
  Fund shares sold ...................................................................         1,410
Prepaid expenses .....................................................................            10
                                                                                         -----------
    Total assets .....................................................................    19,732,031
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ....................................................        15,370
  Fund shares repurchased ............................................................         2,948
  Printing fee .......................................................................        23,479
  Professional fee ...................................................................        20,336
  Investment advisory fee ............................................................         6,070
  Financial agent fee ................................................................         3,832
  Variations margin for futures contracts ............................................         1,650
  Administration fee .................................................................         1,275
  Trustees' fee ......................................................................         1,039
Accrued expenses .....................................................................            52
                                                                                         -----------
    Total liabilities ................................................................        76,051
                                                                                         -----------
NET ASSETS ...........................................................................   $19,655,980
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $17,594,978
  Undistributed net investment income ................................................        47,853
  Accumulated net realized loss ......................................................      (302,089)
  Net unrealized appreciation ........................................................     2,315,238
                                                                                         -----------
NET ASSETS ...........................................................................   $19,655,980
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     1,789,972
                                                                                         ===========
Net asset value and offering price per share .........................................        $10.98
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $254,071
  Interest ...........................................................................        290
  Foreign taxes withheld .............................................................    (18,746)
                                                                                         --------
    Total investment income ..........................................................    235,615
                                                                                         --------
EXPENSES
  Investment advisory fee ............................................................     83,390
  Financial agent fee ................................................................     21,681
  Administration fee .................................................................      7,412
  Professional .......................................................................     16,195
  Printing ...........................................................................     12,355
  Custodian ..........................................................................      8,983
  Trustees ...........................................................................      3,242
  Miscellaneous ......................................................................      1,534
                                                                                         --------
    Total expenses ...................................................................    154,792
    Less expenses borne by investment adviser ........................................    (48,238)
                                                                                         --------
    Net expenses .....................................................................    106,554
                                                                                         --------
NET INVESTMENT INCOME ................................................................    129,061
                                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................    384,098
  Net realized gains on futures contracts ............................................        882
  Net realized gain on foreign currency transactions .................................      2,668
  Net change in unrealized appreciation (depreciation) on investments ................    162,407
  Net change in unrealized appreciation (depreciation) on futures ....................     (3,832)
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency translation .....................................................     (5,048)
                                                                                         --------
NET GAIN ON INVESTMENTS ..............................................................    541,175
                                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $670,236
                                                                                         ========

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/04      YEAR ENDED
                                                                                                   (UNAUDITED)     12/31/03
                                                                                                   -----------    -----------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $   129,061    $   166,377
  Net realized gain (loss) ....................................................................        387,648       (131,405)
  Net change in unrealized appreciation (depreciation) ........................................        153,527      3,747,907
                                                                                                   -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................        670,236      3,782,879
                                                                                                   -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................        (53,461)      (209,749)
                                                                                                   -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................        (53,461)      (209,749)
                                                                                                   -----------    -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (326,645 and 532,527 shares, respectively) ....................      3,537,459      4,828,543
  Net asset value of shares issued from reinvestment of distributions (4,865 and 20,146 shares,
    respectively) .............................................................................         53,461        209,749
  Cost of shares repurchased (128,598 and 218,402 shares, respectively) .......................     (1,389,403)    (1,913,217)
                                                                                                   -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................      2,201,517      3,125,075
                                                                                                   -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................      2,818,292      6,698,205
NET ASSETS
  Beginning of period .........................................................................     16,837,688     10,139,483
                                                                                                   -----------    -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS IN EXCESS OF
    NET INVESTMENT INCOME OF $47,853 AND ($27,747), RESPECTIVELY) .............................    $19,655,980    $16,837,688
                                                                                                   ===========    ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                        SIX MONTHS
                                                           ENDED                   YEAR ENDED DECEMBER 31,        FROM INCEPTION
                                                          6/30/04            ---------------------------------      11/20/00 TO
                                                        (UNAUDITED)           2003         2002          2001        12/31/00
                                                        -----------          ------       ------        ------         ------
Net asset value, beginning of period ...............       $10.61            $ 8.09       $ 9.56        $10.42         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .....................         0.07              0.12         0.09          0.09           0.02
  Net realized and unrealized gain (loss) ..........         0.33              2.54        (1.48)        (0.80)          0.41
                                                           ------            ------       ------        ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ...............         0.40              2.66        (1.39)        (0.71)          0.43
                                                           ------            ------       ------        ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income .............        (0.03)            (0.14)       (0.08)        (0.09)         (0.01)
  Distributions from net realized gains ............           --                --           --(4)      (0.06)            --
                                                           ------            ------       ------        ------         ------
    TOTAL DISTRIBUTIONS ............................        (0.03)            (0.14)       (0.08)        (0.15)         (0.01)
                                                           ------            ------       ------        ------         ------
CHANGE IN NET ASSET VALUE ..........................         0.37              2.52        (1.47)        (0.86)          0.42
                                                           ------            ------       ------        ------         ------
NET ASSET VALUE, END OF PERIOD .....................       $10.98            $10.61       $ 8.09        $ 9.56         $10.42
                                                           ======            ======       ======        ======         ======
Total return .......................................         3.79%(2)         32.79%      (14.47)%       (6.84)%         4.35%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ............      $19,656           $16,838      $10,139        $8,800         $7,687
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) ............................         1.15%(1)          1.15%        1.13%         1.05%          1.05%(1)
  Net investment income ............................         1.39%(1)          1.31%        1.10%         1.02%          1.12%(1)
Portfolio turnover .................................           15%(2)            20%          38%           24%             0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.67%, 2.01%, 2.57%, 2.80% and 5.41% for the periods ended June 30, 2004, December 31, 2003, 2002, 2001 and 2000, respectively.
(4) Amount is less than $0.01.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)

                                                          SHARES    VALUE
                                                          ------  ----------

DOMESTIC COMMON STOCKS--95.4%
AGRICULTURAL PRODUCTS--1.7%
  Corn Products International, Inc. ....................  37,000  $ 1,722,350
                                                                  -----------
APPAREL RETAIL--1.3%
  Payless ShoeSource, Inc. (b) .........................  85,500    1,274,805
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--3.1%
  Jones Apparel Group, Inc. ............................  44,300    1,748,964
  V. F. Corp. ..........................................  26,200    1,275,940
                                                                  -----------
                                                                    3,024,904
                                                                  -----------
AUTO PARTS & EQUIPMENT--7.3%
  American Axle & Manufacturing Holdings, Inc. .........  37,000    1,345,320
  ArvinMeritor, Inc. ...................................  79,600    1,557,772
  BorgWarner, Inc. .....................................  31,000    1,356,870
  Dana Corp. ...........................................  84,700    1,660,120
  Modine Manufacturing Co. .............................  41,000    1,305,850
                                                                  -----------
                                                                    7,225,932
                                                                  -----------
COMMUNICATIONS EQUIPMENT--3.4%
  Adaptec, Inc. (b) .................................... 147,300    1,246,158
  ADC Telecommunications, Inc. (b) .....................  33,300       94,572
  Andrew Corp. (b) .....................................  36,900      738,369
  Tellabs, Inc. (b) .................................... 142,500    1,245,450
                                                                  -----------
                                                                    3,324,549
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--1.0%
  Western Digital Corp. (b) ............................ 109,300      946,538
                                                                  -----------
CONSTRUCTION & ENGINEERING--2.0%
  URS Corp. (b) ........................................  73,500    2,013,900
                                                                  -----------
CONSTRUCTION MATERIALS--1.4%
  Texas Industries, Inc. ...............................  34,600    1,424,482
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.4%
  PACCAR, Inc. .........................................  23,100    1,339,569
  Terex Corp. (b) ......................................  30,000    1,023,900
                                                                  -----------
                                                                    2,363,469
                                                                  -----------
DEPARTMENT STORES--2.1%
  Federated Department Stores, Inc. ....................  27,500    1,350,250
  Neiman Marcus Group, Inc. (The) Class A ..............  12,700      706,755
                                                                  -----------
                                                                    2,057,005
                                                                  -----------
DISTILLERS & VINTNERS--2.0%
  Constellation Brands, Inc. Class A (b) ...............  52,900    1,964,177
                                                                  -----------
DISTRIBUTORS--1.5%
  Hughes Supply, Inc. ..................................  25,300    1,490,929
                                                                  -----------
DIVERSIFIED CHEMICALS--0.8%
  FMC Corp. (b) ........................................  18,900      814,779
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--0.7%
  Deluxe Corp. .........................................  16,000      696,000
                                                                  -----------
ELECTRIC UTILITIES--5.4%
  Northeast Utilities ..................................  66,700    1,298,649
  OGE Energy Corp. .....................................  37,000      942,390
  PNM Resources, Inc. ..................................  47,850      993,845
  Puget Energy, Inc. ...................................  54,200    1,187,522
  WPS Resources Corp. ..................................  21,000      973,350
                                                                  -----------
                                                                    5,395,756
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.8%
  Cooper Industries Ltd. Class A .......................  30,000    1,782,300
                                                                  -----------


                                                          SHARES    VALUE
                                                          ------  ----------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
  Vishay Intertechnology, Inc. (b) .....................  71,378  $ 1,326,203
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--1.0%
  Solectron Corp. (b) .................................. 154,400      998,968
                                                                  -----------
FOOD RETAIL--0.3%
  SUPERVALU, Inc. ......................................  10,000      306,100
                                                                  -----------
HEALTH CARE DISTRIBUTORS--1.2%
  Owens & Minor, Inc. ..................................  46,200    1,196,580
                                                                  -----------
HOMEBUILDING--3.2%
  Beazer Homes USA, Inc. ...............................  13,400    1,344,154
  Pulte Homes, Inc. ....................................  36,000    1,873,080
                                                                  -----------
                                                                    3,217,234
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--1.3%
  BJ's Wholesale Club, Inc. (b) ........................  50,700    1,267,500
                                                                  -----------
INDUSTRIAL CONGLOMERATES--1.6%
  Textron, Inc. ........................................  26,000    1,543,100
                                                                  -----------
INDUSTRIAL MACHINERY--6.2%
  Harsco Corp. .........................................  30,000    1,410,000
  Lincoln Electric Holdings, Inc. ......................  42,300    1,442,007
  Mueller Industries, Inc. .............................  12,500      447,500
  Parker Hannifin Corp. ................................  24,000    1,427,040
  Reliance Steel & Aluminum Co. ........................  35,000    1,411,200
                                                                  -----------
                                                                    6,137,747
                                                                  -----------
INTEGRATED OIL & GAS--1.2%
  Amerada Hess Corp. ...................................  14,800    1,172,012
                                                                  -----------
LIFE & HEALTH INSURANCE--1.2%
  StanCorp Financial Group, Inc. .......................  18,100    1,212,700
                                                                  -----------
MANAGED HEALTH CARE--1.6%
  PacifiCare Health Systems, Inc. (b) ..................  39,700    1,534,802
                                                                  -----------
METAL & GLASS CONTAINERS--0.7%
  Ball Corp. ...........................................  10,300      742,115
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--1.1%
  Constellation Energy Group, Inc. .....................  30,000    1,137,000
                                                                  -----------
OFFICE SERVICES & SUPPLIES--1.5%
  United Stationers, Inc. (b) ..........................  36,700    1,457,724
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.2%
  SEACOR Holdings, Inc. (b) ............................  27,800    1,221,254
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--1.4%
  Pogo Producing Co. ...................................  27,700    1,368,380
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.3%
  Valero Energy Corp. ..................................  17,300    1,276,048
                                                                  -----------
PACKAGED FOODS & MEATS--1.6%
  Del Monte Foods Co. (b) .............................. 153,000    1,554,480
                                                                  -----------
PAPER PRODUCTS--1.0%
  MeadWestvaco Corp. ...................................  34,600    1,016,894
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--1.6%
  Fidelity National Financial, Inc. ....................  12,100      451,814
  Old Republic International Corp. .....................  49,200    1,167,024
                                                                  -----------
                                                                    1,618,838
                                                                  -----------
PUBLISHING & PRINTING--0.8%
  Reader's Digest Association, Inc. (The) ..............  50,000      799,500
                                                                  -----------

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                          SHARES    VALUE
                                                          ------  ----------

REGIONAL BANKS--4.9%
  Banknorth Group, Inc. ................................  38,800  $ 1,260,224
  Hibernia Corp. Class A ...............................  27,000      656,100
  Popular, Inc. ........................................  15,000      641,550
  UnionBanCal Corp. ....................................  23,500    1,325,400
  Whitney Holding Corp. ................................  21,000      938,070
                                                                  -----------
                                                                    4,821,344
                                                                  -----------
REITS--0.5%
  FelCor Lodging Trust, Inc. (b) .......................  39,500      477,950
                                                                  -----------
SPECIALTY CHEMICALS--3.9%
  Albemarle Corp. ......................................  40,700    1,288,155
  Crompton Corp. .......................................  93,000      585,900
  Cytec Industries, Inc. ...............................  42,800    1,945,260
                                                                  -----------
                                                                    3,819,315
                                                                  -----------
SPECIALTY STORES--5.9%
  AutoNation, Inc. (b) .................................  78,900    1,349,190
  Borders Group, Inc. ..................................  59,300    1,389,992
  Group 1 Automotive, Inc. (b) .........................  43,700    1,451,277
  Office Depot, Inc. (b) ...............................  92,400    1,654,884
                                                                  -----------
                                                                    5,845,343
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--2.6%
  Anixter International, Inc. (b) ......................  25,100      854,153
  Arrow Electronics, Inc. (b) ..........................  18,900      506,898
  Avnet, Inc. (b) ......................................  22,800      517,560
  Tech Data Corp. (b) ..................................  18,000      704,340
                                                                  -----------
                                                                    2,582,951
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--4.5%
  Astoria Financial Corp. ..............................  34,500    1,262,010
  Commercial Federal Corp. .............................  28,000      758,800
  Radian Group, Inc. ...................................  32,500    1,556,750
  Washington Federal, Inc. .............................  36,188      868,512
                                                                  -----------
                                                                    4,446,072
                                                                  -----------
TOBACCO--1.7%
  Universal Corp. ......................................  32,800    1,670,832
                                                                  -----------
TRUCKING--1.2%
  USF Corp. ............................................  34,500    1,211,985
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $79,913,269) ................................   94,502,846
                                                                  -----------
FOREIGN COMMON STOCKS(c)--1.1%
COMMUNICATIONS EQUIPMENT--0.7%
  Nortel Networks Corp. (Canada) (b) ................... 141,700      707,083
                                                                  -----------
REINSURANCE--0.4%
  PartnerRe Ltd. (Bermuda) .............................   6,700      380,090
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $490,887) ...................................    1,087,173
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--96.5%
  (Identified cost $80,404,156) ................................   95,590,019
                                                                  -----------


                                                        SHARES       VALUE
                                                       ---------  -----------

SHORT-TERM OBLIGATIONS--3.7%
MONEY MARKET MUTUAL FUNDS--3.7%
  SSgA Money Market Fund (0.77% seven day
    effective yield) .............................     3,632,874  $ 3,632,874
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,632,874) .................................    3,632,874
                                                                  -----------
TOTAL INVESTMENTS--100.2%
  (Identified cost $84,037,030) ................................   99,222,893(a)
  Other assets and liabilities, net--(0.2)% ....................     (159,896)
                                                                  -----------
NET ASSETS--100.0% .............................................  $99,062,997
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,473,760 and gross depreciation of $2,287,897 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $84,037,030.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $84,037,030) .........................   $ 99,222,893
Receivables
  Investment securities sold .........................................................      1,271,297
  Fund shares sold ...................................................................         86,200
  Dividends and interest .............................................................         79,589
Prepaid expenses .....................................................................             52
                                                                                         ------------
    Total assets .....................................................................    100,660,031
                                                                                         ------------
LIABILITIES
Payables
  Investment securities purchased ....................................................      1,314,935
  Fund shares repurchased ............................................................        125,508
  Investment advisory fee ............................................................         79,936
  Financial agent fee ................................................................          7,735
  Administration fee .................................................................          6,297
  Trustees' fee ......................................................................          1,039
Accrued expenses .....................................................................         61,584
                                                                                         ------------
    Total liabilities ................................................................      1,597,034
                                                                                         ------------
NET ASSETS ...........................................................................   $ 99,062,997
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $ 79,010,526
  Undistributed net investment income ................................................         40,414
  Accumulated net realized gain ......................................................      4,826,194
  Net unrealized appreciation ........................................................     15,185,863
                                                                                         ------------
NET ASSETS ...........................................................................   $ 99,062,997
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....      7,373,484
                                                                                         ============
Net asset value and offering price per share .........................................         $13.44
                                                                                               ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $  611,903
  Interest ...........................................................................       10,608
  Foreign tax withheld ...............................................................         (810)
                                                                                         ----------
    Total investment income ..........................................................      621,701
                                                                                         ----------
EXPENSES
  Investment advisory fee ............................................................      483,016
  Financial agent fee ................................................................       44,988
  Administration fee .................................................................       36,801
  Printing ...........................................................................       20,318
  Professional .......................................................................       13,106
  Custodian ..........................................................................        9,985
  Trustees ...........................................................................        3,242
  Miscellaneous ......................................................................        2,540
                                                                                         ----------
    Total expenses ...................................................................      613,996
    Less expenses borne by investment adviser ........................................      (15,976)
                                                                                         ----------
    Net expenses .....................................................................      598,020
                                                                                         ----------
NET INVESTMENT INCOME ................................................................       23,681
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................    4,807,201
  Net change in unrealized appreciation (depreciation) on investments ................    2,425,087
                                                                                         ----------
NET GAIN ON INVESTMENTS ..............................................................    7,232,288
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $7,255,969
                                                                                         ==========

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04         YEAR ENDED
                                                                                           (UNAUDITED)        12/31/03
                                                                                           ------------     ------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $     23,681     $    311,013
  Net realized gain (loss) .............................................................      4,807,201        3,177,717
  Net change in unrealized appreciation (depreciation) .................................      2,425,087       20,633,901
                                                                                           ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      7,255,969       24,122,631
                                                                                           ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................        (65,705)        (132,810)
  Net realized short-term gains ........................................................       (156,231)        (332,025)
  Net realized long-term gains .........................................................       (772,396)      (2,280,005)
                                                                                           ------------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................       (994,332)      (2,744,840)
                                                                                           ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,241,240 and 2,104,572 shares, respectively) .........     16,160,490       21,723,293
  Net asset value of shares issued from reinvestment of distributions (74,900
    and 222,358 shares, respectively) ..................................................        994,332        2,744,840
  Cost of shares repurchased (790,207 and 2,144,663 shares, respectively) ..............    (10,221,500)     (21,266,705)
                                                                                           ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................      6,933,322        3,201,428
                                                                                           ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     13,194,959       24,579,219
NET ASSETS
  Beginning of period ..................................................................     85,868,038       61,288,819
                                                                                           ------------     ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $40,414 AND
    $82,438, RESPECTIVELY) .............................................................   $ 99,062,997     $ 85,868,038
                                                                                           ============     ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                   SIX MONTHS
                                                     ENDED                  YEAR ENDED DECEMBER 31,
                                                    6/30/04        -----------------------------------------------------
                                                  (UNAUDITED)       2003       2002      2001          2000         1999
                                                  -----------      ------     ------    ------        ------       ------
Net asset value, beginning of period ..........      $12.54        $ 9.20     $10.97     $ 9.07       $ 7.82       $ 8.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................          --(5)       0.03       0.10       0.13         0.06         0.11
  Net realized and unrealized gain (loss) .....        1.04          3.72      (1.02)      1.95         1.25        (1.02)
                                                     ------        ------     ------     ------       ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ..........        1.04          3.75      (0.92)      2.08         1.31        (0.91)
                                                     ------        ------     ------     ------       ------       ------
LESS DISTRIBUTIONS
Dividends from net investment income ..........       (0.01)        (0.02)     (0.10)     (0.13)       (0.06)       (0.11)
Distributions from net realized gains .........       (0.13)        (0.39)     (0.75)     (0.05)          --           --
                                                     ------        ------     ------     ------       ------       ------
    TOTAL DISTRIBUTIONS .......................       (0.14)        (0.41)     (0.85)     (0.18)       (0.06)       (0.11)
                                                     ------        ------     ------     ------       ------       ------
CHANGE IN NET ASSET VALUE .....................        0.90          3.34      (1.77)      1.90         1.25        (1.02)
                                                     ------        ------     ------     ------       ------       ------
NET ASSET VALUE, END OF PERIOD ................      $13.44        $12.54     $ 9.20     $10.97       $ 9.07       $ 7.82
                                                     ======        ======     ======     ======       ======       ======
Total return ..................................        8.24%(2)     40.97%     (8.55)%    22.98%       16.89%      (10.28)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .......     $99,063       $85,868    $61,289    $48,556      $14,758       $8,635
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) .......................        1.30%(1)      1.30%      1.28%      1.20%(4)     1.20%(4)     1.20%
  Net investment income . .....................        0.05%(1)      0.46%      1.12%      1.72%        0.95%        1.40%
Portfolio turnover ............................          23%(2)        29%        44%        28%         128%          29%

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.33%, 1.37%, 1.40%, 1.54%, 2.39% and 2.58% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                          SHARES     VALUE
                                                         -------  -----------

DOMESTIC COMMON STOCKS--94.0%
AEROSPACE & DEFENSE--3.7%
  Curtiss-Wright Corp. ...............................    17,200  $   966,468
  Esterline Technologies Corp. (b) ...................    20,000      590,600
  Moog, Inc. Class A (b) .............................    14,550      539,950
                                                                  -----------
                                                                    2,097,018
                                                                  -----------
AGRICULTURAL PRODUCTS--1.1%
  Corn Products International, Inc. ..................    13,000      605,150
                                                                  -----------
AIRLINES--0.8%
  Pinnacle Airlines Corp. (b) ........................    39,800      449,740
                                                                  -----------
ALUMINUM--1.1%
  Century Aluminum Co. (b) ...........................    26,200      649,498
                                                                  -----------
APPAREL RETAIL--1.9%
  Foot Locker, Inc. ..................................    10,000      243,400
  Payless ShoeSource, Inc. (b) .......................    38,600      575,526
  Too, Inc. (b) ......................................    16,100      268,870
                                                                  -----------
                                                                    1,087,796
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--2.4%
  Kellwood Co. .......................................    16,000      696,800
  Phillips-Van Heusen Corp. ..........................    33,950      653,537
                                                                  -----------
                                                                    1,350,337
                                                                  -----------
AUTO PARTS & EQUIPMENT--6.1%
  American Axle & Manufacturing Holdings, Inc. .......    18,400      669,024
  ArvinMeritor, Inc. .................................    41,100      804,327
  BorgWarner, Inc. ...................................    13,800      604,026
  Dana Corp. .........................................    41,600      815,360
  Modine Manufacturing Co. ...........................    17,600      560,560
                                                                  -----------
                                                                    3,453,297
                                                                  -----------
CASINOS & GAMING--2.2%
  Aztar Corp. (b) ....................................    28,000      784,000
  Caesars Entertainment, Inc. (b) ....................    29,800      447,000
                                                                  -----------
                                                                    1,231,000
                                                                  -----------
COMMERCIAL PRINTING--1.2%
  Bowne & Co., Inc. ..................................    41,400      656,190
                                                                  -----------
COMMUNICATIONS EQUIPMENT--3.2%
  Adaptec, Inc. (b) ..................................    40,000      338,400
  ADC Telecommunications, Inc. (b) ...................   156,700      445,028
  Andrew Corp. (b) ...................................    28,100      562,281
  Black Box Corp. ....................................     9,900      467,874
                                                                  -----------
                                                                    1,813,583
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.8%
  Western Digital Corp. (b) ..........................    55,600      481,496
                                                                  -----------
CONSTRUCTION & ENGINEERING--2.5%
  Granite Construction, Inc. .........................    18,100      329,963
  URS Corp. (b) ......................................    39,300    1,076,820
                                                                  -----------
                                                                    1,406,783
                                                                  -----------
CONSTRUCTION MATERIALS--1.4%
  Texas Industries, Inc. .............................    20,000      823,400
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.0%
  Terex Corp. (b) ....................................    16,600      566,558
                                                                  -----------
DEPARTMENT STORES--1.0%
  Neiman Marcus Group, Inc. (The) Class A ............    10,300      573,195
                                                                  -----------


                                                          SHARES     VALUE
                                                         -------  -----------

DISTRIBUTORS--1.2%
  Hughes Supply, Inc. ................................    11,500  $   677,695
                                                                  -----------
DIVERSIFIED CHEMICALS--1.1%
  FMC Corp. (b) ......................................    14,800      638,028
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--0.2%
  Deluxe Corp. .......................................     3,040      132,240
                                                                  -----------
DIVERSIFIED METALS & MINING--1.4%
  RTI International Metals, Inc. (b) .................    50,200      800,690
                                                                  -----------
ELECTRIC UTILITIES--3.7%
  Northeast Utilities ................................    29,050      565,603
  PNM Resources, Inc. ................................    27,500      571,175
  Puget Energy, Inc. .................................    28,400      622,244
  WPS Resources Corp. ................................     7,000      324,450
                                                                  -----------
                                                                    2,083,472
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--5.0%
  C&D Technologies, Inc. .............................    45,100      804,133
  Genlyte Group, Inc. (The) (b) ......................    13,200      830,016
  Penn Engineering & Manufacturing Corp. .............    21,000      450,240
  Regal-Beloit Corp. .................................    34,600      770,196
                                                                  -----------
                                                                    2,854,585
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
  Vishay Intertechnology, Inc. (b) ...................    35,345      656,710
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--1.4%
  CTS Corp. ..........................................    65,200      786,312
                                                                  -----------
HEALTH CARE DISTRIBUTORS--1.0%
  Owens & Minor, Inc. ................................    20,900      541,310
                                                                  -----------
HEALTH CARE EQUIPMENT--1.0%
  CONMED Corp. (b) ...................................    20,000      548,000
                                                                  -----------
HEALTH CARE FACILITIES--1.0%
  Hanger Orthopedic Group, Inc. (b) ..................     3,600       42,192
  Universal Health Services, Inc. Class B ............    10,900      500,201
                                                                  -----------
                                                                      542,393
                                                                  -----------
HOMEBUILDING--2.0%
  Beazer Homes USA, Inc. .............................     5,400      541,674
  Pulte Homes, Inc. ..................................    11,800      613,954
                                                                  -----------
                                                                    1,155,628
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.0%
  Russ Berrie & Co., Inc. ............................       800       15,544
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--1.1%
  BJ's Wholesale Club, Inc. (b) ......................    24,500      612,500
                                                                  -----------
INDUSTRIAL MACHINERY--4.7%
  Gardner Denver, Inc. (b) ...........................    26,000      725,400
  JLG Industries, Inc. ...............................    15,600      216,684
  Lincoln Electric Holdings, Inc. ....................    21,250      724,413
  Reliance Steel & Aluminum Co. ......................    17,000      685,440
  Wolverine Tube, Inc. (b) ...........................    28,800      313,920
                                                                  -----------
                                                                    2,665,857
                                                                  -----------
LIFE & HEALTH INSURANCE--1.1%
  StanCorp Financial Group, Inc. .....................     9,700      649,900
                                                                  -----------
MANAGED HEALTH CARE--1.5%
  PacifiCare Health Systems, Inc. (b) ................    22,100      854,386
                                                                  -----------
MARINE--0.3%
  Alexander & Baldwin, Inc. ..........................     5,500      183,975
                                                                  -----------

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                          SHARES     VALUE
                                                         -------  -----------

MULTI-LINE INSURANCE--0.4%
  American National Insurance Co. ....................     2,700  $   249,291
                                                                  -----------
OFFICE SERVICES & SUPPLIES--1.3%
  United Stationers, Inc. (b) ........................    18,800      746,736
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--2.3%
  Offshore Logistics, Inc. (b) .......................    11,700      329,004
  Oil States International, Inc. (b) .................    36,200      553,860
  SEACOR Holdings, Inc. (b) ..........................    10,200      448,086
                                                                  -----------
                                                                    1,330,950
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
  Plains Exploration & Production Co. (b) ............    37,700      691,795
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.5%
  Valero Energy Corp. ................................    11,500      848,240
                                                                  -----------
PACKAGED FOODS & MEATS--1.3%
  Del Monte Foods Co. (b) ............................    74,600      757,936
                                                                  -----------
PAPER PACKAGING--1.0%
  Rock-Tenn Co. Class A ..............................    33,000      559,350
                                                                  -----------
PAPER PRODUCTS--0.9%
  Schweitzer-Mauduit International, Inc. .............    16,125      493,909
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.5%
  Harleysville Group, Inc. ...........................    15,400      290,290
                                                                  -----------
PUBLISHING & PRINTING--1.0%
  Reader's Digest Association, Inc. (The) ............    36,300      580,437
                                                                  -----------
REGIONAL BANKS--0.7%
  Community Bank System, Inc. ........................    17,600      401,104
                                                                  -----------
REITS--1.7%
  FelCor Lodging Trust, Inc. (b) .....................    19,500      235,950
  Koger Equity, Inc. .................................    32,300      746,776
                                                                  -----------
                                                                      982,726
                                                                  -----------
SPECIALTY CHEMICALS--3.2%
  Albemarle Corp. ....................................    24,600      778,590
  Crompton Corp. .....................................    57,700      363,510
  Cytec Industries, Inc. .............................    15,300      695,385
                                                                  -----------
                                                                    1,837,485
                                                                  -----------
SPECIALTY STORES--3.7%
  Borders Group, Inc. ................................    27,800      651,632
  Group 1 Automotive, Inc. (b) .......................    18,800      624,348
  Sonic Automotive, Inc. .............................    22,550      499,483
  Zale Corp. (b) .....................................    12,800      348,928
                                                                  -----------
                                                                    2,124,391
                                                                  -----------
STEEL--2.9%
  Commercial Metals Co. ..............................    37,800    1,226,610
  GrafTech International Ltd. (b) ....................    19,400      202,924
  Quanex Corp. .......................................     5,000      243,500
                                                                  -----------
                                                                    1,673,034
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--2.2%
  Anixter International, Inc. (b) ....................     9,400      319,882
  Avnet, Inc. (b) ....................................     7,800      177,060
  Bell Microproducts, Inc. (b) .......................    95,518      772,741
                                                                  -----------
                                                                    1,269,683
                                                                  -----------


                                                          SHARES     VALUE
                                                         -------  -----------

THRIFTS & MORTGAGE FINANCE--3.4%
  Astoria Financial Corp. ............................    19,000  $   695,020
  Commercial Federal Corp. ...........................    18,500      501,350
  New Century Financial Corp. ........................     5,400      252,828
  Washington Federal, Inc. ...........................    20,495      491,880
                                                                  -----------
                                                                    1,941,078
                                                                  -----------
TOBACCO--1.5%
  Universal Corp. ....................................    16,600      845,604
                                                                  -----------
TRUCKING--4.0%
  Arkansas Best Corp. ................................    24,500      806,540
  Dollar Thrifty Automotive Group, Inc. (b) ..........    30,900      847,896
  USF Corp. ..........................................    18,400      646,392
                                                                  -----------
                                                                    2,300,828
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $45,318,419) ................................   53,569,133
                                                                  -----------
FOREIGN COMMON STOCKS(c)--0.4%
PROPERTY & CASUALTY INSURANCE--0.1%
  Aspen Insurance Holdings Ltd. (Bermuda) ............     2,700       62,728
                                                                  -----------
REINSURANCE--0.3%
  PartnerRe Ltd. (Bermuda) ...........................     2,900      164,517
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $205,455) ...................................      227,245
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--94.4%
  (Identified cost $45,523,874) ................................   53,796,378
                                                                  -----------
SHORT-TERM OBLIGATIONS--6.0%
MONEY MARKET MUTUAL FUNDS--4.9%
  SSgA Money Market Fund (0.77% seven day
    effective yield) ................................. 2,783,054    2,783,054
                                                                  -----------


                                                           PAR
                                                          VALUE
                                                          (000)
                                                         -------
REPURCHASE AGREEMENTS--1.1%
  State Street Bank and Trust Co.,
    repurchase agreement 0.40% dated 6/30/04,
    due 7/1/04, repurchase price $603,607
    collaterized by U.S. Treasury Bond 7.875%,
    2/15/21, market value $617,191  ..................      $604      603,600
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,386,654) .................................    3,386,654
                                                                  -----------
TOTAL INVESTMENTS--100.4%
  (Identified cost $48,910,528) ................................   57,183,032(a)
  Other assets and liabilities, net--(0.4)% ....................     (214,126)
                                                                  -----------
NET ASSETS--100.0% .............................................  $56,968,906
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,716,711 and gross depreciation of $1,404,952 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $48,871,273.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $48,910,528) .........................   $57,183,032
Cash .................................................................................            37
Receivables
  Investment securities sold .........................................................       305,533
  Dividends and interest .............................................................        45,871
  Fund shares sold ...................................................................        25,372
  Receivable by adviser ..............................................................         5,929
Prepaid expenses .....................................................................            27
                                                                                         -----------
    Total assets .....................................................................    57,565,801
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ....................................................       445,845
  Fund shares repurchased ............................................................        36,926
  Investment advisory fee ............................................................        47,248
  Printing fee .......................................................................        33,574
  Financial agent fee ................................................................         5,593
  Administration fee .................................................................         3,600
  Trustees' fee ......................................................................         1,039
Accrued expenses .....................................................................        23,070
                                                                                         -----------
    Total liabilities ................................................................       596,895
                                                                                         -----------
NET ASSETS ...........................................................................   $56,968,906
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $45,333,685
  Accumulated net investment loss ....................................................       (26,714)
  Accumulated net realized gain ......................................................     3,389,431
  Net unrealized appreciation ........................................................     8,272,504
                                                                                         -----------
NET ASSETS ...........................................................................   $56,968,906
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     3,585,222
                                                                                         ===========
Net asset value and offering price per share .........................................        $15.89
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $  295,666
  Interest ...........................................................................       10,374
                                                                                         ----------
    Total investment income ..........................................................      306,040
                                                                                         ----------
EXPENSES
  Investment advisory fee ............................................................      274,351
  Financial agent fee ................................................................       32,404
  Administration fee .................................................................       20,903
  Printing ...........................................................................       17,373
  Professional .......................................................................       13,106
  Custodian ..........................................................................       11,189
  Trustees ...........................................................................        3,241
  Miscellaneous ......................................................................        1,957
                                                                                         ----------
    Total expenses ...................................................................      374,524
    Less expenses borne by investment adviser ........................................      (34,852)
                                                                                         ----------
    Net expenses .....................................................................      339,672
                                                                                         ----------
NET INVESTMENT LOSS ..................................................................      (33,632)
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................    3,407,124
  Net change in unrealized appreciation (depreciation) on investments ................      532,527
                                                                                         ----------
NET GAIN ON INVESTMENTS ..............................................................    3,939,651
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $3,906,019
                                                                                         ==========

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04        YEAR ENDED
                                                                                           (UNAUDITED)       12/31/03
                                                                                           -----------     ------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $   (33,632)    $     52,051
  Net realized gain (loss) .............................................................     3,407,124          766,686
  Net change in unrealized appreciation (depreciation) .................................       532,527       13,073,600
                                                                                           -----------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................     3,906,019       13,892,337
                                                                                           -----------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains ........................................................      (284,949)        (687,128)
  Net realized long-term gains .........................................................            --          (98,214)
                                                                                           -----------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................      (284,949)        (785,342)
                                                                                           -----------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (723,853 and 1,359,822 shares, respectively) ...........    11,008,775       16,087,799
  Net asset value of shares issued from reinvestment of distributions (18,146
    and 57,317 shares, respectively) ...................................................       284,949          785,342
  Cost of shares repurchased (442,337 and 1,270,197 shares, respectively) ..............    (6,702,206)     (14,191,683)
                                                                                           -----------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     4,591,518        2,681,458
                                                                                           -----------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     8,212,588       15,788,453
NET ASSETS
  Beginning of period ..................................................................    48,756,318       32,967,865
                                                                                           -----------     ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($26,714) AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $6,918) .....................................   $56,968,906     $ 48,756,318
                                                                                           ===========     ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED DECEMBER 31,          FROM INCEPTION
                                                   6/30/04         ----------------------------------       11/20/00 TO
                                                 (UNAUDITED)        2003          2002          2001          12/31/00
                                                 -----------       ------        ------        ------      --------------
Net asset value, beginning of period .........     $14.84          $10.50        $12.08        $10.62          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...............      (0.01)           0.02(5)       0.06          0.07            0.03
  Net realized and unrealized gain ...........       1.14            4.57         (1.09)         1.59            0.62
                                                   ------          ------        ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS .........       1.13            4.59         (1.03)         1.66            0.65
                                                   ------          ------        ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income .......         --              --         (0.06)        (0.07)          (0.03)
  Distributions from net realized gains ......      (0.08)          (0.25)        (0.49)        (0.13)             --
                                                   ------          ------        ------        ------          ------
    TOTAL DISTRIBUTIONS ......................      (0.08)          (0.25)        (0.55)        (0.20)          (0.03)
                                                   ------          ------        ------        ------          ------
CHANGE IN NET ASSET VALUE ....................       1.05            4.34         (1.58)         1.46            0.62
                                                   ------          ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD ...............     $15.89          $14.84        $10.50        $12.08          $10.62
                                                   ======          ======        ======        ======          ======
Total return .................................       7.62%(2)       43.86%        (8.54)%       15.76%           6.44%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ......    $56,969         $48,756       $32,968       $17,232          $2,692
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) ......................       1.30%(1)        1.30%(4)      1.29%(4)      1.20%(4)        1.20%(1)
  Net investment income (loss) ...............      (0.13)%(1)       0.14%         0.86%         1.12%           2.71%(1)
Portfolio turnover                                     28%(2)          36%           40%           18%              1%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.43%, 1.52%, 1.64%, 2.33% and 13.52% for the periods ended June 30, 2004, December 31, 2003, 2002, 2001 and 2000, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Computed using average shares outstanding.

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                          SHARES     VALUE
                                                         -------  -----------

DOMESTIC COMMON STOCKS--95.8%
AEROSPACE & DEFENSE--3.2%
  L-3 Communications Holdings, Inc. ..................    28,260  $ 1,887,768
                                                                  -----------
APPAREL RETAIL--2.6%
  Chico's FAS, Inc. (b) ..............................    34,500    1,558,020
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--2.5%
  Coach, Inc. (b) ....................................    33,000    1,491,270
                                                                  -----------
CASINOS & GAMING--5.9%
  International Game Technology ......................    46,440    1,792,584
  Station Casinos, Inc. ..............................    35,880    1,736,592
                                                                  -----------
                                                                    3,529,176
                                                                  -----------
COMMUNICATIONS EQUIPMENT--5.7%
  ADTRAN, Inc. .......................................    44,900    1,498,313
  Juniper Networks, Inc. (b) .........................    77,730    1,909,826
                                                                  -----------
                                                                    3,408,139
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--4.9%
  Alliance Data Systems Corp. (b) ....................    36,780    1,553,955
  Global Payments, Inc. ..............................    30,750    1,384,365
                                                                  -----------
                                                                    2,938,320
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--0.9%
  Career Education Corp. (b) .........................    11,580      527,585
                                                                  -----------
FOOD RETAIL--2.5%
  Safeway, Inc. (b) ..................................    59,840    1,516,346
                                                                  -----------
HEALTH CARE DISTRIBUTORS--2.4%
  McKesson Corp. .....................................    41,820    1,435,681
                                                                  -----------
HEALTH CARE EQUIPMENT--5.6%
  Biomet, Inc. .......................................    31,790    1,412,748
  Kinetic Concepts, Inc. (b) .........................    38,300    1,911,170
                                                                  -----------
                                                                    3,323,918
                                                                  -----------
HEALTH CARE FACILITIES--3.0%
  Triad Hospitals, Inc. (b) ..........................    48,650    1,811,239
                                                                  -----------
HEALTH CARE SERVICES--2.7%
  Caremark Rx, Inc. (b) ..............................    49,450    1,628,883
                                                                  -----------
HOME IMPROVEMENT RETAIL--1.3%
  Sherwin-Williams Co. (The) .........................    19,090      793,189
                                                                  -----------
INTERNET SOFTWARE & SERVICES--3.5%
  VeriSign, Inc. (b) .................................   103,960    2,068,804
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--3.2%
  BJ Services Co. (b) ................................    41,440    1,899,610
                                                                  -----------
PACKAGED FOODS & MEATS--1.8%
  Smucker (J.M.) Co. (The) ...........................    23,680    1,087,149
                                                                  -----------
PAPER PRODUCTS--2.1%
  Georgia-Pacific Corp. ..............................    34,350    1,270,263
                                                                  -----------
PERSONAL PRODUCTS--3.1%
  Estee Lauder Cos., Inc. (The) Class A ..............    37,490    1,828,762
                                                                  -----------


                                                          SHARES     VALUE
                                                         -------  -----------

PHARMACEUTICALS--10.2%
  Allergan, Inc. .....................................    19,300  $ 1,727,736
  Eon Labs, Inc. (b) .................................    30,940    1,266,374
  Mylan Laboratories, Inc. ...........................    71,630    1,450,508
  Sepracor, Inc. (b) .................................    31,300    1,655,770
                                                                  -----------
                                                                    6,100,388
                                                                  -----------
PUBLISHING & PRINTING--2.5%
  Belo Corp. Class A .................................    54,770    1,470,574
                                                                  -----------
RESTAURANTS--2.0%
  Darden Restaurants, Inc. ...........................    56,820    1,167,651
                                                                  -----------
SEMICONDUCTORS--7.8%
  Broadcom Corp. Class A (b) .........................    30,390    1,421,340
  Microchip Technology, Inc. .........................    49,290    1,554,607
  National Semiconductor Corp. (b) ...................    76,220    1,676,078
                                                                  -----------
                                                                    4,652,025
                                                                  -----------
SPECIALIZED FINANCE--3.4%
  Chicago Mercantile Exchange ........................    14,250    2,057,272
                                                                  -----------
SPECIALTY CHEMICALS--2.7%
  Rohm and Haas Co. ..................................    38,430    1,597,919
                                                                  -----------
SPECIALTY STORES--5.3%
  Staples, Inc. ......................................    47,840    1,402,191
  Williams-Sonoma, Inc. (b) ..........................    53,470    1,762,371
                                                                  -----------
                                                                    3,164,562
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--2.5%
  MGIC Investment Corp. ..............................    19,740    1,497,476
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--2.5%
  Nextel Partners, Inc. Class A (b) ..................    94,050    1,497,276
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $53,758,077) ................................   57,209,265
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--95.8%
  (Identified cost $53,758,077) ................................   57,209,265
                                                                  -----------

                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)
                                            --------     ------
SHORT-TERM OBLIGATIONS--5.5%
COMMERCIAL PAPER--5.5%
  ABSC Capital Corp. 1.21%, 7/1/04 ........    A-1       $  860       860,000
  Clipper Receivables Co. LLC 1.50%, 7/1/04    A-1        1,300     1,300,000
  Harley-Davidson Funding Corp. 1.05%,
    7/1/04 ................................    A-1        1,115     1,115,000
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,275,000) ................................     3,275,000
                                                                  -----------
TOTAL INVESTMENTS--101.3%
  (Identified cost $57,033,077) ...............................    60,484,265(a)
  Other assets and liabilities, net--(1.3)% ...................      (784,972)
                                                                  -----------
NET ASSETS--100.0% ............................................   $59,699,293
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,380,976 and gross depreciation of $929,788 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $57,033,077.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $57,033,077) .........................   $ 60,484,265
Cash .................................................................................          1,944
Receivables
  Fund shares sold ...................................................................         82,022
  Dividends ..........................................................................          6,793
Prepaid expenses .....................................................................             45
                                                                                         ------------
    Total assets .....................................................................     60,575,069
                                                                                         ------------
LIABILITIES
Payables
  Investment securities purchased ....................................................        725,065
  Fund shares repurchased ............................................................         35,687
  Printing fee .......................................................................         43,917
  Investment advisory fee ............................................................         37,137
  Financial agent fee ................................................................          5,989
  Administration fee .................................................................          3,844
  Trustees' fee ......................................................................          1,039
Accrued expenses .....................................................................         23,098
                                                                                         ------------
    Total liabilities ................................................................        875,776
                                                                                         ------------
NET ASSETS ...........................................................................   $ 59,699,293
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $ 90,133,987
  Accumulated net investment loss ....................................................       (176,977)
  Accumulated net realized loss ......................................................    (33,708,905)
  Net unrealized appreciation ........................................................      3,451,188
                                                                                         ------------
NET ASSETS ...........................................................................   $ 59,699,293
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....      5,173,469
                                                                                         ============
Net asset value and offering price per share .........................................         $11.54
                                                                                               ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $   156,363
  Interest ...........................................................................        16,906
                                                                                         -----------
    Total investment income ..........................................................       173,269
                                                                                         -----------
EXPENSES
  Investment advisory fee ............................................................       243,649
  Financial agent fee ................................................................        35,137
  Administration fee .................................................................        24,365
  Printing ...........................................................................        21,838
  Professional .......................................................................        15,064
  Custodian ..........................................................................         8,055
  Trustees ...........................................................................         3,241
  Miscellaneous ......................................................................         2,302
                                                                                         -----------
    Total expenses ...................................................................       353,651
    Less expenses borne by investment adviser ........................................        (3,323)
    Custodian fees paid indirectly ...................................................           (82)
                                                                                         -----------
    Net expenses .....................................................................       350,246
                                                                                         -----------
NET INVESTMENT LOSS ..................................................................      (176,977)
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................     2,694,144
  Net change in unrealized appreciation (depreciation) on investments ................    (2,983,589)
                                                                                         -----------
NET LOSS ON INVESTMENTS ..............................................................      (289,445)
                                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $  (466,422)
                                                                                         ===========

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04       YEAR ENDED
                                                                                           (UNAUDITED)      12/31/03
                                                                                           ------------    -----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $  (176,977)    $   (362,367)
  Net realized gain (loss) .............................................................     2,694,144        2,988,734
  Net change in unrealized appreciation (depreciation) .................................    (2,983,589)      10,921,098
                                                                                           -----------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      (466,422)      13,547,465
                                                                                           -----------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (538,352 and 1,274,710 shares, respectively) ...........     6,311,102       13,252,422
  Cost of shares repurchased (635,836 and 1,338,149 shares, respectively) ..............    (7,439,481)     (13,655,142)
                                                                                           -----------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................    (1,128,379)        (402,720)
                                                                                           -----------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................    (1,594,801)      13,144,745
NET ASSETS
  Beginning of period ..................................................................    61,294,094       48,149,349
                                                                                           -----------     ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($176,977) AND
    $0, RESPECTIVELY) ..................................................................   $59,699,293     $ 61,294,094
                                                                                           ===========     ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                   SIX MONTHS
                                                     ENDED                      YEAR ENDED DECEMBER 31,
                                                    6/30/04       ----------------------------------------------------------------
                                                  (UNAUDITED)      2003           2002          2001          2000          1999
                                                  -----------     ------         ------        ------        ------        ------
Net asset value, beginning of period ..........    $11.63         $ 9.03         $13.37        $17.90        $17.28        $12.16
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2) .............     (0.03)         (0.07)         (0.07)        (0.08)        (0.06)           --
  Net realized and unrealized gain (loss) .....     (0.06)          2.67          (4.27)        (4.45)         2.51          5.54
                                                   ------         ------         ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS ..........     (0.09)          2.60          (4.34)        (4.53)         2.45          5.54
                                                   ------         ------         ------        ------        ------        ------
LESS DISTRIBUTIONS
  Distributions from net realized gains .......        --             --             --            --         (1.83)        (0.42)
                                                   ------         ------         ------        ------        ------        ------
    TOTAL DISTRIBUTIONS .......................        --             --             --            --         (1.83)        (0.42)
                                                   ------         ------         ------        ------        ------        ------
CHANGE IN NET ASSET VALUE .....................     (0.09)          2.60          (4.34)        (4.53)         0.62          5.12
                                                   ------         ------         ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ................    $11.54         $11.63         $ 9.03        $13.37        $17.90        $17.28
                                                   ======         ======         ======        ======        ======        ======
Total return ..................................     (0.77)%(5)     28.83%        (32.50)%      (25.28)%       13.75%        45.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .......   $59,699        $61,294        $48,149       $68,895       $71,015       $21,857
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .......................      1.15%(3)(4)    1.15%          1.11%(3)      1.05%(3)      1.05%         1.05%
  Net investment income (loss) ................     (0.58)%(4)     (0.67)%        (0.62)%       (0.52)%       (0.28)%       (0.33)%
Portfolio turnover ............................       135%(5)        174%           128%          137%           97%          169%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.16%, 1.16%, 1.14%, 1.10%, 1.19% and 2.04% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)

                                                          SHARES     VALUE
                                                         -------  -----------

DOMESTIC COMMON STOCKS--94.4%
AEROSPACE & DEFENSE--3.1%
  L-3 Communications Holdings, Inc. ..................    37,050  $ 2,474,940
                                                                  -----------
AIR FREIGHT & COURIERS--3.9%
  FedEx Corp. ........................................    38,520    3,146,699
                                                                  -----------
CASINOS & GAMING--3.0%
  MGM Mirage (b) .....................................    50,500    2,370,470
                                                                  -----------
COMMUNICATIONS EQUIPMENT--3.5%
  Juniper Networks, Inc. (b) .........................   116,000    2,850,120
                                                                  -----------
COMPUTER HARDWARE--2.7%
  International Business Machines Corp. ..............    24,500    2,159,675
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--3.9%
  First Data Corp. ...................................    69,640    3,100,372
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--3.4%
  J.P. Morgan Chase & Co. ............................    71,000    2,752,670
                                                                  -----------
HEALTH CARE EQUIPMENT--3.1%
  Guidant Corp. ......................................    44,140    2,466,543
                                                                  -----------
HEALTH CARE FACILITIES--3.1%
  HCA, Inc. ..........................................    59,700    2,482,923
                                                                  -----------
HEALTH CARE SERVICES--3.6%
  Caremark Rx, Inc. (b) ..............................    88,500    2,915,190
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--3.0%
  Carnival Corp. .....................................    51,350    2,413,450
                                                                  -----------
HOUSEHOLD PRODUCTS--3.0%
  Procter & Gamble Co. (The) .........................    43,900    2,389,916
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--4.1%
  Costco Wholesale Corp. .............................    81,200    3,334,884
                                                                  -----------
INDUSTRIAL CONGLOMERATES--6.2%
  3M Co. .............................................    28,200    2,538,282
  Tyco International Ltd. ............................    74,900    2,482,186
                                                                  -----------
                                                                    5,020,468
                                                                  -----------
INDUSTRIAL GASES--3.1%
  Air Products and Chemicals, Inc. ...................    48,170    2,526,517
                                                                  -----------
INTERNET SOFTWARE & SERVICES--3.3%
  VeriSign, Inc. (b) .................................   134,120    2,668,988
                                                                  -----------
MOVIES & ENTERTAINMENT--4.0%
  Viacom, Inc. Class B ...............................    90,200    3,221,944
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--3.6%
  Baker Hughes, Inc. .................................    76,700    2,887,755
                                                                  -----------
PACKAGED FOODS & MEATS--2.1%
  Kellogg Co. ........................................    39,490    1,652,657
                                                                  -----------


                                                          SHARES     VALUE
                                                         -------  -----------

PAPER PRODUCTS--3.1%
  Georgia-Pacific Corp. ..............................    67,940  $ 2,512,421
                                                                  -----------
PERSONAL PRODUCTS--3.1%
  Estee Lauder Cos., Inc. (The) Class A ..............    51,590    2,516,560
                                                                  -----------
PHARMACEUTICALS--6.9%
  Merck & Co., Inc. ..................................    52,000    2,470,000
  Pfizer, Inc. .......................................    89,500    3,068,060
                                                                  -----------
                                                                    5,538,060
                                                                  -----------
SEMICONDUCTORS--6.8%
  Intel Corp. ........................................   112,470    3,104,172
  National Semiconductor Corp. (b) ...................   107,180    2,356,888
                                                                  -----------
                                                                    5,461,060
                                                                  -----------
SOFT DRINKS--3.3%
  Coca-Cola Co. (The) ................................    52,400    2,645,152
                                                                  -----------
SYSTEMS SOFTWARE--2.5%
  Oracle Corp. (b) ...................................   169,500    2,022,135
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--3.0%
  MGIC Investment Corp. ..............................    31,870    2,417,658
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $73,160,574) ................................   75,949,227
                                                                  -----------
FOREIGN  COMMON STOCKS(c)--3.1%
COMMUNICATIONS EQUIPMENT--3.1%
  Telefonaktiebolaget LM Ericsson ADR (Sweden) (b) ...    81,780    2,446,858
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,394,495) .................................    2,446,858
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--97.5%
  (Identified cost $75,555,069) ................................   78,396,085
                                                                  -----------

                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)
                                           ---------     ------

SHORT-TERM OBLIGATIONS--4.9%
COMMERCIAL PAPER--4.9%
  ABSC Capital Corp. 1.15%, 7/1/04 ........    A-1       $2,090     2,090,000
  Clipper Receivables Co. LLC 1.50%, 7/1/04    A-1          670       670,000
  Goldman Sachs Group, Inc. 1.25%, 7/7/04 .    A-1        1,160     1,159,758
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,919,758) ................................     3,919,758
                                                                  -----------
TOTAL INVESTMENTS--102.4%
  (Identified cost $79,474,827) ...............................    82,315,843(a)
  Other assets and liabilities, net--(2.4)% ...................    (1,891,902)
                                                                  -----------
NET ASSETS--100.0% ............................................   $80,423,941
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,414,064 and gross depreciation of $1,573,048 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $79,474,827.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $79,474,827) .........................   $ 82,315,843
Receivables
  Investment securities sold .........................................................        624,918
  Dividends and interest .............................................................         56,747
  Fund shares sold ...................................................................         20,930
Prepaid expenses .....................................................................             62
                                                                                         ------------
    Total assets .....................................................................     83,018,500
                                                                                         ------------
LIABILITIES
Cash overdraft .......................................................................          1,501
Payables
  Investment securities purchased ....................................................      2,413,287
  Fund shares repurchased ............................................................         43,465
  Investment advisory fee ............................................................         49,047
  Financial agent fee ................................................................          7,181
  Administration fee .................................................................          5,232
  Trustees' fee ......................................................................          1,039
Accrued expenses .....................................................................         73,807
                                                                                         ------------
    Total liabilities ................................................................      2,594,559
                                                                                         ------------
NET ASSETS ...........................................................................   $ 80,423,941
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $168,549,296
  Accumulated net investment loss ....................................................        (91,305)
  Accumulated net realized loss ......................................................    (90,875,066)
  Net unrealized appreciation ........................................................      2,841,016
                                                                                         ------------
NET ASSETS ...........................................................................   $ 80,423,941
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....      8,293,491
                                                                                         ============
Net asset value and offering price per share .........................................          $9.70
                                                                                                =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $    336,060
  Interest ...........................................................................         19,052
                                                                                         ------------
    Total investment income ..........................................................        355,112
                                                                                         ------------
EXPENSES
  Investment advisory fee ............................................................        315,398
  Financial agent fee ................................................................         42,626
  Administration fee .................................................................         33,642
  Printing ...........................................................................         24,680
  Professional .......................................................................         14,860
  Custodian ..........................................................................          9,289
  Trustees ...........................................................................          3,241
  Miscellaneous ......................................................................          2,724
                                                                                         ------------
    Total expenses ...................................................................        446,460
    Custodian fees paid indirectly ...................................................            (43)
                                                                                         ------------
    Net expenses .....................................................................        446,417
                                                                                         ------------
NET INVESTMENT LOSS ..................................................................        (91,305)
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................      9,925,324
  Net change in unrealized appreciation (depreciation) on investments ................    (10,700,283)
                                                                                         ------------
NET LOSS ON INVESTMENTS ..............................................................       (774,959)
                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $   (866,264)
                                                                                         ============

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04         YEAR ENDED
                                                                                           (UNAUDITED)        12/31/03
                                                                                           -----------      ------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    (91,305)    $   (227,324)
  Net realized gain (loss) .............................................................      9,925,324        2,771,391
  Net change in unrealized appreciation (depreciation) .................................    (10,700,283)      22,097,657
                                                                                           ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       (866,264)      24,641,724
                                                                                           ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (545,560 and 1,510,838 shares, respectively) ...........      5,328,346       12,676,869
  Cost of shares repurchased (1,310,727 and 2,468,624 shares, respectively) ............    (12,749,995)     (20,070,992)
                                                                                           ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     (7,421,649)      (7,394,123)
                                                                                           ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     (8,287,913)      17,247,601
NET ASSETS
  Beginning of period ..................................................................     88,711,854       71,464,253
                                                                                           ------------     ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($91,305) AND
    $0, RESPECTIVELY) ..................................................................   $ 80,423,941     $ 88,711,854
                                                                                           ============     ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                   SIX MONTHS
                                                     ENDED                            YEAR ENDED DECEMBER 31,
                                                    6/30/04       ---------------------------------------------------------------
                                                  (UNAUDITED)      2003           2002          2001          2000          1999
                                                  -----------     ------         ------        ------        ------        ------
Net asset value, beginning of period ..........    $ 9.79         $ 7.13         $10.97        $15.52        $20.21        $15.40
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................     (0.01)(2)      (0.02)(2)      (0.04)(2)     (0.04)(2)     (0.07)(2)        --
  Net realized and unrealized gain (loss) .....     (0.08)          2.68          (3.80)        (4.15)        (2.20)         8.19
                                                   ------         ------         ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS ..........     (0.09)          2.66          (3.84)        (4.19)        (2.27)         8.19
                                                   ------         ------         ------        ------        ------        ------
LESS DISTRIBUTIONS
  Distributions from net realized gains .......        --             --             --         (0.36)        (2.42)        (2.91)
  Tax return of capital .......................        --             --             --            --            --         (0.47)
                                                   ------         ------         ------        ------        ------        ------
    TOTAL DISTRIBUTIONS .......................        --             --             --         (0.36)        (2.42)        (3.38)
                                                   ------         ------         ------        ------        ------        ------
CHANGE IN NET ASSET VALUE .....................     (0.09)          2.66          (3.84)        (4.55)        (4.69)         4.81
                                                   ------         ------         ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ................    $ 9.70         $ 9.79         $ 7.13        $10.97        $15.52        $20.21
                                                   ======         ======         ======        ======        ======        ======
Total return ..................................     (0.98)%(4)     37.26%        (34.98)%      (27.36)%      (11.46)%       54.98%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .......   $80,424        $88,712        $71,464      $140,096      $203,517      $177,351
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ..........................      1.06%(1)(3)    1.05%(1)       1.00%(1)      0.96%(1)      0.92%         0.97%
  Net investment income (loss) ................     (0.22)%(3)     (0.29)%        (0.41)%       (0.30)%       (0.32)%       (0.18)%
Portfolio turnover ............................       125%(4)        101%           128%          162%          118%          150%

(1) The ratio of operating expenses to average net assets excludes the effect of expense offsets from custodian fees; if expense offsets were included, the ratio would not significantly differ.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2004
                                  (UNAUDITED)

                                                          SHARES     VALUE
                                                         -------  -----------

DOMESTIC COMMON STOCKS--95.9%
APPAREL RETAIL--0.6%
  Hot Topic, Inc. (b) ................................     5,610  $   114,949
                                                                  -----------
APPLICATION SOFTWARE--2.1%
  Epicor Software Corp. (b) ..........................    12,580      176,749
  Quest Software, Inc. (b) ...........................    16,655      214,849
                                                                  -----------
                                                                      391,598
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.0%
  Affiliated Managers Group, Inc. (b) ................     7,440      374,753
                                                                  -----------
BIOTECHNOLOGY--6.2%
  Abgenix, Inc. (b) ..................................    17,650      206,858
  Alkermes, Inc. (b) .................................    12,628      171,741
  Dyax Corp. (b) .....................................     9,440      110,920
  ICOS Corp. (b) .....................................     8,160      243,494
  Momenta Pharmaceutical, Inc. (b) ...................       300        2,700
  Onyx Pharmaceuticals, Inc. (b) .....................     3,750      158,850
  OSI Pharmaceuticals, Inc. (b) ......................     1,830      128,905
  Protein Design Labs, Inc. (b) ......................     7,600      145,388
                                                                  -----------
                                                                    1,168,856
                                                                  -----------
BROADCASTING & CABLE TV--1.5%
  Citadel Broadcasting Co. (b) .......................    12,530      182,562
  Entravision Communications Corp.  Class A (b) ......    11,857       91,062
                                                                  -----------
                                                                      273,624
                                                                  -----------
BUILDING PRODUCTS--1.7%
  Trex Co., Inc. (b) .................................     8,670      327,292
                                                                  -----------
CASINOS & GAMING--5.3%
  Boyd Gaming Corp. ..................................    11,629      308,983
  Pinnacle Entertainment, Inc. (b) ...................    21,900      276,159
  Shuffle Master, Inc. (b) ...........................     2,721       98,799
  Station Casinos, Inc. ..............................     6,737      326,071
                                                                  -----------
                                                                    1,010,012
                                                                  -----------
CATALOG RETAIL--0.3%
  Cabela's, Inc. Class A (b) .........................     2,120       57,134
                                                                  -----------
COMMUNICATIONS EQUIPMENT--4.6%
  Anaren, Inc. (b) ...................................     9,715      158,743
  Avocent Corp. (b) ..................................     8,816      323,900
  Carrier Access Corp. (b) ...........................    15,100      179,992
  Remec, Inc. (b) ....................................    15,830      100,045
  SpectraLink Corp. ..................................     7,471      111,318
                                                                  -----------
                                                                      873,998
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.5%
  Mobility Electronics, Inc. (b) .....................    11,330       95,399
                                                                  -----------
CONSUMER ELECTRONICS--1.2%
  Harman International Industries, Inc. ..............     2,576      234,416
                                                                  -----------
CONSUMER FINANCE--0.8%
  Nelnet, Inc. Class A (b) ...........................     7,980      141,645
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--7.4%
  Career Education Corp. (b) .........................     6,288      286,481
  Corinthian Colleges, Inc. (b) ......................    22,270      550,960
  Laureate Education, Inc. (b) .......................    10,737      410,583
  LECG Corp. (b) .....................................     8,850      153,193
                                                                  -----------
                                                                    1,401,217
                                                                  -----------
DIVERSIFIED METALS & MINING--1.8%
  Arch Coal, Inc. ....................................     9,260      338,823
                                                                  -----------


                                                          SHARES     VALUE
                                                         -------  -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.2%
  Aeroflex, Inc. (b) .................................    29,616  $   424,397
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--1.0%
  KEMET Corp. (b) ....................................    15,413      188,347
                                                                  -----------
HEALTH CARE EQUIPMENT--3.3%
  Animas Corp. (b) ...................................     5,500      102,575
  Cutera, Inc. (b) ...................................    10,810      146,908
  INAMED Corp. (b) ...................................     3,550      223,118
  Respironics, Inc. (b) ..............................     2,619      153,866
                                                                  -----------
                                                                      626,467
                                                                  -----------
HEALTH CARE FACILITIES--3.7%
  AmSurg Corp. (b) ...................................     5,390      135,451
  Select Medical Corp. ...............................    11,730      157,416
  United Surgical Partners International, Inc. (b) ...    10,180      401,805
                                                                  -----------
                                                                      694,672
                                                                  -----------
HEALTH CARE SERVICES--3.8%
  Cerner Corp. (b) ...................................     5,430      242,069
  Inveresk Research Group, Inc. (b) ..................     6,740      207,862
  Psychiatric Solutions, Inc. (b) ....................    10,680      266,252
                                                                  -----------
                                                                      716,183
                                                                  -----------
INDUSTRIAL MACHINERY--0.7%
  Esco Technologies, Inc. (b) ........................     2,405      128,331
                                                                  -----------
INTERNET SOFTWARE & SERVICES--5.5%
  Ask Jeeves, Inc. (b) ...............................     4,799      187,305
  Autobytel, Inc. (b) ................................    15,927      144,617
  eCollege.com, Inc. (b) .............................    15,669      250,704
  Jupitermedia Corp. (b) .............................     4,980       70,517
  Loudeye Corp. (b) ..................................    43,710       69,018
  Opsware, Inc. (b) ..................................    23,070      182,714
  SonicWALL, Inc. (b) ................................    14,960      128,656
                                                                  -----------
                                                                    1,033,531
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--0.8%
  Greenhill & Co., Inc. (b) ..........................     1,390       29,065
  Jefferies Group, Inc. ..............................     3,740      115,641
                                                                  -----------
                                                                      144,706
                                                                  -----------
MANAGED HEALTH CARE--2.0%
  AMERIGROUP Corp. (b) ...............................     4,899      241,031
  Molina Healthcare, Inc. (b) ........................     3,600      137,448
                                                                  -----------
                                                                      378,479
                                                                  -----------
OIL & GAS DRILLING--2.0%
  Patterson-UTI Energy, Inc. .........................     4,360      145,668
  Rowan Cos., Inc. (b) ...............................     9,130      222,133
                                                                  -----------
                                                                      367,801
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--2.8%
  Cal Dive International, Inc. (b) ...................     6,300      191,016
  Newpark Resources, Inc. (b) ........................    30,420      188,604
  W-H Energy Services, Inc. (b) ......................     8,040      157,584
                                                                  -----------
                                                                      537,204
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
  Newfield Exploration Co. (b) .......................     2,141      119,339
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
  CapitalSource, Inc. (b) ............................     4,922      120,343
                                                                  -----------
PHARMACEUTICALS--4.0%
  Hi-Tech Pharmacal Co., Inc. (b) ....................     1,990       32,517

                        See Notes to Financial Statements

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES

                                                          SHARES     VALUE
                                                         -------  -----------

PHARMACEUTICALS--CONTINUED
  Medicines Co. (The) (b) ............................     8,889  $   271,203
  MGI Pharma, Inc. (b) ...............................     3,680       99,397
  Nektar Therapeutics (b) ............................    17,650      352,294
                                                                  -----------
                                                                      755,411
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.7%
  Bristol West Holdings, Inc. ........................     7,400      134,606
                                                                  -----------
REGIONAL BANKS--4.5%
  East West Bancorp, Inc. ............................     8,112      249,038
  South Financial Group, Inc. (The) ..................     8,334      236,186
  Southwest Bancorp of Texas, Inc. ...................     4,657      205,467
  UCBH Holdings, Inc. ................................     4,090      161,637
                                                                  -----------
                                                                      852,328
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--8.9%
  August Technology Corp. (b) ........................    13,451      168,676
  Helix Technology Corp. .............................    13,700      292,221
  Lam Research Corp. (b) .............................    17,639      472,725
  Mattson Technology, Inc. (b) .......................     7,120       85,583
  MKS Instruments, Inc. (b) ..........................    15,050      343,441
  Varian Semiconductor Equipment Associates, Inc. (b)      8,340      321,590
                                                                  -----------
                                                                    1,684,236
                                                                  -----------
SEMICONDUCTORS--7.2%
  Cypress Semiconductor Corp. (b) ....................    15,766      223,720
  Integrated Silicon Solution, Inc. (b) ..............    19,582      239,096
  International Rectifier Corp. (b) ..................     8,560      354,555
  ON Semiconductor Corp. (b) .........................    32,620      163,752
  Sigmatel, Inc. (b) .................................     9,950      289,147
  Silicon Storage Technology, Inc. (b) ...............     9,212       94,884
                                                                  -----------
                                                                    1,365,154
                                                                  -----------
SPECIALTY STORES--1.3%
  Aaron Rents, Inc. ..................................       700       23,198
  Cost Plus, Inc. (b) ................................     4,790      155,435
  Linens 'n Things, Inc. (b) .........................     2,360       69,172
                                                                  -----------
                                                                      247,805
                                                                  -----------
SYSTEMS SOFTWARE--0.8%
  Embarcadero Technologies, Inc. (b) .................    12,230      151,163
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--0.7%
  Commercial Capital Bancorp, Inc. (b) ...............     7,540      130,970
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
  American Tower Corp. Class A (b) ...................    20,529      312,041
  Western Wireless Corp. Class A (b) .................     7,360      212,777
                                                                  -----------
                                                                      524,818
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $16,757,974) ................................   18,130,007
                                                                  -----------


                                                          SHARES     VALUE
                                                         -------  -----------

FOREIGN COMMON STOCKS(c)--1.0%
INTERNET SOFTWARE & SERVICES--1.0%
  SkillSoft plc ADR (United States) ..................    23,890  $   181,564
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $223,533) ...................................      181,564
                                                                  -----------
EXCHANGE TRADED FUNDS--2.5%
  iShares Russell 2000 Index Fund ....................     4,080      481,399
                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $472,303) ...................................      481,399
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--99.4%
  (Identified cost $17,453,810) ................................   18,792,970
                                                                  -----------

                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)
                                           ---------     ------

SHORT-TERM OBLIGATIONS--2.0%
COMMERCIAL PAPER--2.0%
  Goldman Sachs Group, Inc. 1.25%, 7/6/04      A-1         $375       374,935
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $374,935) ..................................       374,935
                                                                  -----------
TOTAL INVESTMENTS--101.4%
  (Identified cost $17,828,745) ...............................    19,167,905(a)
  Other assets and liabilities, net--(1.4)% ...................      (272,052)
                                                                  -----------
NET ASSETS--100.0% ............................................   $18,895,853
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,067,672 and gross depreciation of $775,311 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $17,875,544.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)


ASSETS
Investment securities at value (Identified cost $17,828,745) .........................   $19,167,905
Cash .................................................................................       316,756
Receivables
  Investment securities sold .........................................................       145,706
  Fund shares sold ...................................................................        61,293
  Dividends ..........................................................................         1,389
  Receivable from adviser ............................................................           429
Prepaid expenses .....................................................................             8
                                                                                         -----------
    Total assets .....................................................................    19,693,486
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ....................................................       518,277
  Fund shares repurchased ............................................................       215,273
  Financial agent fee ................................................................         3,787
  Administration fee .................................................................         1,220
  Trustees' fee ......................................................................         1,038
Accrued expenses .....................................................................        58,038
                                                                                         -----------
    Total liabilities ................................................................       797,633
                                                                                         -----------
NET ASSETS ...........................................................................   $18,895,853
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................   $16,687,997
  Accumulated net investment loss ....................................................       (64,889)
  Accumulated net realized gain ......................................................       933,585
  Net unrealized appreciation ........................................................     1,339,160
                                                                                         -----------
NET ASSETS ...........................................................................   $18,895,853
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....     1,266,181
                                                                                         ===========
Net asset value and offering price per share .........................................        $14.92
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)


INVESTMENT INCOME
  Dividends ..........................................................................   $  17,970
  Interest ...........................................................................       2,960
                                                                                         ---------
    Total investment income ..........................................................      20,930
                                                                                         ---------
EXPENSES
  Investment advisory fee ............................................................      72,977
  Financial agent fee ................................................................      21,247
  Administration .....................................................................       6,869
  Professional .......................................................................      15,811
  Printing ...........................................................................      13,562
  Custodian ..........................................................................      11,774
  Trustees ...........................................................................       3,241
  Miscellaneous ......................................................................          24
                                                                                         ---------
    Total expenses ...................................................................     145,505
    Less expenses borne by investment adviser ........................................     (59,684)
    Custodian fees paid indirectly ...................................................          (2)
                                                                                         ---------
    Net expenses .....................................................................      85,819
                                                                                         ---------
NET INVESTMENT LOSS ..................................................................     (64,889)
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................................     988,736
  Net change in unrealized appreciation (depreciation) on investments ................    (630,148)
                                                                                         ---------
NET GAIN ON INVESTMENTS ..............................................................     358,588
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $ 293,699
                                                                                         =========

                        See Notes to Financial Statements

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                             6/30/04       YEAR ENDED
                                                                                           (UNAUDITED)      12/31/03
                                                                                           ------------    -----------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $   (64,889)    $   (51,539)
  Net realized gain (loss) .............................................................       988,736         958,626
  Net change in unrealized appreciation (depreciation) .................................      (630,148)      1,973,661
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       293,699       2,880,748
                                                                                           -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains ........................................................      (254,571)       (633,538)
  Net realized long-term gains .........................................................       (30,960)        (43,264)
                                                                                           -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................      (285,531)       (676,802)
                                                                                           -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (583,051 and 1,023,094 shares, respectively) ...........     9,019,903      13,421,024
  Net asset value of shares issued from reinvestment of distributions (19,385
    and 46,102 shares, respectively) ...................................................       285,531         676,802
  Cost of shares repurchased (226,272 and 374,691 shares, respectively) ................    (3,443,729)     (5,247,488)
                                                                                           -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     5,861,705       8,850,338
                                                                                           -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     5,869,873      11,054,284
                                                                                           -----------     -----------
NET ASSETS
  Beginning of period ..................................................................    13,025,980       1,971,696
                                                                                           -----------     -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($64,889)
    AND $0, RESPECTIVELY) ..............................................................   $18,895,853     $13,025,980
                                                                                           ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                      SIX MONTHS
                                                         ENDED                               FROM INCEPTION
                                                        6/30/04           YEAR ENDED           8/12/02 TO
                                                      (UNAUDITED)          12/31/03             12/31/02
                                                      -----------          ---------         --------------
Net asset value, beginning of period .............     $14.64                $10.08              $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................      (0.06)(5)             (0.10)(5)           (0.02)(5)
  Net realized and unrealized gain (loss) ........       0.57                  5.49                0.10
                                                       ------                ------              ------
    TOTAL FROM INVESTMENT OPERATIONS .............       0.51                  5.39                0.08
                                                       ------                ------              ------
LESS DISTRIBUTIONS
  Distributions from net realized gains ..........      (0.23)                (0.83)                 --
                                                       ------                ------              ------
    TOTAL DISTRIBUTIONS ..........................      (0.23)                (0.83)                 --
                                                       ------                ------              ------
CHANGE IN NET ASSET VALUE ........................       0.28                  4.56                0.08
                                                       ------                ------              ------
NET ASSET VALUE, END OF PERIOD ...................     $14.92                $14.64              $10.08
                                                       ======                ======              ======
Total return .....................................       3.54%(3)             53.38%               0.85%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........    $18,896               $13,026              $1,972
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..........................       1.00%(2)(4)           1.00%(4)            1.00%(2)(4)
  Net investment income (loss) ...................      (0.76)%(2)            (0.75)%             (0.62)%(2)
Portfolio turnover ...............................         88%(3)               180%                 62%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.69%, 3.49% and 9.33% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Computed using average shares outstanding.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

NOTE 1--ORGANIZATION
    The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is organized with series which are available only to the subaccounts of the Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C and D.

    The Fund is comprised of 32 series (each a "series") each having a distinct investment objective as outlined below:



  FUND NAME                                                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series ("Aberdeen International")    High total return consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series ("AIM Mid-Cap Equity")            Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Enhanced Index Series                    High total return.
  ("Alliance/Bernstein Enhanced Index")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series                    Long-term capital growth.
  ("Alliance/Bernstein Growth + Value")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series                 Capital appreciation and income with approximately
  ("Duff & Phelps Real Estate Securities")                            equal emphasis.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series ("Engemann                   Intermediate and long-term capital appreciation with income
  Capital Growth")                                                    as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                      Long-term growth of capital.
  ("Engemann Small & Mid-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                                 As high a level of current income as is consistent with the
  ("Goodwin Money Market")                                            preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series                    Long-term total return.
  ("Goodwin Multi-Sector Fixed Income")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Short Term Bond Series                 To provide high current income while attempting to limit
  ("Goodwin Multi-Sector Short Term Bond")                            changes in the series' net asset value per share caused by interest rate changes.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends")    Long-term capital appreciation with dividend income as a
                                                                      secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Small-Cap Quality Value Series                        Long-term capital appreciation with dividend income as a
  ("Kayne Small-Cap Quality Value")                                   secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard International Equity Select Series                   Long-term capital appreciation.
  ("Lazard International Equity Select")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard Small-Cap Value Series                               Long-term capital appreciation.
  ("Lazard Small-Cap Value")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard U.S. Multi-Cap Series                                Long-term capital appreciation.
  ("Lazard U.S. Multi-Cap")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Bond-Debenture Series                           High current income and long-term capital appreciation to
  ("Lord Abbett Bond-Debenture")                                      produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Large-Cap Value Series                          Capital appreciation with income as a secondary consideration.
  ("Lord Abbett Large-Cap Value")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Mid-Cap Value Series                            Capital appreciation.
  ("Lord Abbett Mid-Cap Value")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                           Long-term growth of capital and future income rather than
  ("MFS Investors Growth Stock")                                      current income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                                  Long-term growth of capital; secondarily to provide reasonable
  ("MFS Investors Trust")                                             current income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series ("MFS Value")                              Capital appreciation and reasonable income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Dow 30 Series ("Northern Dow 30")                  Track the total return of the Dow Jones Industrial Average(SM)
                                                                      before series expenses.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Nasdaq-100 Index(R) Series                         Track the total return of the NASDAQ-100 Index(R) before
  ("Northern Nasdaq-100 Index(R)")                                    series expenses.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                           Dividend growth, current income and capital appreciation.
  ("Oakhurst Growth and Income")
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)


  FUND NAME                                                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series                        High total return over an extended period of time
  ("Oakhurst Strategic Allocation")                                   consistent with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Value Equity Series ("Oakhurst Value Equity")      Long-term capital appreciation with current income as a
                                                                      secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                       Long-term capital growth through investment in equity
  ("Sanford Bernstein Global Value")                                  securities of foreign and U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                      Long-term capital appreciation with current income as a
  ("Sanford Bernstein Mid-Cap Value")                                 secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series                    Long-term capital appreciation by investing primarily in
  ("Sanford Bernstein Small-Cap Value")                               small-capitalization stocks that appear to be undervalued
                                                                      with current income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                Capital appreciation.
  ("Seneca Mid-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                               Long-term capital appreciation.
  ("Seneca Strategic Theme")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-State Street Research Small-Cap Growth Series               Long-term capital growth.
  ("State Street Research Small-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A.  SECURITY VALUATION
    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

    As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2004, the total value of these securities represented approximately the following percentage of net assets:

      SERIES                                            PERCENTAGE OF NET ASSETS
      ----------                                        ------------------------
      Goodwin Multi-Sector Short Term Bond ..........               6.2%

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    Goodwin Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

B.  SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.  REIT INVESTMENTS
    With respect to Duff & Phelps Real Estate Securities, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actuals are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

D.  INCOME TAXES
    Each series is treated as a separate taxable entity. It is the policy of each series to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

    Certain series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The series will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

E.  DISTRIBUTIONS TO SHAREHOLDERS
    Distributions are recorded by each series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

F.  FOREIGN CURRENCY TRANSLATION
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The series do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G.  FORWARD CURRENCY CONTRACTS
    Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if a counterparty does not perform under the contract.

    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each series as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

H.  FUTURES CONTRACTS
    A futures contract is an agreement between two parties to buy and sell a security at a set price on future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the series as unrealized gains or losses. When the contract is closed, the series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)


    At June 30, 2004, the following series had entered into futures contracts as follows:


                                                                             VALUE OF                      NET
                                                                 NUMBER      CONTRACTS     MARKET      UNREALIZED
                                                  EXPIRATION       OF          WHEN       VALUE OF    APPRECIATION
                                                     DATE       CONTRACTS     OPENED      CONTRACTS  (DEPRECIATION)
                                                 -------------  ---------    ---------    ---------  --------------
    Northern Dow 30
      Dow Jones Industrial Average Index .....   September '04      4        $413,560     $417,200      $ 3,640

    Northern Nasdaq-100 Index(R)
      Nasdaq-100 Index .......................   September '04     25         743,800      760,500       16,750

    Sanford Bernstein Global Value
      FTSE 100 Index .........................   September '04      2         162,131      162,675          544

I.  EXPENSES
    Expenses incurred by the Fund with respect to any two or more series are allocated in proportion to the net assets of each series, except where allocation of direct expense to each series or an alternative allocation method can be more fairly made.

J.  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    Certain series may engage in when-issued or delayed delivery transactions. The series records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K.  LOAN AGREEMENTS
    Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A series' investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the series purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

L.  REPURCHASE AGREEMENTS
    A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

M.  SWAP AGREEMENTS
    Certain series may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A series may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the series with another party of their respective commitments to pay or receive interest or foreign currency, (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.)

    Total return swap agreements involve commitments to pay interest in exchange for a market linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the series will receive a payment or make a payment to the counterparty.

    Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the series custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.

    Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

    As a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, certain series have reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the prior year's statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

    Within Goodwin Multi-Sector Fixed Income this reclassification increased net investment income and decreased net realized gains by $34,042 and $109,990, for the periods ended June 30, 2004, and December 31, 2003, respectively, but had no effect on the series net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period.

    Within Oakhurst Strategic Allocation this reclassification increased net investment income and decreased net realized gains by $6,270 and $4,649, for the periods ended June 30, 2004, and December 31, 2003, respectively, but had no effect on the series net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period.

N.  FOREIGN SECURITY COUNTRY DETERMINATION
    A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
    The advisors to the Fund are Phoenix Investment Counsel, Inc. ("PIC"), Phoenix Variable Advisors, Inc. ("PVA"), and Duff & Phelps Investment Management Co. ("DPIM"). As compensation for their services to the Fund, the advisors are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate series listed below:


                                                                   RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
    SERIES                                             ADVISOR      $250 MILLION     $250 MILLION      $500 MILLION
    --------                                           -------     --------------    -------------     -------------
    Aberdeen International ........................      PIC               0.75%            0.70%             0.65%
    AIM Mid-Cap Equity ............................      PVA               0.85             0.85              0.85
    Alliance/Bernstein Enhanced Index .............      PVA               0.45             0.45              0.45
    Alliance/Bernstein Growth + Value .............      PVA               0.85             0.85              0.85
    Engemann Capital Growth .......................      PIC               0.70             0.65              0.60
    Engemann Small & Mid-Cap Growth ...............      PIC               0.90             0.90              0.90
    Goodwin Money Market ..........................      PIC               0.40             0.35              0.30
    Goodwin Multi-Sector Fixed Income .............      PIC               0.50             0.45              0.40
    Goodwin Multi-Sector Short Term Bond ..........      PIC               0.50 (1)         0.45 (1)          0.40 (1)
    Kayne Rising Dividends ........................      PIC               0.70             0.70              0.70
    Kayne Small-Cap Quality Value .................      PIC               0.90             0.90              0.90
    Lazard International Equity Select ............      PVA               0.90             0.90              0.90
    Lazard Small-Cap Value ........................      PVA               0.90             0.90              0.90
    Lazard U.S. Multi-Cap .........................      PVA               0.80             0.80              0.80
    Lord Abbett Bond-Debenture ....................      PVA               0.75             0.75              0.75
    Lord Abbett Large-Cap Value ...................      PVA               0.75             0.75              0.75
    Lord Abbett Mid-Cap Value .....................      PVA               0.85             0.85              0.85
    MFS Investors Growth Stock ....................      PVA               0.75             0.75              0.75
    MFS Investors Trust ...........................      PVA               0.75             0.75              0.75
    MFS Value .....................................      PVA               0.75             0.75              0.75
    Northern Dow 30 ...............................      PVA               0.35             0.35              0.35
    Northern Nasdaq-100 Index(R) ..................      PVA               0.35             0.35              0.35
    Oakhurst Growth and Income ....................      PIC               0.70             0.65              0.60
    Oakhurst Strategic Allocation .................      PIC               0.60             0.55              0.50
    Oakhurst Value Equity .........................      PIC               0.70             0.65              0.60
    Sanford Bernstein Global Value ................      PVA               0.90             0.90              0.90
    Sanford Bernstein Mid-Cap Value ...............      PVA               1.05             1.05              1.05
    Sanford Bernstein Small-Cap Value .............      PVA               1.05             1.05              1.05
    Seneca Mid-Cap Growth .........................      PIC               0.80             0.80              0.80
    Seneca Strategic Theme ........................      PIC               0.75             0.70              0.65
    State Street Research Small-Cap Growth ........      PVA               0.85             0.85              0.85


                                                                      RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
                                                                        $1 BILLION       $1 BILLION        $2 BILLION
                                                                      --------------    -------------     -------------
    Duff & Phelps Real Estate Securities ..........      DPIM              0.75%            0.70%             0.65%

    (1) Effective June 2, 2003, the advisor voluntarily waived its entire management fee of 0.50% for Goodwin Multi-Sector Short Term Bond through May 31, 2004. The waiver is now terminated.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

    Pursuant to a subadvisory agreement with the Fund, certain advisors delegate certain investment decisions and research functions with respect to the following series to the subadvisor indicated, for which each is paid a fee by the respective advisor.


    SERIES                                                  SUBADVISOR
    --------                                                ----------
    Aberdeen International                                  Aberdeen Asset Management Inc.
    AIM Mid-Cap Equity                                      AIM Capital Management, Inc. ("AIM")
    Alliance/Bernstein Enhanced Index                       Alliance Capital Management L.P. ("Alliance")
    Alliance/Bernstein Growth + Value                       Alliance Capital Management L.P. ("Alliance")
    Engemann Capital Growth                                 Engemann Asset Management ("Engemann")
    Engemann Small & Mid-Cap Growth                         Engemann Asset Management ("Engemann")
    Kayne Rising Dividends                                  Kayne Anderson Rudnick Investment Management, LLC ("Kayne")
    Kayne Small-Cap Quality Value                           Kayne Anderson Rudnick Investment Management, LLC ("Kayne")
    Lazard International Equity Select                      Lazard Asset Management LLC ("Lazard")
    Lazard Small-Cap Value                                  Lazard Asset Management LLC ("Lazard")
    Lazard U.S. Multi-Cap                                   Lazard Asset Management LLC ("Lazard")
    Lord Abbett Bond-Debenture                              Lord, Abbett & Co. LLC ("Lord Abbett")
    Lord Abbett Large-Cap Value                             Lord, Abbett & Co. LLC ("Lord Abbett")
    Lord Abbett Mid-Cap Value                               Lord, Abbett & Co. LLC ("Lord Abbett")
    MFS Investors Growth Stock                              Massachusetts Financial Services Company, Inc. ("MFS")
    MFS Investors Trust                                     Massachusetts Financial Services Company, Inc. ("MFS")
    MFS Value                                               Massachusetts Financial Services Company, Inc. ("MFS")
    Northern Dow 30                                         Northern Trust Investments, N.A. ("Northern")
    Northern Nasdaq-100 Index(R)                            Northern Trust Investments, N.A. ("Northern")
    Sanford Bernstein Global Value                          Alliance Capital Management L.P. ("Alliance")
    Sanford Bernstein Mid-Cap Value                         Alliance Capital Management L.P. ("Alliance")
    Sanford Bernstein Small Cap Value                       Alliance Capital Management L.P. ("Alliance")
    Seneca Mid-Cap Growth                                   Seneca Capital Management LLC ("Seneca")
    Seneca Strategic Theme                                  Seneca Capital Management LLC ("Seneca")
    State Street Research Small-Cap Growth                  State Street Research & Management Company ("State Street")

    PIC and PVA employ subadvisors to furnish portfolio management services to the series, subject to Investment Subadvisory Agreements, the terms of which are described below.

    PIC is an indirect wholly owned subsidiary of Phoenix Investment Partners, Ltd. DPIM is a subsidiary of Phoenix Investment Partners, Ltd. Engemann Asset Management is a wholly owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. A majority of the equity interest of Kayne Anderson Rudnick Investment Management, LLC and Seneca Capital Management LLC are owned by Phoenix Investment Partners, Ltd. Phoenix Investment Partners, Ltd. in turn is an indirect wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX").

    PIC has engaged Aberdeen as a subadvisor to Aberdeen International. Aberdeen provides the day-to-day portfolio management for this series. For implementing certain portfolio transactions and providing other services to this series, PIC pays a monthly fee to Aberdeen based on an annual percentage of the average daily net assets of this series of 0.375% on the first $250 million, 0.35% of such value between $250 million to $500 million and 0.325% of such value in excess of $500 million. Aberdeen is a wholly owned subsidiary of Aberdeen Asset Management PLC, of which PNX owns approximately 15%.

    Pursuant to a subadvisory agreement between PVA and AIM, AIM is the subadvisor and furnishes portfolio management services to AIM Mid-Cap Equity. For the services provided, PVA pays a monthly fee to AIM based on an annual percentage of 0.50% of the average daily net assets of this series.

    Pursuant to a subadvisory agreement between PVA and Alliance, Alliance is the subadvisor and furnishes portfolio management services to Alliance/Bernstein Enhanced Index and Alliance/Bernstein Growth + Value. Alliance will manage the portion of these series' assets invested in value stocks through its Bernstein Investment Research and Management unit (the "Bernstein Unit"). PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of these series as follows:


                                                     RATE FOR FIRST    RATE FOR NEXT   RATE FOR OVER
    SERIES                                             $50 MILLION     $150 MILLION    $200 MILLION
    --------                                         --------------    -------------   -------------
    Alliance/Bernstein Enhanced Index ............        0.225%           0.180%          0.135%


                                                     RATE FOR FIRST    RATE FOR NEXT   RATE FOR NEXT   RATE FOR NEXT  RATE FOR OVER
                                                       $20 MILLION      $20 MILLION     $20 MILLION     $40 MILLION   $100 MILLION
                                                     --------------    -------------   -------------   -------------  -------------
    Alliance/Bernstein Growth + Value ............        0.90%            0.75%           0.60%           0.40%          0.30%

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

    Pursuant to subadvisory agreements between PVA and Alliance, Alliance, through its Bernstein Unit, is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Sanford Bernstein Global Value, Sanford Bernstein Mid-Cap Value and Sanford Bernstein Small-Cap Value Series. For the services provided, PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of these series as follows:


                                                RATE FOR FIRST    RATE FOR NEXT   RATE FOR NEXT   RATE FOR NEXT  RATE FOR OVER
    SERIES                                        $25 MILLION      $25 MILLION     $25 MILLION    $100 MILLION   $175 MILLION
    --------                                    --------------    -------------   -------------   -------------  -------------
    Sanford Bernstein Global Value (1) .......        0.65%            0.50%           0.45%           0.40%          0.30%
    Sanford Bernstein Mid-Cap Value (1) ......        0.80             0.60            0.60            0.60           0.60


                                                RATE FOR FIRST    RATE FOR NEXT   RATE FOR OVER
                                                  $10 MILLION      $10 MILLION     $20 MILLION
                                                --------------    -------------   -------------
    Sanford Bernstein Small-Cap Value (1) ....        1.00%           0.875%           0.75%

(1) The series are subadvised by the Bernstein Unit which receives a 10% reduction in subadvisory fees from PVA for all or a portion of these series' assets when certain assets of the series exceed $10 million. A 10% reduction in fees is based upon the aggregate fees for Sanford Bernstein Global Value and Sanford Bernstein Small-Cap Value. As of June 30, 2004, the reduction is for Sanford Bernstein Global Value and Sanford Bernstein Small-Cap Value. PVA retains this difference.

    Pursuant to subadvisory agreements between PIC and Engemann with respect to Engemann Capital Growth and Engemann Small & Mid-Cap Growth, Engemann is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to these series. For the services provided, PIC pays a monthly fee to Engemann for Engemann Capital Growth based on an annual percentage of the average daily net assets of 0.10% up to $3 billion and 0.30% of such value in excess of $3 billion; and for Engemann Small & Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.45%.

    Pursuant to a subadvisory agreement between PIC and Kayne, Kayne is the subadvisor and furnishes portfolio management services to Kayne Rising Dividends and Kayne Small-Cap Quality Value. For the services provided, PIC pays a monthly fee to Kayne for Kayne Rising Dividends based on an annual percentage of the average daily net assets of 0.30% up to $800 million and 0.25% of such value in excess of $800 million; and for Kayne Small-Cap Quality Value based on an annual percentage of the average daily net assets of 0.50% up to $200 million and 0.45% of such value in excess of $200 million.

    Pursuant to a subadvisory agreement between PVA and Lazard, Lazard is the subadvisor and furnishes portfolio management services to Lazard International Equity Select, Lazard Small-Cap Value and Lazard U.S. Multi-Cap. For the services provided, PVA pays a monthly fee to Lazard for Lazard International Equity Select based on an annual percentage of the average daily net assets of 0.45% up to $500 million and 0.40% of such value in excess of $500 million; for Lazard Small-Cap Value based on an annual percentage of the average daily net assets of 0.55% up to $250 million, 0.50% of such value between $250 million and $500 million and 0.45% of such value in excess of $500 million; and for Lazard U.S. Multi-Cap based on an annual percentage of the average daily net assets of 0.38% up to $250 million and 0.35% of such value in excess of $250 million.

    Pursuant to a subadvisory agreement between PVA and Lord Abbett, Lord Abbett is the subadvisor and furnishes portfolio management services to Lord Abbett Bond-Debenture, Lord Abbett Large-Cap Value and Lord Abbett Mid-Cap Value. For the services provided, PVA pays a monthly fee to Lord Abbett for Lord Abbett Bond-Debenture based on an annual percentage of average daily net assets of 0.35% up to $250 million, 0.30% of such value between $250 million and $1 billion and 0.25% of such value in excess of $1 billion; for Lord Abbett Large-Cap Value based on an annual percentage of the average daily net assets of 0.35% up to $600 million, 0.30% of such value between $600 million and $1.2 billion and 0.25% of such value in excess of $1.2 billion; and for Lord Abbett Mid-Cap Value based on an annual percentage of the average daily net assets of 0.45% up to $200 million, 0.40% of such value between $200 million and $500 million and 0.375% of such value in excess of $500 million. Lord Abbett had voluntarily agreed to waive 0.05% of the subadvisory fee for Lord Abbett Mid-Cap Value received from PVA on the first $200 million through February 9, 2004. PVA retained this difference.

    Pursuant to a subadvisory agreement between PVA and MFS, MFS is the subadvisor and furnishes portfolio management services to the MFS Investors Growth Stock, MFS Investors Trust, and MFS Value. For the services provided, PVA pays a monthly fee to MFS based on an annual percentage of the combined average daily net assets of all three of these series of 0.375% up to $500 million, 0.35% on such value between $500 million and $900 million, 0.325% on such value between $900 million and $1.5 billion and 0.25% on such value in excess of $1.5 billion.

    Pursuant to a subadvisory agreement between PVA and Northern, Northern is the subadvisor and provides portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Northern Trust Dow 30 and Northern Nasdaq-100 Index(R). For the services provided, PVA pays a monthly fee to Northern based on an annual percentage of 0.10% of the average daily net assets of each of these series, with a minimum annual fee for each series of $100,000.

    Pursuant to a subadvisory agreement between the Fund, PIC and Seneca with respect to Seneca Mid-Cap Growth, and pursuant to a subadvisory agreement between PIC and Seneca with respect to Seneca Strategic Theme, Seneca is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to Seneca Mid-Cap Growth and Seneca Strategic Theme. For the services provided, PIC pays a monthly fee to Seneca for Seneca Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.40%; and for Seneca Strategic Theme based on an annual percentage of the average daily net assets of 0.10% up to $201 million, 0.375% of such value between $201 million and $1 billion, 0.35% of such value between $1 billion and $2 billion and 0.325% on such value in excess of $2 billion.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

    Pursuant to a subadvisory agreement between PVA and State Street, State Street is the subadvisor and furnishes portfolio management services to State Street Research Small-Cap Growth. For the services provided, PVA pays a monthly fee to State Street based on an annual percentage of 0.45% the average daily net assets of this series.

    The advisors have agreed to reimburse the Fund for certain operating expenses (excluding management fees, interest, taxes, brokerage fees and commissions) for all series. For the six months ended June 30, 2004, the portion of these expenses to be paid by each series is listed in the following table. All expense reimbursement arrangements may be discontinued at any time.

    The advisors will not seek to recapture any prior years waived investment advisory fees.

                                                          MAXIMUM OPERATING
    SERIES                                                    EXPENSE
    --------                                              -----------------

    Aberdeen International ............................           0.40%
    AIM Mid-Cap Equity ................................           0.25
    Alliance/Bernstein Enhanced Index .................           0.20
    Alliance/Bernstein Growth + Value .................           0.25
    Duff & Phelps Real Estate Securities ..............           0.35
    Engemann Capital Growth ...........................           0.25
    Engemann Small & Mid-Cap Growth ...................           0.35
    Goodwin Money Market ..............................           0.25
    Goodwin Multi-Sector Fixed Income .................           0.25
    Goodwin Multi-Sector Short Term Bond ..............           0.20
    Kayne Rising Dividends ............................           0.15
    Kayne Small-Cap Quality Value .....................           0.15
    Lazard International Equity Select ................           0.15
    Lazard Small-Cap Value ............................           0.15
    Lazard U.S. Multi-Cap .............................           0.15
    Lord Abbett Bond-Debenture ........................           0.15
    Lord Abbett Large-Cap Value .......................           0.15
    Lord Abbett Mid-Cap Value .........................           0.15
    MFS Investors Growth Stock ........................           0.25
    MFS Investors Trust ...............................           0.25
    MFS Value .........................................           0.25
    Northern Dow 30 ...................................           0.25
    Northern Nasdaq-100 Index(R) ......................           0.25
    Oakhurst Growth & Income ..........................           0.25
    Oakhurst Strategic Allocation .....................           0.25
    Oakhurst Value Equity .............................           0.25
    Sanford Bernstein Global Value ....................           0.25
    Sanford Bernstein Mid-Cap Value ...................           0.25
    Sanford Bernstein Small-Cap Value .................           0.25
    Seneca Mid-Cap Growth .............................           0.35
    Seneca Strategic Theme ............................           0.35
    State Street Research Small-Cap Growth ............           0.15

    As Financial Agent to the Fund and to each series, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of PNX, receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of each series. Certain minimum fees may apply. For the period ended June 30, 2004, the Fund paid PEPCO financial agent fees totaling $1,388,384.

    Pursuant to an Administration Agreement, Phoenix Life Insurance Company ("PLIC"), an indirect wholly-owned subsidiary of PNX, receives a service fee at the annual rate of 0.08% of the average daily net assets of each series for providing certain stock transfer and accounting services for each series. For the period ended June 30, 2004, the Fund paid PLIC $1,115,475.

    For the period ended June 30, 2004, the Fund paid PXP Securities Corp., a wholly owned subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of it as follows:

                                                            COMMISSIONS PAID TO
                                                           PXP SECURITIES CORP.
                                                           --------------------
    Seneca Strategic Theme ...........................             $24,398

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

    At June 30, 2004, PNX and affiliates held shares in the Fund which had the following aggregate value:

    AIM Mid-Cap Equity ............................................  $3,822,606
    Alliance/Bernstein Growth & Value .............................   2,521,762
    Kayne Rising Dividends ........................................     586,058
    Kayne Small-Cap Quality Value .................................     649,383
    Lazard International Equity Select ............................   1,235,490
    Lazard Small-Cap Value ........................................   4,225,518
    Lazard U.S. Multi-Cap .........................................   2,756,968
    Lord Abbett Bond-Debenture ....................................   2,459,178
    Lord Abbett Mid-Cap Value .....................................   1,330,423
    MFS Investors Growth Stock ....................................   6,006,265
    MFS Investors Trust ...........................................   2,998,905
    Northern Nasdaq-100 Index(R) ..................................   1,929,535
    Sanford Bernstein Global Value ................................   7,666,211
    State Street Research Small-Cap Growth ........................   2,346,181

NOTE 4--PURCHASES AND SALES OF SECURITIES
    Purchases and sales of securities during the period ended June 30, 2004, (excluding U.S. Government securities, short-term securities, futures contracts, swaps and forward currency contracts) aggregated to the following:

                                                    PURCHASES           SALES
                                                  ------------     ------------
    Aberdeen International ....................   $ 42,609,974     $ 49,835,418
    AIM Mid-Cap Equity ........................      6,179,481        3,489,505
    Alliance/Bernstein Enhanced Index .........     17,153,982       12,273,631
    Alliance/Bernstein Growth + Value .........      3,126,637        1,237,603
    Duff & Phelps Real Estate Securities ......     18,146,987       17,976,392
    Engemann Capital Growth ...................    206,097,226      252,583,286
    Engemann Small & Mid-Cap Growth ...........      9,771,939        7,530,540
    Goodwin Money Market ......................        533,360               --
    Goodwin Multi-Sector Fixed Income .........    119,910,303      114,129,720
    Goodwin Multi-Sector Short Term Bond ......     18,257,364       12,877,480
    Kayne Rising Dividends ....................      6,128,718        1,677,615
    Kayne Small-Cap Quality Value .............      1,496,033          371,170
    Lazard International Equity Select ........     20,158,589        2,174,460
    Lazard Small-Cap Value ....................      7,915,488        5,639,054
    Lazard U.S. Multi-Cap .....................      4,250,238        2,374,207
    Lord Abbett Bond-Debenture ................      8,641,494        3,725,835
    Lord Abbett Large-Cap Value ...............     27,663,452        6,017,121
    Lord Abbett Mid-Cap Value .................      5,883,773        1,183,106
    MFS Investors Growth Stock ................     52,882,809       52,917,966
    MFS Investors Trust .......................      4,775,213        4,555,138
    MFS Value .................................     10,176,831        6,595,582
    Northern Dow 30 ...........................     12,814,707       10,024,089
    Northern Nasdaq-100 Index(R) ..............      5,870,840        2,556,880
    Oakhurst Growth and Income ................     40,946,325       33,106,093
    Oakhurst Strategic Allocation .............    147,403,501      185,349,336
    Oakhurst Value Equity .....................     44,856,340       46,179,677
    Sanford Bernstein Global Value ............      5,253,519        2,787,450
    Sanford Bernstein Mid-Cap Value ...........     26,094,167       20,981,351
    Sanford Bernstein Small-Cap Value .........     18,613,941       14,007,927
    Seneca Mid-Cap Growth .....................     77,879,008       79,629,404
    Seneca Strategic Theme ....................    101,085,984      107,606,304
    State Street Research Small-Cap Growth ....     20,455,474       14,576,785

    Purchases and sales of long-term U.S. Government securities during the period ended June 30, 2004, aggregated the following:

                                                    PURCHASES          SALES
                                                   -----------       ----------
    Goodwin Multi-Sector Fixed Income ........     $13,057,425       $8,606,795
    Goodwin Multi-Sector Short Term Bond .....       2,002,599        1,242,316
    Lord Abbett Bond-Debenture ...............         566,328          129,240
    Oakhurst Strategic Allocation ............      21,323,940        9,511,572

NOTE 5--CREDIT RISK AND CONCENTRATIONS
    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

    Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

    High yield/high risk debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

NOTE 6--ILLIQUID AND RESTRICTED SECURITIES
    Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the series' Schedule of Investments where applicable.

    Restricted securities are investments in securities not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

    At June 30, 2004, the Fund held the following restricted securities:


    Goodwin Multi-Sector Fixed Income                                 Acquisition Date      Acquisition Cost      % of Net Assets
    ---------------------------------                                 ----------------      ----------------      ---------------
         Candscent Technologies Corp. Cv 144A 8% 5/1/03 ............         3/6/00            $   40,000                0.0%

    Oakhurst Strategic Allocation
    -----------------------------
        ITW Cupids Financial Trust I 144A 6.55%, 12/31/11 .........         4/18/02             1,996,980                0.5

    At the end of the period, the value of restricted securities amounted to $2,131,550 or 0.5% of net assets.

    Each series will bear any costs, including those involved in registration under securities Act of 1933, in connection with the disposition of restricted securities.

NOTE 7--FEDERAL INCOME TAX INFORMATION
    The following series have capital loss carryovers which may be used to offset future capital gains.


                                                                           EXPIRATION YEAR
                                    ------------------------------------------------------------------------------------------------
                                       2005      2006      2007       2008          2009         2010         2011          TOTAL
                                    ---------- --------  ---------  ----------  ------------  -----------  -----------  ------------
Aberdeen International ...........  $1,280,431 $     -- $       -- $   295,786  $ 26,725,829  $21,729,527  $19,740,631  $ 69,772,204
AIM Mid-Cap Equity ...............          --       --         --          --            --       41,525           --        41,525
Alliance/Bernstein Enhanced Index           --       --         --          --     5,915,199   15,534,573    7,723,071    29,172,843
Alliance/Bernstein Growth + Value           --       --         --          --            --      462,448      303,453       765,901
Engemann Capital Growth ..........      30,157  590,466  5,141,805  11,718,126   287,550,532   73,263,809    5,973,373   384,268,268
Engemann Small & Mid-Cap Growth ..          --       --         --     302,334     1,838,456    4,227,881      744,060     7,112,731
Goodwin Multi-Sector Fixed Income           --       --  5,353,161   6,659,630     4,980,791    7,850,329           --    24,843,911
Goodwin Multi-Sector Short Term Bond        --       --         --          --            --           --       18,992        18,992
MFS Investors Growth Stock .......          --       --    574,679   6,196,948    18,423,160   18,330,727   11,077,954    54,603,468
MFS Investors Trust ..............          --       --         --          --            --      326,812        6,486       333,298
MFS Value ........................          --       --         --          --            --      159,310           --       159,310
Northern Dow 30 ..................          --       --         --          --            --      537,400           --       537,400
Northern Nasdaq-100 Index(R) .....          --       --         --      35,822       775,525      542,317      931,918     2,285,582
Oakhurst Growth and Income .......          --       --         --          --     3,195,522   11,717,280    5,419,237    20,332,039
Oakhurst Strategic Allocation ....          --       --         --          --     5,639,688   13,194,113           --    18,833,801
Oakhurst Value Equity ............          --       --         --          --            --   16,820,901           --    16,820,901
Sanford Bernstein Global Value ...          --       --         --          --            --      441,697      174,094       615,791
Seneca Mid-Cap Growth ............          --       --         --          --    20,367,702   16,035,347           --    36,403,049
Seneca Strategic Theme ...........          --       --         --          --    73,480,758   27,319,632           --   100,800,390


    Included in the Aberdeen International amounts are $2,547,074, which were acquired in connection with the merger of the Aberdeen New Asia Series on February 7, 2003.

    Included in the Engemann Capital Growth's amounts are $23,491,846, which were acquired in connection with the merger of the Engemann Nifty Fifty Series on April 5, 2002.

    Included in the MFS Investors Growth Stock's amounts (formerly Janus Growth Series) are $4,002,162; $3,586,175; and $974,489, respectively, which were acquired in connection with the mergers of the Janus Core Equity Series on March 22, 2002; Van Kampen Focus Equity Series on February 14, 2003; and MFS Investors Growth Stock Series on February 14, 2003.

    A series may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

NOTE 8--MERGERS
    On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of 50,639,637 including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804.

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

    On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 9--MANAGER OF MANAGERS
    The Fund and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the Fund's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the Fund. The Fund and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 10--MIXED AND SHARED FUNDING
    Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the Fund may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund's Trustees currently do not foresee any such differences or disadvantages at this time. However, the Fund's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund or shares of another fund may be substituted.

NOTE 11--PROPOSED REORGANIZATION
    On May 11, 2004, The Board of Trustees of the Fund approved a Plan of Reorganization to merge five series of the Fund into other existing series of the Fund. Each discontinued series will be merged into a corresponding series as follows:

           DISCONTINUED SERIES                     SURVIVING SERIES
           -------------------                     ----------------
           Alliance/Bernstein Growth + Value       Oakhurst Growth and Income
           MFS Investors Trust                     Oakhurst Growth and Income
           MFS Value                               Oakhurst Value Equity
           Lazard U.S. Multi-Cap                   Engemann Capital Growth
           Sanford Bernstein Global Value          Aberdeen International

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

    If the shareholders approve the Plan of Reorganization each discontinued series will transfer substantially all of its assets and liabilities to the corresponding surviving series. In exchange, shareholders of the discontinued series will receive a proportional number of shares in the surviving series. The shareholders of each discontinued series must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of series listed under the discontinued series heading shown above will be held on September 14, 2004, at which time, these matters will be submitted for a shareholder vote.

    At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 12--OTHER
    Effective December 4, 2003, the name of the subadvisor of Aberdeen International changed to Aberdeen Asset Management Inc. from Aberdeen Fund Managers, Inc.

    The Board of Trustees of the Fund has approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change will be effective July 30, 2004.

NOTE 13--PROXY VOTING PROCEDURES
    The advisers and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

                          THE PHOENIX EDGE SERIES FUND
                         RESULTS OF SHAREHOLDER MEETING
                                   (UNAUDITED)

A special meeting of Shareholders of Phoenix-Janus Flexible Income Series, a Series of The Phoenix Edge Series Fund was held on April 14, 2004 for the following purpose:


     1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated April 14, 2004 and the transactions it contemplates, including (a) the transfer of the assets of the Phoenix-Janus Flexible Income Series ( the "Merging Series") to the Phoenix-Goodwin Multi-Sector Fixed Income Series (the "Surviving Series"), another series of The Phoenix Edge Series Fund in exchange solely for the shares of the Surviving Series and the assumption by the Surviving Series of all known liabilities of the Merging Series and (b) the distribution of the shares of the Surviving Series so received to shareholders of the Merging Series in complete liquidation of the Merging Series.

On the record date of February 25, 2004, there were 4,550,610 shares outstanding. Of the shares outstanding, 1,140,052 shares or 25.1%, were voted by policyholders and contractowners. Since Phoenix echo votes its record date shares in the same proportion as the voted shares received from policyholders and contractowners, effectively 100% of the outstanding shares were voted.


                                                                                 NUMBER OF VOTES
                                                                     FOR              AGAINST          ABSTAIN
                                                                    -------      ---------------       -------
     1. Approve Agreement and Plan of Reorganization                986,562           38,600           114,890

                                 FUND MANAGEMENT
                                   (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 541-0171.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           FUND COMPLEX      OTHER TRUSTEESHIPS/
  NAME, ADDRESS, DATE OF BIRTH     LENGTH OF              PRINCIPAL OCCUPATION(S)           OVERSEEN BY          DIRECTORSHIPS
  AND POSITION(S) WITH TRUST      TIME SERVED               DURING PAST 5 YEARS               TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
  Frank M. Ellmer, CPA           Served since   Currently retired.                               32                None
  c/o The Phoenix Edge Series        1999
    Fund
  101 Munson Street
  Greenfield, MA 01301
  DOB: 4/11/40
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  John A. Fabian                 Served since   Currently retired.                               32                None
  c/o The Phoenix Edge Series        1999
    Fund
  101 Munson Street
  Greenfield, MA 01301
  DOB: 2/5/34
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Roger A. Gelfenbien            Served since   Currently retired. Previously Consultant,        32     Director, Webster Bank
  c/o The Phoenix Edge Series        2000       Accenture (1978-1999).                                  (4/2003-present). Director,
    Fund                                                                                                USAllianz Variable Insurance
  101 Munson Street                                                                                     Product Trust, 23 funds
  Greenfield, MA 01301                                                                                  (1999-present).
  DOB: 5/14/43                                                                                          Chairman Board of Trustees
  Trustee                                                                                               at The University of
                                                                                                        Connecticut (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Eunice S. Groark               Served since   Self-employed. Previously Visiting Professor     32     Director, Peoples' Bank
  c/o The Phoenix Edge Series        1999       in Government, Wesleyan University                      (1995-present).
    Fund                                        (1997-1999); Columnist, Journal-Inquirer
  101 Munson Street                             (1995-2000).
  Greenfield, MA 01301
  DOB: 2/1/38
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Frank E. Grzelecki             Served since   Currently retired. Previously Managing           32     Director, Barnes Group, Inc.
  c/o The Phoenix Edge Series        2000       Director, Saugatuck Associates, Inc.
    Fund                                        (1999-2000).
  101 Munson Street
  Greenfield, MA 01301
  DOB: 6/19/37
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  John R. Mallin                 Served since   Principal/Attorney McCarter & English, LLP       32                None
  c/o The Phoenix Edge Series        1999       (2003-present); Principal/Attorney,
    Fund                                        Cummings & Lockwood, LLC (1996-2003).
  101 Munson Street
  Greenfield, MA 01301
  DOB: 7/28/50
  Trustee
------------------------------------------------------------------------------------------------------------------------------------

                                                      FUND MANAGEMENT
                                                        (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           FUND COMPLEX      OTHER TRUSTEESHIPS/
  NAME, ADDRESS, DATE OF BIRTH     LENGTH OF              PRINCIPAL OCCUPATION(S)           OVERSEEN BY          DIRECTORSHIPS
  AND POSITION(S) WITH TRUST      TIME SERVED               DURING PAST 5 YEARS               TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin             Served since   Consultant, Phoenix Investment Partners          71                None
56 Prospect Street                   2003.      Ltd. (2002-present). Director, PXRE
Hartford, CT 06115-0480                         Corporation (Delaware) (1985-present),
DOB: 10/23/46                                   World Trust Fund (1991-present). Chairman
                                                (1997-2002), Director (1995-2002), Vice
Trustee/Chairman/President                      Chairman (1995-1997) and Chief Executive
                                                Officer (1995-2002), Phoenix Investment
                                                Partners, Ltd. Director and Executive Vice
                                                President, The Phoenix Companies, Inc.
                                                (2000-2002). Director (1994-2002) and
                                                Executive Vice President, Investments
                                                (1987-2002), Phoenix Life Insurance
                                                Company. Director (1983-2002) and Chairman
                                                (1995-2002), Phoenix Investment Counsel,
                                                Inc. Director (1982-2002) and President
                                                (1990-2000), Phoenix Equity Planning
                                                Corporation. Chairman and President,
                                                Phoenix/Zweig Advisers LLC (2001-2002).
                                                Director (2001-2002) and President (April
                                                2002-September 2002), Phoenix Investment
                                                Management Company. Director and Executive
                                                Vice President, Phoenix Life and Annuity
                                                Company (1996-2002). Director (1995-2000)
                                                and Executive Vice President (1994-2002),
                                                PHL Variable Insurance Company. Director,
                                                Phoenix National Trust Holding Company
                                                (2001-2002). Director (1985-2002) and Vice
                                                President (1986-2002), PM Holdings, Inc.
                                                Director, W.S. Griffith Associates, Inc.
                                                (1995-2002). Director (1992-2002) and
                                                President (1993-1994), W.S. Griffith
                                                Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Philip K. Polkinghorn            Served since   Executive Vice President, The Phoenix            32                None
One American Row                     2004.      Companies, Inc. (March 2004-present). Vice
Hartford, CT 06102                              President, Sun Life Financial Company
DOB: 7/29/57                                    (2001-2004). President, Keyport Life
Trustee/Executive Vice President                (1998-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                      FUND MANAGEMENT
                                                        (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
  NAME, ADDRESS, DATE OF BIRTH     LENGTH OF                                   PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH TRUST      TIME SERVED                                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Gina C. O'Connell                Served since     Senior Vice President, Life and Annuity Operations (2001-present), the Phoenix
One American Row                     2004.        Companies, Inc.; Senior Vice President, Life and Annuity Operations
Hartford, CT 06102                                (2001-present), Vice President, various marketing and product development
DOB: 10/17/62                                     departments (1998-2001), Phoenix Life Insurance Company.
Senior Vice President
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                    Treasurer,    Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000), Assistant
56 Prospect Street                 served since   Treasurer (2001-2003), Vice President, Operations (2003-present), Phoenix Equity
Hartford, CT 06115                    1994;       Planning Corporation. Treasurer, Phoenix Fund Complex (1994-present).
DOB: 11/24/52                    Vice President,
Vice President, Treasurer and      served since
Principal Accounting Officer          2000.
------------------------------------------------------------------------------------------------------------------------------------
Doreen A. Bonner                 Served since     Vice President and Compliance Officer, Phoenix Variable Advisors, Inc.
One American Row                     1999.        (1999-present). Vice President and Compliance Officer, Phoenix Investment Counsel,
Hartford, CT 06102                                Inc. (2003-present). Director (manager type), Individual Market Development,
DOB: 2/21/56                                      Phoenix Life Insurance Company (1997-2003).
Vice President and
Compliance Officer
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth                 Vice President,  Vice President and Insurance and Investment Products Counsel (2002-present),
One American Row                   Counsel and    Counsel (1993-2002), Phoenix Life Insurance Company. Director (2003-present),
Hartford, CT 06102                  Secretary     President (2003-present), Assistant Secretary (2002-present), Phoenix Variable
DOB: 11/14/58                      served since   Advisors, Inc. Secretary (2002-present), Chief Legal Officer (2003-present),
Vice President, Counsel,              2001;       Phoenix Fund Complex.
Secretary and Chief Legal          Chief Legal
Officer                              Officer
                                   served since
                                      2003.
------------------------------------------------------------------------------------------------------------------------------------

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

BOARD OF TRUSTEES
Frank M. Ellmer, CPA
John A. Fabian
Roger A. Gelfenbien
Eunice S. Groark
Frank E. Grzelecki
John R. Mallin
Philip R. McLoughlin
Philip K. Polkinghorn

EXECUTIVE OFFICERS
Philip R. McLoughlin, Chairman and President
Philip K. Polkinghorn, Executive Vice President
Gina C. O'Connell, Senior Vice President
Nancy G. Curtiss, Vice President, Treasurer, and Principal Accounting Officer Doreen A. Bonner, Vice President and Compliance Officer
Richard J. Wirth, Vice President,
   Counsel, Secretary and Chief Legal Officer


INVESTMENT ADVISORS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street, Suite 3600
Chicago, Illinois 60603

Phoenix Variable Advisors, Inc.
One American Row
Hartford, Connecticut 06102-5056

CUSTODIANS
JP Morgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

                         THIS PAGE INTENTIONALLY BLANK.

                                                                    ------------
PHOENIX LIFE INSURANCE COMPANY                                        PRSRT STD
P.O. Box 22012                                                      U.S. Postage
Albany, NY 12201-2012                                                  P A I D
                                                                       Andrew
                                                                     Associates
                                                                    ------------





Phoenix Life Insurance Company
www.phoenixwm.com

                                             [GRAPHIC OMITTED]
GN0144A (C) Phoenix Life Insurance company   PRINTED ON RECYCLED PAPER.     2-04


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   The Phoenix Edge Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*    /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date      September 2, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date      September 2, 2004
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By (Signature and Title)*    /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                             Nancy G. Curtiss, Treasurer
                             (principal financial officer)

Date      September 2, 2004
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* Print the name and title of each signing officer under his or her signature.